Item 1. Schedule of Investments:
--------------------------------
Putnam Variable Trust Fund


QUARTERLY PORTFOLIO HOLDINGS

9-30-04


Putnam VT American Government Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

U.S. government and agency mortgage obligations (67.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (2.7%)
-----------------------------------------------------------------------------------------------------------
     $4,989,640  Government National Mortgage Association
                 Adjustable Rate Mortgages 4 1/2s, August
                 20, 2034                                                                        $5,028,163
                 Government National Mortgage Association
                 Pass-Through Certificates
        127,212  7 1/2s, with due dates from June 15,
                 2030 to March 15, 2032                                                             137,548
         60,580  7s, September 15, 2031                                                              65,578
        768,297  6 1/2s, with due dates from April 15,
                 2028 to October 15, 2032                                                           812,802
        315,000  6 1/2s, TBA, October 1, 2034                                                       332,030
        276,760  6s, April 15, 2028                                                                 289,246
                                                                                              -------------
                                                                                                  6,665,367

U.S. Government Agency Mortgage Obligations (65.0%)
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
        834,478  7 1/2s, with due dates from January 1,
                 2030 to July 1, 2031                                                               897,453
        123,103  7 1/2s, with due dates from October 1,
                 2014 to October 1, 2015                                                            131,162
      5,170,739  7s, with due dates from November 1, 2026
                 to July 1, 2032                                                                  5,495,983
        917,055  5 1/2s, December 1, 2033                                                           931,957
      8,636,616  5s, with due dates from May 1, 2018 to
                 November 1, 2018                                                                 8,801,589
                 Federal National Mortgage Association
                 Pass-Through Certificates
      1,229,037  7 1/2s, with due dates from August 1,
                 2029 to June 1, 2032                                                             1,320,028
     56,170,788  7s, with due dates from May 1, 2023 to
                 February 1, 2034                                                                59,663,313
      2,200,000  7s, TBA, September 1, 2034                                                       2,336,125
     21,910,634  6 1/2s, with due dates from April 1,
                 2024 to July 1, 2034                                                            23,030,964
     27,000,000  6 1/2s, TBA, November 1, 2034                                                   28,252,967
      9,000,000  6 1/2s, TBA, October 1, 2034                                                     9,438,750
      5,000,000  6s, TBA, November 1, 2034                                                        5,151,563
      5,000,000  6s, TBA, October 1, 2034                                                         5,170,313
      6,090,000  5 1/2s, TBA, October 1, 2034                                                     6,168,980
        216,722  5s, April 1, 2019                                                                  220,523
      4,000,000  5s, TBA, October 1, 2019                                                         4,062,500
         46,858  4s, May 1, 2019                                                                     45,718
                                                                                              -------------
                                                                                                161,119,888
                                                                                              -------------
                 Total U.S. government and agency mortgage obligations  (cost $167,145,485)    $167,785,255

U.S. government agency obligations (6.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $4,497,000  Fannie Mae 7 1/4s, January 15, 2010                                             $5,219,855
     10,000,000  Federal Farm Credit Bank 5 3/4s, January
                 18, 2011                                                                        10,905,254
                                                                                              -------------
                 Total U.S. government agency obligations  (cost $14,951,121)                   $16,125,109

U.S. treasury obligations (21.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
     $4,260,000  8s, November 15, 2021                                                           $5,855,503
     11,505,000  6 1/4s, May 15, 2030                                                            13,656,794
     18,622,000  4 1/4s, August 15, 2013                                                         18,904,239
     14,038,000  U.S. Treasury Notes 1 5/8s, January 31,
                 2005                                                                            14,027,034
                                                                                              -------------
                 Total U.S. treasury obligations  (cost $50,891,510)                            $52,443,570

Collateralized mortgage obligations (8.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Fannie Mae
       $771,592  Ser. 03-W6, Class PT1, 9.415s, 2042                                               $879,511
        411,190  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                445,866
      1,314,510  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                              1,426,049
        252,036  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                273,510
      1,593,996  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                              1,730,007
        958,008  Ser. 02-T16, Class A3, 7 1/2s, 2042                                              1,039,638
      1,479,695  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                              1,606,672
      1,119,665  Ser. 02-W4, Class A5, 7 1/2s, 2042                                               1,214,436
         39,178  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                  42,232
        134,678  Ser. 02-14, Class A2, 7 1/2s, 2042                                                 145,716
        928,596  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              1,001,097
        287,858  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 311,154
        634,456  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                 684,165
        404,471  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                437,242
        243,811  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                 263,277
        624,272  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                 673,345
          1,674  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                   1,805
        137,352  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 148,434
      1,102,471  Ser. 02-T1, Class A3, 7 1/2s, 2031                                               1,190,960
        461,119  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 497,367
         23,028  Ser. 02-W7, Class A5, 7 1/2s, 2029                                                  24,987
        570,566  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                 618,661
      9,957,494  Ser. 329, Class 2, IO (Interest Only), 5
                 1/2s, 2033                                                                       2,178,202
     19,004,555  Ser. 03-W10, Class 1A, IO, 1.839s, 2043                                            534,503
     22,371,001  Ser. 03-W10, Class 3A, IO, 1.802s, 2043                                            643,166
     11,619,322  Ser. 03-T2, Class 2, IO, 1.068s, 2042                                              291,931
      3,387,529  Ser. 03-W6, Class 51, IO, 0.674s, 2042                                              62,828
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
      2,639,006  Ser. T-58, Class 4A, 7 1/2s, 2043                                                2,852,271
        383,316  Ser. T-42, Class A5, 7 1/2s, 2042                                                  414,684
            455  Ser. T-41, Class 3A, 7 1/2s, 2032                                                      491
        740,089  Ser. 212, IO, 6s, 2031                                                             142,814
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $23,860,788)                  $21,777,021

Short-term investments (20.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $24,000,000  Interest in $71,500,000 joint repurchase
                 agreement dated September 30, 2004 with
                 UBS Securitites, LLC due October 1, 2004
                 with respect to various U.S. Government
                 obligations -- maturity value of
                 $71,503,575 for an effective yield of
                 1.8%                                                                           $24,000,000
      3,000,000  Interest in $253,000,000 joint
                 repurchase agreement dated September 30,
                 2004 with Bank of America Securities,
                 LLC due October 1, 2004 with respect to
                 various U.S. Government obligations
                 maturity value of $253,013,283 for an
                 effective yield of 1.89%                                                         3,000,000
     13,000,000  Federal National Mortgage Association
                 for an effective yield of  1.54%,
                 October 12, 2004                                                                12,993,883
     11,000,000  Federal National Mortgage Association
                 for an effective yield of  1.79%,
                 November 15, 2004                                                               10,975,388
        675,000  U.S. Treasury Bills zero %, October 7,
                 2004 (SEG)                                                                         674,831
                                                                                              -------------
                 Total Short-term investments  (cost $51,644,102)                               $51,644,102
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $308,493,006) (b)                                     $309,775,057
-----------------------------------------------------------------------------------------------------------



Futures contracts outstanding at September 30, 2004 (Unaudited)

                                                                 Unrealized
                                   Aggregate    Expiration      appreciation/
                         Value    face value       date        (depreciation)
----------------------------------------------------------------------------
CBT Interest Rate
Swap 10 yr (Long)       $553,750    $543,840      Dec-04              $9,910
Euro 90 day (Long)     1,465,425   1,467,036      Dec-04              (1,611)
Euro 90 day (Long)       967,500     964,792      Dec-05               2,708
Euro 90 day (Long)       487,200     488,096      Mar-05                (896)
Euro 90 day (Long)       486,100     486,084      Jun-05                  16
Euro 90 day (Long)       484,950     484,284      Sep-05                 666
U.S. Treasury Bond
(Short)                6,284,250   6,266,582      Dec-04             (17,668)
U.S. Treasury Note
10 yr (Long)          87,284,375  86,454,684      Dec-04             829,691
U.S. Treasury Note
5 yr (Short)          50,834,250  50,627,075      Dec-04            (207,175)
----------------------------------------------------------------------------
                                                                    $615,641
----------------------------------------------------------------------------


TBA sale commitments outstanding at September 30, 2004 (Unaudited) (proceeds receivable $39,536,352)

                    Principal       Settlement
Agency                amount           date                          Value
----------------------------------------------------------------------------
FNMA, 6 1/2s,
November 1, 2034   $5,800,000        11/15/04                     $6,069,156
FNMA, 6 1/2s,
October 1, 2034    27,000,000        10/14/04                     28,316,249
FNMA, 6s,
October 1, 2034     5,000,000        10/14/04                      5,170,313
----------------------------------------------------------------------------
                                                                 $39,555,718
----------------------------------------------------------------------------


Interest rate swap contracts outstanding at September 30, 2004 (Unaudited)

                                                                 Unrealized
                                        Notional   Termination  appreciation/
                                         amount        date    (depreciation)
----------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                             $7,000,000     3/30/09       $175,690

Agreement with Bank of America,
N.A. dated December 2,  2003 to pay
semi-annually the notional amount
multiplied by 2.444% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              4,779,000     12/5/05        (26,474)

Agreement with Bank of America N.A.
dated December 12, 2003 to pay
semi-annually the notional amount
multiptied by 2.1125% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR.                                879,000    12/16/05            (33)

Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiptied by
2.931% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                  2,529,200      7/9/06         11,956

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional amount
multiptied by 4.641% and pay
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                         19,434,000    12/15/13        512,005

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional amount
multiptied by 2.23762% and pay
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                          8,109,000     12/9/05         16,419

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional amount
multiptied by 4.579% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                          2,731,000    12/16/13        (57,821)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional amount
multiptied by 4.71% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                          1,581,000    12/15/13        (50,012)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional amount
multiptied by 2.235% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                            378,000    12/15/05           (660)
----------------------------------------------------------------------------
                                                                    $581,070
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $247,902,147.

  (b) The aggregate identified cost on a tax basis is $309,313,105, resulting in gross unrealized appreciation and depreciation of $2,755,053 and $2,293,101, respectively, or net unrealized appreciation of $461,952.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

      Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Putnam VT Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.3%)
-----------------------------------------------------------------------------------------------------------
          1,600  Omnicom Group, Inc.                                                               $116,896

Aerospace and Defense (2.7%)
-----------------------------------------------------------------------------------------------------------
          2,099  United Defense Industries, Inc. (NON)                                               83,939
         11,472  United Technologies Corp.                                                        1,071,255
                                                                                              -------------
                                                                                                  1,155,194

Airlines (0.3%)
-----------------------------------------------------------------------------------------------------------
          3,850  ExpressJet Holdings, Inc. (NON) (S)                                                 38,539
         17,070  Mesa Air Group, Inc. (NON) (S)                                                      87,057
                                                                                              -------------
                                                                                                    125,596

Automotive (1.2%)
-----------------------------------------------------------------------------------------------------------
          3,290  American Axle & Manufacturing Holdings,
                 Inc. (S)                                                                            96,265
          7,093  Autoliv, Inc.                                                                      286,557
          2,600  Monaco Coach Corp.                                                                  56,290
          5,000  Tenneco Automotive, Inc. (NON)                                                      65,500
                                                                                              -------------
                                                                                                    504,612

Banking (7.9%)
-----------------------------------------------------------------------------------------------------------
         31,566  Commerce Bancorp, Inc. (S)                                                       1,742,443
          3,782  Compass Bancshares, Inc.                                                           165,727
          2,605  Doral Financial Corp.                                                              108,029
          2,350  FirstFed Financial Corp. (NON)                                                     114,868
          3,100  Flagstar Bancorp, Inc.                                                              65,968
          3,480  R&G Financial Corp. Class B                                                        134,502
          1,580  TCF Financial Corp.                                                                 47,858
         32,513  U.S. Bancorp                                                                       939,626
          1,219  Westamerica Bancorp.                                                                66,911
                                                                                              -------------
                                                                                                  3,385,932

Beverage (1.0%)
-----------------------------------------------------------------------------------------------------------
         10,420  Coca-Cola Co. (The)                                                                417,321

Biotechnology (0.3%)
-----------------------------------------------------------------------------------------------------------
          1,609  Amylin Pharmaceuticals, Inc. (NON) (S)                                              33,017
            800  Connetics Corp. (NON) (S)                                                           21,616
            610  Neurocrine Biosciences, Inc. (NON)                                                  28,768
          1,330  Telik, Inc. (NON)                                                                   29,659
                                                                                              -------------
                                                                                                    113,060

Chemicals (1.4%)
-----------------------------------------------------------------------------------------------------------
          9,184  Georgia Gulf Corp.                                                                 409,515
          3,520  MacDermid, Inc.                                                                    101,939
          1,960  OM Group, Inc. (NON)                                                                71,658
                                                                                              -------------
                                                                                                    583,112

Commercial and Consumer Services (0.8%)
-----------------------------------------------------------------------------------------------------------
          8,208  Administaff, Inc. (NON)                                                             96,034
          2,800  Brink's Co. (The)                                                                   84,476
          2,240  Maximus, Inc. (NON)                                                                 64,534
          3,300  West Corp. (NON) (S)                                                                96,129
                                                                                              -------------
                                                                                                    341,173

Communications Equipment (4.4%)
-----------------------------------------------------------------------------------------------------------
         15,730  Aspect Communications Corp. (NON)                                                  156,199
          2,920  Belden CDT, Inc.                                                                    63,656
         63,030  Cisco Systems, Inc. (NON)                                                        1,140,843
         10,710  Coinstar, Inc. (NON)                                                               249,543
          4,754  Inter-Tel, Inc. (S)                                                                102,781
         17,470  PTEK Holdings, Inc. (NON)                                                          149,718
          2,390  SeaChange Inernational, Inc. (NON)                                                  38,216
                                                                                              -------------
                                                                                                  1,900,956

Computers (2.1%)
-----------------------------------------------------------------------------------------------------------
          6,810  Checkpoint Systems, Inc. (NON)                                                     106,032
         68,310  EMC Corp. (NON)                                                                    788,297
                                                                                              -------------
                                                                                                    894,329

Conglomerates (2.7%)
-----------------------------------------------------------------------------------------------------------
         38,290  Tyco International, Ltd. (Bermuda)                                               1,173,971

Consumer Finance (4.2%)
-----------------------------------------------------------------------------------------------------------
         11,587  Capital One Financial Corp.                                                        856,279
          2,930  CompuCredit Corp. (NON)                                                             54,557
         57,468  Providian Financial Corp. (NON)                                                    893,053
                                                                                              -------------
                                                                                                  1,803,889

Consumer Goods (1.1%)
-----------------------------------------------------------------------------------------------------------
         13,210  Hasbro, Inc.                                                                       248,348
          8,205  Yankee Candle Co., Inc. (The) (NON)                                                237,617
                                                                                              -------------
                                                                                                    485,965

Electric Utilities (0.9%)
-----------------------------------------------------------------------------------------------------------
          3,150  Avista Corp.                                                                        57,015
          2,800  Great Plains Energy, Inc.                                                           81,620
          7,026  OGE Energy Corp.                                                                   177,266
          3,440  Puget Energy, Inc.                                                                  78,088
                                                                                              -------------
                                                                                                    393,989

Electronics (5.4%)
-----------------------------------------------------------------------------------------------------------
         68,164  Agere Systems, Inc. Class A (NON)                                                   71,572
         10,527  Integrated Device Technology, Inc. (NON)                                           100,322
         41,220  Intel Corp.                                                                        826,873
          2,000  Omnivision Technologies, Inc. (NON) (S)                                             28,300
         36,850  SanDisk Corp. (NON) (S)                                                          1,073,072
          8,310  Storage Technology Corp. (NON)                                                     209,911
                                                                                              -------------
                                                                                                  2,310,050

Engineering & Construction (0.4%)
-----------------------------------------------------------------------------------------------------------
          2,520  Eagle Materials, Inc.                                                              179,676

Financial (7.0%)
-----------------------------------------------------------------------------------------------------------
         31,955  Citigroup, Inc.                                                                  1,409,855
         17,110  Fannie Mae                                                                       1,084,774
          1,420  New Century Financial Corp. (S)                                                     85,512
          4,702  PMI Group, Inc. (The)                                                              190,807
          1,719  S&P 500 Index Depositary Receipts (SPDR
                 Trust Series 1)                                                                    192,115
            387  Student Loan Corp.                                                                  54,857
                                                                                              -------------
                                                                                                  3,017,920

Forest Products and Packaging (0.4%)
-----------------------------------------------------------------------------------------------------------
          3,140  Albany International Corp.                                                          93,603
          3,350  Louisiana-Pacific Corp.                                                             86,933
                                                                                              -------------
                                                                                                    180,536

Health Care Services (5.5%)
-----------------------------------------------------------------------------------------------------------
         27,950  Cardinal Health, Inc.                                                            1,223,372
          4,210  Community Health Systems, Inc. (NON)                                               112,323
          6,560  Express Scripts, Inc. Class A (NON)                                                428,630
          8,601  Health Net, Inc. (NON)                                                             212,617
          2,550  Lincare Holdings, Inc. (NON)                                                        75,761
          9,090  Manor Care, Inc.                                                                   272,336
            670  WellChoice, Inc. (NON)                                                              25,011
                                                                                              -------------
                                                                                                  2,350,050

Homebuilding (2.8%)
-----------------------------------------------------------------------------------------------------------
         16,450  Lennar Corp.                                                                       783,020
            659  NVR, Inc. (NON)                                                                    363,109
            855  Ryland Group, Inc.                                                                  79,224
                                                                                              -------------
                                                                                                  1,225,353

Household Furniture and Appliances (0.1%)
-----------------------------------------------------------------------------------------------------------
          1,640  La-Z-Boy, Inc. (S)                                                                  24,895

Insurance (4.5%)
-----------------------------------------------------------------------------------------------------------
          1,030  Delphi Financial Group Class A                                                      41,375
         11,840  Everest Re Group, Ltd. (Barbados)                                                  880,067
          2,998  IPC Holdings, Ltd. (Bermuda)                                                       113,954
          4,090  Odyssey Re Holdings Corp. (S)                                                       90,716
          3,770  Radian Group, Inc.                                                                 174,287
          6,433  RenaissanceRe Holdings, Ltd. (Bermuda)                                             331,814
          3,660  Stewart Information Services                                                       144,204
          3,678  W.R. Berkley Corp.                                                                 155,064
                                                                                              -------------
                                                                                                  1,931,481

Investment Banking/Brokerage (3.1%)
-----------------------------------------------------------------------------------------------------------
          1,680  Affiliated Managers Group (NON) (S)                                                 89,947
          4,730  American Capital Strategies, Ltd.                                                  148,238
          1,810  Eaton Vance Corp.                                                                   73,106
          1,400  IndyMac Bancorp, Inc.                                                               50,680
         10,540  Lehman Brothers Holdings, Inc. (S)                                                 840,249
          5,054  Waddell & Reed Financial, Inc. (S)                                                 111,188
                                                                                              -------------
                                                                                                  1,313,408

Leisure (0.2%)
-----------------------------------------------------------------------------------------------------------
          2,600  Winnebago Industries, Inc.                                                          90,064

Machinery (1.2%)
-----------------------------------------------------------------------------------------------------------
          2,360  Manitowoc Co., Inc. (The)                                                           83,686
         10,377  Terex Corp. (NON)                                                                  450,362
                                                                                              -------------
                                                                                                    534,048

Manufacturing (0.8%)
-----------------------------------------------------------------------------------------------------------
          5,970  Acuity Brands, Inc.                                                                141,907
          8,110  Flowserve Corp. (NON)                                                              196,100
                                                                                              -------------
                                                                                                    338,007

Medical Technology (2.6%)
-----------------------------------------------------------------------------------------------------------
          4,030  American Medical Systems Holdings, Inc.
                 (NON)                                                                              146,168
          1,600  Atherogenics, Inc. (NON) (S)                                                        52,720
          3,472  C.R. Bard, Inc.                                                                    196,619
          1,560  Epix Medical, Inc. (NON)                                                            30,124
          9,390  Medtronic, Inc.                                                                    487,341
          2,922  Sybron Dental Specialties, Inc. (NON)                                               86,754
          1,910  Ventana Medical Systems, Inc. (NON)                                                 96,340
                                                                                              -------------
                                                                                                  1,096,066

Metals (0.3%)
-----------------------------------------------------------------------------------------------------------
          2,870  Carpenter Technology Corp.                                                         137,014

Miscellaneous (0.5%)
-----------------------------------------------------------------------------------------------------------
          2,063  iShares Russell 1000 Growth Index Fund (S)                                         234,873

Natural Gas Utilities (0.4%)
-----------------------------------------------------------------------------------------------------------
          3,460  Energen Corp.                                                                      178,363

Oil & Gas (5.9%)
-----------------------------------------------------------------------------------------------------------
          5,180  Cabot Oil & Gas Corp. Class A (S)                                                  232,582
         11,490  Denbury Resources, Inc. (Canada) (NON)                                             291,846
         32,810  ExxonMobil Corp.                                                                 1,585,707
          3,320  Giant Industries, Inc. (NON)                                                        80,676
         12,520  Meridian Resource Corp. (NON)                                                      110,552
          3,028  Noble Energy, Inc.                                                                 176,351
          2,450  Vintage Petroleum, Inc.                                                             49,172
                                                                                              -------------
                                                                                                  2,526,886

Pharmaceuticals (6.3%)
-----------------------------------------------------------------------------------------------------------
          4,440  Andrx Group (NON)                                                                   99,278
         17,400  Johnson & Johnson                                                                  980,142
          1,058  King Pharmaceuticals, Inc. (NON)                                                    12,633
         12,180  Merck & Co., Inc.                                                                  401,940
         39,234  Pfizer, Inc.                                                                     1,200,560
                                                                                              -------------
                                                                                                  2,694,553

Real Estate (1.5%)
-----------------------------------------------------------------------------------------------------------
          1,240  CBL & Associates Properties (R)                                                     75,578
          2,000  IMPAC Mortgage Holdings, Inc. (R)                                                   52,600
          4,080  National Health Investors, Inc. (R)                                                116,035
          3,700  Nationwide Health Properties, Inc. (R) (S)                                          76,775
            650  RAIT Investment Trust                                                               17,778
          1,996  Redwood Trust, Inc. (R)                                                            124,590
          7,130  Senior Housing Properties Trust (R)                                                127,057
          3,160  Trizec Properties, Inc. (R)                                                         50,465
                                                                                              -------------
                                                                                                    640,878

Restaurants (0.2%)
-----------------------------------------------------------------------------------------------------------
          2,780  Lone Star Steakhouse & Saloon, Inc.                                                 71,807

Retail (7.3%)
-----------------------------------------------------------------------------------------------------------
          4,290  Abercrombie & Fitch Co. Class A                                                    135,135
         20,180  Family Dollar Stores, Inc.                                                         546,878
         24,670  Lowe's Cos., Inc.                                                                1,340,815
          5,050  Michaels Stores, Inc.                                                              299,011
          8,370  Movie Gallery, Inc. (S)                                                            146,726
          9,387  Rent-A-Center, Inc. (NON)                                                          242,748
          2,220  ShopKo Stores, Inc. (NON)                                                           38,650
         13,700  Supervalu, Inc.                                                                    377,435
                                                                                              -------------
                                                                                                  3,127,398

Software (5.4%)
-----------------------------------------------------------------------------------------------------------
         24,791  BMC Software, Inc. (NON)                                                           391,946
         22,296  Citrix Systems, Inc. (NON)                                                         390,626
         44,350  Microsoft Corp.                                                                  1,226,278
         18,420  Oracle Corp. (NON)                                                                 207,778
          3,990  THQ, Inc. (NON)                                                                     77,645
                                                                                              -------------
                                                                                                  2,294,273

Technology Services (0.9%)
-----------------------------------------------------------------------------------------------------------
          6,620  Acxiom Corp.                                                                       157,159
          1,820  Transaction Systems Architects, Inc.
                 (NON)                                                                               33,825
         19,400  United Online, Inc. (NON)                                                          186,628
                                                                                              -------------
                                                                                                    377,612

Telecommunications (1.6%)
-----------------------------------------------------------------------------------------------------------
            619  Commonwealth Telephone Enterprises, Inc.
                 (NON)                                                                               26,957
         27,030  Nextel Communications, Inc. Class A
                 (NON)                                                                              644,395
                                                                                              -------------
                                                                                                    671,352

Textiles (0.3%)
-----------------------------------------------------------------------------------------------------------
          5,900  Wolverine World Wide, Inc.                                                         148,680

Tire & Rubber (0.4%)
-----------------------------------------------------------------------------------------------------------
          8,600  Cooper Tire & Rubber                                                               173,462

Tobacco (2.8%)
-----------------------------------------------------------------------------------------------------------
         25,850  Altria Group, Inc.                                                               1,215,984
                                                                                              -------------
                 Total Common stocks  (cost $40,220,622)                                        $42,480,684

-----------------------------------------------------------------------------------------------------------
Short-term investments (8.7%) (a)
-----------------------------------------------------------------------------------------------------------
     $3,510,116  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        $3,506,969
       $214,152  Putnam Prime Money Market Fund (e)                                                $214,152
                                                                                              -------------
                 Total Short-term investments  (cost $3,721,121)                                 $3,721,121

                 Total Investments (cost $43,941,743)(b)                                        $46,201,805
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $42,865,300.

  (b) The aggregate identified cost on a tax basis is $45,123,917 resulting in gross unrealized appreciation and depreciation of $2,946,748 and $1,868,860 respectively, or net unrealized appreciation of $1,077,888.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at September 30, 2004

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $3,416,367. The fund received cash collateral of $3,506,969 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,117 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      For additional information regarding the fund please, see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.





Putnam VT Capital Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (98.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
-----------------------------------------------------------------------------------------------------------
          2,161  United Defense Industries, Inc. (NON)                                              $86,418

Airlines (0.8%)
-----------------------------------------------------------------------------------------------------------
          3,968  ExpressJet Holdings, Inc. (NON)                                                     39,720
         17,592  Mesa Air Group, Inc. (NON)                                                          89,719
                                                                                              -------------
                                                                                                    129,439

Automotive (3.1%)
-----------------------------------------------------------------------------------------------------------
          3,395  American Axle & Manufacturing Holdings,
                 Inc.                                                                                99,338
          7,314  Autoliv, Inc.                                                                      295,486
          2,300  Monaco Coach Corp.                                                                  49,795
          4,600  Tenneco Automotive, Inc. (NON)                                                      60,260
                                                                                              -------------
                                                                                                    504,879

Banking (4.6%)
-----------------------------------------------------------------------------------------------------------
          2,030  Commerce Bancorp, Inc.                                                             112,056
          3,895  Compass Bancshares, Inc.                                                           170,679
          2,689  Doral Financial Corp.                                                              111,513
          1,287  FirstFed Financial Corp. (NON)                                                      62,909
          3,089  Flagstar Bancorp, Inc.                                                              65,734
          2,627  R&G Financial Corp. Class B                                                        101,534
          1,922  TCF Financial Corp.                                                                 58,217
          1,258  Westamerica Bancorp.                                                                69,052
                                                                                              -------------
                                                                                                    751,694

Biotechnology (0.7%)
-----------------------------------------------------------------------------------------------------------
          1,694  Amylin Pharmaceuticals, Inc. (NON)                                                  34,761
            797  Connetics Corp. (NON)                                                               21,535
            636  Neurocrine Biosciences, Inc. (NON)                                                  29,994
          1,373  Telik, Inc. (NON)                                                                   30,618
                                                                                              -------------
                                                                                                    116,908

Chemicals (3.7%)
-----------------------------------------------------------------------------------------------------------
          9,469  Georgia Gulf Corp.                                                                 422,223
          3,626  MacDermid, Inc.                                                                    105,009
          1,943  OM Group, Inc. (NON)                                                                71,036
                                                                                              -------------
                                                                                                    598,268

Commercial and Consumer Services (2.1%)
-----------------------------------------------------------------------------------------------------------
          8,326  Administaff, Inc. (NON)                                                             97,414
          2,348  Brink's Co. (The)                                                                   70,839
          2,310  Maximus, Inc. (NON)                                                                 66,551
          3,400  West Corp. (NON)                                                                    99,042
                                                                                              -------------
                                                                                                    333,846

Communications Equipment (4.8%)
-----------------------------------------------------------------------------------------------------------
         15,953  Aspect Communications Corp. (NON)                                                  158,413
          3,015  Belden CDT, Inc.                                                                    65,727
         11,037  Coinstar, Inc. (NON)                                                               257,162
          4,896  Inter-Tel, Inc.                                                                    105,852
         18,011  PTEK Holdings, Inc. (NON)                                                          154,354
          2,461  SeaChange Inernational, Inc. (NON)                                                  39,351
                                                                                              -------------
                                                                                                    780,859

Computers (0.7%)
-----------------------------------------------------------------------------------------------------------
          7,018  Checkpoint Systems, Inc. (NON)                                                     109,270

Consumer Finance (2.0%)
-----------------------------------------------------------------------------------------------------------
          3,026  CompuCredit Corp. (NON)                                                             56,344
         17,220  Providian Financial Corp. (NON)                                                    267,599
                                                                                              -------------
                                                                                                    323,943

Consumer Goods (3.1%)
-----------------------------------------------------------------------------------------------------------
         13,622  Hasbro, Inc.                                                                       256,094
          8,457  Yankee Candle Co., Inc. (The) (NON)                                                244,915
                                                                                              -------------
                                                                                                    501,009

Electric Utilities (2.5%)
-----------------------------------------------------------------------------------------------------------
          3,243  Avista Corp.                                                                        58,698
          2,912  Great Plains Energy, Inc.                                                           84,885
          7,242  OGE Energy Corp.                                                                   182,716
          3,547  Puget Energy, Inc.                                                                  80,517
                                                                                              -------------
                                                                                                    406,816

Electronics (3.8%)
-----------------------------------------------------------------------------------------------------------
         70,265  Agere Systems, Inc. Class A (NON)                                                   73,778
         10,776  Integrated Device Technology, Inc. (NON)                                           102,695
          2,101  Omnivision Technologies, Inc. (NON)                                                 29,729
          6,820  SanDisk Corp. (NON)                                                                198,598
          8,569  Storage Technology Corp. (NON)                                                     216,453
                                                                                              -------------
                                                                                                    621,253

Engineering & Construction (1.1%)
-----------------------------------------------------------------------------------------------------------
          2,597  Eagle Materials, Inc.                                                              185,166

Financial (2.1%)
-----------------------------------------------------------------------------------------------------------
          1,453  New Century Financial Corp.                                                         87,500
          4,766  PMI Group, Inc. (The)                                                              193,404
            396  Student Loan Corp.                                                                  56,133
                                                                                              -------------
                                                                                                    337,037

Forest Products and Packaging (1.1%)
-----------------------------------------------------------------------------------------------------------
          3,238  Albany International Corp.                                                          96,525
          3,452  Louisiana-Pacific Corp.                                                             89,579
                                                                                              -------------
                                                                                                    186,104

Health Care Services (4.4%)
-----------------------------------------------------------------------------------------------------------
          4,336  Community Health Systems, Inc. (NON)                                               115,684
          8,862  Health Net, Inc. (NON)                                                             219,069
          2,619  Lincare Holdings, Inc. (NON)                                                        77,810
          9,372  Manor Care, Inc.                                                                   280,785
            688  WellChoice, Inc. (NON)                                                              25,683
                                                                                              -------------
                                                                                                    719,031

Homebuilding (2.8%)
-----------------------------------------------------------------------------------------------------------
            679  NVR, Inc. (NON)                                                                    374,129
            876  Ryland Group, Inc. (The)                                                            81,170
                                                                                              -------------
                                                                                                    455,299

Household Furniture and Appliances (0.2%)
-----------------------------------------------------------------------------------------------------------
          1,732  La-Z-Boy, Inc.                                                                      26,292

Insurance (6.7%)
-----------------------------------------------------------------------------------------------------------
          1,062  Delphi Financial Group Class A                                                      42,661
          3,039  IPC Holdings, Ltd. (Bermuda)                                                       115,512
          4,216  Odyssey Re Holdings Corp.                                                           93,511
          3,889  Radian Group, Inc.                                                                 179,788
          6,627  RenaissanceRe Holdings, Ltd. (Bermuda)                                             341,821
          3,768  Stewart Information Services                                                       148,459
          3,789  W.R. Berkley Corp.                                                                 159,744
                                                                                              -------------
                                                                                                  1,081,496

Investment Banking/Brokerage (3.0%)
-----------------------------------------------------------------------------------------------------------
          1,729  Affiliated Managers Group (NON)                                                     92,571
          4,845  American Capital Strategies, Ltd.                                                  151,842
          1,868  Eaton Vance Corp.                                                                   75,449
          1,425  IndyMac Bancorp, Inc.                                                               51,585
          5,206  Waddell & Reed Financial, Inc.                                                     114,532
                                                                                              -------------
                                                                                                    485,979

Leisure (0.6%)
-----------------------------------------------------------------------------------------------------------
          2,685  Winnebago Industries, Inc.                                                          93,008

Machinery (3.4%)
-----------------------------------------------------------------------------------------------------------
          2,395  Manitowoc Co., Inc. (The)                                                           84,927
         10,694  Terex Corp. (NON)                                                                  464,120
                                                                                              -------------
                                                                                                    549,047

Manufacturing (2.1%)
-----------------------------------------------------------------------------------------------------------
          6,155  Acuity Brands, Inc.                                                                146,304
          8,363  Flowserve Corp. (NON)                                                              202,217
                                                                                              -------------
                                                                                                    348,521

Medical Technology (3.9%)
-----------------------------------------------------------------------------------------------------------
          4,153  American Medical Systems Holdings, Inc. (NON)                                      150,629
          1,683  Atherogenics, Inc. (NON)                                                            55,455
          3,575  C.R. Bard, Inc.                                                                    202,452
          1,618  Epix Pharmaceuticals, Inc. (NON)                                                    31,244
          3,012  Sybron Dental Specialties, Inc. (NON)                                               89,426
          1,968  Ventana Medical Systems, Inc. (NON)                                                 99,266
                                                                                              -------------
                                                                                                    628,472

Metals (0.9%)
-----------------------------------------------------------------------------------------------------------
          2,961  Carpenter Technology Corp.                                                         141,358

Natural Gas Utilities (1.1%)
-----------------------------------------------------------------------------------------------------------
          3,572  Energen Corp.                                                                      184,137

Oil & Gas (5.7%)
-----------------------------------------------------------------------------------------------------------
          5,336  Cabot Oil & Gas Corp. Class A                                                      239,586
         11,843  Denbury Resources, Inc. (NON)                                                      300,812
          2,400  Giant Industries, Inc. (NON)                                                        58,320
         12,909  Meridian Resource Corp. (NON)                                                      113,986
          3,118  Noble Energy, Inc.                                                                 181,592
          1,940  Vintage Petroleum, Inc.                                                             38,936
                                                                                              -------------
                                                                                                    933,232

Other (3.8%)
-----------------------------------------------------------------------------------------------------------
          4,366  iShares Russell 1000 Growth Index Fund                                             497,069
          1,083  S&P 500 Index Depositary Receipts (SPDR
                 Trust Series 1)                                                                    121,036
                                                                                              -------------
                                                                                                    618,105

Pharmaceuticals (0.9%)
-----------------------------------------------------------------------------------------------------------
          4,610  Andrx Group (NON)                                                                  103,080
          1,304  Bradley Pharmaceuticals, Inc. (NON)                                                 26,536
          1,376  King Pharmaceuticals, Inc. (NON)                                                    16,429
                                                                                              -------------
                                                                                                    146,045

Real Estate (4.0%)
-----------------------------------------------------------------------------------------------------------
          1,255  CBL & Associates Properties (R)                                                     76,492
          1,600  IMPAC Mortgage Holdings, Inc. (R)                                                   42,080
          4,203  National Health Investors, Inc. (R)                                                119,533
          3,751  Nationwide Health Properties, Inc. (R)                                              77,833
            779  RAIT Investment Trust (R)                                                           21,306
          2,071  Redwood Trust, Inc. (R)                                                            129,272
          7,355  Senior Housing Properties Trust (R)                                                131,066
          3,400  Trizec Properties, Inc. (R)                                                         54,298
                                                                                              -------------
                                                                                                    651,880

Restaurants (0.5%)
-----------------------------------------------------------------------------------------------------------
          2,864  Lone Star Steakhouse & Saloon, Inc.                                                 73,977

Retail (7.9%)
-----------------------------------------------------------------------------------------------------------
          4,423  Abercrombie & Fitch Co. Class A                                                    139,325
          5,205  Michaels Stores, Inc.                                                              308,188
          8,633  Movie Gallery, Inc.                                                                151,336
          9,673  Rent-A-Center, Inc. (NON)                                                          250,144
          2,291  ShopKo Stores, Inc. (NON)                                                           39,886
         14,122  Supervalu, Inc.                                                                    389,061
                                                                                              -------------
                                                                                                  1,277,940

Software (5.4%)
-----------------------------------------------------------------------------------------------------------
         25,411  BMC Software, Inc. (NON)                                                           401,748
         22,816  Citrix Systems, Inc. (NON)                                                         399,736
          4,050  THQ, Inc. (NON)                                                                     78,813
                                                                                              -------------
                                                                                                    880,297

Technology Services (2.4%)
-----------------------------------------------------------------------------------------------------------
          6,715  Acxiom Corp.                                                                       159,414
          1,915  Transaction Systems Architects, Inc. (NON)                                          35,590
         19,999  United Online, Inc. (NON)                                                          192,390
                                                                                              -------------
                                                                                                    387,394

Telecommunications (0.2%)
-----------------------------------------------------------------------------------------------------------
            648  Commonwealth Telephone Enterprises, Inc. (NON)                                      28,220

Textiles (0.9%)
-----------------------------------------------------------------------------------------------------------
          6,084  Wolverine World Wide, Inc.                                                         153,317

Tire & Rubber (1.1%)
-----------------------------------------------------------------------------------------------------------
          8,960  Cooper Tire & Rubber                                                               180,727
                                                                                              -------------
                 Total Common Stocks (cost $15,185,260) (b)                                     $16,016,683
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $16,239,827.

  (b) The aggregate identified cost on a tax basis is $15,210,666, resulting in gross unrealized appreciation and depreciation of $1,672,239 and $866,222, respectively, or net unrealized appreciation of $806,017.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com







Putnam VT Discovery Growth Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (96.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.5%)
-----------------------------------------------------------------------------------------------------------
          5,100  Alliant Techsystems, Inc. (NON)                                                   $308,550
          6,250  Boeing Co. (The)                                                                   322,618
            250  General Dynamics Corp.                                                              25,525
          6,000  United Defense Industries, Inc. (NON)                                              239,940
          2,950  United Technologies Corp.                                                          275,471
                                                                                              -------------
                                                                                                  1,172,104

Automotive (0.5%)
-----------------------------------------------------------------------------------------------------------
          3,800  Autoliv, Inc.                                                                      153,520
          1,500  Johnson Controls, Inc.                                                              85,215
                                                                                              -------------
                                                                                                    238,735

Banking (2.9%)
-----------------------------------------------------------------------------------------------------------
          3,050  Commerce Bancorp, Inc.                                                             168,360
          2,150  Doral Financial Corp.                                                               89,161
          4,700  Investors Financial Services Corp.                                                 212,111
            800  North Fork Bancorp., Inc.                                                           35,560
          2,500  Pacific Capital Bancorp.                                                            73,950
          2,100  State Street Corp.                                                                  89,691
         11,700  TCF Financial Corp.                                                                354,393
          4,100  Texas Regional Bancshares, Inc.                                                    127,469
          3,450  U.S. Bancorp                                                                        99,705
          1,800  Wells Fargo & Co.                                                                  107,334
                                                                                              -------------
                                                                                                  1,357,734

Beverage (0.2%)
-----------------------------------------------------------------------------------------------------------
          3,750  Pepsi Bottling Group, Inc. (The)                                                   101,813

Biotechnology (4.3%)
-----------------------------------------------------------------------------------------------------------
          2,400  Amgen, Inc. (NON)                                                                  136,032
         11,200  Amylin Pharmaceuticals, Inc. (NON)                                                 229,824
          4,100  Celgene Corp. (NON)                                                                238,743
          7,600  Connetics Corp. (NON)                                                              205,352
          1,400  Genentech, Inc. (NON)                                                               73,388
            750  Genzyme Corp. (NON)                                                                 40,808
          2,000  Gilead Sciences, Inc. (NON)                                                         74,760
          7,700  Medicines Co. (NON)                                                                185,878
          7,300  MGI Pharma, Inc. (NON)                                                             194,837
          4,700  Neurocrine Biosciences, Inc. (NON)                                                 221,652
          4,600  Onyx Pharmaceuticals, Inc. (NON)                                                   197,846
          3,772  OSI Pharmaceuticals, Inc. (NON)                                                    231,827
                                                                                              -------------
                                                                                                  2,030,947

Building Materials (0.1%)
-----------------------------------------------------------------------------------------------------------
            750  Masco Corp.                                                                         25,898

Coal (0.5%)
-----------------------------------------------------------------------------------------------------------
          7,200  CONSOL Energy, Inc.                                                                251,208

Commercial and Consumer Services (2.5%)
-----------------------------------------------------------------------------------------------------------
          5,200  Choicepoint, Inc. (NON)                                                            221,780
          3,300  Corporate Executive Board Co. (The)                                                202,092
          1,850  eBay, Inc. (NON)                                                                   170,089
          3,300  Manpower, Inc.                                                                     146,817
         12,500  Robert Half International, Inc.                                                    322,125
          3,450  Yahoo!, Inc. (NON)                                                                 116,990
                                                                                              -------------
                                                                                                  1,179,893

Communications Equipment (4.7%)
-----------------------------------------------------------------------------------------------------------
          9,000  ADTRAN, Inc.                                                                       204,120
         16,800  Aspect Communications Corp. (NON)                                                  166,824
          4,150  Avaya, Inc. (NON)                                                                   57,851
         18,470  Cisco Systems, Inc. (NON)                                                          334,307
         12,100  Comverse Technology, Inc. (NON)                                                    227,843
          4,700  F5 Networks, Inc. (NON)                                                            143,162
          2,000  Harris Corp.                                                                       109,880
         11,850  Juniper Networks, Inc. (NON)                                                       279,660
         10,000  Qualcomm, Inc.                                                                     390,400
         15,500  Sonus Networks, Inc. (NON)                                                          87,265
         14,400  Tekelec (NON)                                                                      240,192
                                                                                              -------------
                                                                                                  2,241,504

Computers (2.3%)
-----------------------------------------------------------------------------------------------------------
          5,010  Catapult Communications Corp. (NON)                                                 94,388
          2,130  Dell, Inc. (NON)                                                                    75,828
          5,850  EMC Corp. (NON)                                                                     67,509
          2,950  Hewlett-Packard Co.                                                                 55,313
            590  IBM Corp.                                                                           50,587
          3,560  Lexmark International, Inc. (NON)                                                  299,076
          6,900  Network Appliance, Inc. (NON)                                                      158,700
         11,500  Seagate Technology (Cayman Islands)
                 (NON)                                                                              155,480
          3,100  Verint Systems, Inc. (NON)                                                         114,204
                                                                                              -------------
                                                                                                  1,071,085

Conglomerates (0.5%)
-----------------------------------------------------------------------------------------------------------
          1,400  Danaher Corp.                                                                       71,792
          4,310  General Electric Co.                                                               144,730
                                                                                              -------------
                                                                                                    216,522

Consumer Finance (1.4%)
-----------------------------------------------------------------------------------------------------------
          4,700  Capital One Financial Corp.                                                        347,330
          4,900  First Marblehead Corp. (The) (NON)                                                 227,360
          4,350  MBNA Corp.                                                                         109,620
                                                                                              -------------
                                                                                                    684,310

Consumer Goods (3.8%)
-----------------------------------------------------------------------------------------------------------
            625  Alberto-Culver Co. Class B                                                          27,175
         13,400  Avon Products, Inc.                                                                585,312
          4,000  Energizer Holdings, Inc. (NON)                                                     184,400
          3,150  Gillette Co. (The)                                                                 131,481
          9,200  Procter & Gamble Co.                                                               497,904
         13,500  Yankee Candle Co., Inc. (The) (NON)                                                390,960
                                                                                              -------------
                                                                                                  1,817,232

Consumer Services (1.1%)
-----------------------------------------------------------------------------------------------------------
          7,000  Alliance Data Systems Corp. (NON)                                                  283,920
          4,300  Getty Images, Inc. (Canada) (NON)                                                  237,790
                                                                                              -------------
                                                                                                    521,710

Distribution (0.4%)
-----------------------------------------------------------------------------------------------------------
          5,000  Beacon Roofing Supply, Inc. (NON)                                                   82,000
          4,600  SCP Pool Corp.                                                                     123,004
                                                                                              -------------
                                                                                                    205,004

Distributors (0.6%)
-----------------------------------------------------------------------------------------------------------
         10,000  Hughes Supply, Inc.                                                                300,700

Electronics (5.4%)
-----------------------------------------------------------------------------------------------------------
            250  Analog Devices, Inc.                                                                 9,695
         23,500  Brooks Automation, Inc. (NON)                                                      332,525
         14,500  Cypress Semiconductor Corp. (NON)                                                  128,180
         38,700  Integrated Device Technology, Inc. (NON)                                           368,811
         23,590  Intel Corp.                                                                        473,215
          2,200  International Rectifier Corp. (NON)                                                 75,460
          5,300  Jabil Circuit, Inc. (NON)                                                          121,900
         11,940  Marvell Technology Group, Ltd. (Bermuda)
                 (NON)                                                                              311,992
          5,450  Motorola, Inc.                                                                      98,318
         15,100  PerkinElmer, Inc.                                                                  260,022
         24,600  Skyworks Solutions, Inc. (NON)                                                     233,700
          3,150  Texas Instruments, Inc.                                                             67,032
          4,100  Vishay Intertechnology, Inc. (NON)                                                  52,890
                                                                                              -------------
                                                                                                  2,533,740

Energy (1.3%)
-----------------------------------------------------------------------------------------------------------
          3,700  BJ Services Co.                                                                    193,917
          3,200  CAL Dive International, Inc. (NON)                                                 113,984
          3,300  ENSCO International, Inc.                                                          107,811
          4,400  Nabors Industries, Ltd. (Bermuda) (NON)                                            208,340
                                                                                              -------------
                                                                                                    624,052

Financial (1.5%)
-----------------------------------------------------------------------------------------------------------
          1,600  Chicago Mercantile Exchange                                                        258,080
          4,250  Citigroup, Inc.                                                                    187,510
          3,250  Fannie Mae                                                                         206,050
            700  Freddie Mac                                                                         45,668
            150  S&P 500 Index Depositary Receipts (SPDR
                 Trust Series 1)                                                                     16,764
                                                                                              -------------
                                                                                                    714,072

Food (--%) (a)
-----------------------------------------------------------------------------------------------------------
            900  7-Eleven, Inc. (NON)                                                                17,982

Gaming & Lottery (0.9%)
-----------------------------------------------------------------------------------------------------------
         15,800  GTECH Holdings Corp.                                                               400,056

Health Care Services (8.5%)
-----------------------------------------------------------------------------------------------------------
          5,000  American Healthways, Inc. (NON)                                                    145,550
          5,500  AMERIGROUP Corp. (NON)                                                             309,375
          2,081  Caremark Rx, Inc. (NON)                                                             66,738
          8,700  Community Health Systems, Inc. (NON)                                               232,116
          7,275  Coventry Health Care, Inc. (NON)                                                   388,267
          6,200  Fisher Scientific International, Inc.
                 (NON)                                                                              361,646
         15,100  Health Management Associates, Inc.                                                 308,493
          4,350  Henry Schein, Inc. (NON)                                                           271,049
          1,950  Laboratory Corp. of America Holdings
                 (NON)                                                                               85,254
          8,650  Manor Care, Inc.                                                                   259,154
            700  Medco Health Solutions, Inc. (NON)                                                  21,630
          4,400  Pediatrix Medical Group, Inc. (NON)                                                241,340
          3,500  United Surgical Partners International,
                 Inc. (NON)                                                                         120,225
          5,550  UnitedHealth Group, Inc.                                                           409,257
          6,200  Universal Health Services, Inc. Class B                                            269,700
         12,700  VCA Antech, Inc. (NON)                                                             262,001
          4,700  WellChoice, Inc. (NON)                                                             175,451
            950  WellPoint Health Networks, Inc. (NON)                                               99,836
                                                                                              -------------
                                                                                                  4,027,082

Homebuilding (2.1%)
-----------------------------------------------------------------------------------------------------------
          4,100  Hovnanian Enterprises, Inc. Class A
                 (NON)                                                                              164,410
          5,900  Lennar Corp.                                                                       280,840
            550  NVR, Inc. (NON)                                                                    303,050
          2,500  Ryland Group, Inc.                                                                 231,650
                                                                                              -------------
                                                                                                    979,950

Industrial (0.7%)
-----------------------------------------------------------------------------------------------------------
          3,850  3M Co.                                                                             307,885

Insurance (1.2%)
-----------------------------------------------------------------------------------------------------------
          4,110  American International Group, Inc.                                                 279,439
            400  Progressive Corp. (The)                                                             33,900
          5,700  W.R. Berkley Corp.                                                                 240,312
                                                                                              -------------
                                                                                                    553,651

Investment Banking/Brokerage (1.9%)
-----------------------------------------------------------------------------------------------------------
         19,200  Ameritrade Holding Corp. Class A (NON)                                             230,592
         21,000  E*Trade Group, Inc. (NON)                                                          239,820
          6,900  Eaton Vance Corp.                                                                  278,691
            900  Merrill Lynch & Co., Inc.                                                           44,748
          2,500  T. Rowe Price Group, Inc.                                                          127,350
                                                                                              -------------
                                                                                                    921,201

Leisure (1.3%)
-----------------------------------------------------------------------------------------------------------
            450  Harley-Davidson, Inc.                                                               26,748
          4,600  Polaris Industries, Inc.                                                           256,772
          9,200  Winnebago Industries, Inc.                                                         318,688
                                                                                              -------------
                                                                                                    602,208

Lodging/Tourism (1.4%)
-----------------------------------------------------------------------------------------------------------
          2,700  Choice Hotels International, Inc.                                                  155,493
         21,100  Hilton Hotels Corp.                                                                397,524
         14,100  La Quinta Corp. (NON)                                                              109,980
                                                                                              -------------
                                                                                                    662,997

Machinery (0.5%)
-----------------------------------------------------------------------------------------------------------
          6,900  MSC Industrial Direct Co., Inc. Class A                                            235,152

Manufacturing (1.2%)
-----------------------------------------------------------------------------------------------------------
          7,650  IDEX Corp.                                                                         259,794
          5,500  Roper Industries, Inc.                                                             316,030
                                                                                              -------------
                                                                                                    575,824

Medical Technology (4.2%)
-----------------------------------------------------------------------------------------------------------
          7,400  C.R. Bard, Inc.                                                                    419,062
          3,100  Dade Behring Holdings, Inc. (NON)                                                  172,726
          5,212  Kinetic Concepts, Inc. (NON)                                                       273,891
          4,300  Medtronic, Inc.                                                                    223,170
          4,400  Respironics, Inc. (NON)                                                            235,136
          1,750  St. Jude Medical, Inc. (NON)                                                       131,723
          6,700  Varian Medical Systems, Inc. (NON)                                                 231,619
          4,800  Waters Corp. (NON)                                                                 211,680
          1,250  Zimmer Holdings, Inc. (NON)                                                         98,800
                                                                                              -------------
                                                                                                  1,997,807

Oil & Gas (1.0%)
-----------------------------------------------------------------------------------------------------------
          2,700  Anadarko Petroleum Corp.                                                           179,172
          1,750  Apache Corp.                                                                        87,693
          7,000  XTO Energy, Inc.                                                                   227,360
                                                                                              -------------
                                                                                                    494,225

Pharmaceuticals (5.4%)
-----------------------------------------------------------------------------------------------------------
          4,450  Abbott Laboratories                                                                188,502
          5,300  Cephalon, Inc. (NON)                                                               253,870
          3,150  Forest Laboratories, Inc. (NON)                                                    141,687
          9,875  IVAX Corp. (NON)                                                                   189,106
         13,300  Johnson & Johnson                                                                  749,189
         25,600  Pfizer, Inc.                                                                       783,360
          3,496  Salix Pharmaceuticals, Ltd. (NON)                                                   75,234
          4,950  Wyeth                                                                              185,130
                                                                                              -------------
                                                                                                  2,566,078

Restaurants (1.2%)
-----------------------------------------------------------------------------------------------------------
             50  Applebee's International, Inc.                                                       1,264
          6,600  CEC Entertainment, Inc. (NON)                                                      242,550
          2,200  Darden Restaurants, Inc.                                                            51,304
          2,860  Red Robin Gourmet Burgers, Inc. (NON)                                              124,896
          2,850  Starbucks Corp. (NON)                                                              129,561
                                                                                              -------------
                                                                                                    549,575

Retail (10.3%)
-----------------------------------------------------------------------------------------------------------
          2,300  Abercrombie & Fitch Co. Class A                                                     72,450
          9,900  Advance Auto Parts, Inc. (NON)                                                     340,560
          4,400  Barnes & Noble, Inc. (NON)                                                         162,800
          2,200  Best Buy Co., Inc.                                                                 119,328
          1,550  Chico's FAS, Inc. (NON)                                                             53,010
          7,550  Costco Wholesale Corp.                                                             313,778
          8,830  Home Depot, Inc. (The)                                                             346,136
          1,400  Kohl's Corp. (NON)                                                                  67,466
          4,830  Lowe's Cos., Inc.                                                                  262,511
         13,600  Michaels Stores, Inc.                                                              805,256
         10,400  PETCO Animal Supplies, Inc. (NON)                                                  339,664
          9,000  PETsMART, Inc.                                                                     255,510
          9,300  Rent-A-Center, Inc. (NON)                                                          240,498
         18,500  Ross Stores, Inc.                                                                  433,640
          9,850  Staples, Inc.                                                                      293,727
          2,150  TJX Cos., Inc. (The)                                                                47,386
         10,830  Wal-Mart Stores, Inc.                                                              576,156
          1,600  Whole Foods Market, Inc.                                                           137,264
                                                                                              -------------
                                                                                                  4,867,140

Schools (0.3%)
-----------------------------------------------------------------------------------------------------------
          4,700  Education Management Corp. (NON)                                                   125,208

Semiconductor (1.0%)
-----------------------------------------------------------------------------------------------------------
          4,300  Cognex Corp.                                                                       112,660
         13,100  Lam Research Corp. (NON)                                                           286,628
         16,800  LTX Corp. (NON)                                                                     90,888
                                                                                              -------------
                                                                                                    490,176

Shipping (1.5%)
-----------------------------------------------------------------------------------------------------------
          5,200  EGL, Inc. (NON)                                                                    157,352
          2,600  Expeditors International of Washington, Inc.                                       134,420
          7,200  Heartland Express, Inc.                                                            132,840
          8,100  J. B. Hunt Transport Services, Inc.                                                300,834
                                                                                              -------------
                                                                                                    725,446

Software (9.1%)
-----------------------------------------------------------------------------------------------------------
          8,700  Adobe Systems, Inc.                                                                430,389
         15,900  Akamai Technologies, Inc. (NON)                                                    223,395
         18,100  Amdocs, Ltd. (Guernsey) (NON)                                                      395,123
          2,000  Autodesk, Inc.                                                                      97,260
          6,700  Avid Technology, Inc. (NON)                                                        314,029
         23,000  Citrix Systems, Inc. (NON)                                                         402,960
         12,700  Cognos, Inc. (Canada) (NON)                                                        451,104
            805  MarketSoft Software Corp. (acquired
                 12/07/00, cost $46) (Private) (RES) (NON)                                                1
          4,500  Mercury Interactive Corp. (NON)                                                    156,960
         24,270  Microsoft Corp.                                                                    671,066
         13,250  Oracle Corp. (NON)                                                                 149,460
         15,600  RSA Security, Inc. (NON)                                                           301,080
          8,950  Symantec Corp. (NON)                                                               491,176
         23,500  TIBCO Software, Inc. (NON)                                                         199,985
                                                                                              -------------
                                                                                                  4,283,988

Technology Services (1.8%)
-----------------------------------------------------------------------------------------------------------
          1,400  Affiliated Computer Services, Inc. Class
                 A (NON)                                                                             77,938
          8,100  Ask Jeeves, Inc. (NON)                                                             264,951
          9,400  Cognizant Technology Solutions Corp.
                 (NON)                                                                              286,794
          1,400  Fiserv, Inc. (NON)                                                                  48,804
         19,900  Sapient Corp. (NON)                                                                151,837
                                                                                              -------------
                                                                                                    830,324

Telecommunications (2.0%)
-----------------------------------------------------------------------------------------------------------
         26,000  American Tower Corp. Class A (NON)                                                 399,100
          7,800  Carrier Access Corp. (NON)                                                          54,210
         10,900  Crown Castle International Corp. (NON)                                             162,192
          7,100  Novatel Wireless, Inc. (NON)                                                       166,850
          3,600  Spectrasite, Inc. (NON)                                                            167,400
                                                                                              -------------
                                                                                                    949,752

Telephone (0.3%)
-----------------------------------------------------------------------------------------------------------
          1,500  Telephone and Data Systems, Inc.                                                   126,255

Textiles (0.2%)
-----------------------------------------------------------------------------------------------------------
          1,550  Liz Claiborne, Inc.                                                                 58,466
            400  Nike, Inc.                                                                          31,520
                                                                                              -------------
                                                                                                     89,986
Tobacco (0.3%)
-----------------------------------------------------------------------------------------------------------
          3,250  Altria Group, Inc.                                                                 152,880

Transportation (0.5%)
-----------------------------------------------------------------------------------------------------------
          4,100  UTI Worldwide, Inc.                                                                241,121

Transportation Services (0.2%)
-----------------------------------------------------------------------------------------------------------
          1,250  United Parcel Service, Inc. Class B                                                 94,900

Waste Management (1.4%)
-----------------------------------------------------------------------------------------------------------
          8,100  Stericycle, Inc. (NON)                                                             371,790
          8,700  Waste Connections, Inc. (NON)                                                      275,616
                                                                                              -------------
                                                                                                    647,406
                                                                                              -------------
                 Total Common stocks  (cost $39,757,886)                                        $45,804,518

Convertible preferred stocks (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         25,369  MarketSoft Software Corp. Ser. D, zero %
                 cv. pfd. (acquired various dates from
                 12/07/00 to 8/18/04, cost $154,454)
                 (Private) (RES) (NON)                                                              $21,208
         16,600  Totality Corp. Ser. D, $0.346 cum. cv.
                 pfd. (acquired 7/27/00, cost $71,830)
                 (Private) (RES) (NON)                                                                4,980
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $226,284)                                $26,188

Short-term investments (3.0%) (a) (cost $1,423,984)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,423,984  Putnam Prime Money Market Fund (e)                                              $1,423,984
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $41,408,154) (b)                                       $47,254,690
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $47,260,357.

  (b) The aggregate identified cost on a tax basis is $43,184,663, resulting in gross unrealized appreciation and depreciation of $5,351,026 and $1,280,999, respectively, or net unrealized appreciation of $4,070,027.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2004 was $26,189 or 0.06% of net assets.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,496 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Diversified Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Corporate bonds and notes (39.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (4.0%)
-----------------------------------------------------------------------------------------------------------
       $490,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                          $539,000
        625,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                               620,313
        140,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                               136,850
        250,000  Armco, Inc. sr. notes 9s, 2007                                                     251,875
         83,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                               73,040
        595,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                           642,600
        233,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                              244,650
        580,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                                 649,600
        240,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon zero % (12s,
                 6/1/08), 2013 (STP)                                                                189,600
        650,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                              546,000
        414,000  Crystal US Holdings/US Sub 3 144A sr.
                 disc. notes stepped-coupon zero % (10s,
                 10/1/09), 2014 (STP)                                                               253,575
        518,767  Doe Run Resources Corp. company guaranty
                 Ser. A1, 11 3/4s, 2008 (PIK)                                                       440,952
        650,000  Dow Chemical Co. (The) notes 5 3/4s,
                 2009                                                                               694,192
      1,450,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                             1,627,625
         70,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                            75,250
        840,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                             957,600
        265,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                           301,438
        580,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                                661,200
      1,065,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                             1,264,688
        667,000  Huntsman Co., LLC sr. disc. notes zero %,
                 2008                                                                               416,875
        355,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                             372,750
      1,360,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                       720,800
EUR     355,000  Huntsman International, LLC sr. sub.
                 notes Ser. EXCH, 10 1/8s, 2009                                                     458,693
       $330,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                               381,975
        240,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                         264,900
        189,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                         201,285
        110,000  International Steel Group, Inc. 144A sr.
                 notes 6 1/2s, 2014                                                                 110,000
        155,000  Jefferson Smurfit Corp. company guaranty
                 8 1/4s, 2012                                                                       170,888
         30,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                        31,650
         60,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                               57,900
         60,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                                69,600
         20,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                          21,825
        781,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                         850,314
        200,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                     226,000
        319,564  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                               372,292
        920,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                            1,014,233
        130,000  Millennium America, Inc. 144A sr. notes
                 9 1/4s, 2008                                                                       143,325
EUR      60,000  Nalco Co. sr. notes 7 3/4s, 2011                                                    79,202
EUR      60,000  Nalco Co. sr. sub. notes 9s, 2013                                                   79,128
       $835,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                              897,625
        510,295  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                      500,089
        161,589  Pioneer Companies, Inc. sec. FRN 5.475s,
                 2006                                                                               158,357
        720,000  Potlatch Corp. company guaranty 10s,
                 2011                                                                               813,600
         90,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                  92,700
EUR     360,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                  465,153
       $640,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                         718,400
        132,968  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                         124,990
        370,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                               409,775
        310,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                               341,775
        120,000  Stone Container Finance 144A company
                 guaranty 7 3/8s, 2014 (Canada)                                                     125,700
        725,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                         830,125
        330,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                         356,400
        240,000  United States Steel, LLC sr. notes 10
                 3/4s, 2008                                                                         283,200
         49,214  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                      34,450
         95,658  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                      66,961
        165,000  WHX Corp. sr. notes 10 1/2s, 2005                                                  156,750
                                                                                              -------------
                                                                                                 22,589,733

Capital Goods (3.2%)
-----------------------------------------------------------------------------------------------------------
        465,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                         473,719
        829,122  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON)                                                         8
      1,015,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                    1,098,738
        465,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                                 460,350
        196,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                      215,600
        440,000  Argo-Tech Corp. 144A sr. notes 9 1/4s,
                 2011                                                                               471,900
         85,000  BE Aerospace, Inc. sr. sub. notes 9
                 1/2s, 2008                                                                          87,975
        900,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                        888,750
        375,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                           398,438
        535,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                         470,800
        662,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                                 668,620
      1,415,000  Crown Holdings SA notes 10 7/8s, 2013
                 (France)                                                                         1,644,938
EUR      84,000  Crown Holdings SA 144A notes 6 1/4s,
                 2011 (France)                                                                      104,781
     $1,625,000  Decrane Aircraft Holdings Co. company
                 guaranty 17s, 2008                                                                 617,500
        640,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                         712,000
        703,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                           822,510
EUR     305,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                     439,159
         $1,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                           1,123
        610,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                           640,500
        785,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                           804,625
        430,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 5/8s, 2010                                                                    478,375
        400,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                              405,000
        600,000  Legrand SA debs. 8 1/2s, 2025 (France)                                             687,000
         80,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                              92,200
EUR     145,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                             200,768
       $185,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                         195,638
        177,000  Mueller Group, Inc. 144A sec. FRN
                 6.444s, 2011                                                                       182,310
        215,000  Mueller Group, Inc. 144A sr. sub. notes
                 10s, 2012                                                                          232,200
        475,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                         505,875
        445,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                         473,925
        796,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                         883,560
        340,000  Pliant Corp. sec. notes 11 1/8s, 2009                                              353,600
        180,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   163,800
        176,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                           173,360
         11,000  Tekni-Plex, Inc. company guaranty Ser.
                 B, 12 3/4s, 2010                                                                     9,213
        380,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                         361,000
        160,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                               179,200
        595,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                         672,350
        315,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                               327,600
                                                                                              -------------
                                                                                                 17,599,008

Communication Services (3.2%)
-----------------------------------------------------------------------------------------------------------
        301,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                          340,883
        227,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                         233,810
        254,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                               257,175
        170,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                       135,150
        645,000  American Cellular Corp. sr. notes Ser.
                 B, 10s, 2011                                                                       522,450
        300,000  American Tower Corp. sr. notes 7 1/2s,
                 2012                                                                               306,000
        635,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                         660,400
        490,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                             39,200
        735,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                     773,588
        120,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                106,500
        345,000  Cincinnati Bell, Inc. company guaranty 7
                 1/4s, 2013                                                                         332,063
        685,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                         625,063
        335,000  Cincinnati Bell, Inc. sr. sub. notes 7
                 1/4s, 2023                                                                         305,688
        383,145  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                 38
        655,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                                 753,250
        225,000  Eircom Funding notes 8 1/4s, 2013
                 (Ireland)                                                                          246,375
        330,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                353,100
        199,619  Firstworld Communication Corp. sr. disc.
                 notes zero %, 2008 (In default) (NON)                                                   20
        187,280  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                              157,315
        705,000  Inmarsat Finance PLC 144A company
                 guaranty 7 5/8s, 2012 (United Kingdom)                                             699,713
        245,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                            257,250
        450,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                      379,125
        620,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                         657,200
        839,000  MCI, Inc. sr. notes 7.735s, 2014                                                   794,953
        209,000  MCI, Inc. sr. notes 6.688s, 2009                                                   201,424
          2,000  MCI, Inc. sr. notes 5.908s, 2007                                                     1,983
        875,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                         940,625
        849,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                        832,020
        242,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                               280,115
      1,015,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                             1,075,900
        433,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                        397,278
      1,455,000  Qwest Corp. 144A notes 9 1/8s, 2012                                              1,600,500
        295,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                               356,950
        126,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                           140,648
        245,000  Rogers Wireless, Inc. sec. notes 9 5/8s,
                 2011 (Canada)                                                                      274,400
        300,000  Rural Cellular Corp. sr. sub. notes Ser.
                 B, 9 5/8s, 2008                                                                    277,500
        135,000  SBA Communications Corp. sr. notes 10
                 1/4s, 2009                                                                         144,450
        265,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                              214,650
        575,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                             644,000
        355,000  UbiquiTel Operating Co. bonds
                 stepped-coupon zero % (14s, 4/15/05),
                 2010 (STP)                                                                         373,638
        300,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                         312,375
        187,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                         195,415
        440,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                               448,800
                                                                                              -------------
                                                                                                 17,648,980

Consumer Cyclicals (9.5%)
-----------------------------------------------------------------------------------------------------------
        250,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                      283,750
        160,000  Argosy Gaming Co. sr. sub. notes 9s,
                 2011                                                                               180,400
        535,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                               551,719
        410,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                     403,850
        785,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                               902,750
        130,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                       143,650
        540,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                               601,425
        130,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                               139,425
        290,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                  301,600
        320,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                 355,200
      1,050,000  Coinmach Corp. sr. notes 9s, 2010                                                1,086,750
        635,000  Collins & Aikman Products company
                 guaranty 10 3/4s, 2011                                                             635,000
        560,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                           642,600
        130,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                           141,050
        350,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           357,000
        140,000  Dana Corp. notes 10 1/8s, 2010                                                     158,900
        450,000  Dana Corp. notes 9s, 2011                                                          542,250
         85,000  Dana Corp. notes 7s, 2029                                                           85,425
        240,000  Dana Corp. notes 6 1/2s, 2009                                                      253,800
        470,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                         502,900
        170,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                 178,500
        430,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                                 421,400
        415,154  Derby Cycle Corp. (The) sr. notes 10s,
                 2008 (In default) (NON)                                                                 42
DEM   1,096,490  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                           70
       $945,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                               1,072,575
        430,000  Dex Media, Inc. disc. notes zero %, 2013                                           314,975
        490,000  Dex Media, Inc. notes 8s, 2013                                                     514,500
        160,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                               158,400
         59,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                            61,950
        390,000  Finlay Fine Jewelry Corp. 144A sr. notes
                 8 3/8s, 2012                                                                       419,250
        575,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                               605,188
        670,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                       631,475
        165,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                         159,225
        142,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                           146,083
        617,949  Hollinger Participation Trust 144A sr.
                 notes 12 1/8s, 2010 (Canada) (PIK)                                                 719,911
        835,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                               855,875
        235,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                     247,925
        615,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                                647,288
        275,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                         288,750
        770,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                      823,900
        555,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                               604,950
        245,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                               280,525
        425,000  ITT Corp. debs. 7 3/8s, 2015                                                       463,250
        515,000  ITT Corp. notes 6 3/4s, 2005                                                       533,025
        845,000  JC Penney Co., Inc. debs. 7.95s, 2017                                              975,975
        150,000  JC Penney Co., Inc. debs. 7.65s, 2016                                              170,250
        375,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                             396,563
         20,000  JC Penney Co., Inc. notes 8s, 2010                                                  22,775
      1,055,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                       1,176,325
        785,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                               537,725
        674,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                         677,370
        425,000  Jostens, Inc. sr. sub. notes 12 3/4s,
                 2010                                                                               475,698
        145,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 10 1/2s, 2007                                                             169,288
        315,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                              318,938
        250,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                       255,625
        290,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                               307,400
      1,100,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                       1,255,375
        470,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                         505,250
        795,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                               840,713
        370,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                               379,250
        585,000  MeriStar Hospital Corp. company guaranty
                 9 1/8s, 2011 (R)                                                                   612,788
        320,000  MeriStar Hospital Corp. company guaranty
                 9s, 2008 (R)                                                                       334,400
         65,000  MeriStar Hospitality Operating
                 Partnership/MeriStar Hospitality Finance
                 Corp. company guaranty 10 1/2s, 2009                                                71,175
        250,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                               280,625
        340,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                               348,500
        355,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                           330,150
        675,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                         766,969
        440,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                               446,050
        139,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                            142,128
      1,115,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                               1,156,813
        290,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                     131,950
        760,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                     345,800
        390,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                         423,150
        750,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                       840,000
        415,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           461,688
        185,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 210,900
        400,000  Penn National Gaming, Inc. company
                 guaranty Ser. B, 11 1/8s, 2008                                                     434,500
        845,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                                 926,331
        180,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                         187,200
        460,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                                 471,500
        210,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                 210,525
        680,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                               680,000
        700,000  PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                             665,000
        300,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                             309,000
        610,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                                701,500
        110,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                              124,300
        780,000  RH Donnelley Finance Corp. I 144A sr.
                 notes 8 7/8s, 2010                                                                 881,400
        390,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                           472,875
        580,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                               629,300
        996,000  Saks, Inc. company guaranty 7s, 2013                                             1,015,920
        955,000  Samsonite Corp. 144A sr. sub. notes 8
                 7/8s, 2011                                                                         997,975
        330,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                         379,500
        895,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                         901,713
        335,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                               364,313
         65,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                  73,531
        325,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                 350,188
        430,000  Station Casinos, Inc. sr. notes 6s, 2012                                           440,750
        420,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                         431,550
        280,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                             313,600
        195,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                  213,525
        645,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                   735,300
        423,000  THL Buildco, Inc. (Nortek, Inc.) 144A
                 sr. sub. notes 8 1/2s, 2014                                                        443,093
      1,025,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006                                                             884,063
        455,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                       501,638
        775,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                         832,156
        620,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                               620,000
        160,000  Von Hoffman Press, Inc. company guaranty
                 10 3/8s, 2007                                                                      163,000
        810,000  Von Hoffman Press, Inc. company guaranty
                 10 1/4s, 2009                                                                      898,088
        246,492  Von Hoffman Press, Inc. debs. 13s, 2009
                 (PIK)                                                                              256,968
        135,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                      152,888
        590,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                         656,375
        347,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                             392,978
        450,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                               409,500
         52,000  Yell Finance BV sr. notes 10 3/4s, 2011
                 (Netherlands)                                                                       59,514
                                                                                              -------------
                                                                                                 52,967,639

Consumer Staples (5.0%)
-----------------------------------------------------------------------------------------------------------
         40,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                  35,800
        220,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                   202,400
         45,000  Adelphia Communications Corp. sr. notes
                 9 3/8s, 2009 (In default) (NON)                                                     41,400
        330,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                            297,000
        445,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                               476,150
        555,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                         574,425
        450,000  AMC Entertainment, Inc. 144A sr. sub.
                 notes 8s, 2014                                                                     423,000
        169,300  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)                                                   67,720
        555,000  Armkel, LLC/Armkel Finance sr. sub.
                 notes 9 1/2s, 2009                                                                 604,950
        490,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                          556,150
        555,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                           579,975
        405,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                              451,575
        180,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                               100,800
        450,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                               279,000
        535,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                               433,350
        735,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                               602,700
        350,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                               280,875
      1,420,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                            1,093,400
         75,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                            58,313
        710,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                               793,425
        805,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2014 (STP)                                                                         553,438
        275,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                          303,531
        380,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                         418,950
        340,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                              346,800
        300,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                         316,125
        300,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                         300,750
        140,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                              148,750
        200,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                       220,500
        470,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                               522,875
      1,656,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                  2,070
        750,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                         718,125
        220,000  Dole Food Co. sr. notes 8 7/8s, 2011                                               239,250
        170,000  Dole Food Co. sr. notes 8 5/8s, 2009                                               185,300
        230,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                               248,975
        765,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                               774,563
        404,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                       400,970
        205,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                         215,250
      1,158,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                       1,071,150
        290,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                295,075
        580,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                        575,650
        825,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                               899,250
         38,980  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                               37,811
        365,000  Land O'Lakes, Inc. sr. notes 8 3/4s,
                 2011                                                                               339,450
        770,000  News America Holdings, Inc. company
                 guaranty 9 1/4s, 2013                                                              989,224
        300,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                         288,000
        565,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                            532,513
        665,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                       681,625
        630,000  Playtex Products, Inc. sec. notes 8s,
                 2011                                                                               667,800
        615,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                                 602,700
        185,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                      178,525
        585,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                                 606,938
        625,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                             593,750
        475,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                               522,500
         30,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                   26,250
         65,000  Rite Aid Corp. notes 7 1/8s, 2007                                                   65,488
        300,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                             315,000
        460,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                              471,500
         35,000  Rite Aid Corp. 144A notes 6s, 2005                                                  35,263
        710,000  Sbarro, Inc. company guaranty 11s, 2009                                            663,850
        215,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                               226,019
        805,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                             752,675
        580,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                             545,200
        245,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                      251,125
        460,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                      487,600
        605,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                       579,288
        518,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                 533,540
        300,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                       288,000
                                                                                              -------------
                                                                                                 27,991,389

Energy (4.1%)
-----------------------------------------------------------------------------------------------------------
        845,000  Arch Western Finance, LLC 144A sr. notes
                 7 1/2s, 2013                                                                       908,375
        175,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                         186,375
        570,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         607,050
        455,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                                474,338
        305,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                           348,463
        229,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                       249,610
        903,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                         988,785
        234,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                               247,455
        420,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                         430,500
        625,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                               685,938
        157,000  El Paso Energy Partners LP company
                 guaranty Ser. B, 8 1/2s, 2011                                                      176,625
        485,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                       540,775
        210,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                         210,000
        595,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                         630,700
        310,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                         334,800
        205,000  Forest Oil Corp. sr. notes 8s, 2011                                                230,113
        185,000  Forest Oil Corp. sr. notes 8s, 2008                                                203,963
        260,000  Forest Oil Corp. 144A sr. notes 8s, 2011                                           291,850
        320,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                               351,200
        295,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                               320,075
        445,000  Hanover Compressor Co. sub. notes zero %,
                 2007                                                                               376,025
        295,000  Hanover Equipment Trust sec. notes Ser.
                 A, 8 1/2s, 2008                                                                    317,125
        415,000  Hornbeck Offshore Services, Inc. sr.
                 notes 10 5/8s, 2008                                                                457,538
        300,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                            313,500
        325,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                         325,000
        465,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                           484,763
        620,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                         697,500
        294,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                                 306,495
        555,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                              563,325
        484,073  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                        520,608
        290,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. 144A sr. notes 7 1/8s,
                 2014                                                                               313,925
        203,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                              216,195
        620,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                               609,925
        405,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                      460,688
        465,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                           526,613
        990,000  Petroleos Mexicanos company guaranty 9
                 1/2s, 2027 (Mexico)                                                              1,217,700
        860,000  Petronas Capital, Ltd. company guaranty
                 7 7/8s, 2022 (Malaysia)                                                          1,022,368
        195,000  Petronas Capital, Ltd. company guaranty
                 7s, 2012 (Malaysia)                                                                221,091
        325,000  Plains All American Pipeline LP/Plains
                 All American Finance Corp. company
                 guaranty 7 3/4s, 2012                                                              382,086
        520,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                              583,700
        210,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                            235,725
        340,000  Plains Exploration & Production Co. 144A
                 sr. notes 7 1/8s, 2014                                                             364,650
        595,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                    654,500
        675,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                       749,250
        510,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                              531,675
        280,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default) (NON)                                                 3
        775,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                        848,625
        287,692  Star Gas Propane 1st Mtge. 8.04s, 2009                                             310,708
        125,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                         132,500
        310,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                         344,100
        125,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                         133,750
                                                                                              -------------
                                                                                                 22,638,646

Financial (0.7%)
-----------------------------------------------------------------------------------------------------------
        280,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                     286,300
        685,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                             739,800
        795,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                               826,800
      1,161,540  Finova Group, Inc. notes 7 1/2s, 2009                                              579,318
        503,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                           573,063
        105,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                                111,977
        355,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                366,707
        490,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         553,700
                                                                                              -------------
                                                                                                  4,037,665

Health Care (3.2%)
-----------------------------------------------------------------------------------------------------------
        295,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                         311,963
        490,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                       531,650
        510,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         563,550
        840,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                    861,000
        135,000  Encore Medical Corp. 144A sr. sub. notes
                 9 3/4s, 2012                                                                       133,313
        310,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                      347,975
        435,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                            443,700
         96,000  Hanger Orthopedic Group, Inc. company
                 guaranty 10 3/8s, 2009                                                              88,320
        195,000  HCA, Inc. debs. 7.19s, 2015                                                        211,135
        210,000  HCA, Inc. notes 8.36s, 2024                                                        234,141
        840,000  HCA, Inc. notes 7s, 2007                                                           897,491
        160,000  HCA, Inc. notes 5 3/4s, 2014                                                       158,616
        870,000  Healthsouth Corp. notes 7 5/8s, 2012                                               841,725
        415,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                           421,225
        210,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                           208,950
        195,000  Healthsouth Corp. sr. notes 7s, 2008                                               193,781
        300,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                      300,000
        210,110  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                               227,444
        515,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                      587,100
        675,000  MQ Associates, Inc. 144A sr. disc. notes
                 zero %, 2012                                                                       416,813
        630,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                               633,150
        668,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                             764,860
        640,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                         721,600
        260,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                         276,900
         60,000  Service Corp. International notes 7.2s,
                 2006                                                                                62,700
         20,000  Service Corp. International notes 6
                 7/8s, 2007                                                                          20,950
         95,000  Service Corp. International notes 6
                 1/2s, 2008                                                                          98,919
        230,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                      247,825
        630,000  Service Corp. International 144A sr.
                 notes 7s, 2016                                                                     630,000
        650,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                               716,625
        325,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                               305,500
         55,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                49,225
        790,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                               709,025
        710,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                         741,950
        655,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                           684,475
      1,370,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                             1,393,975
        465,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                                471,975
        205,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                               212,175
        145,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                         148,988
        332,000  Vanguard Health Holding Co. II, LLC 144A
                 sr. sub. notes 9s, 2014                                                            338,225
        260,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012                                                                  296,400
        280,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                         292,600
                                                                                              -------------
                                                                                                 17,797,934

Technology (1.3%)
-----------------------------------------------------------------------------------------------------------
        377,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                      439,205
        590,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                      612,125
        312,000  DigitalNet Holdings, Inc. sr. notes 9s,
                 2010                                                                               361,920
        580,000  Freescale Semiconductor, Inc. 144A sr.
                 notes 7 1/8s, 2014                                                                 603,200
        160,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                         174,000
        140,000  Iron Mountain, Inc. company guaranty 6
                 5/8s, 2016                                                                         136,500
        445,000  Iron Mountain, Inc. sr. sub. notes 8
                 1/4s, 2011                                                                         464,469
         60,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                                48,600
        880,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                               712,800
         45,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                                45,000
        305,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                           311,100
        434,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                          486,080
        275,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                               376,750
        300,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                 318,000
        485,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                            528,650
        400,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                           394,000
        345,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                             352,763
        945,000  Xerox Corp. sr. notes 7 5/8s, 2013                                               1,020,600
        160,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                 167,200
                                                                                              -------------
                                                                                                  7,552,962

Transportation (0.6%)
-----------------------------------------------------------------------------------------------------------
        460,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                               408,250
        885,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                              716,850
        790,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                              861,100
        160,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                              163,600
        500,000  Northwest Airlines, Inc. company
                 guaranty 7 5/8s, 2005                                                              492,500
        283,077  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                           285,908
        170,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                             194,650
                                                                                              -------------
                                                                                                  3,122,858

Utilities & Power (4.2%)
-----------------------------------------------------------------------------------------------------------
         48,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                              53,640
         28,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                              30,380
        670,000  AES Corp. (The) 144A sec. notes 9s, 2015                                           760,450
        680,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                               766,700
        470,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                         519,350
        285,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                      326,325
        705,000  Calpine Corp. 144A sec. notes 8 1/2s,
                 2010                                                                               539,325
        240,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                       258,158
        195,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                         229,860
        235,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                              236,305
         65,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                             70,850
        380,000  CMS Energy Corp. sr. notes 7 5/8s, 2004                                            381,900
        155,000  CMS Energy Corp. 144A sr. notes 7 3/4s,
                 2010                                                                               163,525
        635,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                   673,100
        240,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                               228,600
        970,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                       1,115,500
        320,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                       323,200
        480,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                       457,200
        235,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                               274,950
         10,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                                11,650
        340,000  El Paso Corp. sr. notes 7 3/8s, 2012                                               328,100
        795,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                         693,638
        160,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                               176,000
        150,000  El Paso Natural Gas Co. sr. notes Ser.
                 A, 7 5/8s, 2010                                                                    161,625
        850,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                              852,125
        525,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                            535,500
        180,000  Kansas Gas & Electric debs. 8.29s, 2016                                            185,850
      1,030,000  Midwest Generation, LLC sec. notes 8
                 3/4s, 2034                                                                       1,122,700
        700,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                         885,500
        320,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                         334,538
        570,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                655,500
        865,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                              969,881
         50,000  Northwestern Corp. debs. 6.95s, 2028 (In
                 default) (NON)                                                                      43,625
         90,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON)                                                                  79,425
        395,000  Northwestern Corp. notes 7 7/8s, 2007
                 (In default) (NON)                                                                 348,588
      1,635,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                             1,751,494
        550,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                          687,500
        735,000  PG&E Corp. sec. notes 6 7/8s, 2008                                                 795,638
        135,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                   140,063
        515,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                               549,763
        410,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                               441,775
        120,000  Sierra Pacific Power Co. 144A general
                 ref. mtge. 6 1/4s, 2012                                                            122,400
        745,000  Sierra Pacific Resources 144A sr. notes
                 8 5/8s, 2014                                                                       808,325
         80,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                          83,433
        265,000  Teco Energy, Inc. notes 10 1/2s, 2007                                              307,400
        150,000  Teco Energy, Inc. notes 7.2s, 2011                                                 159,750
        255,000  Teco Energy, Inc. notes 7s, 2012                                                   267,113
         65,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                                61,750
        175,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                       181,563
         80,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                  83,400
        885,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                     902,700
        298,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                               327,800
        356,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         405,526
        120,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                               134,100
        455,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                               498,225
        199,241  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                     20
                                                                                              -------------
                                                                                                 23,503,301
                                                                                              -------------
                 Total Corporate bonds and notes (cost $208,291,335)                           $217,450,115

U.S. government agency mortgage obligations (18.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Federal National Mortgage Association
                 Pass-Through Certificates
        $51,512  7 1/2s, September 1, 2022                                                          $55,351
          2,811  7s, June 1, 2032                                                                     2,985
     24,883,830  6 1/2s, with due dates from June 1, 2022
                 to March 1, 2034                                                                26,144,823
     34,300,000  6 1/2s, TBA, November 1, 2034                                                   35,891,733
     11,843,000  6 1/2s, TBA, October 1, 2034                                                    12,420,346
      8,068,000  5 1/2s, TBA, October 1, 2034                                                     8,172,632
        666,306  5s, April 1, 2019                                                                  677,993
     16,000,000  5s, TBA, October 1, 2019                                                        16,250,000
      3,180,572  4 1/2s, with due dates from August 1,
                 2033 to May 1, 2034                                                              3,066,317
                                                                                              -------------
                 Total U.S. government agency mortgage obligations (cost $102,426,631)         $102,682,180

U.S. treasury obligations (15.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
    $17,389,000  6 1/4s, May 15, 2030                                                           $20,641,286
      8,570,000  6 1/4s, August 15, 2023                                                         10,009,493
                 U.S. Treasury Notes
     16,078,000  4 1/4s, August 15, 2013                                                         16,321,681
     12,217,000  3 1/4s, August 15, 2008                                                         12,278,085
     11,745,000  1 5/8s, March 31, 2005                                                          11,724,813
     40,835,000  U.S. Treasury Strip zero %, November 15,
                 2024                                                                            14,479,413
                                                                                              -------------
                 Total U.S. treasury obligations  (cost $83,005,098)                            $85,454,771

Foreign government bonds and notes (15.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
USD     525,000  Brazil (Federal Republic of) bonds 10
                 1/2s, 2014                                                                        $584,850
USD   1,465,000  Brazil (Federal Republic of) bonds 10
                 1/8s, 2027                                                                       1,552,900
USD     713,000  Bulgaria (Republic of) 144A bonds 8
                 1/4s, 2015                                                                         880,555
CAD   1,800,000  Canada (Government of) bonds 5 1/2s,
                 2010                                                                             1,516,763
CAD     585,000  Canada (Government of) bonds Ser. WL43,
                 5 3/4s, 2029                                                                       504,414
USD     300,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                               325,500
USD     720,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                         808,200
USD   1,635,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                             1,874,528
USD   1,510,000  Development Bank of China notes 4 3/4s,
                 2014 (China)                                                                     1,467,720
USD     250,000  Dominican (Republic of) notes 9.04s,
                 2013                                                                               193,125
USD   1,125,000  Ecuador (Republic of) bonds Ser. REGS,
                 stepped-coupon 7s (8s, 8/15/2005), 2030
                 (STP)                                                                              916,875
USD     320,000  El Salvador (Republic of) bonds 8 1/4s,
                 2032                                                                               320,480
USD     225,000  El Salvador (Republic of) 144A bonds 8
                 1/4s, 2032                                                                         225,338
USD     225,000  El Salvador (Republic of) 144A bonds 7
                 5/8s, 2034                                                                         231,188
EUR   2,945,000  France (Government of) bonds 5 3/4s,
                 2032                                                                             4,287,951
EUR   5,155,000  France (Government of) bonds 5 1/2s,
                 2010                                                                             7,083,237
EUR   4,700,000  France (Government of) bonds 4s, 2013                                            5,880,233
EUR     920,000  France (Government of) deb. 4s, 2009                                             1,177,301
EUR   4,710,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     6,337,259
EUR   1,190,000  Greece (Hellenic Republic of) bonds 3
                 1/2s, 2008                                                                       1,497,544
USD     155,000  Indonesia (Republic of) FRN 2.005s, 2006                                           149,575
USD     395,000  Indonesia (Republic of) FRN 2.005s, 2005                                           389,075
USD   1,305,000  Indonosia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                       1,278,900
NZD   4,680,000  New Zealand (Government of) bonds Ser.
                 1106, 8s, 2006                                                                   3,267,729
NZD   5,060,000  New Zealand (Government of) bonds Ser.
                 709, 7s, 2009                                                                    3,533,057
USD     285,000  Peru (Republic of) bonds 8 3/4s, 2033                                              283,575
USD     645,000  Philippines (Republic of) notes 10 5/8s,
                 2025                                                                               690,150
USD     790,000  Philippines (Republic of) sr. notes 8
                 7/8s, 2015                                                                         782,100
USD   4,860,625  Russia (Federation of) 144A unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                       4,678,352
USD     810,000  Russia (Ministry of Finance) deb. Ser.
                 V, 3s, 2008                                                                        733,050
USD   1,470,000  South Africa (Republic of) notes 7 3/8s,
                 2012                                                                             1,657,425
USD     675,000  South Africa (Republic of) notes 6 1/2s,
                 2014                                                                               722,250
SEK  22,945,000  Sweden (Government of) bonds Ser. 3101,
                 4s, 2008                                                                         3,912,548
SEK  26,845,000  Sweden (Government of) debs. Ser. 1041,
                 6 3/4s, 2014                                                                     4,382,074
USD     400,000  Turkey (Republic of) notes 7 1/4s, 2015                                            394,292
USD     240,340  Ukraine (Government of) sr. notes Ser.
                 REGS, 11s, 2007                                                                    261,971
USD     625,000  Ukraine (Government of) 144A bonds
                 7.65s, 2013                                                                        625,000
USD     880,000  Ukraine (Government of) 144A unsub.
                 notes 6 7/8s, 2011                                                                 864,600
GBP     575,000  United Kingdom treasury bonds 8 3/4s,
                 2017                                                                             1,429,958
GBP   3,850,000  United Kingdom treasury bonds 7 1/2s,
                 2006                                                                             7,369,822
GBP   1,700,000  United Kingdom treasury bonds 7 1/4s,
                 2007                                                                             3,303,420
GBP   2,480,000  United Kingdom treasury bonds 5s, 2012                                           4,536,422
USD   2,005,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                       2,285,700
USD     340,000  Venezuela (Republic of) bonds 9 3/8s,
                 2034                                                                               335,920
USD     395,000  Venezuela (Republic of) notes 10 3/4s,
                 2013                                                                               443,585
USD     275,000  Venezuela (Republic of) notes 8 1/2s,
                 2014                                                                               268,813
USD     625,000  Venezuela (Republic of) unsub. bonds 5
                 3/8s, 2010                                                                         563,438
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $77,348,911)                   $86,808,762

Asset-backed securities (8.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $176,013  ABSC NIMS Trust 144A Ser. 03-HE5, Class
                 A, 7s, 2033                                                                       $176,893
                 Aegis Asset Backed Securities Trust 144A
         93,706  Ser. 04-1N, Class Note, 5s, 2034                                                    93,501
        209,540  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                 208,361
        168,000  Ser. 04-4N, Class Note, 5s, 2034                                                   167,937
        167,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-RN9, Class N2, 10s, 2034                                                        154,726
      2,861,818  Amortizing Residential Collateral Trust
                 Ser. 02-BC1, Class A, Interest Only
                 (IO), 6s, 2005                                                                      69,131
                 AQ Finance NIM Trust 144A
         17,385  Ser. 03-N2, Class Note, 9.3s, 2033                                                  17,448
         58,156  Ser. 03-N9A, Class Note, 7.385s, 2033                                               58,447
                 Arcap REIT, Inc. 144A
        326,000  Ser. 03-1A, Class E, 7.11s, 2038                                                   349,075
        175,000  Ser. 04-1A, Class E, 6.42s, 2039                                                   178,582
                 Argent NIM Trust 144A
        102,901  Ser. 03-N6, Class A, 6.4s, 2034 (Cayman
                 Islands)                                                                           103,158
         60,745  Ser. 04-WN2, Class A, 4.55s, 2034
                 (Cayman Islands)                                                                    60,593
                 Asset Backed Funding Corp. NIM Trust
                 144A
          9,401  Ser. 03-WF1, Class N1, 8.35s, 2032                                                   9,401
        127,000  Ser. 04-0PT1, Class N2, 6.9s, 2033
                 (Cayman Islands)                                                                   126,999
        279,000  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                           278,082
         30,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman
                 Islands)                                                                            29,901
        197,000  Ser. 04-HE1, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                           191,408
        267,549  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 2.51s, 2033                                                  269,138
        270,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.79s, 2011                                                              275,136
                 Bayview Financial Acquisition Trust
        449,993  Ser. 02-CA, Class A, IO, 0.78s, 2004                                                 1,716
     17,207,827  Ser. 03-X, Class A, IO, 0.89s, 2006                                                275,256
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        395,041  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   394,547
        263,078  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   262,749
                 CARSSX Finance, Ltd. 144A FRB
        100,000  Ser. 04-AA, Class B3, 5.11s, 2011
                 (Cayman Islands)                                                                   100,050
        150,000  Ser. 04-AA, Class B4, 7.26s, 2011
                 (Cayman Islands)                                                                   150,075
        110,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 2.84s, 2010                                                         112,132
                 Chase Funding Net Interest Margin 144A
        129,353  Ser. 03-4A, Class Note, 6 3/4s, 2036                                               129,922
         26,570  Ser. 03-5A, Class Note, 5 3/4s, 2034                                                26,661
                 Conseco Finance Securitizations Corp.
        302,852  Ser. 00-2, Class A4, 8.48s, 2030                                                   309,548
      2,335,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 2,031,450
        949,958  Ser. 00-6, Class M2, 8.2s, 2032                                                    128,244
        209,000  Ser. 01-04, Class A4, 7.36s, 2033                                                  216,002
         97,000  Ser. 01-1, Class A5, 6.99s, 2032                                                    92,635
         11,000  Ser. 01-3, Class A3, 5.79s, 2033                                                    11,259
      1,486,000  Ser. 01-3, Class A4, 6.91s, 2033                                                 1,486,892
        200,000  Ser. 01-3, Class M2, 7.44s, 2033                                                    38,000
        868,874  Ser. 01-4, Class B1, 9.4s, 2033                                                    130,331
      2,058,136  Ser. 02-1, Class A, 6.681s, 2033                                                 2,139,835
        241,000  FRB Ser. 01-4, Class M1, 3.4s, 2033                                                 98,690
        697,000  Consumer Credit Reference IDX Securities
                 FRB Ser. 02-1A, Class A, 3.919s, 2007                                              706,940
                 Countrywide Asset Backed Certificates
                 144A
      1,217,596  Ser. 04-6N, Class N1, 6 1/4s, 2035                                               1,216,074
        207,911  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                             207,262
        361,000  Crest, Ltd. 144A Ser. 03-2A, Class E2,
                 8s, 2038                                                                           345,680
                 First Franklin NIM Trust 144A
        176,581  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                175,895
         36,734  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                 36,631
                 Fremont NIM Trust 144A
         37,348  Ser. 03-B, Class Note, 5.65s, 2033                                                  37,255
        331,131  Ser. 04-A, Class Note, 4 3/4s, 2034                                                330,138
                 Granite Mortgages PLC FRB
        280,000  Ser. 02-1, Class 1C, 2.93s, 2042 (United
                 Kingdom)                                                                           284,396
EUR   1,225,000  Ser. 03-2, Class 2C1, 4 5/8s, 2043
                 (United Kingdom)                                                                 1,562,430
GBP     920,000  Ser. 03-2, Class 3C, 6.38s, 2043 (United
                 Kingdom)                                                                         1,707,169
                 Green Tree Financial Corp.
       $288,120  Ser. 94-4, Class B2, 8.6s, 2019                                                    199,581
        691,199  Ser. 94-6, Class B2, 9s, 2020                                                      557,314
        285,417  Ser. 95-8, Class B1, 7.3s, 2026                                                    219,771
        145,489  Ser. 95-F, Class B2, 7.1s, 2021                                                    131,531
        292,000  Ser. 96-8, Class M1, 7.85s, 2027                                                   254,040
         96,983  Ser. 99-3, Class A5, 6.16s, 2031                                                    98,529
      1,056,000  Ser. 99-5, Class A5, 7.86s, 2030                                                   945,767
                 Greenpoint Manufactured Housing
      2,035,067  Ser. 00-3, Class IA, 8.45s, 2031                                                 2,025,095
         50,000  Ser. 99-5, Class A4, 7.59s, 2028                                                    53,480
        963,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                        950,499
                 GSAMP Trust 144A
         74,215  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                              73,992
        198,816  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                             198,637
        121,961  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                             121,835
        144,058  Ser. 04-HE1N, Class N1, 5s, 2034                                                   143,799
      1,418,000  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                             1,418,636
        404,000  Ser. 04-NIM1, Class N2, zero %, 2034                                               298,891
        245,224  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                             245,224
                 Holmes Financing PLC FRB
        170,000  Ser. 4, Class 3C, 2.9s, 2040 (United
                 Kingdom)                                                                           172,176
        280,000  Ser. 5, Class 2C, 3.05s, 2040 (United
                 Kingdom)                                                                           280,784
        192,000  Ser. 8, Class 2C, 2.32s, 2040 (United
                 Kingdom)                                                                           192,480
                 Home Equity Asset Trust 144A
        163,989  Ser. 02-5N, Class A, 8s, 2033                                                      164,809
         65,393  Ser. 03-4N, Class A, 8s, 2033                                                       65,883
        177,737  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  177,737
         97,582  Ser. 04-1N, Class A, 5s, 2034                                                       97,338
                 LNR CDO, Ltd. 144A FRB
      1,135,000  Ser. 02-1A, Class FFL, 4.59s, 2037
                 (Cayman Islands)                                                                 1,106,398
        660,000  Ser. 03-1A, Class EFL, 4.833s, 2036
                 (Cayman Islands)                                                                   695,376
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
         76,051  Ser. 03-2, Class N1, 7.627s, 2033                                                   76,051
         52,408  Ser. 03-4, Class N1, 6.535s, 2033                                                   52,408
        213,027  Ser. 04-2, Class N1, 4.94s, 2034                                                   213,027
        284,868  Ser. 04-5, Class Note, 5s, 2034                                                    285,495
      1,512,019  Long Beach Mortgage Loan Trust Ser.
                 04-3, Class S1, IO, 4 1/2s, 2006                                                    91,666
GBP     700,000  Lothian Mortgages PLC 144A FRN Ser. 3A,
                 Class D, 5.71s, 2039 (United Kingdom)                                            1,266,510
       $925,076  Madison Avenue Manufactured Housing
                 Contract FRB Ser. 02-A, Class B1, 5.09s,
                 2032                                                                               508,792
        110,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 2.94s, 2010                                                  112,125
         93,473  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                    94,220
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
        158,446  Ser. 04-FM1N, Class N1, 5s, 2035                                                   157,161
        123,316  Ser. 04-HE1N, Class N1, 5s, 2006                                                   122,823
        147,109  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                       148,970
         14,046  Morgan Stanley ABS Capital I 144A Ser.
                 03-NC9N, Class Note, 7.6s, 2033                                                     14,117
        134,000  Morgan Stanley Auto Loan Trust 144A Ser.
                 04-HB2, Class E, 5s, 2012                                                          129,143
                 Morgan Stanley Dean Witter Capital I FRN
        350,000  Ser. 01-NC3, Class B1, 4.29s, 2031                                                 347,420
        307,000  Ser. 01-NC4, Class B1, 4.34s, 2032                                                 303,116
         94,918  New Century Mortgage Corp. NIM Trust
                 144A Ser. 03-B, Class Note, 6 1/2s, 2033                                            95,259
         84,281  Novastar NIM Trust 144A Ser. 04-N1,
                 Class Note, 4.458s, 2034                                                            84,281
                 Oakwood Mortgage Investors, Inc.
      1,172,055  Ser. 01-C, Class A2, 5.92s, 2017                                                   774,729
        549,890  Ser. 01-C, Class A4, 7.405s, 2030                                                  395,591
        972,786  Ser. 01-E, Class A2, 5.05s, 2019                                                   797,381
      1,645,890  Ser. 02-C, Class A1, 5.41s, 2032                                                 1,479,820
        634,802  Ser. 99-B, Class A4, 6.99s, 2026                                                   576,083
        377,000  Ocean Star PLC 144A FRB Ser. 04-A, Class
                 E, 8.606s, 2018 (Ireland)                                                          377,000
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
         21,296  Ser. 03-2B, Class N1, 7.63s, 2033
                 (Cayman Islands)                                                                    21,296
         54,619  Ser. 03-5, Class Note, 6.9s, 2033                                                   54,892
         56,000  Park Place Securities NIM Trust 144A
                 Ser. 04-WCW2, Class D, 7.387s, 2034                                                 56,000
        301,739  Pass-Through Amortizing Credit Card
                 Trust Ser. 02-1A, Class A4FL, 7.288s,
                 2012                                                                               302,479
         80,000  People's Choice Net Interest Margin Note
                 144A Ser. 04-2, Class B, 5s, 2034                                                   72,480
                 Permanent Financing PLC FRB
        170,000  Ser. 1, Class 3C, 3.063s, 2042 (United
                 Kingdom)                                                                           171,632
        280,000  Ser. 3, Class 3C, 3.013s, 2042 (United
                 Kingdom)                                                                           283,808
      1,078,000  Providian Gateway Master Trust Ser. 02,
                 Class B, zero %, 2006                                                              957,258
      2,380,328  Residential Asset Mortgage Products,
                 Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s,
                 2005                                                                                83,846
        151,946  Rural Housing Trust Ser. 87-1, Class D,
                 6.33s, 2026                                                                        157,359
                 SAIL Net Interest Margin Notes 144A
        126,949  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman
                 Islands)                                                                           126,311
         50,765  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                            50,709
        247,713  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                           247,641
        300,323  Ser. 03-10A, Class A, 7 1/2s, 2033
                 (Cayman Islands)                                                                   300,307
         30,295  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                    30,256
         71,622  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            71,089
        161,990  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           160,789
         42,261  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            42,048
        106,136  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           105,584
        206,741  Ser. 03-BC2A, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                   206,140
        465,851  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                   465,851
        479,452  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           478,733
        339,448  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                   338,976
         48,310  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                    47,508
        261,767  Ser. 04-8A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           261,767
        163,684  Ser. 04-8A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                   160,009
         11,817  Sasco Arc Net Interest Margin Notes 144A
                 Ser. 02-BC10, Class A, 7 3/4s, 2033                                                 11,709
        187,910  Sasco Net Interest Margin Trust Ser.
                 03-AM1, Class A, 7 3/4s, 2033                                                      186,994
        233,757  Sasco Net Interest Margin Trust 144A
                 Ser. 03-BC1, Class B, zero %, 2033                                                 198,693
        121,159  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                   121,159
                 Sharps SP I, LLC Net Interest Margin
                 Trust
        108,682  Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                109,089
         29,006  Ser. 04-FM1N, Class N, 6.16s, 2033                                                  29,151
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
         72,768  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                 72,768
         59,731  Ser. 03-HS1N, Class N, 7.48s, 2033                                                  59,916
         36,785  Ser. 03-TC1N, Class N, 7.45s, 2033                                                  36,785
        112,000  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                111,993
         36,155  Ser. 04-HS1N, Class Note, 5.92s, 2034                                               36,155
        120,000  South Coast Funding FRB Ser. 3A, Class
                 A2, 2.91s, 2038                                                                    121,500
                 Structured Asset Investment Loan Trust
        189,244  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                188,325
      3,760,735  Ser. 03-BC2, Class A, IO, 6s, 2005                                                 109,377
      1,630,671  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  63,348
      9,021,739  Ser. 04-1, Class A, IO, 6s, 2005                                                   394,825
                 TIAA Real Estate CDO, Ltd. 144A
        351,000  Ser. 02-1A, Class IV, 6.84s, 2037                                                  280,053
        395,000  Ser. 03-1A, Class E, 8s, 2038                                                      375,013
      2,292,310  Washington Mutual Ser. 03-S1, Class A11,
                 IO, 5 1/2s, 2033                                                                   119,988
                 Wells Fargo Home Equity Trust 144A
      1,008,000  Ser. 04-2, Class N1, 4 1/2s, 2034                                                1,007,940
        168,000  Ser. 04-2, Class N2, 8s, 2034                                                      159,600
        627,755  Whole Auto Loan Trust 144A Ser. 03-1,
                 Class D, 6s, 2010                                                                  628,050
                                                                                              -------------
                 Total Asset-backed securities  (cost $48,889,277)                              $46,633,770

Collateralized mortgage obligations (4.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $111,000  Banc of America Large Loan 144A FRN Ser.
                 02-FL2A, Class L1, 4.696s, 2014                                                   $111,112
        280,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A Ser. 04-ESA,
                 Class K, 4.258s, 2016                                                              279,999
        226,000  Commercial Mortgage Pass-Through
                 Certificates 144A FRB Ser. 01-FL4A,
                 Class E, 3.06s, 2013                                                               201,140
                 CS First Boston Mortgage Securities
                 Corp. 144A
        758,000  Ser. 98-C1, Class F, 6s, 2040                                                      540,737
        292,000  FRB Ser. 03-TF2A, Class L, 5.76s, 2014                                             290,106
     20,607,023  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 1.091s,
                 2031                                                                               532,738
                 DLJ Commercial Mortgage Corp.
        226,150  Ser. 98-CF2, Class B4, 6.04s, 2031                                                 198,733
        723,280  Ser. 98-CF2, Class B5, 5.95s, 2031                                                 448,190
                 Fannie Mae
        111,564  Ser. 98-51, Class SG, IO, 24.96s, 2022                                              51,675
        451,424  Ser. 02-36, Class SJ, 16.088s, 2029                                                493,007
            692  Ser. 92-15, Class L, IO, 10.376s, 2022                                               7,236
        423,879  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                460,047
          5,085  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                  5,521
            544  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                     587
          2,910  Ser. 02-14, Class A2, 7 1/2s, 2042                                                   3,148
        473,317  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                510,272
          1,678  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                   1,814
          3,387  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                   3,658
      1,856,241  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               2,002,156
        281,539  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 303,562
        832,598  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                 900,056
        347,611  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 375,656
        176,064  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 189,904
        821,711  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                 890,486
          1,082  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                   1,173
      1,177,116  Ser. 03-118, Class S, IO, 6.26s, 2033                                              170,682
      1,187,220  Ser. 03-118, Class SF, IO, 6.26s, 2033                                             165,098
        978,077  Ser. 02-36, Class QH, IO, 6.21s, 2029                                               44,827
        874,772  Ser. 03-58, Class ID, IO, 6s, 2033                                                 173,588
        936,754  Ser. 03-26, Class IG, IO, 6s, 2033                                                 144,596
        688,277  Ser. 322, Class 2, IO, 6s, 2032                                                    139,376
        922,760  Ser. 318, Class 2, IO, 6s, 2032                                                    189,886
      2,962,308  Ser. 03-49, Class TS, IO, 5.86s, 2018                                              349,262
      1,158,661  Ser. 03-14, Class KS, IO, 5.76s, 2017                                              100,659
         55,260  Ser. 03-23, Class SC, IO, 5.71s, 2033                                                  112
      3,952,535  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                894,261
      1,765,730  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                386,253
      1,816,573  Ser. 03-45, Class PI, IO, 5 1/2s, 2029                                             190,740
      2,397,504  Ser. 03-37, Class IC, IO, 5 1/2s, 2027                                             240,501
        367,000  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                               11,387
      2,536,685  Ser. 03-41, Class SP, IO, 5.36s, 2015                                              159,010
      7,480,613  Ser. 03-34, Class SP, IO, 5.26s, 2032                                              547,315
      6,106,740  Ser. 03-34, Class ES, IO, 5.16s, 2033                                              473,838
      2,542,141  Ser. 03-34, Class SG, IO, 5.16s, 2033                                              198,919
      3,698,673  Ser. 03-23, Class AI, IO, 5s, 2017                                                 409,166
      1,603,200  Ser. 03-24, Class IC, IO, 5s, 2015                                                 277,227
      7,262,225  Ser. 03-W10, Class 1A, IO, 1.839s, 2043                                            204,250
      8,548,597  Ser. 03-W10, Class 3A, IO, 1.802s, 2043                                            245,772
      4,445,264  Ser. 03-W17, Class 12, IO, 1.162s, 2033                                            147,132
      7,758,486  Ser. 00-T6, IO, 0.747s, 2030                                                       139,410
     12,782,407  Ser. 02-T18, IO, 0.52s, 2042                                                       183,906
        151,066  Ser. 99-51, Class N, Principal Only
                 (PO), zero %, 2029                                                                 130,082
         76,327  Ser. 99-52, Class MO, PO, zero %, 2026                                              73,894
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
          6,884  Ser. T-58, Class 4A, 7 1/2s, 2043                                                    7,440
      3,779,867  Ser. T-57, Class 1AX, IO, 0.445s, 2043                                              40,764
     11,841,870  FFCA Secured Lending Corp. Ser. 00-1,
                 Class X, IO, 1.567s, 2020                                                          752,834
        339,846  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class E, 7.856s, 2039                                                     324,075
                 Freddie Mac
        436,273  Ser. 2763, Class SC, 21.56s, 2032                                                  532,990
        192,022  Ser. 2478, Class SY, IO, 6.39s, 2021                                                 8,641
      1,785,078  Ser. 2448, Class SM, IO, 6.24s, 2032                                               171,814
      2,701,089  Ser. 216, IO, 6s, 2032                                                             542,327
      1,901,977  Ser. 2579, Class GS, IO, 5.89s, 2017                                               164,602
      1,209,000  Ser. 2515, Class IG, IO, 5 1/2s, 2032                                              349,847
        622,000  Ser. 2590, Class IH, IO, 5 1/2s, 2028                                              137,229
      1,571,000  Ser. 2596, Class IQ, IO, 5 1/2s, 2026                                              132,467
        323,142  Ser. 215, PO, zero %, 2031                                                         296,331
        289,046  Ser. 2235, PO, zero %, 2030                                                        239,818
                 GE Capital Commercial Mortgage Corp.
                 144A
        468,000  Ser. 00-1, Class G, 6.131s, 2033                                                   417,532
        290,000  Ser. 00-1, Class H, 6.131s, 2033                                                   181,880
        418,345  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                               332,564
                 Government National Mortgage Association
         27,741  Ser. 02-51, Class SA, IO, 6.289s, 2032                                                  72
        432,701  Ser. 01-43, Class SJ, IO, 5.789s, 2029                                               8,249
      3,707,711  Ser. 03-83, Class SI, IO, 4.721s, 2032                                             224,716
        597,693  Ser. 99-31, Class MP, PO, zero %, 2029                                             534,097
        143,743  Ser. 98-2, Class EA, PO, zero %, 2028                                              121,463
        178,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.01s, 2015                                                 178,223
GBP     996,647  Hermione (European Loan Conduit No. 14)
                 144A FRB Class A, 5.326s, 2011 (Ireland)                                         1,813,512
       $199,915  LB Commercial Conduit Mortgage Trust
                 144A Ser. 99-C1, Class G, 6.41s, 2031                                              157,847
                 Mach One Commercial Mortgage Trust 144A
        333,000  Ser. 04-1A, Class J, 5.45s, 2040                                                   279,226
        167,000  Ser. 04-1A, Class K, 5.45s, 2040                                                   136,418
         76,000  Ser. 04-1A, Class L, 5.45s, 2040                                                    55,513
      5,718,446  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 96-C2, Class JS, IO, 2.128s, 2028                                             313,323
      1,380,000  Morgan Stanley Capital I 144A Ser.
                 04-RR, Class F7, 6s, 2039                                                          987,205
      3,594,096  Mortgage Capital Funding, Inc. Ser.
                 97-MC2, Class X, IO, 1.495s, 2012                                                  102,051
                 Starwood Asset Receivables Trust 144A
                 FRB
        149,724  Ser. 03-1A, Class F, 2.94s, 2022                                                   149,919
        190,558  Ser. 03-1A, Class E, 2.89s, 2022                                                   190,806
                 STRIPS 144A
        133,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           111,201
        158,000  Ser. 03-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                           118,974
        143,000  Ser. 04-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           120,249
        137,000  Ser. 04-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                           104,079
        152,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                               163,092
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $28,192,802)                  $25,697,252

Senior loans (2.1%) (a)(c)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (0.2%)
-----------------------------------------------------------------------------------------------------------
       $148,500  Graphics Packaging bank term loan FRN
                 4.35s, 2010                                                                       $149,243
        174,125  Hercules, Inc. bank term loan FRN Ser.
                 B, 2.997s, 2010                                                                    175,322
        116,037  Nalco Co. bank term loan FRN Ser. B,
                 4.420s, 2010                                                                       117,307
        146,095  SGL Carbon, LLC bank term loan FRN
                 4.949s, 2009                                                                       146,095
        215,000  Wellman 1st. lien bank term loan FRN
                 5.694s, 2009                                                                       218,583
        225,000  Wellman 2nd. lien bank term loan FRN
                 8.444s, 2010                                                                       228,094
                                                                                              -------------
                                                                                                  1,034,644

Capital Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
        126,964  Allied Waste Industries, Inc. bank term
                 loan FRN 4.550s, 2010                                                              128,738
         21,429  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 1.369s, 2010                                                       21,697
        188,088  Amsted Industries bank term loan FRN
                 5.683s, 2010                                                                       190,087
        142,820  EaglePicher bank term loan FRN Ser. B,
                 4.863s, 2009                                                                       143,891
        113,387  Flowserve Corp. bank term loan FRN Ser.
                 C, 4.521s, 2009                                                                    114,805
        198,246  Graham Packaging bank term loan FRN Ser.
                 B, 4.675s, 2010                                                                    199,072
         98,858  Invensys, PLC bank term loan FRN Ser.
                 B-1, 5.477s, 2009 (United Kingdom)                                                 100,094
        118,119  Mueller Group bank term loan FRN 4.417s,
                 2011                                                                               118,710
         97,500  Roper bank term loan FRN 3.610s, 2008                                               98,759
        124,375  Solo Cup Co. bank term loan FRN 4.159s,
                 2011                                                                               125,334
         91,886  SPX Corp. bank term loan FRN Ser. B,
                 3.865s, 2009                                                                        93,005
         49,626  Transdigm, Inc. bank term loan FRN Ser.
                 C, 3.936s, 2010                                                                     50,215
                                                                                              -------------
                                                                                                  1,384,407

Communication Services (0.1%)
-----------------------------------------------------------------------------------------------------------
         49,833  Consolidated Communications bank term
                 loan FRN Ser. B, 4.409s, 2012                                                       50,332
         99,000  Dobson Communications Corp. bank term
                 loan FRN 5.279s, 2010                                                               98,319
        231,583  Nextel bank term loan FRN Ser. E,
                 4.187s, 2010                                                                       232,690
         70,000  PanAmSat Corp. bank term loan FRN Ser.
                 B, 4.561s, 2011                                                                     70,018
        162,500  Qwest Communications International, Inc.
                 bank term loan FRN Ser. A, 6.50s, 2007                                             168,052
         50,000  SBA Senior Finance, Inc. bank term loan
                 FRN 5.544s, 2008                                                                    50,375
                                                                                              -------------
                                                                                                    669,786

Consumer Cyclicals (0.5%)
-----------------------------------------------------------------------------------------------------------
         50,984  Advance Stores bank term loan FRN Ser.
                 C, 3.709s, 2007                                                                     51,590
        148,779  Borgata Resorts bank term loan FRN Ser.
                 B, 4.126s, 2007                                                                    149,027
        123,986  Coinmach Corp. bank term loan FRN Ser.
                 B, 4.453s, 2009                                                                    125,071
         49,239  Corrections Corporation of America bank
                 term loan FRN 3.36s, 2008                                                           49,977
        172,963  Dex Media West, LLC bank term loan FRN
                 Ser. B, 3.957s, 2010                                                               175,094
        100,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 6.43s, 2006                                                          101,025
         75,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 4.50s, 2007                                                           75,750
        143,167  Hayes Lemmerz International, Inc. bank
                 term loan FRN 5.374s, 2009                                                         145,762
         99,000  IESI Corp. bank term loan FRN 4.606s,
                 2010                                                                               100,238
        172,426  Jostens, Inc. bank term loan FRN Ser. B,
                 4.15s, 2010                                                                        173,546
        162,963  Lamar Media bank term loan FRN 3.469s,
                 2010                                                                               164,063
         50,000  Landsource bank term loan FRN Ser. B,
                 4.375s, 2010                                                                        50,688
        106,844  Penn National Gaming, Inc. bank term
                 loan FRN Ser. D, 4.09s, 2010                                                       108,314
         30,015  Pinnacle Entertainment, Inc. bank term
                 loan FRN 4.84s, 2009                                                                30,315
        127,175  PRIMEDIA, Inc. bank term loan FRN Ser.
                 B, 4.625s, 2009                                                                    122,406
        246,315  RH Donnelley Finance Corp. bank term
                 loan FRN Ser. B, 6s, 2011                                                          249,368
        246,884  Scientific Gaming bank term loan FRN
                 Ser. C, 4.124s, 2008                                                               249,662
         91,964  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.233s, 2012                                                                92,884
        104,738  TRW Automotive bank term loan FRN Ser.
                 D-1, 4.125s, 2011                                                                  106,396
        137,500  WRC Media Corp. bank term loan FRN
                 6.761s, 2009                                                                       137,070
                                                                                              -------------
                                                                                                  2,458,246

Consumer Staples (0.6%)
-----------------------------------------------------------------------------------------------------------
         28,801  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 5.657s, 2009                                                           29,077
         72,003  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 5.583s, 2009                                                           72,693
        149,625  AMF Bowling Worldwide bank term loan FRN
                 Ser. B, 4.971s, 2009                                                               150,747
        900,000  Century Cable Holdings bank term loan
                 FRN 6.75s, 2009                                                                    886,661
        199,500  Charter Communication Holdings,
                 LLC/Capital Corp. bank term loan FRN
                 Ser. B, 4.92s, 2011                                                                197,831
         93,750  Constellation Brands, Inc. bank term
                 loan FRN 3.50s, 2008                                                                94,035
        159,393  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 3.911s, 2010                                                               161,684
        123,888  DirecTV bank term loan FRN Ser. B-2,
                 3.976s, 2010                                                                       124,414
        100,000  Dole Holding Co. bank term loan FRN 7s,
                 2010                                                                               101,063
         69,475  Insight Midwest LP/Insight Capital, Inc.
                 bank term loan FRN 3.938s, 2009                                                     70,276
        150,000  MGM bank term loan FRN Ser. B, 4.14s,
                 2011                                                                               150,338
        440,000  Olympus Cable bank term loan FRN Ser. B,
                 6.50s, 2010                                                                        432,143
        108,232  Rayovac Corp. bank term loan FRN Ser. C,
                 4.221s, 2009                                                                       109,720
        243,763  Roundy's bank term loan FRN 3.847s, 2009                                           245,895
         84,673  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.19s, 2009                                                                      85,229
        153,353  Sum Media bank term loan FRN Ser. B,
                 3.934s, 2009                                                                       154,647
        199,000  Warner Music Group bank term loan FRN
                 Ser. B, 4.298s, 2011                                                               201,559
                                                                                              -------------
                                                                                                  3,268,012

Energy (--%)
-----------------------------------------------------------------------------------------------------------
        150,000  Dresser, Inc. bank term loan FRN 5.19s,
                 2010                                                                               152,250
         50,777  Magellan Midstream Holdings bank term
                 loan FRN 4.65s, 2008                                                                51,411
         74,063  Peabody Energy Corp. bank term loan FRN
                 Ser. B, 3.498s, 2010                                                                74,772
                                                                                              -------------
                                                                                                    278,433

Financial (--%)
-----------------------------------------------------------------------------------------------------------
        217,388  Hilb, Rogal & Hamilton Co. bank term
                 loan FRN Ser. B, 3.875s, 2007                                                      219,834

Health Care (0.3%)
-----------------------------------------------------------------------------------------------------------
        123,750  Beverly Enterprises, Inc. bank term loan
                 FRN 4.258s, 2008                                                                   125,400
        100,000  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 3.54s, 2011                                                       100,054
        198,000  Concentra bank term loan FRN 4.75s, 2009                                           200,310
        296,494  DaVita, Inc. bank term loan FRN Ser. B,
                 3.607s, 2009                                                                       299,042
         99,750  Fisher Scientific International, Inc.
                 bank term loan FRN Ser. B, 3.14s, 2011                                             100,405
         99,000  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 5.09s, 2009                                                                98,010
        114,875  Kinetic Concepts, Inc. bank term loan
                 FRN Ser. B, 3.59s, 2011                                                            116,072
        123,750  Medex, Inc. bank term loan Ser. B, FRN
                 4.76s, 2009                                                                        124,884
        480,026  Triad Hospitals, Inc. bank term loan FRN
                 Ser. B, 3.89s, 2008                                                                486,147
         45,767  VWR International, Inc. bank term loan
                 FRN Ser. B, 4.34s, 2011                                                             46,444
                                                                                              -------------
                                                                                                  1,696,768

Transportation (--%)
-----------------------------------------------------------------------------------------------------------
        115,980  Pacer International, Inc. bank term loan
                 FRN 4.145s, 2010                                                                   117,430

Utilities & Power (0.1%)
-----------------------------------------------------------------------------------------------------------
        149,251  Allegheny Energy, Inc. bank term loan
                 FRN Ser. C, 4.449s, 2011                                                           151,490
         99,750  Dynegy Holdings, Inc. bank term loan FRN
                 Ser. B, 5.67s, 2010                                                                101,620
        113,462  Teton Power Funding bank term loan FRN
                 5.195s, 2011                                                                       114,313
        100,000  Unisource Energy bank term loan FRN Ser.
                 B, 5.652s, 2011                                                                     98,688
         98,754  Williams Products bank term loan FRN
                 Ser. C, 4.285s, 2007                                                               100,029
                                                                                              -------------
                                                                                                    566,140
                                                                                              -------------
                 Total Senior loans  (cost $11,439,579)                                         $11,693,700

Common stocks (0.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          1,719  AboveNet, Inc. (NON)                                                               $41,256
          2,113  Alderwoods Group, Inc. (NON)                                                        20,771
        640,000  AMRESCO Creditor Trust (acquired
                 6/17/99, cost $106,356) (NON)(RES)(R)                                                  640
             16  Arch Wireless, Inc. Class A (NON)                                                      460
          1,559  Archibald Candy Corp. (NON)                                                             78
            800  Birch Telecom, Inc. (NON)                                                                8
            406  Comdisco Holding Co., Inc. (S)                                                       7,714
      2,443,632  Contifinancial Corp. Liquidating Trust
                 Units                                                                               48,873
         13,547  Covad Communications Group, Inc. (NON)
                 (S)                                                                                 22,759
            832  Genesis HealthCare Corp. (NON) (S)                                                  25,301
         39,628  Globix Corp. (NON) (S)                                                             128,791
        465,000  iPCS Escrow, Inc. (NON)                                                                465
         13,250  iPCS, Inc. (NON)                                                                   241,813
            182  Knology, Inc. (NON)                                                                    755
             90  Leucadia National Corp.                                                              5,099
          5,742  Lodgian, Inc. (NON)                                                                 56,846
        110,000  Loewen Group International, Inc. (NON)                                                  11
            704  Polymer Group, Inc. Class A (NON)                                                    7,814
            528  PSF Group Holdings, Inc. 144A Class A
                 (NON)                                                                              792,150
         44,535  Regal Entertainment Group 144A                                                     848,837
            139  Sterling Chemicals, Inc. (NON)                                                       3,197
            722  Sun Healthcare Group, Inc. (NON) (S)                                                 5,812
        815,601  VFB LLC (acquired various dates from
                 6/22/99 to 12/8/03, cost $535,954)
                 (NON)(RES)                                                                         154,964
          4,031  Washington Group International, Inc.
                 (NON)                                                                              139,553
                                                                                              -------------
                 Total Common stocks  (cost $7,673,564)                                          $2,553,967

Preferred stocks (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         11,325  Avecia Group PLC $4.00 pfd. (United
                 Kingdom) (PIK)                                                                    $213,759
          9,150  Doane Pet Care Co. $7.125 pfd.                                                     402,600
             13  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                                5,460
            310  First Republic Capital Corp. 144A 10.50%
                 pfd.                                                                               319,300
         10,883  iStar Financial, Inc. Ser. F, $1.95 cum.
                 pfd. (R)                                                                           274,796
             80  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK)                                                                         606,000
            681  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd. (PIK)                                                                    565,230
                                                                                              -------------
                 Total Preferred stocks  (cost $2,308,679)                                       $2,387,145

Brady bonds (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,305,000  Argentina (Government of) govt. guaranty
                 FRB Ser. L-GL, 2.438s, 2023                                                       $672,075
        362,354  Brazil (Federal Republic of) FRB 2 1/8s,
                 2012                                                                               336,084
        461,178  Brazil (Federal Republic of) FRB Ser.
                 RG, 2 1/8s, 2012                                                                   427,743
        540,000  Peru (Republic of) coll. FLIRB Ser.
                 20YR, 4 1/2s, 2017                                                                 475,200
        479,600  Peru (Republic of) FRB Ser. PDI, 5s,
                 2017                                                                               434,038
                                                                                              -------------
                 Total Brady bonds  (cost $2,051,782)                                            $2,345,140

Convertible preferred stocks (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          7,735  Crown Castle International Corp. $3.125
                 cum. cv. pfd.                                                                     $352,909
          4,632  Omnicare, Inc. $2.00 cv. pfd.                                                      219,441
             53  Paxson Communications Corp. 144A 9.75%
                 cv. pfd. (PIK)                                                                     360,400
          5,850  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                               413,888
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $1,273,903)                           $1,346,638

Units (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
        790,000  Morrison Knudsen Corp.                                                             $51,350
            842  XCL Equity Units                                                                   373,713
                                                                                              -------------
                 Total Units  (cost $1,727,541)                                                    $425,063

Warrants  (0.1%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                            Expiration date         Value
-----------------------------------------------------------------------------------------------------------
            620  AboveNet, Inc.                                                    9/8/08            $3,255
            729  AboveNet, Inc.                                                    9/8/10             2,916
            890  Dayton Superior Corp. 144A                                       6/15/09                 1
              3  Doe Run Resources Corp. 144A                                    10/29/12                 1
          1,012  Huntsman Co., LLC 144A                                           5/15/11           232,760
            422  MDP Acquisitions PLC                                             10/1/13            17,144
            350  Mikohn Gaming Corp.                                              8/15/08               140
            360  ONO Finance PLC 144A (United Kingdom)                            2/15/11                 4
            350  Pliant Corp. 144A                                                 6/1/10                 4
            330  Travel Centers of America, Inc. 144A                              5/1/09             1,650
          1,420  Ubiquitel, Inc. 144A                                             4/15/10                 1
          2,488  Washington Group International, Inc.
                 Ser. A                                                           1/25/06            20,899
          2,845  Washington Group International, Inc.
                 Ser. B                                                           1/25/06            17,070
          1,535  Washington Group International, Inc.
                 Ser. C                                                           1/25/06             9,057
            500  XM Satellite Radio Holdings, Inc. 144A                           3/15/10            31,000
                                                                                              -------------
                 Total Warrants  (cost $610,646)                                                   $335,902

Convertible bonds and notes (--%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,940,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                  $19
        215,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                           241,606
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $1,858,461)                              $241,625

Short-term investments (5.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $31,042,706  Putnam Prime Money Market Fund (e)                                             $31,042,706
        166,661  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                           166,511
      1,275,000  U.S. Treasury Bills zero %, October 7,
                 2004 (SEG)                                                                       1,274,681
                                                                                              -------------
                 Total Short-term investments  (cost $32,483,898)                               $32,483,898
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $609,582,107) (b)                                     $618,539,928
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to buy at September 30, 2004 (Unaudited) (aggregate face value $35,989,764)
                                                                  Unrealized
                                    Aggregate     Delivery      appreciation/
                           Value   face value         date     (depreciation)
----------------------------------------------------------------------------
Australian Dollar    $10,373,031  $10,133,773     12/15/04          $239,258
British Pound          2,093,644    2,082,075     12/15/04            11,569
Danish Krone           1,050,347    1,023,564     12/15/04            26,783
Euro                     715,407      693,443     12/15/04            21,964
Japanese Yen          19,137,289   19,191,550     12/15/04           (54,261)
Norwegian Krone           95,781       92,986     12/15/04             2,795
Polish Zloty             379,254      362,727     12/15/04            16,527
Swiss Franc            1,035,818    1,010,383     12/15/04            25,435
Taiwan Dollar          1,396,790    1,399,263     12/15/04            (2,473)
----------------------------------------------------------------------------
                                                                    $287,597
----------------------------------------------------------------------------


Forward currency contracts to sell at September 30, 2004 (Unaudited) (aggregate face value $49,114,989)
                                                                  Unrealized
                                    Aggregate     Delivery      appreciation/
                           Value   face value         date     (depreciation)
----------------------------------------------------------------------------
Australian Dollar       $257,871     $254,961     12/15/04           $(2,910)
British Pound          4,215,682    4,176,504     12/15/04           (39,178)
Canadian Dollar          818,932      783,972     12/15/04           (34,960)
Euro                  29,412,078   28,683,661     12/15/04          (728,417)
Japanese Yen             934,067      942,472     12/15/04             8,405
New Zealand Dollar     6,608,553    6,365,986     12/15/04          (242,567)
Swedish Krona          7,513,146    7,209,362     12/15/04          (303,784)
Swiss Franc              703,077      698,071     12/15/04            (5,006)
----------------------------------------------------------------------------
                                                                 $(1,348,417)
----------------------------------------------------------------------------


Futures contracts outstanding at September 30, 2004 (Unaudited)
                                                                 Unrealized
                                      Aggregate   Expiration    appreciation/
                           Value     face value      date      (depreciation)
----------------------------------------------------------------------------
Euro-Bobl
5 yr (Long)            $11,768,099  $11,674,426     Dec-04           $93,673
Euro-Bund
10 yr (Long)            15,510,324   15,312,614     Dec-04           197,710
Interest Rate
Swap 10 yr (Long)        1,439,750    1,413,985     Dec-04            25,765
Japanese Government
Bond 10 yr - TSE (Long)  6,259,982    6,240,039     Dec-04            19,943
Japanese Government
Bond-Mini 10 yr (Long)   4,509,474    4,455,049     Dec-04            54,425
Long Gilt 10 yr (Long)  18,311,887   18,152,317     Dec-04           159,570
U.S. Treasury Bond
20 yr (Short)           30,972,375   30,882,253     Dec-04           (90,122)
U.S. Treasury Note
10 yr (Short)           10,136,250   10,068,292     Dec-04           (67,958)
U.S. Treasury Note
5 yr (Long)             10,742,750   10,730,549     Dec-04            12,201
----------------------------------------------------------------------------
                                                                    $405,207
----------------------------------------------------------------------------


TBA sale commitments outstanding at September 30, 2004 (Unaudited) (proceeds receivable $44,132,541)

                                    Principal    Settlement
Agency                               amount         date               Value
----------------------------------------------------------------------------
FNMA, 6 1/2s, October 1, 2034     $34,300,000     10/14/04       $35,972,125
FNMA, 5 1/2s, October 1, 2034       8,068,000     10/14/04         8,172,632
----------------------------------------------------------------------------
                                                                 $44,144,757
----------------------------------------------------------------------------


Interest rate swap contracts outstanding at September 30, 2004 (Unaudited)

                                                                 Unrealized
                                         Notional  Termination  appreciation/
                                           amount      date    (depreciation)
----------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR                             $13,700,000     3/30/09       $343,851

Agreement with Bank of America,
N.A. dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.97375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              5,900,000     1/26/06         46,821

Agreement with Bank of America,
N.A. dated December 2,  2003 to pay
semi-annually the notional amount
multiplied by 2.444% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              5,369,000     12/5/05        (29,743)

Agreement with Bank of America,
N.A. dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.35% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR                               1,800,000     1/27/14          9,207

Agreement with Credit Suisse First
Boston International dated July 7,
2004 to pay semi-annually the
notional amount multiptied by
4.945% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR.                  4,835,700      7/9/14       (200,247)

Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiptied by
2.931% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                  4,287,700      7/9/06         20,268

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional amount
multiptied by 4.641% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          7,839,000    12/15/13        206,525

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.955% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA                           5,900,000     1/26/06         48,732

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.3375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA                           1,800,000     1/26/14         11,264

Agreement with Merrill Lynch
Capital Services, Inc. dated
September 27, 2002 to receive
semi-annually the notional amount
multiplied by the six month
JPY-LIBOR-BBA and pay semi-
annually the notional amount
multiplied by 0.399%.          JPY  2,126,000,000     10/1/07        (55,374)

Agreement with Merrill Lynch
Capital Services, Inc. dated
October 27, 2000 to receive
semi-annually the notional amount
multiplied by 6.74% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                             $5,600,000     10/31/05       391,024

Agreement with UBS, AG dated
April 23, 2004 to receive
annually the notional amount
multiplied by 3.49% and pay
quarterly the notional
amount multiplied by the
three month SEK-STIBOR-SIDE.   SEK    320,000,000     4/27/06        127,511
----------------------------------------------------------------------------
                                                                    $919,839
----------------------------------------------------------------------------


Credit default contracts outstanding at September 30, 2004 (Unaudited)

                                                 Notional      Unrealized
                                                  amount      appreciation
----------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.37273% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                  $1,228,741         $1,863

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.55625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                     893,630          1,459

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.46% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                     446,815            703

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.475% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                     223,407            353

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.5% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                            111,704            178

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.6% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                            111,704            186
------------------------------------------------------------------------
                                                                  $4,742
------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $557,287,686.

  (b) The aggregate identified cost on a tax basis is $612,297,960, resulting in gross unrealized appreciation and depreciation of $30,132,852 and $23,890,884 respectively, or net unrealized appreciation of $6,241,968.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. Theses loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2004 was $155,604 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (R) Real Estate Investment Trust.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $157,375. The fund received cash collateral of $166,511 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $275,842 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at September 30, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2004:
      (as a percentage of Market Value)

      Brazil                   0.5%
      Canada                   1.4
      Cayman Islands           1.2
      Colombia                 0.5
      France                   3.6
      Germany                  1.2
      Ireland                  0.5
      Mexico                   0.6
      New Zealand              1.1
      Russia                   0.9
      Sweden                   1.3
      United Kingdom           4.0
      United States           80.0
      Other                    3.2
                            ------
      Total                  100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.
      An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
      TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Equity Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (93.7%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                   Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.9%)
-----------------------------------------------------------------------------------------------------------
         10,376  Boeing Co. (The)                                                                  $535,609
         17,128  Lockheed Martin Corp.                                                              955,400
         12,074  Northrop Grumman Corp.                                                             643,906
                                                                                              -------------
                                                                                                  2,134,915

Automotive (0.8%)
-----------------------------------------------------------------------------------------------------------
         16,867  Lear Corp.                                                                         918,408

Banking (13.4%)
-----------------------------------------------------------------------------------------------------------
         89,899  Bank of America Corp.                                                            3,895,324
         42,356  Bank of New York Co., Inc. (The)                                                 1,235,525
          9,209  KeyCorp                                                                            291,004
            702  South Trust Corp.                                                                   29,245
         38,802  State Street Corp.                                                               1,657,233
        121,138  U.S. Bancorp                                                                     3,500,888
         46,470  Wachovia Corp.                                                                   2,181,767
         37,150  Wells Fargo & Co.                                                                2,215,255
                                                                                              -------------
                                                                                                 15,006,241

Beverage (0.7%)
-----------------------------------------------------------------------------------------------------------
         38,716  Coca-Cola Enterprises, Inc.                                                        731,732

Broadcasting (0.6%)
-----------------------------------------------------------------------------------------------------------
         20,440  Viacom, Inc. Class B                                                               685,966

Building Materials (1.9%)
-----------------------------------------------------------------------------------------------------------
         60,138  Masco Corp.                                                                      2,076,565

Cable Television (0.2%)
-----------------------------------------------------------------------------------------------------------
          6,974  Liberty Media International, Inc. Class
                 A (NON)                                                                            232,667

Capital Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
          5,430  Eaton Corp.                                                                        344,316

Chemicals (2.0%)
-----------------------------------------------------------------------------------------------------------
          5,049  Avery Dennison Corp.                                                               332,123
         22,584  Dow Chemical Co. (The)                                                           1,020,345
         11,931  Engelhard Corp.                                                                    338,244
          8,391  PPG Industries, Inc.                                                               514,200
                                                                                              -------------
                                                                                                  2,204,912

Commercial and Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        155,253  Service Corp. International (NON)                                                  964,121

Computers (2.4%)
-----------------------------------------------------------------------------------------------------------
        142,069  Hewlett-Packard Co.                                                              2,663,794

Conglomerates (4.3%)
-----------------------------------------------------------------------------------------------------------
            200  Berkshire Hathaway, Inc. Class B (NON)                                             574,200
         29,350  General Electric Co.                                                               985,573
         31,477  Honeywell International, Inc.                                                    1,128,765
         68,490  Tyco International, Ltd. (Bermuda)                                               2,099,903
                                                                                              -------------
                                                                                                  4,788,441

Consumer Finance (1.3%)
-----------------------------------------------------------------------------------------------------------
          4,270  Capital One Financial Corp.                                                        315,553
         13,175  Countrywide Financial Corp.                                                        518,963
         13,011  MBNA Corp.                                                                         327,877
         17,740  Providian Financial Corp. (NON)                                                    275,680
                                                                                              -------------
                                                                                                  1,438,073

Consumer Goods (0.8%)
-----------------------------------------------------------------------------------------------------------
         13,798  Colgate-Palmolive Co.                                                              623,394
          4,590  Energizer Holdings, Inc. (NON)                                                     211,599
            580  Kimberly-Clark Corp.                                                                37,462
                                                                                              -------------
                                                                                                    872,455

Electric Utilities (3.7%)
-----------------------------------------------------------------------------------------------------------
          5,080  Dominion Resources, Inc.                                                           331,470
         13,856  Edison International                                                               367,323
         11,094  Entergy Corp.                                                                      672,407
         23,269  Exelon Corp.                                                                       853,740
         26,108  PG&E Corp. (NON)                                                                   793,683
            588  Pinnacle West Capital Corp.                                                         24,402
         10,479  Progress Energy, Inc.                                                              443,681
          7,100  Public Service Enterprise Group, Inc.                                              302,460
          1,000  SCANA Corp.                                                                         37,340
          8,300  Wisconsin Energy Corp.                                                             264,770
                                                                                              -------------
                                                                                                  4,091,276

Electronics (0.6%)
-----------------------------------------------------------------------------------------------------------
          9,390  Intel Corp.                                                                        188,363
         12,040  Motorola, Inc.                                                                     217,202
         23,660  Vishay Intertechnology, Inc. (NON)                                                 305,214
                                                                                              -------------
                                                                                                    710,779

Energy (0.9%)
-----------------------------------------------------------------------------------------------------------
         14,330  GlobalSantaFe Corp. (Cayman Islands)                                               439,215
         12,573  Noble Corp. (Cayman Islands) (NON)                                                 565,156
                                                                                              -------------
                                                                                                  1,004,371

Financial (7.7%)
-----------------------------------------------------------------------------------------------------------
          4,090  CIT Group, Inc.                                                                    152,925
        115,281  Citigroup, Inc.                                                                  5,086,198
         17,635  Fannie Mae                                                                       1,118,059
         30,078  Freddie Mac                                                                      1,962,289
          6,850  PMI Group, Inc. (The)                                                              277,973
                                                                                              -------------
                                                                                                  8,597,444

Food (1.2%)
-----------------------------------------------------------------------------------------------------------
         14,745  General Mills, Inc.                                                                662,051
         19,616  H.J. Heinz Co.                                                                     706,568
                                                                                              -------------
                                                                                                  1,368,619

Forest Products and Packaging (1.8%)
-----------------------------------------------------------------------------------------------------------
         19,092  Boise Cascade Corp.                                                                635,382
         42,605  Smurfit-Stone Container Corp. (NON)                                                825,259
         21,366  Sonoco Products Co.                                                                564,917
                                                                                              -------------
                                                                                                  2,025,558

Gaming & Lottery (0.9%)
-----------------------------------------------------------------------------------------------------------
         18,109  Harrah's Entertainment, Inc.                                                       959,415

Health Care Services (1.0%)
-----------------------------------------------------------------------------------------------------------
         10,106  CIGNA Corp.                                                                        703,681
         14,140  Medco Health Solutions, Inc. (NON)                                                 436,926
                                                                                              -------------
                                                                                                  1,140,607

Homebuilding (0.5%)
-----------------------------------------------------------------------------------------------------------
         12,052  Lennar Corp.                                                                       573,675

Household Furniture and Appliances (0.8%)
-----------------------------------------------------------------------------------------------------------
         15,202  Whirlpool Corp.                                                                    913,488

Insurance (6.6%)
-----------------------------------------------------------------------------------------------------------
         43,210  ACE, Ltd. (Bermuda)                                                              1,730,993
         15,412  American International Group, Inc.                                               1,047,862
         12,773  AON Corp.                                                                          367,096
         14,887  Axis Capital Holdings, Ltd. (Bermuda)                                              387,062
          1,200  Chubb Corp. (The)                                                                   84,336
            680  Fidelity National Financial, Inc.                                                   25,908
          5,870  MBIA, Inc.                                                                         341,693
          5,220  Metlife, Inc.                                                                      201,753
          6,684  Montpelier Re Holdings, Ltd. (Bermuda)                                             245,169
          8,130  Old Republic International Corp.                                                   203,494
          5,310  Radian Group, Inc.                                                                 245,481
          1,141  RenaissanceRe Holdings, Ltd. (Bermuda)                                              58,853
         26,511  St. Paul Travelers Cos., Inc. (The)                                                876,454
          4,595  Torchmark Corp.                                                                    244,362
          8,414  Willis Group Holdings, Ltd. (Bermuda)                                              314,684
         13,426  XL Capital, Ltd. Class A (Bermuda)                                                 993,390
                                                                                              -------------
                                                                                                  7,368,590

Investment Banking/Brokerage (4.7%)
-----------------------------------------------------------------------------------------------------------
         70,092  JPMorgan Chase & Co.                                                             2,784,755
          6,506  Lehman Brothers Holdings, Inc.                                                     518,658
         18,370  Merrill Lynch & Co., Inc.                                                          913,356
         21,730  Morgan Stanley Dean Witter & Co.                                                 1,071,289
                                                                                              -------------
                                                                                                  5,288,058

Lodging/Tourism (0.7%)
-----------------------------------------------------------------------------------------------------------
         26,668  Cendant Corp.                                                                      576,029
         13,890  Hilton Hotels Corp.                                                                261,688
                                                                                              -------------
                                                                                                    837,717

Machinery (1.3%)
-----------------------------------------------------------------------------------------------------------
         21,173  Ingersoll-Rand Co. Class A (Bermuda)                                             1,439,129
            560  Parker-Hannifin Corp.                                                               32,962
                                                                                              -------------
                                                                                                  1,472,091

Manufacturing (0.4%)
-----------------------------------------------------------------------------------------------------------
         12,266  Dover Corp.                                                                        476,779

Media (1.4%)
-----------------------------------------------------------------------------------------------------------
          7,610  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                              211,101
         86,295  Liberty Media Corp. Class A (NON)                                                  752,492
         28,061  Walt Disney Co. (The)                                                              632,776
                                                                                              -------------
                                                                                                  1,596,369

Medical Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
          2,840  Baxter International, Inc.                                                          91,334

Natural Gas Utilities (--%) (a)
-----------------------------------------------------------------------------------------------------------
            700  Sempra Energy                                                                       25,333

Office Equipment & Supplies (0.2%)
-----------------------------------------------------------------------------------------------------------
          6,158  Pitney Bowes, Inc.                                                                 271,568

Oil & Gas (10.8%)
-----------------------------------------------------------------------------------------------------------
          7,308  Amerada Hess Corp.                                                                 650,412
         19,127  BP PLC ADR (United Kingdom)                                                      1,100,376
         50,889  Chevron Texaco Corp.                                                             2,729,686
        112,680  ExxonMobil Corp.                                                                 5,445,824
         10,680  Marathon Oil Corp.                                                                 440,870
         27,651  Unocal Corp.                                                                     1,188,993
          6,218  Valero Energy Corp.                                                                498,746
                                                                                              -------------
                                                                                                 12,054,907

Other (0.4%)
-----------------------------------------------------------------------------------------------------------
          7,532  iShares Russell 1000 Value Index Fund                                              456,138

Pharmaceuticals (2.6%)
-----------------------------------------------------------------------------------------------------------
         36,947  Abbott Laboratories                                                              1,565,075
          5,167  Johnson & Johnson                                                                  291,057
         26,870  Pfizer, Inc.                                                                       822,222
          5,350  Wyeth                                                                              200,090
                                                                                              -------------
                                                                                                  2,878,444

Photography/Imaging (0.3%)
-----------------------------------------------------------------------------------------------------------
         22,530  Xerox Corp. (NON)                                                                  317,222

Railroads (2.6%)
-----------------------------------------------------------------------------------------------------------
         13,400  Canadian National Railway Co. (Canada)                                             649,900
         37,824  Union Pacific Corp.                                                              2,216,486
                                                                                              -------------
                                                                                                  2,866,386

Regional Bells (2.6%)
-----------------------------------------------------------------------------------------------------------
         22,351  BellSouth Corp.                                                                    606,159
         36,858  SBC Communications, Inc.                                                           956,465
         32,679  Verizon Communications, Inc.                                                     1,286,899
                                                                                              -------------
                                                                                                  2,849,523

Restaurants (1.3%)
-----------------------------------------------------------------------------------------------------------
         22,026  Darden Restaurants, Inc.                                                           513,646
         35,158  McDonald's Corp.                                                                   985,479
                                                                                              -------------
                                                                                                  1,499,125

Retail (2.4%)
-----------------------------------------------------------------------------------------------------------
          6,360  AutoZone, Inc. (NON)                                                               491,310
         29,359  Limited Brands                                                                     654,412
         11,100  Lowe's Cos., Inc.                                                                  603,285
         47,621  Office Depot, Inc. (NON)                                                           715,744
         61,793  Rite Aid Corp. (NON)                                                               217,511
                                                                                              -------------
                                                                                                  2,682,262

Software (1.3%)
-----------------------------------------------------------------------------------------------------------
         36,680  Microsoft Corp.                                                                  1,014,202
         39,990  Oracle Corp. (NON)                                                                 451,087
                                                                                              -------------
                                                                                                  1,465,289

Textiles (0.2%)
-----------------------------------------------------------------------------------------------------------
          5,370  Liz Claiborne, Inc.                                                                202,556

Tobacco (2.1%)
-----------------------------------------------------------------------------------------------------------
         49,658  Altria Group, Inc.                                                               2,335,912

Toys (0.6%)
-----------------------------------------------------------------------------------------------------------
         37,952  Mattel, Inc.                                                                       688,070

Waste Management (0.5%)
-----------------------------------------------------------------------------------------------------------
         17,420  Republic Services, Inc.                                                            518,419
                                                                                              -------------
                 Total Common stocks  (cost $99,354,963)                                       $104,689,930

Convertible preferred stocks (3.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          2,900  Amerada Hess Corp. $3.50 cv. pfd.                                                 $230,913
            410  Baxter International, Inc. $3.50 cv.
                 pfd.                                                                                21,935
          5,830  Boise Cascade Corp. $3.75 units cv. pfd.                                           290,771
          3,640  Conseco, Inc. $1.38 cum. cv. pfd.                                                   89,635
          2,400  Dominion Resources, Inc. $4.75 cv. pfd.                                            131,100
             43  Freeport-McMoRan Copper & Gold, Inc.
                 144A 5.50% cv. pfd.                                                                 43,675
          8,181  Hartford Financial Services Group, Inc.
                 (The) $3.50 cv. pfd.                                                               500,064
          2,980  Hartford Financial Services Group, Inc.
                 (The) $3.00 cv. pfd.                                                               177,310
            150  Hercules Trust II 6.50% units cum. cv.
                 pfd.                                                                               115,500
          1,300  Northrop Grumman Corp. $7.25 cv. pfd.                                              134,063
          5,890  ONEOK, Inc. $2.125 units cv. pfd.                                                  193,899
          3,210  PMI Group, Inc. (The) $1.469 cv. pfd.                                               83,460
          2,000  Schering-Plough Corp. $3.00 cv. pfd.                                               106,250
            850  Sempra Energy $2.125 units cv. pfd.                                                 26,350
          5,150  Solectron Corp. $1.813 units cv. pfd.                                               68,238
         13,810  Xerox Corp. 6.25% cv. pfd.                                                       1,753,870
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $3,811,547)                           $3,967,033

Convertible bonds and notes (0.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $12,730  CenterPoint Energy, Inc. cv. sub notes
                 FRN 2s, 2029                                                                      $417,671
         49,000  Goodyear Tire & Rubber Co. (The) 144A
                 cv. bonds 4s, 2034                                                                  57,269
         44,000  Tyco International Group SA cv. yankee
                 bonds Ser. A, 2 3/4s, 2018 (Luxembourg)                                             61,655
          6,000  Tyco International Group SA 144A cv.
                 company guaranty 2 3/4s, 2018
                 (Luxembourg)                                                                         8,408
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $510,837)                                $545,003

Short-term investments (2.9%) (a)(cost $3,240,343)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $3,240,343  Putnam Prime Money Market Fund (e)                                              $3,240,343
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $106,917,690)(b)                                      $112,442,309
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $111,725,592.

  (b) The aggregate identified cost on a tax basis is $106,962,898, resulting in gross unrealized appreciation and depreciation of $8,478,934 and $2,999,523, respectively, or net unrealized appreciation of $5,479,411.

(NON) Non-income-producing security.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $12,164 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT The George Putnam Fund of Boston
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (60.4%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Banking (3.1%)
-----------------------------------------------------------------------------------------------------------
         21,325  KeyCorp                                                                           $673,870
        115,700  State Street Corp.                                                               4,941,547
        321,600  U.S. Bancorp                                                                     9,294,240
        119,780  Wells Fargo & Co.                                                                7,142,481
                                                                                              -------------
                                                                                                 22,052,138

Basic Materials (2.2%)
-----------------------------------------------------------------------------------------------------------
         48,000  Alcoa, Inc.                                                                      1,612,320
          6,700  Avery Dennison Corp.                                                               440,726
         45,200  Boise Cascade Corp.                                                              1,504,256
        106,190  Dow Chemical Co. (The)                                                           4,797,664
         27,628  Engelhard Corp.                                                                    783,254
         45,618  PPG Industries, Inc.                                                             2,795,471
         12,800  Rohm & Haas Co.                                                                    550,016
         99,680  Smurfit-Stone Container Corp. (NON) (S)                                          1,930,802
         44,460  Sonoco Products Co.                                                              1,175,522
                                                                                              -------------
                                                                                                 15,590,031

Capital Goods (2.8%)
-----------------------------------------------------------------------------------------------------------
         55,250  Boeing Co. (The)                                                                 2,852,005
         25,590  Dover Corp.                                                                        994,683
         12,800  Eaton Corp.                                                                        811,648
         17,900  Emerson Electric Co.                                                             1,107,831
         80,220  Ingersoll-Rand Co. Class A (Bermuda)                                             5,452,553
         85,200  Lockheed Martin Corp.                                                            4,752,456
         28,020  Northrop Grumman Corp.                                                           1,494,307
          9,300  Parker-Hannifin Corp.                                                              547,398
         12,842  Pitney Bowes, Inc.                                                                 566,332
         40,300  Republic Services, Inc.                                                          1,199,328
                                                                                              -------------
                                                                                                 19,778,541

Communication Services (2.0%)
-----------------------------------------------------------------------------------------------------------
         38,829  BellSouth Corp.                                                                  1,053,042
         32,500  Echostar Communications Corp. Class A
                 (NON)                                                                            1,011,400
         14,855  Liberty Media International, Inc. Class
                 A (NON)                                                                            495,593
        149,406  SBC Communications, Inc. (SEG)                                                   3,877,086
        189,812  Verizon Communications, Inc.                                                     7,474,797
                                                                                              -------------
                                                                                                 13,911,918

Conglomerates (3.1%)
-----------------------------------------------------------------------------------------------------------
            693  Berkshire Hathaway, Inc. Class B (NON)                                           1,989,603
        281,500  General Electric Co.                                                             9,452,770
         65,610  Honeywell International, Inc.                                                    2,352,775
        274,940  Tyco International, Ltd. (Bermuda)                                               8,429,660
                                                                                              -------------
                                                                                                 22,224,808

Consumer Cyclicals (6.4%)
-----------------------------------------------------------------------------------------------------------
         14,200  AutoZone, Inc. (NON) (S)                                                         1,096,950
          7,400  Brunswick Corp.                                                                    338,624
        106,769  Cendant Corp.                                                                    2,306,210
         68,700  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                            1,905,738
         30,600  Harrah's Entertainment, Inc.                                                     1,621,188
         32,500  Hilton Hotels Corp. (S)                                                            612,300
         56,900  Home Depot, Inc. (The)                                                           2,230,480
         13,500  JC Penney Co., Inc. (Holding Co.) (S)                                              476,280
         33,100  Lear Corp.                                                                       1,802,295
         25,400  Lennar Corp.                                                                     1,209,040
         65,460  Limited Brands                                                                   1,459,103
         34,900  Liz Claiborne, Inc.                                                              1,316,428
         43,000  Lowe's Cos., Inc.                                                                2,337,050
        181,400  Masco Corp. (S)                                                                  6,263,742
        174,000  Mattel, Inc. (S)                                                                 3,154,620
        238,500  Office Depot, Inc. (NON) (S)                                                     3,584,655
          5,900  Omnicom Group, Inc.                                                                431,054
        315,804  Service Corp. International (NON)                                                1,961,143
         98,300  Viacom, Inc. Class B                                                             3,298,948
         20,300  Wal-Mart Stores, Inc.                                                            1,079,960
        124,207  Walt Disney Co. (The)                                                            2,800,868
         60,788  Whirlpool Corp.                                                                  3,652,751
                                                                                              -------------
                                                                                                 44,939,427

Consumer Finance (0.8%)
-----------------------------------------------------------------------------------------------------------
         10,000  Capital One Financial Corp.                                                        739,000
         51,515  Countrywide Financial Corp.                                                      2,029,176
         70,848  MBNA Corp.                                                                       1,785,370
         80,300  Providian Financial Corp. (NON)                                                  1,247,862
                                                                                              -------------
                                                                                                  5,801,408

Consumer Staples (5.2%)
-----------------------------------------------------------------------------------------------------------
        225,280  Altria Group, Inc.                                                              10,597,171
         13,700  Aramark Corp. Class B                                                              330,718
         53,400  Coca-Cola Co. (The)                                                              2,138,670
         90,570  Coca-Cola Enterprises, Inc.                                                      1,711,773
         42,400  Colgate-Palmolive Co.                                                            1,915,632
         48,700  Darden Restaurants, Inc.                                                         1,135,684
         15,900  Energizer Holdings, Inc. (NON)                                                     732,990
         25,400  Estee Lauder Cos., Inc. (The) Class A                                            1,061,720
         55,300  General Mills, Inc.                                                              2,482,970
         59,140  H.J. Heinz Co.                                                                   2,130,223
        180,193  Liberty Media Corp. Class A (NON)                                                1,571,283
        151,300  McDonald's Corp.                                                                 4,240,939
         54,600  Procter & Gamble Co.                                                             2,954,952
         25,700  Raynolds American, Inc.                                                          1,748,628
        570,031  Rite Aid Corp. (NON)                                                             2,006,509
                                                                                              -------------
                                                                                                 36,759,862

Energy (6.6%)
-----------------------------------------------------------------------------------------------------------
         23,100  Amerada Hess Corp.                                                               2,055,900
         38,440  BP PLC ADR (United Kingdom)                                                      2,211,453
        205,600  Chevron Texaco Corp. (S)                                                        11,028,384
        472,800  ExxonMobil Corp.                                                                22,850,424
         33,280  GlobalSantaFe Corp. (Cayman Islands)                                             1,020,032
         72,400  Marathon Oil Corp.                                                               2,988,672
         27,940  Noble Corp. (Cayman Islands) (NON)                                               1,255,903
         57,220  Unocal Corp.                                                                     2,460,460
         10,200  Valero Energy Corp. (S)                                                            818,142
                                                                                              -------------
                                                                                                 46,689,370

Financial (11.4%)
-----------------------------------------------------------------------------------------------------------
        330,630  Bank of America Corp.                                                           14,326,198
         89,570  Bank of New York Co., Inc. (The)                                                 2,612,757
          9,500  CIT Group, Inc. (S)                                                                355,205
        412,700  Citigroup, Inc.                                                                 18,208,324
        113,010  Fannie Mae                                                                       7,164,834
        128,490  Freddie Mac                                                                      8,382,688
         20,000  Hartford Financial Services Group, Inc.
                 (The)                                                                            1,238,600
        268,250  JPMorgan Chase & Co.                                                            10,657,573
         37,264  Lehman Brothers Holdings, Inc.                                                   2,970,686
         65,330  Merrill Lynch & Co., Inc.                                                        3,248,208
         37,700  Metlife, Inc.                                                                    1,457,105
         43,400  Morgan Stanley Dean Witter & Co.                                                 2,139,620
         15,900  PMI Group, Inc. (The)                                                              645,222
        157,330  Wachovia Corp.(S)                                                                7,386,644
                                                                                              -------------
                                                                                                 80,793,664

Health Care (4.8%)
-----------------------------------------------------------------------------------------------------------
        162,650  Abbott Laboratories                                                              6,889,854
         21,800  Amgen, Inc. (NON)                                                                1,235,624
          6,600  Baxter International, Inc.                                                         212,256
         35,000  Bristol-Myers Squibb Co.                                                           828,450
          1,600  C.R. Bard, Inc.                                                                     90,608
         36,070  Cardinal Health, Inc.                                                            1,578,784
         22,070  CIGNA Corp.                                                                      1,536,734
         27,300  Express Scripts, Inc. Class A (NON)                                              1,783,782
        100,580  Johnson & Johnson                                                                5,665,671
         75,000  King Pharmaceuticals, Inc. (NON)                                                   895,500
         13,500  Laboratory Corp. of America Holdings
                 (NON)                                                                              590,220
         32,600  Medco Health Solutions, Inc. (NON)                                               1,007,340
         31,700  Medtronic, Inc.                                                                  1,645,230
        300,432  Pfizer, Inc.                                                                     9,193,219
          7,400  Quest Diagnostics, Inc.                                                            652,828
         12,500  Wyeth                                                                              467,500
                                                                                              -------------
                                                                                                 34,273,600

Insurance (3.2%)
-----------------------------------------------------------------------------------------------------------
        138,850  ACE, Ltd. (Bermuda)                                                              5,562,331
         28,400  Allstate Corp.                                                                   1,362,916
         34,939  American International Group, Inc.                                               2,375,503
         20,310  AON Corp.                                                                          583,709
         24,588  Axis Capital Holdings, Ltd. (Bermuda)                                              639,288
         10,800  Chubb Corp. (The)                                                                  759,024
          2,500  Lincoln National Corp.                                                             117,500
         11,950  MBIA, Inc.                                                                         695,610
         12,489  Montpelier Re Holdings, Ltd. (Bermuda)                                             458,097
         18,800  Old Republic International Corp.                                                   470,564
         27,800  Radian Group, Inc.                                                               1,285,194
          2,456  RenaissanceRe Holdings, Ltd. (Bermuda)                                             126,680
         92,541  St. Paul Travelers Cos., Inc. (The)                                              3,059,405
          8,700  Torchmark Corp.                                                                    462,666
         12,000  Willis Group Holdings, Ltd. (Bermuda)                                              448,800
         52,450  XL Capital, Ltd. Class A (Bermuda)                                               3,880,776
                                                                                              -------------
                                                                                                 22,288,063

Technology (5.6%)
-----------------------------------------------------------------------------------------------------------
         31,000  Automatic Data Processing, Inc.                                                  1,280,920
         82,100  Cisco Systems, Inc. (NON)                                                        1,486,010
         24,300  Dell, Inc. (NON)                                                                   865,080
         37,500  Fiserv, Inc. (NON)                                                               1,307,250
        554,793  Hewlett-Packard Co.                                                             10,402,369
         50,800  IBM Corp.                                                                        4,355,592
        208,500  Intel Corp.                                                                      4,182,510
        218,700  Microsoft Corp.                                                                  6,047,055
        168,200  Motorola, Inc.                                                                   3,034,328
        226,900  Oracle Corp. (NON)                                                               2,559,432
         55,100  Vishay Intertechnology, Inc. (NON)                                                 710,790
        234,700  Xerox Corp. (NON) (S)                                                            3,304,576
                                                                                              -------------
                                                                                                 39,535,912

Transportation (1.2%)
-----------------------------------------------------------------------------------------------------------
         56,075  Canadian National Railway Co. (Toronto
                 Exchange) (Canada)                                                               2,719,638
         40,600  Southwest Airlines Co. (S)                                                         552,972
         92,356  Union Pacific Corp.                                                              5,412,062
                                                                                              -------------
                                                                                                  8,684,672

Utilities & Power (2.0%)
-----------------------------------------------------------------------------------------------------------
         11,890  Dominion Resources, Inc.                                                           775,823
         91,690  Edison International                                                             2,430,702
         24,520  Entergy Corp.                                                                    1,486,157
         73,560  Exelon Corp. (S)                                                                 2,698,916
         33,200  MDU Resources Group, Inc.                                                          874,156
        118,840  PG&E Corp. (NON)                                                                 3,612,736
         17,920  Progress Energy, Inc.                                                              758,733
         16,500  Public Service Enterprise Group, Inc.                                              702,900
         19,800  Wisconsin Energy Corp.                                                             631,620
                                                                                              -------------
                                                                                                 13,971,743
                                                                                              -------------
                 Total Common stocks  (cost $365,581,652)                                      $427,295,157

U.S. government and agency mortgage obligations (19.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (--%)
-----------------------------------------------------------------------------------------------------------
        $74,914  Government National Mortgage Association
                 Pass-Through Certificates 7s, June 15,
                 2031                                                                               $81,094

U.S. Government Agency Mortgage Obligations (19.4%)
-----------------------------------------------------------------------------------------------------------
                 Federal National Mortgage Association
                 Pass-Through Certificates
         49,229  9s, with due dates from January 1, 2027
                 to July 1, 2032                                                                     53,926
         69,019  8s, with due dates from October 1, 2025
                 to July 1, 2033                                                                     75,102
        489,444  7 1/2s, with due dates from September 1,
                 2022 to July 1, 2033                                                               526,672
     26,028,886  7s, with due dates from May 1, 2026 to
                 July 1, 2034                                                                    27,640,035
        227,495  7s, with due dates from June 1, 2007 to
                 November 1, 2014                                                                   241,944
      2,000,000  7s, TBA, September 1, 2034                                                       2,123,750
     17,529,220  6 1/2s, with due dates from April 1,
                 2024 to July 1, 2034                                                            18,415,991
         41,027  6 1/2s, February 1, 2016                                                            43,494
     20,800,000  6 1/2s, TBA, November 1, 2034                                                   21,765,249
      8,200,000  6 1/2s, TBA, October 1, 2034                                                     8,599,750
         13,927  6s, with due dates from April 1, 2016 to
                 November 1, 2016                                                                    14,618
     13,300,000  6s, TBA, November 1, 2034                                                       13,703,156
     13,300,000  6s, TBA, October 1, 2034                                                        13,753,031
     18,960,000  5 1/2s, TBA, October 1, 2034                                                    19,205,888
        727,544  5s, December 1, 2018                                                               741,441
      9,000,000  5s, TBA, October 1, 2019                                                         9,140,625
        930,115  4s, with due dates from May 1, 2019 to
                 June 1, 2019                                                                       907,480
                                                                                              -------------
                                                                                                136,952,152
                                                                                              -------------
                 Total U.S. government and agency mortgage obligations (cost $136,751,948)     $137,033,246

U.S. government agency obligations (0.8%) (a) (cost $5,559,149)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $4,933,000  Fannie Mae 7 1/4s, January 15, 2010                                             $5,725,938

U.S. treasury obligations (2.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
     $6,755,000  6 1/4s, May 15, 2030                                                            $8,018,396
        150,000  4 1/4s, November 15, 2013                                                          151,969
      6,245,000  4 1/4s, August 15, 2013                                                          6,339,650
      4,217,000  U.S. Treasury Notes 3 1/4s, August 15,
                 2008                                                                             4,238,085
                                                                                              -------------
                 Total U.S. treasury obligations (cost $18,410,533)                             $18,748,100

Corporate bonds and notes (6.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (0.4%)
-----------------------------------------------------------------------------------------------------------
       $325,000  Alcoa, Inc. notes 6 1/2s, 2011                                                    $364,981
        130,000  Avery Dennison Corp. notes 4 7/8s, 2013                                            131,625
        120,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                           142,132
         85,000  Dow Chemical Co. (The) notes 5 3/4s,
                 2009                                                                                90,779
        200,000  Dow Chemical Co. (The) Pass Through
                 Trust 144A company guaranty 4.027s, 2009                                           193,557
         75,000  Eastman Chemical Co. notes 3 1/4s, 2008                                             73,399
        125,000  Falconbridge, Ltd. bonds 5 3/8s, 2015
                 (Canada)                                                                           125,554
         90,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                           102,600
         45,000  ICI Wilmington Inc. company guaranty 5
                 5/8s, 2013                                                                          46,244
        140,000  ICI Wilmington Inc. company guaranty 4
                 3/8s, 2008                                                                         140,258
        116,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                   129,340
        120,000  Lubrizol Corp. (The) sr. notes 5 1/2s,
                 2014                                                                               119,167
        185,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                              203,963
         77,000  Monsanto Co. notes 4s, 2008                                                         77,449
         25,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                 29,271
         50,000  Praxair, Inc. notes 6 3/8s, 2012                                                    56,257
        130,000  Weyerhaeuser Co. debs. 7.95s, 2025                                                 154,889
         90,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                 99,597
        115,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                                128,959
         35,000  WMC Finance USA company guaranty 6 1/4s,
                 2033 (Australia)                                                                    35,843
         60,000  WMC Finance USA company guaranty 5 1/8s,
                 2013 (Australia)                                                                    60,437
                                                                                              -------------
                                                                                                  2,506,301

Capital Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
        195,000  Allied Waste North America, Inc. sr.
                 notes 7 7/8s, 2013                                                                 205,725
         25,000  Boeing Capital Corp. sr. notes 7 3/8s,
                 2010                                                                                29,046
         85,000  Boeing Co. (The) debs. 6 7/8s, 2043                                                 94,888
         30,000  Bunge Ltd. Finance Corp. company
                 guaranty 7.8s, 2012                                                                 35,472
        110,000  Bunge Ltd. Finance Corp. company
                 guaranty 4 3/8s, 2008                                                              110,787
         45,000  Bunge Ltd. Finance Corp. notes 5 7/8s,
                 2013                                                                                47,420
         95,000  Litton Industries, Inc. sr. notes 8s,
                 2009                                                                               110,577
        155,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                           204,965
        115,000  Northrop Grumman Corp. company guaranty
                 7 1/8s, 2011                                                                       132,188
        105,000  Northrop Grumman Corp. notes 4.079s,
                 2006                                                                               106,656
         80,000  Raytheon Co. bonds 5 3/8s, 2013                                                     83,176
         75,000  Raytheon Co. debs. 7s, 2028                                                         84,691
        275,000  Raytheon Co. debs. 6s, 2010                                                        301,355
        130,000  Raytheon Co. notes 8.3s, 2010                                                      155,409
        100,000  Raytheon Co. notes 4.85s, 2011                                                     101,809
         95,000  Sealed Air Corp. 144A bonds 6 7/8s, 2033                                           101,411
         75,000  Sealed Air Corp. 144A notes 5 5/8s, 2013                                            77,111
        155,000  Waste Management, Inc. sr. notes 7 3/8s,
                 2010                                                                               178,916
                                                                                              -------------
                                                                                                  2,161,602

Communication Services (0.7%)
-----------------------------------------------------------------------------------------------------------
         65,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                               70,287
         30,000  AT&T Wireless Services, Inc. notes 8
                 1/8s, 2012                                                                          36,250
        175,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                         229,780
        370,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                         438,373
        165,000  Bell Atlantic Financial Services notes
                 Ser. A, 7.6s, 2007                                                                 181,333
        100,000  Bellsouth Capital Funding notes 7 3/4s,
                 2010                                                                               116,469
        125,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                                149,824
        195,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030
                 (Netherlands)                                                                      250,645
        200,000  Deutsche Telekom International Finance
                 BV notes 5 1/4s, 2013 (Netherlands)                                                204,666
         70,000  France Telecom notes 9 1/4s, 2031
                 (France)                                                                            92,810
        415,000  France Telecom notes 7 3/4s, 2011
                 (France)                                                                           496,788
        120,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                   154,966
        135,000  Nextel Communications, Inc. sr. notes 6
                 7/8s, 2013                                                                         140,400
        305,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011                                                                         352,376
        145,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                         152,089
        120,000  Sprint Capital Corp. company guaranty 6
                 1/8s, 2008                                                                         129,525
         45,000  Sprint Capital Corp. notes 8 3/8s, 2012                                             54,501
        220,000  Telecom Italia Capital 144A company
                 guaranty 6 3/8s, 2033 (Luxembourg)                                                 227,228
        125,000  Telecom Italia Capital 144A company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                                 127,337
        180,000  Telecom Italia Capital 144A company
                 guaranty 4s, 2008 (Luxembourg)                                                     181,012
        170,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                           200,325
         90,000  United States Cellular Corp. notes 6.7s,
                 2033                                                                                89,862
        115,000  Verizon New England Inc. sr. notes 6
                 1/2s, 2011                                                                         126,861
        405,000  Verizon Pennsylvania Inc. debs. 8.35s,
                 2030                                                                               512,566
         50,000  Verizon Virginia Inc. debs. Ser. A, 4
                 5/8s, 2013                                                                          48,850
        195,000  Verizon Wireless, Inc. notes 5 3/8s,
                 2006                                                                               204,439
        180,000  Vodafone Group PLC notes 7 7/8s, 2030
                 (United Kingdom)                                                                   227,258
         30,000  Vodafone Group PLC notes 7 3/4s, 2010
                 (United Kingdom)                                                                    35,192
                                                                                              -------------
                                                                                                  5,232,012

Conglomerates (0.1%)
-----------------------------------------------------------------------------------------------------------
        220,000  Textron Financial Corp. notes 6s, 2009                                             242,001
        190,000  Tyco International Group SA company
                 guaranty 7s, 2028 (Luxembourg)                                                     214,362
        200,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                 225,018
                                                                                              -------------
                                                                                                    681,381

Consumer Cyclicals (0.5%)
-----------------------------------------------------------------------------------------------------------
        210,000  Cendant Corp. notes 6 1/4s, 2010                                                   228,353
        160,000  Cendant Corp. sr. notes 7 3/8s, 2013                                               185,234
        135,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                               153,225
         55,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                            59,675
        150,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           153,000
        250,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 7.2s, 2009                                                                281,392
        280,000  DaimlerChrysler NA Holding Corp. company
                 guaranty Ser. D, 3.4s, 2004                                                        280,638
        100,000  Federated Department Stores, Inc. sr.
                 notes 6 5/8s, 2011                                                                 111,724
        230,000  Ford Motor Co. debs. 9.98s, 2047                                                   283,150
        115,000  Ford Motor Credit Corp. notes 7 7/8s,
                 2010                                                                               128,266
        335,000  Ford Motor Credit Corp. notes 6 1/2s,
                 2007                                                                               354,976
        135,000  General Motors Acceptance Corp. bonds
                 8s, 2031                                                                           139,724
        125,000  General Motors Corp. debs. 8 3/8s, 2033                                            132,858
         55,000  General Motors Corp. notes 7.2s, 2011                                               58,249
        115,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                            115,915
         50,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                              59,250
         90,000  Hilton Hotels Corp. notes 7 5/8s, 2012                                             104,850
         85,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                         98,141
         90,000  Lennar Corp. company guaranty Ser. B,
                 9.95s, 2010                                                                         97,988
         70,000  May Department Stores Co. 144A notes 5
                 3/4s, 2014                                                                          72,147
         90,000  Nordstrom, Inc. debs. 6.95s, 2028                                                   99,591
         40,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                        44,800
         60,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                            66,750
        235,000  Pulte Homes, Inc. company guaranty 7
                 7/8s, 2011                                                                         273,623
        145,000  RadioShack Corp. notes 7 3/8s, 2011                                                166,887
                                                                                              -------------
                                                                                                  3,750,406

Consumer Staples (0.8%)
-----------------------------------------------------------------------------------------------------------
         90,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                           103,590
        180,000  Archer Daniels Midland Co. debs. 8 1/8s,
                 2012                                                                               222,231
         20,000  AT&T Broadband Corp. company guaranty 8
                 3/8s, 2013                                                                          24,220
        225,000  Cadbury Schweppes US Finance LLC 144A
                 notes 3 7/8s, 2008                                                                 225,453
         95,000  Chancellor Media Corp. company guaranty
                 8s, 2008                                                                           107,733
         40,000  Clear Channel Communications, Inc. sr.
                 notes 5 3/4s, 2013                                                                  41,085
        155,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                             182,712
         85,000  ConAgra Foods, Inc. notes 6 3/4s, 2011
                 (S)                                                                                 95,636
        105,000  Cox Communications, Inc. notes 7 3/4s,
                 2010                                                                               117,018
        105,000  Cox Enterprises, Inc. 144A notes 8s,
                 2007                                                                               112,691
        107,794  CVS Corp. 144A pass-through certificates
                 6.117s, 2013                                                                       116,337
        230,000  Diageo PLC company guaranty 8s, 2022
                 (United Kingdom)                                                                   295,447
         60,000  Foster's Finance Corp. 144A notes 4
                 7/8s, 2014                                                                          59,456
        145,000  Fred Meyer, Inc. Holding Co. company
                 guaranty 7.45s, 2008                                                               161,954
         50,000  Grand Metro Investment Corp. company
                 guaranty 9s, 2011                                                                   63,282
        140,000  Hormel Foods Corp. notes 6 5/8s, 2011                                              157,107
        140,000  Johnson (SC) & Son, Inc. 144A bonds 5
                 3/4s, 2033                                                                         139,600
        340,000  Jones Intercable, Inc. sr. notes 7 5/8s,
                 2008                                                                               377,573
        145,000  Kraft Foods, Inc. notes 5 5/8s, 2011                                               153,157
        330,000  Kraft Foods, Inc. notes 4 5/8s, 2006                                               339,376
         60,000  Kroger Co. company guaranty 6 3/4s, 2012                                            67,099
        180,000  Liberty Media Corp. sr. notes 5.7s, 2013                                           177,954
        145,000  Miller Brewing Co. 144A notes 5 1/2s,
                 2013                                                                               150,958
         30,000  News America Holdings, Inc. company
                 guaranty 9 1/4s, 2013                                                               38,541
        165,000  News America Holdings, Inc. company
                 guaranty 7 3/8s, 2008                                                              183,621
         50,000  News America, Inc. sr. notes 6 5/8s,
                 2008                                                                                54,519
        190,000  TCI Communications, Inc. debs. 9.8s,
                 2012                                                                               242,461
         95,000  TCI Communications, Inc. debs. 8 3/4s,
                 2015                                                                               118,414
        285,000  TCI Communications, Inc. debs. 7 7/8s,
                 2013                                                                               333,592
         15,000  Time Warner, Inc. debs. 9.15s, 2023                                                 19,332
        460,000  Time Warner, Inc. debs. 9 1/8s, 2013                                               575,938
        115,000  Time Warner, Inc. notes 8.18s, 2007                                                128,695
         60,000  Tyson Foods, Inc. notes 8 1/4s, 2011                                                71,108
         75,000  USA Interactive notes 7s, 2013                                                      82,079
         70,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                            87,035
                                                                                              -------------
                                                                                                  5,427,004

Energy (0.3%)
-----------------------------------------------------------------------------------------------------------
         95,000  Amerada Hess Corp. notes 7 3/8s, 2009                                              106,765
         35,000  Amerada Hess Corp. unsub notes 6.65s,
                 2011                                                                                38,644
        120,000  Anadarko Finance Co. company guaranty
                 Ser. B, 6 3/4s, 2011                                                               135,904
         51,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                          54,315
        350,000  Conoco Funding Co. company guaranty
                 6.35s, 2011                                                                        390,331
         70,000  Enterprise Products Operating LP 144A
                 sr. notes 5.6s, 2014                                                                70,532
         95,000  Enterprise Products Operating LP 144A
                 sr. notes 4 5/8s, 2009                                                              95,789
         35,000  Enterprise Products Operating LP 144A
                 sr. notes 4s, 2007                                                                  35,202
        150,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                         167,795
        120,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                                 122,357
         20,000  MidAmerican Energy Holdings Co. sr.
                 notes 3 1/2s, 2008                                                                  19,676
        200,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                         205,609
        130,000  Ocean Energy, Inc. company guaranty 7
                 1/4s, 2011                                                                         147,656
         90,000  Petro-Canada, Ltd. bonds 5.35s, 2033
                 (Canada)                                                                            80,991
        185,000  Phillips Petroleum Co. notes 8 3/4s,
                 2010                                                                               227,630
        155,000  Schlumberger Technology Corp. 144A notes
                 6 1/2s, 2012                                                                       173,930
         75,000  Sunoco, Inc. notes 4 7/8s, 2014                                                     74,257
         40,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                             46,992
                                                                                              -------------
                                                                                                  2,194,375

Financial (2.5%)
-----------------------------------------------------------------------------------------------------------
        425,000  Ace INA Holdings, Inc. company guaranty
                 8.3s, 2006                                                                         463,883
        105,000  Allfirst Financial Inc. sub. notes 7.2s,
                 2007                                                                               115,763
        225,000  American General Corp. notes 7 1/2s,
                 2010                                                                               262,810
        320,000  Archstone-Smith Operating Trust notes
                 5s, 2007 (R)                                                                       332,045
        150,000  Associates First Capital Corp. sr. notes
                 6 1/4s, 2008                                                                       164,393
        350,000  Associates First Capital Corp. sub.
                 debs. 8.15s, 2009                                                                  411,087
        130,000  AXA Financial, Inc. sr. notes 7 3/4s,
                 2010                                                                               152,431
        500,000  Bank of America Corp. sub. notes 7.4s,
                 2011                                                                               582,723
         40,000  Bank of New York Co., Inc. (The) sr.
                 sub. notes FRN 3.4s, 2013                                                           39,171
         60,000  Bank One Corp. sub. notes 7.6s, 2007                                                66,388
        855,000  Bank United Corp. notes Ser. A, 8s, 2009                                           997,164
        100,000  Barclays Bank PLC 144A FRN 6.86s, 2049
                 (United Kingdom)                                                                   110,086
        285,000  Bear Stearns Cos., Inc. (The) notes
                 7.8s, 2007                                                                         318,645
         80,000  Capital One Bank notes 6 1/2s, 2013                                                 87,482
         45,000  Capital One Bank notes Ser. BKNT, 4
                 7/8s, 2008                                                                          46,608
         50,000  Capital One Bank sr. notes Ser. BKNT,
                 6.7s, 2008                                                                          54,802
         70,000  CenterPoint Properties Trust notes Ser.
                 MTN, 4 3/4s, 2010                                                                   70,294
        250,000  CIT Group, Inc. sr. notes 7 3/4s, 2012                                             294,722
        225,000  CIT Group, Inc. sr. notes 5s, 2014                                                 224,098
        580,000  Citicorp sub. notes 6 3/8s, 2008                                                   637,070
         65,000  Citigroup, Inc. debs. 6 5/8s, 2028                                                  71,703
         64,924  Citigroup, Inc. 144A sub. notes 5s, 2014                                            65,005
         80,000  Colonial Properties Trust notes 6 1/4s,
                 2014                                                                                84,220
        110,000  Countrywide Capital III company guaranty
                 Ser. B, 8.05s, 2027                                                                126,601
         75,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. K, 5 5/8s, 2007                                                       79,084
        205,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. MTNL, 4s, 2011                                                       198,247
         45,000  Credit Suisse First Boston USA, Inc.
                 notes 6 1/8s, 2011                                                                  49,027
         60,000  Developers Diversified Realty Corp.
                 notes 4 5/8s, 2010                                                                  59,663
        225,000  Equity One, Inc. company guaranty 3
                 7/8s, 2009                                                                         218,265
        165,000  Executive Risk Capital Trust company
                 guaranty Class B, 8.675s, 2027                                                     190,567
        315,000  First Chicago NBD Corp. sub. notes 6
                 3/8s, 2009                                                                         351,888
        470,000  First Union National Bank sub. notes
                 7.8s, 2010                                                                         553,610
        135,000  Fleet Capital Trust V bank guaranty FRN
                 2.534s, 2028                                                                       134,974
        270,000  Franchise Finance Corp. of America sr.
                 notes 8 3/4s, 2010 (R)                                                             337,445
        135,000  Fund American Cos. Inc. notes 5 7/8s,
                 2013                                                                               138,228
         60,000  General Electric Capital Corp. notes
                 Ser. A, 6 3/4s, 2032                                                                69,054
         75,000  General Electric Capital Corp. notes
                 Ser. A, 6s, 2012                                                                    82,399
         60,000  General Electric Capital Corp. notes
                 Ser. MTNA, 6 1/8s, 2011                                                             66,161
        195,000  Goldman Sachs Group, Inc. (The) notes 4
                 3/4s, 2013                                                                         190,997
         75,000  Greenpoint Capital Trust I company
                 guaranty 9.1s, 2027                                                                 87,593
        130,000  Hartford Financial Services Group, Inc.
                 (The) sr. notes 7.9s, 2010                                                         153,277
        120,000  Heller Financial, Inc. notes 7 3/8s,
                 2009                                                                               138,665
         85,000  Heritage Property Investment Trust 144A
                 notes 5 1/8s, 2014                                                                  82,835
        180,000  Hospitality Properties Trust notes 6
                 3/4s, 2013 (R)                                                                     193,527
        355,000  Household Finance Corp. notes 8s, 2010                                             419,603
        540,000  Household Finance Corp. notes 7s, 2012                                             617,997
        140,000  Household Finance Corp. notes 6 3/4s,
                 2011                                                                               157,578
         55,000  HRPT Properties Trust bonds 5 3/4s, 2014
                 (R)                                                                                 55,466
         80,000  HRPT Properties Trust notes 6 1/4s, 2016                                            82,814
        240,000  HSBC Capital Funding LP 144A bank
                 guaranty FRB 9.547s, 2049 (Jersey)                                                 302,271
        170,000  International Lease Finance Corp. notes
                 4.35s, 2008                                                                        172,988
         25,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                            28,482
        120,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                                127,974
         95,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                 98,133
        150,000  John Hancock Financial Services, Inc.
                 sr. notes 5 5/8s, 2008                                                             160,053
         85,000  John Hancock Global Funding II 144A
                 notes 7.9s, 2010                                                                   100,396
        535,000  JPMorgan Chase & Co. sub. notes 5 1/8s,
                 2014                                                                               537,796
         65,000  Kimco Realty Corp. notes Ser. MTNC,
                 5.19s, 2013                                                                         65,697
        110,000  Lehman Brothers Holdings, Inc. notes 6
                 5/8s, 2012                                                                         123,036
        550,000  Liberty Mutual Insurance 144A notes
                 7.697s, 2097                                                                       573,576
        170,000  Merita Bank, Ltd. sub. notes 6 1/2s,
                 2006 (Finland)                                                                     178,289
         60,000  Merrill Lynch & Co., Inc. notes Ser. B,
                 4 3/4s, 2009                                                                        61,775
         80,000  Metlife, Inc. sr. notes 6 1/8s, 2011                                                87,428
        105,000  Morgan Stanley Dean Witter & Co. sr.
                 notes 6 3/4s, 2011                                                                 117,658
        185,000  National City Bank bonds 4 5/8s, 2013                                              182,596
         80,000  National City Bank sub. notes Ser. BKNT,
                 6 1/4s, 2011                                                                        87,363
         50,000  Nationwide Financial Services, Inc.
                 notes 5 5/8s, 2015                                                                  51,997
         60,000  Nationwide Mutual Insurance Co. 144A
                 notes 8 1/4s, 2031                                                                  74,383
        395,000  NB Capital Trust IV company guaranty 8
                 1/4s, 2027                                                                         454,955
         70,000  Nordea Bank Finland PLC sub. notes 6
                 1/2s, 2009 (Finland)                                                                77,322
         75,000  OneAmerica Financial Partners, Inc. 144A
                 bonds 7s, 2033                                                                      76,983
        255,000  PNC Funding Corp. bonds 5 1/4s, 2015                                               258,848
        140,000  Popular North America, Inc. sub. notes 3
                 7/8s, 2008                                                                         139,921
        155,000  Principal Life Global Funding I 144A
                 sec. notes 5 1/4s, 2013                                                            159,181
         90,000  Protective Life Corp. notes 4.3s, 2013                                              86,038
         65,000  Prudential Financial, Inc. notes Ser.
                 MTNB, 4 1/2s, 2013                                                                  62,793
        235,000  Prudential Insurance Co. 144A notes
                 8.3s, 2025                                                                         298,909
        100,000  Rabobank Capital Funding II 144A bonds
                 5.26s, 2049                                                                        100,882
         50,000  Royal Bank of Scotland Group PLC FRB
                 7.648s, 2049 (United Kingdom)                                                       59,644
         85,000  Royal Bank of Scotland Group PLC FRN 7
                 3/8s, 2049 (United Kingdom)                                                         90,193
         85,000  Simon Property Group LP 144A notes 5
                 5/8s, 2014                                                                          87,094
        175,000  St. Paul Co., Inc. (The) sr. notes 5
                 3/4s, 2007                                                                         185,034
        115,000  State Street Capital Trust II FRN
                 2.211s, 2008                                                                       115,619
        245,000  Sun Life Canada Capital Trust 144A
                 company guaranty 8.526s, 2049                                                      282,134
        135,000  Suncorp-Metway, Ltd. 144A FRB 3 1/2s,
                 2013 (Australia)                                                                   132,585
         55,000  Travelers Property Casualty Corp. sr.
                 notes 3 3/4s, 2008                                                                  55,413
        310,000  UBS AG/Jersey Branch FRN 4.91s, 2008
                 (United Kingdom)                                                                   322,400
        160,000  UBS Preferred Funding Trust I FRB
                 8.622s, 2049                                                                       193,167
        120,000  Vornado Realty Trust notes 4 3/4s, 2010                                            120,022
        245,000  Wachovia Corp. sub. notes 5 1/4s, 2014                                             250,449
        140,000  Westpac Capital Trust III 144A sub.
                 notes FRN 5.819s, 2049                                                             146,362
         65,000  XL Capital Europe PLC company guaranty 6
                 1/2s, 2012 (United Kingdom)                                                         71,416
                                                                                              -------------
                                                                                                 17,447,413

Health Care (0.1%)
-----------------------------------------------------------------------------------------------------------
        295,000  American Home Products Corp. notes
                 6.95s, 2011                                                                        328,037
         85,000  Bayer Corp. 144A FRB 6.2s, 2008                                                     91,236
        105,000  Hospira, Inc. notes 4.95s, 2009                                                    107,642
                                                                                              -------------
                                                                                                    526,915

Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
         55,000  Computer Associates International, Inc.
                 sr. notes Ser. B, 6 3/8s, 2005                                                      56,238
         65,000  Fiserv, Inc. notes 4s, 2008                                                         65,767
         40,000  Motorola, Inc. notes 7 5/8s, 2010                                                   46,809
        125,000  Motorola, Inc. notes 4.608s, 2007                                                  128,430
         85,000  SunGard Data Systems, Inc. bonds 4 7/8s,
                 2014                                                                                83,471
                                                                                              -------------
                                                                                                    380,715

Transportation (0.2%)
-----------------------------------------------------------------------------------------------------------
          4,130  Continental Airlines, Inc. pass-through
                 certificates Ser. 97-4A, 6.9s, 2018                                                  3,986
         88,811  Continental Airlines, Inc. pass-through
                 certificates Ser. 98-1A, 6.648s, 2017                                               83,038
        180,000  Continental Airlines, Inc. pass-through
                 certificates Ser. 98-2, 6.32s, 2008                                                175,477
        115,000  CSX Corp. notes 6 3/4s, 2011                                                       127,693
         50,000  CSX Corp. notes 6 1/4s, 2008                                                        54,204
        155,000  FedEx Corp. notes 2.65s, 2007                                                      152,604
        150,000  Norfolk Southern Corp. notes 7.05s, 2037                                           169,562
        150,000  Norfolk Southern Corp. sr. notes 6 3/4s,
                 2011                                                                               168,466
         25,618  Northwest Airlines Corp. pass-through
                 certificates Ser. 99-2A, 7.575s, 2019                                               25,508
        150,000  Union Pacific Corp. notes 7 3/8s, 2009                                             171,410
         60,000  Union Pacific Corp. notes 6 5/8s, 2008                                              65,307
                                                                                              -------------
                                                                                                  1,197,255

Utilities & Power (0.8%)
-----------------------------------------------------------------------------------------------------------
         50,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                        52,038
        115,000  AEP Texas North Co. sr. notes Ser. B, 5
                 1/2s, 2013                                                                         119,549
         30,000  American Electric Power Co., Inc. notes
                 Ser. A, 6 1/8s, 2006                                                                31,451
        195,000  Arizona Public Services Co. notes 6
                 1/2s, 2012                                                                         216,484
         75,000  Carolina Power & Light Co. 1st mtge. 6
                 1/8s, 2033                                                                          78,494
         25,000  CenterPoint Energy Resources Corp. debs.
                 8.9s, 2006                                                                          27,879
        140,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                       162,423
        160,000  Cleveland Electric Illuminating Co.
                 (The) sr. notes 5.65s, 2013                                                        165,562
        250,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                         257,332
         90,000  Consumers Energy Co. bonds 6 1/4s, 2006                                             94,882
        105,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                                 105,402
         50,000  Dominion Resources, Inc. notes 5 1/8s,
                 2009                                                                                52,029
        100,000  Dominion Resources, Inc. sr. notes 8
                 1/8s, 2010                                                                         118,490
          5,000  Dominion Resources, Inc. unsub. notes
                 5.7s, 2012                                                                           5,258
        120,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                         123,171
        325,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                         382,513
        240,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011 (S)                                                                    271,142
        115,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033                                                                        120,550
         50,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                          50,100
         60,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                    63,850
        205,000  Kinder Morgan, Inc. sr. notes 6 1/2s,
                 2012                                                                               224,568
        235,000  Monongahela Power Co. 1st mtge. 5s, 2006                                           243,152
         55,000  National Fuel Gas Co. notes 5 1/4s, 2013                                            56,326
        110,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                126,500
        170,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010                                                                       200,895
        245,000  Northern States Power Co. mtge. Ser. B,
                 8s, 2012                                                                           299,303
         20,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                          23,532
        245,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                         271,228
        125,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                        126,181
         65,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                          64,409
         45,000  Pacific Gas & Electric Co. 1st. mtge.
                 4.2s, 2011                                                                          44,415
        110,000  PacifiCorp Sinking Fund 1st mtge. 5.45s,
                 2013                                                                               115,809
        100,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                            104,704
         65,000  Potomac Edison Co. 1st mtge. 8s, 2024                                               66,478
        153,050  Power Receivable Finance LLC 144A sr.
                 notes 6.29s, 2012                                                                  162,616
         75,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                       84,046
        205,000  Progress Energy, Inc. sr. notes 6.05s,
                 2007                                                                               216,882
         60,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                    60,660
        165,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                             178,947
         60,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                          67,114
         55,000  Rochester Gas & Electric notes 6 3/8s,
                 2033                                                                                58,672
         90,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                            93,538
        125,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                           127,136
         70,000  Tampa Electric Co. notes 6 7/8s, 2012                                               78,581
         15,000  Westar Energy, Inc. 1st mtge. 6s, 2014                                              16,121
         90,000  Western Energy, Inc. sr. notes Ser. *, 7
                 1/8s, 2009                                                                          99,434
         70,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                          77,597
        113,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         128,720
                                                                                              -------------
                                                                                                  5,916,163
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $45,601,988)                            $47,421,542

Asset-backed securities (6.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,398,000  Aames Mortgage Trust Ser. 03-1, Class A,
                 Interest Only (IO), 6s, 2005                                                       $47,327
         87,952  Aames Mortgage Trust 144A Ser. 03-1N,
                 Class A, 7 1/2s, 2033                                                               87,866
      1,862,016  ABFS Mortgage Loan Trust Ser. 02-2,
                 Class A, IO, 10s, 2033                                                              44,124
        644,000  Ace Securities Corp. Ser. 03-FM1, Class
                 A, IO, 4 1/2s, 2005                                                                 25,116
         96,371  Advanta Mortgage Loan Trust Ser. 00-1,
                 Class A4, 8.61s, 2028                                                               99,805
                 Aegis Asset Backed Securities Trust 144A
         98,780  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                  98,224
        136,000  Ser. 04-4N, Class Note, 5s, 2034                                                   135,949
        581,373  AFC Home Equity Loan Trust Ser. 99-2,
                 Class 1A, 2 1/4s, 2029                                                             581,373
      1,340,000  American Express Credit Account Master
                 Trust 144A Ser. 04-C, Class C, 2.26s,
                 2012                                                                             1,340,209
         55,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-IAN, Class 1A, 2s, 2034                                                          55,000
                 Ameriquest Mortgage Securities, Inc.
      4,894,375  Ser. 02-3, Class S, IO, 6s, 2032                                                   128,477
        742,405  Ser. 03-12, Class S, IO, 5s, 2006                                                   35,960
        796,376  Ser. 03-6, Class S, IO, 5s, 2033                                                    26,784
        575,087  Ser. 03-8, Class S, IO, 5s, 2006                                                    25,131
        190,000  Ameriquest Mortgage Securities, Inc.
                 144A Ser. 04-RN9, 4.85s, 2034                                                      189,996
                 Amortizing Residential Collateral Trust
        550,455  Ser. 01-BC6, Class A, IO, 6s, 2004                                                   2,379
        256,364  Ser. 02-BC1, Class A, IO, 6s, 2005                                                   6,193
        433,636  Ser. 02-BC10, Class A, IO, 6s, 2004                                                  6,185
        821,818  Ser. 02-BC3, Class A, IO, 6s, 2005                                                  19,807
      2,727,273  Ser. 02-BC8, Class A, IO, 6s, 2004                                                  11,789
        708,364  Ser. 02-BC9, Class A, IO, 6s, 2004                                                   6,587
                 AQ Finance NIM Trust 144A
         46,069  Ser. 03-N7A, Class Note, 9.07s, 2033                                                46,199
         24,605  Ser. 03-N9A, Class Note, 7.385s, 2033                                               24,728
         16,512  Arc Net Interest Margin Trust Ser. 02-2,
                 Class A, 7 3/4s, 2032                                                               16,485
        137,110  Arcap REIT, Inc. 144A Ser. 04-1A, Class
                 E, 6.42s, 2039                                                                     139,916
         27,607  Argent NIM Trust Ser. 03-N8, Class A,
                 5.56s, 2034                                                                         27,607
                 Argent NIM Trust 144A
         34,300  Ser. 03-N6, Class A, 6.4s, 2034                                                     34,386
         89,825  Ser. 04-WN2, Class A, 4.55s, 2034                                                   89,600
         87,522  Ser. 04-WN4, Class A, 4.459s, 2034                                                  96,857
         82,000  Ser. 04-WN9, Class A, 5 3/4s, 2034                                                  81,997
                 Asset Backed Funding Corp. NIM Trust
                 144A
         35,097  Ser. 03-OPT1, Class Note, 6.9s, 2033                                                35,097
         24,892  Ser. 03-WF1, Class N1, 8.35s, 2032                                                  24,892
        131,714  Ser. 04-0PT1, Class N1, 4.55s, 2033                                                130,932
        189,738  Ser. 04-AHL1, Class Note, 5.6s, 2033                                               189,731
        216,000  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                           215,290
                 Asset Backed Securities Corp. Home
                 Equity Loan Trust
        955,790  Ser. 03-HE5, Class A, IO, 4s, 2033                                                  34,676
         80,433  FRB Ser. 04-HE1, Class A3, 2.16s, 2034                                              80,436
        111,784  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 2.511s, 2033                                                 112,448
        130,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.79s, 2011                                                              132,473
                 Bayview Financial Acquisition Trust
        167,497  Ser. 02-CA, Class A, IO, 0.78s, 2004                                                   639
      1,522,110  Ser. 03-DA, IO, 4s, 2006                                                            47,090
      1,255,274  Ser. 03-E, Class A, IO, 4s, 2006                                                    47,962
      5,003,270  Ser. 03-X, Class A, IO, 0.89s, 2006                                                 80,032
      4,445,078  Ser. 04-A, Class A, IO, 3 1/2s, 2006                                               183,359
        683,452  Ser. 04-B, Class A1, 2.34s, 2039                                                   683,452
        569,000  FRB Ser. 03-G, Class A1, 2.44s, 2039                                               569,000
        489,184  FRN Ser. 03-F, Class A, 2.34s, 2043                                                489,719
     12,925,572  Ser. 03-Z, Class A, IO, 0.604s, 2005                                                41,234
                 Bayview Financial Asset Trust 144A
      2,788,309  Ser. 03-CA, Class A, IO, 4s, 2005                                                   97,208
        186,756  FRB Ser. 03-SSRA, Class A, 2.54s, 2038                                             187,466
        186,756  FRB Ser. 03-SSRA, Class M, 3.19s, 2038                                             186,756
                 Bear Stearns Alternate Trust
        717,000  Ser. 04-11, Class 2A2, 5.158s, 2034                                                731,900
        238,518  Ser. 04-9, Class 1A1, 5.147s, 2007                                                 244,193
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        194,692  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                           194,083
        237,912  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   237,615
        128,239  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   128,078
                 Bear Stearns Asset Backed Securities,
                 Inc.
        931,200  Ser. 03-AC1, Class A, IO, 5s, 2005                                                  36,091
      1,192,000  Ser. 03-AC4, Class A, IO, 5s, 2006                                                  59,904
        238,000  FRB Ser. 03-3, Class A2, 2.43s, 2043                                               238,000
        215,343  FRN Ser. 03-1, Class A1, 2.34s, 2042                                               215,343
         60,000  Capital One Multi-Asset Execution Trust
                 FRB Ser. 02-C1, Class C1, 4.51s, 2010                                               63,356
         82,000  CARMAX Auto Owner Trust Ser. 04-2, Class
                 D, 2.65s, 2011                                                                      81,989
                 CARSSX Finance, Ltd. 144A
        100,000  FRB Ser. 04-AA, Class B3, 5.11s, 2011
                 (Cayman Islands)                                                                   100,050
        100,000  FRB Ser. 04-AA, Class B4, 7.26s, 2011
                 (Cayman Islands)                                                                   100,050
        315,000  CDO Repackaging Trust Series 144A FRB
                 Ser. 03-2, Class A, 6.01s, 2008                                                    326,025
                 Centex Home Equity
        953,234  Ser. 03-B, Class A, IO, 4.576s, 2006                                                46,188
      2,908,750  Ser. 04-C, Class A, IO, 3 1/2s, 2006                                                89,342
                 Chase Funding Net Interest Margin 144A
         10,835  Ser. 03-3A, Class Note, 6 7/8s, 2036                                                10,876
         31,259  Ser. 03-5A, Class Note, 5 3/4s, 2034                                                31,365
         58,183  Ser. 03-C1A, Class Note, 6 3/4s, 2036                                               58,404
        130,000  Citibank Credit Card Issuance Trust FRN
                 Ser. 01-C1, Class C1, 2.68s, 2010                                                  131,965
                 Conseco Finance Securitizations Corp.
      1,096,000  Ser. 00-4, Class A6, 8.31s, 2032                                                   953,520
        217,000  Ser. 00-5, Class A6, 7.96s, 2032                                                   185,752
        555,000  Ser. 01-04, Class A4, 7.36s, 2033                                                  573,593
      1,123,000  Ser. 01-1, Class A5, 6.99s, 2032                                                 1,072,465
        480,000  Ser. 01-3, Class A4, 6.91s, 2033                                                   480,288
        285,814  Ser. 01-4, Class B1, 9.4s, 2033                                                     42,872
        766,358  Ser. 02-1, Class A, 6.681s, 2033                                                   796,779
        370,000  Ser. 02-1, Class M2, 9.546s, 2033                                                  166,500
        783,025  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                               220,578
      1,752,696  Conseco Recreational Enthusiast Consumer
                 Trust Ser. 01-A, Class AP, IO, 5s, 2025                                              2,454
        383,000  Consumer Credit Reference IDX Securities
                 FRB Ser. 02-1A, Class A, 3.919s, 2007                                              388,462
                 Countrywide Asset Backed Certificates
                 144A
         33,140  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                 33,233
        121,753  Ser. 04-1NIM, Class Note, 6s, 2034                                                 122,058
        567,515  Ser. 04-6N, Class N1, 6 1/4s, 2035                                                 566,806
        136,935  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                             136,507
         13,408  Credit-Based Asset Servicing and
                 Securitization 144A Ser. 03-CB2N, Class
                 Note, 8.35s, 2033                                                                   13,420
        188,000  Crest, Ltd. 144A Ser. 03-2A, Class D2,
                 6.723s, 2038                                                                       194,815
        123,954  Finance America NIM Trust 144A Ser.
                 04-1, Class A, 5 1/4s, 2034                                                        124,008
                 First Franklin Mortgage Loan Asset
                 Backed Certificates
      1,210,541  Ser. 03-FF3, Class A, IO, 6s, 2005                                                  23,262
      1,009,273  Ser. 03-FFB, Class A, IO, 6s, 2005                                                  34,995
                 First Franklin NIM Trust 144A
         30,586  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                 30,467
         82,184  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                 81,954
        153,901  Ser. 04-FF7A, Class A, 5s, 2034                                                    154,239
        107,566  First Plus Home Loan Trust Ser. 97-3,
                 Class B1, 7.79s, 2023                                                              107,633
        270,000  Ford Credit Auto Owner Trust Ser. 04-A,
                 Class C, 4.19s, 2009                                                               272,742
                 Fremont NIM Trust 144A
        154,454  Ser. 04-A, Class Note, 4 3/4s, 2034                                                153,991
         96,996  Ser. 04-B, Class Note, 4.703s, 2034                                                 96,996
        111,000  G-Force CDO, Ltd. 144A Ser. 03-1A, Class
                 E, 6.58s, 2038                                                                     112,093
        241,480  GE Capital Credit Card Master Note Trust
                 FRB Ser. 04-2, Class C, 2.339s, 2010                                               241,480
         50,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 4, 5.091s, 2015
                 (Cayman Islands)                                                                    50,375
                 Granite Mortgages PLC FRB
        130,000  Ser. 04-2, Class 1C, 2.61s, 2044 (United
                 Kingdom)                                                                           130,000
        194,000  Ser. 04-1, Class 1C, 2.81s, 2044                                                   194,818
        310,000  Ser. 01-1, Class 1C, 3.03s, 2041 (United
                 Kingdom)                                                                           311,066
        160,000  Ser. 02-1, Class 1C, 2.93s, 2042 (United
                 Kingdom)                                                                           162,512
        130,000  Ser. 02-2, Class 1C, 2.88s, 2043 (United
                 Kingdom)                                                                           132,080
                 Green Tree Financial Corp.
        275,506  Ser. 97-4, Class A7, 7.36s, 2029                                                   297,977
         73,999  Ser. 97-6, Class A8, 7.07s, 2016                                                    77,572
        122,375  Ser. 97-6, Class A9, 7.55s, 2029                                                   133,891
        222,373  Ser. 97-7, Class A8, 6.86s, 2029                                                   237,939
         39,973  Ser. 99-3, Class A5, 6.16s, 2031                                                    40,610
      1,480,000  Ser. 99-5, Class A5, 7.86s, 2030                                                 1,325,506
        339,552  Greenpoint Manufactured Housing Ser.
                 00-3, Class IA, 8.45s, 2031                                                        337,888
        454,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                        448,106
                 GSAMP Trust 144A
         31,221  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                              31,128
        107,361  Ser. 04, Class Note, 5 1/2s, 2032                                                  107,264
        105,330  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                             105,221
         67,792  Ser. 04-HE1N, Class N1, 5s, 2034                                                    67,670
        679,000  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                               679,305
        197,000  Ser. 04-NIM1, Class N2, zero %, 2034                                               145,747
        114,156  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                             114,156
        535,206  High Income Trust Securities 144A FRB
                 Ser. 03-1A, Class A, 2.21s, 2036                                                   516,474
         92,000  Holmes Financing PLC FRB Ser. 8, Class
                 2C, 2.32s, 2040 (United Kingdom)                                                    92,230
                 Holmes Financing PLC FRB
      1,390,000  Ser. 1, Class 2C, 2 3/4s, 2040 (United
                 Kingdom)                                                                         1,384,718
        110,000  Ser. 4, Class 3C, 2.9s, 2040 (United
                 Kingdom)                                                                           111,408
        210,000  Ser. 5, Class 2C, 2.59s, 2040 (United
                 Kingdom)                                                                           210,588
                 Home Equity Asset Trust 144A
         27,432  Ser. 03-4N, Class A, 8s, 2033                                                       27,637
         60,140  Ser. 03-5N, Class A, 7 1/2s, 2034                                                   60,441
         46,521  Ser. 03-6N, Class A, 6 1/2s, 2034                                                   46,637
         62,551  Ser. 03-7N, Class A, 5 1/4s, 2034                                                   62,551
        115,324  Ser. 04-1N, Class A, 5s, 2034                                                      115,036
        136,000  Ser. 04-3N, Class A, 5s, 2034                                                      135,490
         54,000  Hyundai Auto Receivables Trust Ser.
                 04-A, Class D, 4.1s, 2011                                                           54,196
        460,000  LNR CDO, Ltd. FRB Ser. 02-1A, Class FFL,
                 4.59s, 2037 (Cayman Islands)                                                       448,408
        270,000  LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class
                 EFL, 4.833s, 2036 (Cayman Islands)                                                 284,472
                 Long Beach Asset Holdings Corp. 144A
         98,905  Ser. 04-2, Class N1, 4.94s, 2034                                                    98,905
        257,423  Ser. 04-5, Class Note, 5s, 2034                                                    257,989
         25,760  Long Beach Asset Holdings Corp. NIM
                 Trust 144A Ser. 03-4, Class N1, 6.535s,
                 2033                                                                                25,760
                 Long Beach Mortgage Loan Trust
      3,810,000  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                              230,981
      1,905,000  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                              115,491
                 Madison Avenue Manufactured Housing
                 Contract
     17,848,856  Ser. 02-A IO, 0.3s, 2032                                                           200,800
        338,443  FRB Ser. 02-A, Class B1, 5.09s, 2032                                               186,144
        265,895  Marriott Vacation Club Owner Trust 144A
                 FRB Ser. 02-1A, Class A1, 2.511s, 2024                                             268,469
        100,845  Master Asset Backed Securities NIM Trust
                 144A Ser. 04-CI3, Class N1, 4.45s, 2034                                            100,841
        688,807  Merit Securities Corp. FRB Ser. 11PA,
                 Class 3A1, 2.26s, 2027                                                             657,650
         55,000  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 04-WMC3, Class B3, 4.545s, 2035                                                52,250
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
         62,342  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                62,575
         51,565  Ser. 04-FM1N, Class N1, 5s, 2035                                                    51,147
         48,446  Ser. 04-HE1N, Class N1, 5s, 2006                                                    48,252
        141,443  Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                               140,735
         74,740  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                74,553
        205,870  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                               204,841
         73,555  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                        74,485
        100,288  MMCA Automobile Trust Ser. 02-1, Class
                 B, 5.37s, 2010                                                                     100,288
                 Morgan Stanley ABS Capital I 144A
         37,396  Ser. 03-NC8N, Class Note, 7.6s, 2033                                                37,525
         32,940  Ser. 03-NC9N, Class Note, 7.6s, 2033                                                33,104
         62,061  Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                              62,274
         27,000  Morgan Stanley Auto Loan Trust Ser.
                 04-HB2, Class D, 3.59s, 2012                                                        27,000
                 Morgan Stanley Auto Loan Trust 144A
        108,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                                 107,730
         65,000  Ser. 04-HB2, Class E, 5s, 2012                                                      62,644
                 Morgan Stanley Dean Witter Capital I
        217,000  FRN Ser. 01-NC3, Class B1, 4.29s, 2031                                             215,401
        128,000  FRN Ser. 01-NC4, Class B1, 4.34s, 2032                                             126,380
        138,000  Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
                 Class A1, 1.65s, 2015                                                              138,883
        187,000  New Century Home Equity Loan Trust Ser.
                 03-5, Class AI7, 5.15s, 2033                                                       187,761
                 New Century Mortgage Corp. NIM Trust
                 144A
         49,996  Ser. 03-5, Class Note, 8s, 2033                                                     50,386
         50,056  Ser. 03-B, Class Note, 6 1/2s, 2033                                                 50,236
         67,000  Newcastle CDO, Ltd. 144A FRB Ser. 3A,
                 Class 4FL, 5.04s, 2038                                                              67,503
        116,886  Nomura Asset Acceptance Corp. 144A Ser.
                 04-R2, Class PT, IO, 10.107s, 2034                                                 131,753
                 Novastar NIM Trust 144A
         82,860  Ser. 04-N1, Class Note, 4.458s, 2034                                                82,860
        322,703  Ser. 04-N2, Class Note, 4.458s, 2034                                               322,703
        763,186  Oakwood Mortgage Investors, Inc. Ser.
                 02-C, Class A1, 5.41s, 2032                                                        686,181
         79,000  Oceanstar 144A FRB Ser. 04, Class D,
                 3.91s, 2034                                                                         79,000
         37,647  Option One Mortgage Securities Corp. NIM
                 Trust 144A Ser. 03-5, Class Note, 6.9s,
                 2033                                                                                37,835
         55,000  Origen Manufactured Housing Ser. 04-B,
                 Class A2, 3.79s, 2017                                                               54,745
         95,000  Park Place Securities NIM Trust 144A
                 Ser. 04-WCW2, Class D, 7.387s, 2034                                                 95,000
         65,000  Park Place Securities, Inc. 144A Ser.
                 04-MCWN1, Class A, 4.458s, 2034                                                     65,000
                 Pass-Through Amortizing Credit Card
                 Trust
         48,315  Ser. 02-1A, Class A3FL, 4.788s, 2012                                                48,435
         76,574  Ser. 02-1A, Class A4FL, 7.288s, 2012                                                76,762
                 People's Choice Net Interest Margin Note
                 144A
        407,000  Ser. 04-2, Class A, 5s, 2034                                                       407,915
         50,000  Ser. 04-2, Class B, 5s, 2034                                                        45,300
                 Permanent Financing PLC FRB
        110,000  Ser. 1, Class 3C, 3.063s, 2042 (United
                 Kingdom)                                                                           111,056
        160,000  Ser. 3, Class 3C, 3.013s, 2042 (United
                 Kingdom)                                                                           162,176
                 Pillar Funding PLC 144A
        275,000  FRB Ser. 04-1A, Class C1, 2.88s, 2011
                 (United Kingdom)                                                                   274,922
        109,000  FRB Ser. 04-2A, Class C, 2.49s, 2011
                 (United Kingdom)                                                                   109,000
                 Providian Gateway Master Trust 144A
        120,000  Ser. 04-DA, Class D, 4.4s, 2011                                                    119,644
        147,000  FRB Ser. 04-AA, Class D, 3.61s, 2011                                               147,323
        270,000  FRN Ser. 04-BA, Class D, 3.16s, 2010                                               270,949
        141,680  Re NIM Trust 144A Ser. 04-A, 4.45s, 2034                                           139,668
      3,982,975  Renaissance Home Equity Loan Trust Ser.
                 03-4, Class S, IO, 3s, 2006                                                         26,628
      1,641,865  Residential Asset Mortgage Products,
                 Inc. Ser. 03-RZ3, Class A, IO, 4 1/2s,
                 2005                                                                                55,669
        368,750  Residential Asset Securities Corp. Ser.
                 02-KS6, Class AIO, IO, 4 1/2s, 2005                                                  5,974
      2,152,531  Residential Funding Mortgage Securities
                 II Ser. 03-HS1, Class AI, IO, 5 1/2s,
                 2033                                                                                78,998
         60,610  SAIL Net Interest Margin Notes Ser.
                 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                            60,543
                 SAIL Net Interest Margin Notes 144A
         53,915  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                    53,845
         34,020  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            33,767
         28,633  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            28,420
         35,398  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            35,220
         94,343  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            93,852
         47,954  Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                 47,815
        255,506  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                   255,506
        400,736  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           400,135
         60,000  Ser. 04-4A, Class B, 7 1/2s, 2034
                 (Cayman Islands)                                                                    55,314
        144,109  Ser. 04-5A, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                   143,897
        164,949  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                   164,720
        203,597  Ser. 04-8A, Class A, 5s, 2034                                                      203,597
         80,372  Ser. 04-8A, Class B, 6 3/4s, 2034                                                   78,567
         71,723  Ser. 04-BNCA, Class A, 5s, 2034                                                     71,617
          5,072  Sasco Arc Net Interest Margin Notes Ser.
                 02-BC10, Class A, 7 3/4s, 2033                                                       5,026
                 Sasco Arc Net Interest Margin Notes 144A
          6,653  Ser. 03-3, Class A, 7 3/4s, 2033                                                     6,620
         15,811  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                            15,807
         11,893  Ser. 03-AM1, Class A, 7 3/4s, 2033                                                  11,835
         38,835  Sharp SP I, LLC Net Interest Margin
                 Trust Ser. 03-NC1N, Class N, 7 1/4s,
                 2033                                                                                38,980
                 Sharp SP I, LLC Net Interest Margin
                 Trust 144A
        154,908  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                154,908
         13,855  Ser. 03-HS1N, Class N, 7.48s, 2033                                                  13,898
         15,283  Ser. 03-TC1N, Class N, 7.45s, 2033                                                  15,283
         84,087  Ser. 03-HE1N, 6.9s, 2033                                                            84,508
         95,697  Ser. 04-HE1N, Class Note, 4.94s, 2034                                               95,339
         50,250  Ser. 04-HS1N, Class Note, 5.92s, 2034                                               50,250
         67,188  Ser. 04-4N, Class Note, 6.65s, 2034                                                 66,617
         55,000  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                 54,997
                 Structured Asset Investment Loan Trust
      1,649,997  Ser. 03-BC10, Class A, IO, 6s, 2005                                                 48,045
      5,265,754  Ser. 03-BC11, Class A, IO, 6s, 2005                                                152,988
      1,059,283  Ser. 03-BC12, Class A, IO, 6s, 2005                                                 28,666
      3,168,571  Ser. 03-BC13, Class A, IO, 6s, 2005                                                 85,746
      2,066,549  Ser. 03-BC2, Class A, IO, 6s, 2005                                                  60,104
      1,671,273  Ser. 03-BC3, Class A, IO, 6s, 2004                                                   7,224
        561,456  Ser. 03-BC4, Class A, IO, 6s, 2004                                                   5,221
      1,025,452  Ser. 03-BC5, Class A, IO, 6s, 2004                                                   9,536
      2,806,905  Ser. 03-BC6, Class A, IO, 6s, 2005                                                  53,938
        761,335  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  29,576
        918,000  Ser. 03-BC9, Class A, IO, 6s, 2005                                                  22,175
      4,157,245  Ser. 04-1, Class A, IO, 6s, 2005                                                   181,936
      4,175,467  Ser. 04-3, Class A, IO, 6s, 2005                                                   223,711
      1,370,760  Structured Adjustable Rate Mortgage Loan
                 Ser. 04-6, Class 1A, 4.435s, 2034                                                1,392,815
                 Structured Adjustable Rate Mortgage Loan
                 Trust
        876,000  Ser. 04-14, Class 1A, 5.129s, 2034                                                 895,438
        652,056  Ser. 04-12, Class 1A2, 4.977s, 2034                                                666,525
        341,272  Ser. 04-10, Class 1A1, 4.975s, 2034                                                348,311
         49,875  Ser. 04-8, Class 1A3, 4.737s, 2034                                                  50,638
                 Structured Asset Securities Corp.
        260,532  Ser. 03-40A, Class 1A, 5.002s, 2034                                                266,323
        244,668  Ser. 04-8, Class 1A1, 4.737s, 2034                                                 249,285
        491,728  Ser. 03-26A, Class 2A, 4.578s, 2033                                                499,832
        988,364  Ser. 02-BC1, Class A, IO, 6s, 2004                                                   9,191
      1,109,818  Ser. 02-HF2, Class A, IO, 6s, 2004                                                   4,797
                 Structured Asset Securities Corp. 144A
        323,000  FRB Ser. 03-NP2, Class A2, 2.39s, 2032                                             322,546
        111,086  FRN Ser. 03-NP3, Class A1, 2.34s, 2033                                             111,086
        394,000  Terwin Mortgage Trust FRB Ser. 04-5HE,
                 Class A1B, 2.035s, 2035                                                            393,569
        184,000  TIAA Commercial Real Estate
                 Securitization 144A Ser. 03-1A, Class E,
                 8s, 2038                                                                           174,690
      1,856,363  Wells Fargo Home Equity Trust Ser. 04-1,
                 Class A, IO, 6s, 2005                                                              101,861
                 Wells Fargo Home Equity Trust 144A
         96,765  Ser. 04-1N, Class A, 5s, 2034                                                       96,419
        410,000  Ser. 04-2, Class N1, 4 1/2s, 2034                                                  409,976
        109,000  Ser. 04-2, Class N2, 8s, 2034                                                      103,550
        134,000  Westo Ser. 04-3, Class D, 4.07s, 2012                                              134,281
         50,352  Whole Auto Loan Trust Ser. 03-1, Class
                 C, 3.13s, 2010                                                                      49,802
        293,496  Whole Auto Loan Trust 144A Ser. 03-1,
                 Class D, 6s, 2010                                                                  293,634
                                                                                              -------------
                 Total Asset-backed securities  (cost $45,083,054)                              $43,870,641

Collateralized mortgage obligations (4.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,497,000  Banc of America Commercial Mortgage,
                 Inc. 144A FRB Ser. 04-4, IO, 0.526s,
                 2019                                                                               $81,603
                 Banc of America Large Loan 144A
        135,000  FRN Ser. 02-FL2A, Class L1, 4.696s, 2014                                           135,136
     14,437,413  Ser. 03-BBA2, Class X1A, IO, 0.806s,
                 2015                                                                                96,250
        260,000  Banc of America Structured Security
                 Trust 144A Ser. 02-X1, Class A3, 5.436s,
                 2033                                                                               273,279
      2,363,598  Bayview Commercial Asset Trust 144A Ser.
                 04-2, IO, 0.72s, 2034                                                              192,412
                 Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A
        130,000  Ser. 04-ESA, Class K, 4.258s, 2016                                                 130,000
        100,000  Ser. 04-HS2A, Class G, 3.158s, 2016                                                100,000
        245,884  Chase Commercial Mortgage Securities
                 Corp. Ser. 00-1, Class A1, 7.656s, 2032                                            252,880
                 Chase Commercial Mortgage Securities
                 Corp. 144A
        580,000  Ser. 98-1, Class F, 6.56s, 2030                                                    633,824
        148,000  Ser. 98-1, Class G, 6.56s, 2030                                                    157,250
        490,500  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, Class A3, 6.57s, 2030                                                 525,142
                 CS First Boston Mortgage Securities
                 Corp. 144A
        137,000  FRB Ser. 03-TF2A, Class L, 5.76s, 2014                                             136,111
      8,095,508  Ser. 04-C3, Class AX, IO, 0.089s, 2036                                             136,288
        577,000  DLJ Commercial Mortgage Corp. 144A Ser.
                 99-CG2, Class B3, 6.1s, 2032                                                       613,443
        120,000  DLJ Mortgage Acceptance Corp. 144A Ser.
                 97-CF1, Class A3, 7.76s, 2030                                                      130,522
                 Fannie Mae
        377,561  Ser. 04-10, Class QC, 22.14s, 2031                                                 458,756
         55,518  Ser. 02-36, Class SJ, 16.088s, 2029                                                 60,632
        491,715  Ser. 04-4, Class QM, 10.97s, 2033                                                  492,390
        295,370  Ser. 04-T3, Class PT1, 10.228s, 2044                                               341,631
        162,736  Ser. 03-W6, Class PT1, 9.415s, 2042                                                185,497
        520,609  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                 564,875
        380,340  Ser. 04-W2, Class 5A, 7 1/2s, 2044                                                 413,456
        638,430  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                692,603
        576,945  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                626,174
        444,614  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                482,499
        764,626  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                830,240
        295,937  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                320,916
        668,683  Ser. 02-W4, Class A5, 7 1/2s, 2042                                                 725,282
        112,715  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                 121,502
        130,699  Ser. 02-14, Class A2, 7 1/2s, 2042                                                 141,411
        403,330  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                434,820
        187,833  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 203,034
        768,388  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                 828,590
        248,674  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                268,822
        701,441  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                 757,446
        626,571  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                 675,824
         32,472  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                  35,013
        168,865  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                 182,547
         40,310  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                  43,562
        277,281  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                 299,537
        322,461  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 347,809
        786,855  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                 852,713
        201,624  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                 218,619
      1,967,754  Ser. 03-118, Class SF, IO, 6.26s, 2033                                             273,641
        120,290  Ser. 02-36, Class QH, IO, 6.21s, 2029                                                5,513
      1,519,873  Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                             150,087
        484,240  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                111,224
      4,803,662  Ser. 333, Class 2, IO, 5 1/2s, 2033                                              1,060,559
      6,767,589  Ser. 329, Class 2, IO, 5 1/2s, 2033                                              1,480,410
        802,928  Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                               57,643
      2,977,127  Ser. 03, Class PK, IO, 5 1/2s, 2026                                                145,135
        685,132  Ser. 343, Class 29, IO, 5s, 2033                                                   106,063
        736,805  Ser. 03-24, Class UI, IO, 5s, 2031                                                 123,041
      2,504,790  Ser. 03-W12, Class 2, IO, 2.228s, 2043                                             159,367
      8,369,985  Ser. 03-W10, Class 1, IO, 2.005s, 2043                                             452,492
      1,502,684  Ser. 03-W10, Class 3, IO, 1.987s, 2043                                              81,239
      3,273,037  Ser. 03-W6, Class 11, IO, 1.716s, 2042                                              45,315
        148,188  Ser. 03-W10, Class 1A1, 1.701s, 2032                                               147,724
        296,835  Ser. 03-W3, Class 2IO2, IO, 1.674s, 2042                                             4,200
      5,996,441  Ser. 03-W8, Class 12, IO, 1.643s, 2042                                             290,479
      3,971,274  Ser. 03-W8, Class 11, IO, 1.261s, 2042                                              29,719
      3,057,431  Ser. 03-W6, Class 21, IO, 1.182s, 2042                                              17,897
      2,153,317  Ser. 03-W17, Class 12, IO, 1.162s, 2033                                             71,272
      8,929,134  Ser. 03-T2, Class 2, IO, 1.068s, 2042                                              224,341
        785,228  Ser. 03-W3, Class 2IO1, IO, 0.675s, 2042                                            16,207
      2,572,387  Ser. 03-W6, Class 51, IO, 0.674s, 2042                                              47,709
      4,579,339  Ser. 01-T12, Class IO, 0.571s, 2041                                                 69,453
      4,973,682  Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                65,473
      9,375,472  Ser. 03-W3, Class 1, IO, 0.437s, 2042                                              113,914
      3,530,153  Ser. 02-T1, IO, 0.422s, 2031                                                        38,000
      3,666,460  Ser. 03-W6, Class 3, IO, 0.366s, 2042                                               37,969
      3,870,943  Ser. 03-W6, Class 23, IO, 0.352s, 2042                                              38,561
      3,646,449  Ser. 03-W4, Class 3A, IO, 0.273s, 2042                                              32,476
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
        361,297  Ser. T-58, Class 4A, 7 1/2s, 2043                                                  390,496
      3,836,460  Ser. T-56, Class A, IO, 1.511s, 2043                                                79,127
      2,782,940  Ser. T-56, Class 3, IO, 0.366s, 2043                                                31,308
      3,276,205  Ser. T-56, Class 1, IO, 0.267s, 2043                                                28,155
      3,232,756  Ser. T-56, Class 2, IO, 0.064s, 2043                                                11,618
      1,102,000  FFCA Secured Lending Corp. 144A Ser.
                 00-1, Class A2, 7.77s, 2027                                                      1,261,024
        590,000  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class D, 7.856s, 2039                                                     613,690
      4,272,338  First Union National Bank-Bank of
                 America Commercial Mortgage 144A Ser.
                 01-C1, Class 3, IO, 2.014s, 2033                                                   371,660
                 First Union-Lehman Brothers Commercial
                 Mortgage Trust II
        346,000  Ser. 97-C2, Class F, 7 1/2s, 2029                                                  403,631
        568,757  Ser. 97-C1, Class A3, 7.38s, 2029                                                  612,578
                 Freddie Mac
        723,667  Ser. 2763, Class SC, 21.56s, 2032                                                  884,096
        271,581  Ser. 216, Class IO, IO, 6s, 2032                                                    54,528
        826,159  Ser. 2596, Class IL, IO, 5s, 2030                                                  127,090
        265,770  Ser. 2696, PO, zero %, 2033                                                        176,868
        307,421  General Growth Properties-Mall
                 Properties Trust FRB Ser. 01-C1A, Class
                 D3, 4.01s, 2014                                                                    307,805
        239,818  GMAC Commercial Mortgage Securities,
                 Inc. Ser. 97-C2, Class A2, 6.55s, 2029                                             240,129
                 GMAC Commercial Mortgage Securities,
                 Inc. 144A
        201,000  Ser. 99-C3, Class G, 6.974s, 2036                                                  159,785
         48,327  FRN Ser. 02-FL1A, Class D, 4 1/2s, 2014                                             48,312
        501,984  Government National Mortgage Association
                 Ser. 03-114, Class SP, 14.614s, 2027                                               551,398
         75,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.01s, 2015                                                  75,094
      7,418,000  JP Morgan Chase Commercial Mortgage
                 Securities Corp. 144A Ser. 04-FL1A,
                 Class X1A, IO, 0.859s, 2019                                                         77,889
                 LB Commercial Conduit Mortgage Trust
                 144A
         90,000  Ser. 99-C1, Class F, 6.41s, 2031                                                    91,011
         97,000  Ser. 99-C1, Class G, 6.41s, 2031                                                    76,588
      3,890,077  LB-UBS Commercial Mortgage Trust 144A
                 Ser. 04-C2, Class XCL, IO, 0.147s, 2036                                            109,744
                 Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A
        137,000  FRB Ser. 04-LLFA, Class H, 2.71s, 2017                                             137,514
        123,037  FRB Ser. 03-C4, Class A, 2.35s, 2015                                               123,344
                 Merrill Lynch Mortgage Investors, Inc.
         82,000  Ser. 98-C3, Class E, 7.152s, 2030                                                   91,020
         18,910  Ser. 96-C2, Class A3, 6.96s, 2028                                                   19,973
      4,066,000  Merrill Lynch Mortgage Trust 144A Ser.
                 04-KEY2, Class X-C, IO, 0.052s, 2039                                                81,501
                 Morgan Stanley Capital I 144A
        130,000  Ser. 96-C1, Class E, 7.48s, 2028                                                   136,418
         74,000  Ser. 98-HF1, Class F, 7.18s, 2030                                                   81,423
        220,000  Ser. 04-RR, Class F5, 6s, 2039                                                     190,918
        230,000  Ser. 04-RR, Class F6, 6s, 2039                                                     191,392
        127,819  Morgan Stanley Dean Witter Capital I
                 Ser. 00-LIF2, Class A1, 6.96s, 2033                                                137,659
                 Morgan Stanley Dean Witter Capital I
                 144A
         41,201  FRB Ser. 01-XLF, Class D, 3.206s, 2013                                              41,210
         51,649  FRB Ser. 01-XLF, Class E, 3.156s, 2013                                              51,653
        124,000  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.288s, 2030                                                      137,760
                 PNC Mortgage Acceptance Corp. 144A
        490,000  Ser. 99-CM1, Class B3, 7.1s, 2032                                                  546,130
        127,000  Ser. 00-C2, Class J, 6.22s, 2033                                                   131,328
        350,000  Salomon Brothers Mortgage Securities VII
                 Ser. 96-C1, Class E, 8.402s, 2028                                                  369,012
      1,533,657  Salomon Brothers Mortgage Securities VII
                 144A Ser. 03-CDCA, Class X3CD, IO,
                 0.89s, 2015                                                                         23,669
        250,000  Starwood Asset Receivables Trust FRN
                 Ser. 02-1A, Class F, 3.175s, 2020                                                  250,475
                 STRIPS 144A
        100,000  Ser. 03-1A, Class L, 5s, 2018 (Cayman
                 Islands)                                                                            88,290
         62,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                            51,838
         41,000  Ser. 04-1A, Class L, 5s, 2018 (Cayman
                 Islands)                                                                            36,301
         61,932  TIAA Commercial Real Estate
                 Securitization Ser. 01-C1A, Class A1,
                 5.77s, 2016 (Cayman Islands)                                                        63,665
         77,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                                82,619
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $32,030,203)                  $30,546,199

Convertible preferred stocks (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         13,900  Hartford Financial Services Group, Inc.
                 (The) $3.50 cv. pfd.                                                              $849,638
          5,700  Hartford Financial Services Group, Inc.
                 (The) $3.00 cv. pfd.                                                               339,150
         25,100  Xerox Corp. 6.25% cv. pfd.                                                       3,187,700
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $3,770,431)                           $4,376,488

Convertible bonds and notes (0.1%) (a) (Cost $927,553)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $31,500  CenterPoint Energy, Inc. cv. sub notes
                 FRN 2s, 2029                                                                    $1,033,515

Municipal bonds and notes (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Rating (RAT)            Value
-----------------------------------------------------------------------------------------------------------
       $140,000  IL State G.O. Bonds, 5.1s, 6/1/33                                AA               $133,351
        120,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B,
                 AMBAC, 4.252s, 1/1/16                                            AAA               115,441
        145,000  OR State G.O. Bonds (Taxable Pension),
                 5.892s, 6/1/27                                                   AA-               153,750
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $405,000)                                  $402,542

Short-term investments (13.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $8,000,000  Wells Fargo Bank N.A.                                                           $8,000,000
     16,113,056  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        16,098,610
     71,445,394  Putnam Prime Money Market Fund (e)                                              71,445,394
                                                                                              -------------
                 Total Short-term investments  (cost $95,544,004)                               $95,544,004
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $749,665,515)(b)                                      $811,997,372
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at September 30, 2004 (Unaudited)

                              Aggregate           Delivery        Unrealized
              Value          face value               date      appreciation
----------------------------------------------------------------------------
Euro       $228,414            $222,498           12/15/04            $5,916
----------------------------------------------------------------------------


Futures contracts outstanding at September 30, 2004 (Unaudited)
----------------------------------------------------------------------------
                                                                  Unrealized
                                        Aggregate  Expiration   appreciation/
                              Value    face value        date  (depreciation)
----------------------------------------------------------------------------
U.S. Treasury Note
10 yr (Long)            $38,405,125   $38,038,421      Dec-04       $366,704
U.S. Treasury Note
5 yr (Short)             18,716,750    18,587,044      Dec-04       (129,706)
CBT Interest Rate Swap
10 yr (Long)             16,723,250    16,423,977      Dec-04        299,273
S&P 500 Index (Shor       7,525,575     7,556,861      Dec-04         31,286
U.S. Treasury Bond
(Long)                    5,162,063     5,043,892      Dec-04        118,171
U.S. Treasury Note
5 yr (Long)               1,218,250     1,216,866      Dec-04          1,384
Euro 90 day (Long)        1,953,900     1,955,931      Dec-04         (2,031)
Euro 90 day (Long)          487,200       488,559      Mar-05         (1,359)
Euro 90 day (Long)          486,100       486,559      Jun-05           (459)
Euro 90 day (Long)          484,950       484,784      Sep-05            166
Euro 90 day (Long)          483,750       483,259      Dec-05            491
----------------------------------------------------------------------------
                                                                    $683,920
----------------------------------------------------------------------------


TBA sale commitments outstanding at September 30, 2004 (Unaudited) (proceeds receivable $45,068,256)

                                    Principal     Settlement
Agency                                 amount           date           Value
----------------------------------------------------------------------------
FNMA, 6 1/2s, November 1, 2034     $5,900,000     11/15/2004      $6,173,797
FNMA, 6 1/2s, October 1, 2034      20,800,000     10/14/2004      21,814,000
FNMA, 6s, October 1, 2034          13,300,000     10/14/2004      13,753,031
FNMA, 5 1/2s, October 1, 2034       3,294,000     10/14/2004       3,336,719
----------------------------------------------------------------------------
                                                                 $45,077,547
----------------------------------------------------------------------------


Interest rate swap contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                       Notional   Termination   appreciation/
                                        amount       date      (depreciation)

Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the notional
amount multiplied by 5.2125% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              4,247,000     1/28/24        $67,320

Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              3,900,000     3/30/09         97,885

Agreement with Bank of America,
N.A. dated December 2,  2003 to
receive semi-annually the notional
amount multiplied by 2.444% and pay
quarterly the notional amount
multiplied by the three month USD
LIBOR.                                  3,306,000      12/5/05        18,314

Agreement with Bank of America N.A.
dated December 12, 2003 to pay
semi-annually the notional amount
multiptied by 2.1125% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR.                                154,000    12/16/05             (6)

Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiptied by
2.931% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                  2,901,900      7/9/06         13,717

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional amount
multiptied by 4.641% and pay
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                         12,979,000    12/15/13        341,943

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.999% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          7,659,000     1/26/06         58,056

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional amount
multiplied by 2.008% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          7,474,000     1/23/06         55,423

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional amount
multiplied by 2.009% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          7,474,000     1/23/06         54,662

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional amount
multiptied by 2.23762% and pay
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                          6,401,000     12/9/05         12,961

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 2.007% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          4,015,000     1/26/06         29,975

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          2,533,000     1/26/14          8,334

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional amount
multiplied by 4.408% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          2,471,000     1/23/14            945

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional amount
multiplied by 4.419% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          2,471,000     1/23/14         (1,331)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.379% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          1,297,000     1/26/14          3,867

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional amount
multiptied by 4.71% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                          1,264,000    12/15/13        (39,983)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional amount
multiptied by 4.579% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                            479,000    12/16/13        (10,141)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional amount
multiptied by 2.235% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA.                            302,000    12/15/05           (527)
----------------------------------------------------------------------------
                                                                    $711,414
----------------------------------------------------------------------------


Total return swap contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                         Notional Termination   appreciation/
                                          amount     date      (depreciation)
----------------------------------------------------------------------------
Agreement with Deutsche Bank AG
dated August 10, 2004 to receive at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and pay at
maturity the  notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index and an accrual of
25 basis points plus the beginning
of the period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index.        $891,300      3/1/05         $2,868

Agreement with Deutsche Bank AG
dated July 16, 2004 to receive
monthly the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and pay
monthly the notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index and an accrual of
40 basis points plus the beginning
of the period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index.       1,502,500     1/31/05         (4,717)

Agreement with Deutsche Bank AG
dated June 28, 2004 to pay at
maturity the notional amount
multiplied by the spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive at maturity the notional
amount multiplied by the
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index plus 43 basis
points.                                 2,253,600      1/1/05          8,777

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
16, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor and
receive monthly the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
plus 43 basis points.                   2,965,246      6/1/05          1,890

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
25, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor and
receive monthly the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
plus 43 basis points.                   3,010,373     10/1/04          2,094

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 12, 2004 to receive/(pay)
monthly the notional amount
multiplied by the return of Lehman
Brothers CMBS ERISA-Eligible Index
and pay monthly the one month
USD-LIBOR-BBA less 25 basis points.     3,007,745      3/1/05         16,265

Agreement with Morgan Stanley & Co.
dated July 16, 2004 to pay monthly
the notional amount multiplied by
the nominal spread depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and receive monthly the
notional amount multiplied by the
nominal spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
and an accrual of 47 basis points
plus the beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index.                1,502,500     1/31/05          4,857

Agreement with Morgan Stanley & Co.
dated July 16, 2004 to pay monthly
the notional amount multiplied by
the nominal spread depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and receive monthly the
notional amount multiplied by the
nominal spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
and an accrual of 47 basis points
plus the beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index.                3,005,000     1/31/05         12,091
----------------------------------------------------------------------------
                                                                     $44,125
----------------------------------------------------------------------------


Credit default contracts outstanding at September 30, 2004 (Unaudited)

                                                                 Unrealized
                                                     Notional   Appreciation/
                                                      amount    depreciation

Agreement with Merrill Lynch
International effective September
8, 2004, maturing on September 20,
2009, to receive a premium equal to
10.09% times the notional amount.
Upon a credit default event of  CDX
HY 100 3.75%, September 20, 2009
the fund makes a payment of the
proportional notional amount times
the difference between the par
value and the then-market value of
CDX HY 100 3.75%, September
20, 2009.                                            $190,000         $57

Agreement with Merrill Lynch
International effective September
7, 2004, maturing on December 20,
2009, to receive a premium equal to
10.21517% times the notional
amount.  Upon a credit default
event of  CDX HY BB Libor plus 225,
December 20, 2009 the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of  CDX
HY BB Libor plus 225, December 20,
2009.                                                 190,000         677

Agreement with Merrill Lynch
International effective July 01,
2004, maturing on July 1, 2007, to
receive a premium equal to 1.4413%
times the notional amount.  Upon a
credit default event of
Consolidated Natural Gas, 6.625%,
December 12, 2008, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of
Consolidated Natural Gas, 6.625%,
December 12, 2008.                                    365,000       1,370

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.37273% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         442,852         671

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.55625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         322,074         526

Agreement with Goldman Sachs
effective month September 2,2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.46% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         161,037         253

Agreement with Deutsche Bank AG
effective September 09, 2004,
maturing on September 20, 2014, to
receive a quarterly payment of
0.58% times the notional amount.
Upon a credit default event of  CVS
5.625% due 3/15/06 the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of CVS
5.625%, 3/15/06.                                       90,000         459

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.475% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          80,519         127

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.5% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 40,259          64

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.6% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 40,259          67
-------------------------------------------------------------------------
                                                                    $4,271
-------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $706,869,350.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $765,553,905, resulting in gross unrealized appreciation and depreciation of $58,650,024 and $12,206,557, respectively, or net unrealized appreciation of $46,443,467.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $15,462,227. The fund received cash collateral of $16,098,610 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $245,014 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (61.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Banking (4.8%)
-----------------------------------------------------------------------------------------------------------
         21,150  ABN AMRO Holdings NV (Netherlands)
                 (acquired various dates from 3/10/03 to
                 6/14/04, cost $412,676) (RES)                                                     $480,370
          3,522  Allied Irish Banks PLC (Ireland)                                                    59,044
          5,618  Anglo Irish Bank Corp. PLC (Ireland)                                               102,902
         31,495  Australia & New Zealand Banking Group,
                 Ltd. (Australia)                                                                   433,761
         10,500  Banca Popolare di Milano Scrl (BPM)
                 (Italy)                                                                             65,846
          7,442  Banco Bilbao Vizcaya Argentaria SA
                 (Spain)                                                                            102,396
          5,291  Banco Popular Espanol (Spain)                                                      293,958
         13,130  Banco Santander Central Hispano SA
                 (Spain)                                                                            128,156
            600  Bank of Hawaii Corp.                                                                28,350
          8,015  Bank of Ireland (Dublin Exchange)
                 (Ireland)                                                                          107,990
         20,309  Bank of Ireland (London Exchange)
                 (Ireland)                                                                          273,382
          1,800  Bank of Montreal (Canada)                                                           78,669
          5,180  Bank of the Ozarks, Inc.                                                           154,001
          1,864  BankAtlantic Bancorp, Inc. Class A                                                  34,148
         79,520  Barclays PLC (United Kingdom)                                                      762,540
         11,093  BNP Paribas SA (France)                                                            716,315
            712  Canadian Imperial Bank of Commerce
                 (Canada)                                                                            38,079
          1,600  Capitol Bancorp, Ltd.                                                               46,944
          2,345  Central Pacific Financial Corp.                                                     64,534
          4,600  City Holding Co.                                                                   151,294
         11,200  Colonial Bancgroup, Inc.                                                           229,040
          2,675  Commerce Bancorp, Inc.                                                             147,660
          2,709  Credit Agricole SA (France)                                                         73,874
         13,728  Danske Bank A/S (Denmark)                                                          360,950
         24,000  DBS Group Holdings, Ltd. (Singapore)                                               228,123
          6,217  Doral Financial Corp.                                                              257,819
          7,390  FirstFed Financial Corp. (NON)                                                     361,223
         23,660  Flagstar Bancorp, Inc.                                                             503,485
          2,500  Flushing Financial Corp.                                                            47,525
          6,045  Greenpoint Financial Corp.                                                         279,642
         25,101  HBOS PLC (United Kingdom)                                                          338,798
         10,436  HDFC Bank, Ltd. (India)                                                             91,494
         94,455  HSBC Holdings PLC (United Kingdom)                                               1,498,770
          5,160  Hudson United Bancorp                                                              190,146
         10,920  Irwin Financial Corp.                                                              281,954
         27,421  Lloyds TSB Group PLC (United Kingdom)                                              214,079
            900  MainSource Financial Group, Inc.                                                    18,450
             45  Mizuho Financial Group, Inc. (Japan)                                               169,056
         37,200  National City Corp.                                                              1,436,664
         17,000  Nordea AB (Sweden)                                                                 138,984
          5,200  Oriental Financial Group                                                           140,712
         18,000  Overseas-Chinese Banking Corp.
                 (Singapore)                                                                        149,706
         13,460  R&G Financial Corp. Class B                                                        520,229
         13,300  Republic Bancorp, Inc.                                                             204,820
          1,700  Republic Bancorp, Inc. Class A                                                      39,440
         33,169  Royal Bank of Scotland Group PLC (United
                 Kingdom)                                                                           957,802
          8,400  Sanpaolo IMI SpA (Italy)                                                            94,819
         13,200  Skandinaviska Enskilda Banken AB
                 (Sweden)                                                                           204,045
          3,400  Sky Financial Group, Inc.                                                           85,000
          4,469  Societe Generale (France)                                                          395,409
            621  State Street Corp.                                                                  26,523
             35  Sumitomo Mitsui Financial Group, Inc.
                 (Japan)                                                                            200,091
          2,600  Trico Bancshares                                                                    54,392
          3,290  Trustmark Corp.                                                                    102,253
         76,068  U.S. Bancorp                                                                     2,198,365
             46  UFJ Holdings, Inc. (Japan) (NON)                                                   201,615
          9,790  UnionBanCal Corp.                                                                  579,666
         24,000  United Overseas Bank, Ltd. (Singapore)                                             195,331
          1,173  Washington Federal, Inc. (S)                                                        29,501
          3,500  Webster Financial Corp.                                                            172,865
         17,245  Wells Fargo & Co.                                                                1,028,319
          2,200  West Coast Bancorp.                                                                 45,826
            846  Westamerica Bancorp.                                                                46,437
          7,300  Westcorp                                                                           310,396
         27,784  Westpac Banking Corp. (Australia)                                                  356,699
          1,770  Zions Bancorp.                                                                     108,041
                                                                                              -------------
                                                                                                 19,438,717

Basic Materials (2.6%)
-----------------------------------------------------------------------------------------------------------
         12,190  A. Schulman, Inc.                                                                  268,668
          8,456  Acerinox SA (Spain)                                                                116,767
         75,867  Aggregate Industries PLC (United
                 Kingdom) (NON)                                                                     131,089
          1,630  Albany International Corp.                                                          48,590
          4,000  Ameron International Corp.                                                         131,600
         16,545  Arcelor (Luxembourg)                                                               305,718
          2,000  Arch Chemicals, Inc.                                                                57,000
          7,700  BASF AG (Germany)                                                                  452,276
            700  Bemis Co., Inc.                                                                     18,606
         43,494  BHP Billiton PLC (United Kingdom)                                                  457,604
         48,303  BHP Billiton, Ltd. (Australia)                                                     502,258
         28,082  BlueScope Steel, Ltd. (Australia)                                                  176,907
            500  Cabot Corp.                                                                         19,285
          4,500  Carpenter Technology Corp.                                                         214,830
          8,530  Compagnie de Saint Gobain (France)                                                 437,790
          7,300  Companhia Vale do Rio Doce (CVRD) ADR
                 (Brazil) (NON)                                                                     164,031
          4,674  Corn Products International, Inc.                                                  215,471
         18,018  CRH PLC (Ireland)                                                                  430,714
          2,100  Crown Holdings, Inc. (NON)                                                          21,651
          4,556  Dow Chemical Co. (The)                                                             205,840
          4,000  Eastman Chemical Co.                                                               190,200
            700  FMC Corp. (NON)                                                                     33,999
         14,599  Georgia Gulf Corp.                                                                 650,969
          3,300  Georgia-Pacific Corp.                                                              118,635
          3,000  Gibraltar Steel Corp.                                                              108,480
          1,906  Holcim, Ltd. (Switzerland)                                                         100,545
          4,200  Kadant, Inc. (NON)                                                                  77,112
          2,673  Lafarge SA (France)                                                                233,847
         19,400  Louisiana-Pacific Corp.                                                            503,430
          4,900  MacDermid, Inc.                                                                    141,904
          1,800  Monsanto Co.                                                                        65,556
          7,800  NewMarket Corp. (NON)                                                              162,864
          9,000  Nippon Shokubai Co., Ltd. (Japan)                                                   67,214
          1,000  Nucor Corp.                                                                         91,370
          2,500  Octel Corp. (United Kingdom)                                                        53,100
          5,000  Olympic Steel, Inc. (NON)                                                           94,500
          5,800  OM Group, Inc. (NON)                                                               212,048
         15,412  Orica, Ltd. (Australia)                                                            193,065
          1,200  Phelps Dodge Corp.                                                                 110,436
            400  Pohang Iron & Steel Co., Ltd. (South Korea)                                         59,600
          3,458  Potlatch Corp.                                                                     161,869
         14,411  PPG Industries, Inc.                                                               883,106
            500  Rayonier, Inc.                                                                      22,620
         32,613  Rinker Group, Ltd. (Australia)                                                     203,798
          1,690  Rohm & Haas Co.                                                                     72,619
          2,680  RPM, Inc.                                                                           47,302
            500  Sigma-Adrich Corp.                                                                  29,000
          3,400  Silgan Holdings, Inc.                                                              157,420
         10,700  Southern Peru Copper Corp.                                                         552,762
          5,600  Ssab Svenskt Stal AB Class A (Sweden)                                              106,186
             34  Sterling Chemicals, Inc. (NON)                                                         782
            700  Temple Inland, Inc.                                                                 47,005
         29,200  Terra Industries, Inc. (NON)                                                       252,872
          3,700  Tredegar Corp.                                                                      67,340
          6,085  United States Steel Corp.                                                          228,918
          3,500  Worthington Industries, Inc.                                                        74,725
                                                                                              -------------
                                                                                                 10,553,893

Capital Goods (3.7%)
-----------------------------------------------------------------------------------------------------------
         10,055  3M Co.                                                                             804,098
          4,384  Actividades de Construccion y Servicios
                 SA  (Spain)                                                                         79,864
         16,171  Acuity Brands, Inc.                                                                384,385
          5,200  Applied Industrial Technologies, Inc.                                              185,848
          6,400  Ball Corp.                                                                         239,552
         25,700  Boeing Co. (The)                                                                 1,326,634
          6,652  Bouygues SA (France)                                                               249,466
          1,300  Briggs & Stratton Corp.                                                            105,560
         11,000  Brother Industries, Ltd. (Japan)                                                    91,334
         15,600  Canon, Inc. (Japan)                                                                733,285
          3,700  Daito Trust Construction Co., Ltd. (Japan)                                         149,746
          3,979  Dover Corp.                                                                        154,664
          3,500  DRS Technologies, Inc. (NON)                                                       131,040
          2,600  Eagle Materials, Inc.                                                              185,380
            900  Eaton Corp.                                                                         57,069
          4,100  Emerson Electric Co.                                                               253,749
          7,000  EnPro Industries, Inc. (NON)                                                       168,980
          8,049  European Aeronautic Defense and Space
                 Co. (Netherlands)                                                                  213,199
          5,465  Flowserve Corp. (NON)                                                              132,144
          3,400  Franklin Electric Co., Inc.                                                        134,640
          2,600  General Dynamics Corp.                                                             265,460
          5,700  Global Imaging Systems, Inc. (S) (NON)                                             177,156
          1,075  Goodrich Corp.                                                                      33,712
          2,200  Griffon Corp. (NON)                                                                 46,420
          3,480  Ingersoll-Rand Co. Class A (Bermuda)                                               236,536
          5,600  Innovative Solutions & Support, Inc. (NON)                                         137,368
          4,944  Invensys, PLC (United Kingdom) (NON)                                                 1,006
            400  Kennametal, Inc.                                                                    18,060
          1,220  Kone OYJ Class B (Finland)                                                          73,477
            500  L-3 Communications Holdings, Inc.                                                   33,500
         17,200  Lincoln Electric Holdings, Inc.                                                    539,392
            600  Linde AG (Germany)                                                                  34,542
         10,870  Lockheed Martin Corp.                                                              606,329
          4,100  MAN AG (Germany)                                                                   140,013
          6,060  Manitowoc Co., Inc. (The)                                                          214,888
          3,000  Middleby Corp.                                                                     157,950
          1,600  MSC Industrial Direct Co., Inc. Class A                                             54,528
            620  NACCO Industries, Inc. Class A                                                      53,413
         11,400  Nordson Corp.                                                                      391,362
          4,322  Northrop Grumman Corp.                                                             230,492
          1,200  Owens-Illinois, Inc. (NON)                                                          19,200
            800  Parker-Hannifin Corp.                                                               47,088
            900  Pentair, Inc.                                                                       31,419
         13,100  Perini Corp. (NON)                                                                 186,806
          3,600  Pitney Bowes, Inc.                                                                 158,760
          1,600  Precision Castparts Corp.                                                           96,080
          4,100  Republic Services, Inc.                                                            122,016
          9,500  Rockwell Automation, Inc.                                                          367,650
          2,900  Scansource, Inc. (NON)                                                             185,020
            581  Schindler Holding AG (Switzerland)                                                 165,229
          8,623  Siemens AG (Germany)                                                               631,774
          3,600  Skanska AB Class B (Sweden)                                                         37,470
          2,900  SKF AB Class B (Sweden)                                                            110,178
          3,500  Standard Register Co. (The)                                                         36,750
         13,531  Taylor Woodrow PLC (United Kingdom)                                                 64,448
          2,200  Tecumseh Products Co. Class A                                                       92,114
          5,300  Teledyne Technologies, Inc. (NON)                                                  132,712
         10,400  Terex Corp. (NON)                                                                  451,360
          2,700  TETRA Technologies, Inc. (NON)                                                      83,835
          6,000  Thomas & Betts Corp. (NON)                                                         160,920
          7,700  ThyssenKrupp AG (Germany)                                                          149,356
          1,900  Timken Co.                                                                          46,778
         39,579  Tomkins PLC (United Kingdom)                                                       189,767
         12,400  Toro Co. (The)                                                                     846,920
          1,400  United Defense Industries, Inc. (NON)                                               55,986
         10,300  United Industrial Corp.                                                            338,767
          1,750  United Stationers, Inc. (NON) (S)                                                   75,950
          2,290  United Technologies Corp.                                                          213,840
          4,000  URS Corp. (NON)                                                                    106,720
          2,443  VA Technologie AG (Austria) (NON)                                                  144,102
          2,591  Vinci SA (France)                                                                  298,102
          3,600  Watsco, Inc.                                                                       108,108
         11,110  Wolseley PLC (United Kingdom)                                                      189,656
          2,700  York International Corp.                                                            85,293
                                                                                              -------------
                                                                                                 15,256,415

Communication Services (2.3%)
-----------------------------------------------------------------------------------------------------------
             30  Arch Wireless, Inc. Class A (NON)                                                      862
         40,004  BellSouth Corp.                                                                  1,084,908
            137  Birch Telecom, Inc. (NON)                                                                1
          8,200  Boston Communications Group (NON)                                                   71,914
         19,024  BT Group PLC (United Kingdom)                                                       61,870
          1,925  CenturyTel, Inc.                                                                    65,912
          1,022  China Telecom Corp., Ltd. ADR (China)                                               33,011
          7,005  Comcast Corp. Class A (Special) (S) (NON)                                          195,580
          4,700  Commonwealth Telephone Enterprises, Inc. (NON)                                     204,685
         16,000  Deutsche Telekom AG ADR (Germany) (NON)                                            298,560
         43,697  Earthlink, Inc. (NON)                                                              450,079
          1,080  Echostar Communications Corp. Class A (NON)                                         33,610
          5,412  France Telecom SA (France)                                                         134,816
             26  KDDI Corp. (Japan)                                                                 126,225
         34,489  Koninklijke (Royal) KPN NV (Netherlands)                                           258,255
          9,630  Nextel Communications, Inc. Class A (NON)                                          229,579
          3,000  NII Holdings, Inc. (NON)                                                           123,630
             86  Nippon Telegraph & Telephone Corp. (Japan)                                         342,595
            149  NTT DoCoMo, Inc. (Japan)                                                           252,840
         15,379  Portugal Telecom SGPS SA (Portugal)                                                169,396
         17,232  SBC Communications, Inc.                                                           447,170
          5,660  Sprint Corp. (FON Group)                                                           113,936
              3  Swisscom AG (Switzerland)                                                            1,041
         54,014  Telecom Italia Mobile SpA (Italy)                                                  291,104
        167,915  Telecom Italia SpA (Italy)                                                         518,164
         17,131  Telefonica SA (Spain)                                                              256,343
         14,200  Telenor ASA (Norway)                                                               108,155
         56,673  Verizon Communications, Inc.                                                     2,231,783
        587,093  Vodafone Group PLC (United Kingdom)                                              1,404,796
                                                                                              -------------
                                                                                                  9,510,820

Conglomerates (1.4%)
-----------------------------------------------------------------------------------------------------------
          3,500  AMETEK, Inc.                                                                       106,120
             16  Berkshire Hathaway, Inc. Class B (NON)                                              45,936
          7,400  Danaher Corp.                                                                      379,472
         93,945  General Electric Co. (SEG)                                                       3,154,673
            800  Harman International Industries, Inc.                                               86,200
            600  Harsco Corp.                                                                        26,940
         10,000  Hutchison Whampoa, Ltd. (Hong Kong)                                                 78,229
         61,000  Itochu Corp. (Japan)                                                               260,163
            400  ITT Industries, Inc.                                                                31,996
          2,149  Lagardere SCA (France)                                                             133,271
         91,000  Marubeni Corp. (Japan)                                                             241,125
         22,000  Mitsubishi Corp. (Japan)                                                           237,768
         16,000  Sumitomo Corp. (Japan)                                                             119,056
         51,000  Swire Pacific, Ltd. (Hong Kong)                                                    354,821
         22,780  Tyco International, Ltd. (Bermuda)                                                 698,435
                                                                                              -------------
                                                                                                  5,954,205

Consumer Cyclicals (8.5%)
-----------------------------------------------------------------------------------------------------------
          3,400  4Kids Entertainment, Inc. (NON)                                                     68,680
         18,650  Aaron Rents, Inc.                                                                  405,824
            500  Abercrombie & Fitch Co. Class A                                                     15,750
            800  Adidas-Salomon AG (Germany)                                                        111,464
          9,771  Administaff, Inc. (NON)                                                            114,321
         14,000  Aeon Co., Ltd. (Japan)                                                             225,372
          4,823  American Axle & Manufacturing Holdings,
                 Inc.                                                                               141,121
            600  American Eagle Outfitters, Inc.                                                     22,110
          6,385  American Standard Cos., Inc. (NON)                                                 248,440
         14,600  Ameristar Casinos, Inc.                                                            441,650
         18,750  AnnTaylor Stores Corp. (NON)                                                       438,750
             58  Antena 3 Television SA (Spain) (NON)                                                 3,451
          4,500  Armor Holdings, Inc. (NON)                                                         187,245
         34,000  Asahi Chemical Industry Co., Ltd.
                 (Japan)                                                                            146,860
         17,000  Asahi Glass Co., Ltd. (Japan)                                                      154,728
            200  Assa Abloy AB Class B (Sweden)                                                       2,508
          2,375  Barnes & Noble, Inc. (NON)                                                          87,875
         26,179  Barratt Developments PLC (United
                 Kingdom)                                                                           268,090
          1,500  Bayerische Motoren Werke (BMW) AG
                 (Germany)                                                                           61,749
          1,190  Bed Bath & Beyond, Inc. (NON)                                                       44,161
          3,300  Best Buy Co., Inc.                                                                 178,992
          1,600  BJ's Wholesale Club, Inc. (NON)                                                     43,744
         11,600  Black & Decker Manufacturing Co.                                                   898,304
          9,600  Bluegreen Corp. (NON)                                                              106,848
         15,696  Boral, Ltd. (Australia)                                                             78,308
          2,600  Borders Group, Inc.                                                                 64,480
          6,600  Bowne & Co.                                                                         85,734
          8,000  Bridgestone Corp. (Japan)                                                          148,457
          9,900  Brink's Co. (The)                                                                  298,683
         13,400  Brunswick Corp.                                                                    613,184
         11,800  Caesars Entertainment, Inc. (NON)                                                  197,060
          7,900  Casey's General Stores, Inc.                                                       146,861
          3,400  Catalina Marketing Corp. (S)                                                        78,472
          3,400  Cato Corp. (The) Class A                                                            75,650
         25,600  Cendant Corp.                                                                      552,960
          9,000  Central Glass Co., Ltd. (Japan)                                                     65,989
         36,200  Charming Shoppes (NON)                                                             257,744
            700  Chico's FAS, Inc. (NON)                                                             23,940
          3,600  Children's Place Retail Stores, Inc.
                 (The) (NON)                                                                         86,076
          5,200  Choice Hotels International, Inc.                                                  299,468
          6,400  Circuit City Stores-Circuit City Group                                              98,176
          9,340  Claire's Stores, Inc.                                                              233,874
          1,700  Coach, Inc. (NON)                                                                   72,114
         10,100  Coldwater Creek, Inc. (NON)                                                        210,787
          1,900  Consolidated Graphics, Inc. (NON)                                                   79,610
          4,300  Continental AG (Germany)                                                           233,347
          5,456  Cooper Tire & Rubber                                                               110,048
         29,186  CSR, Ltd. (Australia)                                                               51,777
         10,500  Cummins, Inc.                                                                      775,845
         15,000  Dai Nippon Printing Co., Ltd. (Japan)                                              200,635
          5,800  DaimlerChrysler AG (Germany)                                                       238,761
          2,070  Dana Corp.                                                                          36,618
            400  Deluxe Corp.                                                                        16,408
         11,300  Dillards, Inc. Class A                                                             223,062
          7,100  Eastman Kodak Co.                                                                  228,762
          2,990  eBay, Inc. (NON)                                                                   274,901
          9,000  Electrolux AB Class B (Sweden)                                                     164,473
          1,970  Federated Department Stores, Inc.                                                   89,497
          5,900  Finlay Enterprises, Inc. (NON)                                                     114,755
         12,970  Fox Entertainment Group, Inc. Class A (NON)                                        359,788
         40,475  Gap, Inc. (The)                                                                    756,883
          4,000  Genlyte Group, Inc. (The) (NON)                                                    257,560
         15,500  Goody's Family Clothing, Inc.                                                      130,510
          5,720  Greek Organization of Football
                 Prognostics SA (Greece)                                                            110,666
          1,630  GTECH Holdings Corp.                                                                41,272
         12,632  GUS PLC (United Kingdom)                                                           205,696
          9,910  Harrah's Entertainment, Inc.                                                       525,032
          6,300  Haverty Furniture Cos., Inc.                                                       110,502
          8,500  HealthExtras, Inc. (NON)                                                           118,490
         46,806  Hilton Group PLC (United Kingdom)                                                  234,369
         39,500  Hollywood Entertainment Corp. (NON)                                                389,865
         18,770  Home Depot, Inc. (The)                                                             735,784
          4,600  Honda Motor Co., Ltd. (Japan)                                                      222,904
          1,900  Hooker Furniture Corp.                                                              52,497
          1,800  Hughes Supply, Inc.                                                                 54,126
         10,700  Integrated Electrical Service, Inc. (NON)                                           51,467
          6,400  Isle of Capri Casinos, Inc. (NON)                                                  123,968
          5,000  J. Jill Group, Inc. (NON)                                                           99,250
          2,400  Jo-Ann Stores, Inc. (NON)                                                           67,296
          6,400  John H. Harland Co.                                                                200,640
         10,415  Johnston Press PLC (United Kingdom)                                                104,866
          8,500  Kesko OYJ Class B (Finland)                                                        185,984
         25,218  Kingfisher Leisure PLC (United Kingdom)                                            140,645
          2,700  Kohl's Corp. (NON)                                                                 130,113
          8,200  Lafarge North America, Inc.                                                        384,498
          3,425  Lear Corp.                                                                         186,491
          4,022  Lennar Corp.                                                                       191,447
          1,889  Lennox International, Inc.                                                          28,222
         37,965  Limited Brands, Inc.                                                               846,240
          4,340  Liz Claiborne, Inc.                                                                163,705
          2,950  Lowe's Cos., Inc.                                                                  160,333
         10,000  Luen Thai Holdings, Ltd. 144A (Hong Kong)                                            4,937
          2,104  LVMH Moet Hennessy Louis Vuitton SA (France)                                       140,435
         19,870  Masco Corp.                                                                        686,111
          2,635  McGraw-Hill Companies, Inc. (The)                                                  209,983
         25,285  Mediaset SpA (Italy)                                                               286,986
         12,260  Men's Wearhouse, Inc. (The) (S) (NON)                                              356,153
            495  Meredith Corp.                                                                      25,433
          3,600  Metro AG (Germany)                                                                 160,043
          1,590  Michaels Stores, Inc.                                                               94,144
         11,500  Monaco Coach Corp.                                                                 248,975
          5,800  Navarre Corp. (NON)                                                                 84,042
          6,200  NCI Building Systems, Inc. (NON)                                                   197,780
            900  Neiman-Marcus Group, Inc. Class A                                                   51,750
          3,600  News Corp., Ltd. (The) ADR (Australia) (S)                                         118,332
         11,418  Next PLC (United Kingdom)                                                          337,355
          1,000  Nike, Inc.                                                                          78,800
          1,900  Nintendo Co., Ltd. (Japan)                                                         232,414
         27,000  Nissan Motor Co., Ltd. (Japan)                                                     294,011
          7,600  Nordstrom, Inc.                                                                    290,624
         10,670  Nu Skin Enterprises, Inc. Class A                                                  250,852
          1,155  NVR, Inc. (NON)                                                                    636,405
         16,144  Office Depot, Inc. (NON)                                                           242,644
          1,340  Omnicom Group, Inc.                                                                 97,900
          9,000  Onward Kashiyama Co., Ltd. (Japan)                                                 124,955
            800  Pacific Sunwear of California, Inc. (NON)                                           16,840
          4,800  PDI, Inc. (NON)                                                                    129,552
         10,100  Penn National Gaming, Inc. (NON)                                                   408,040
         14,530  Persimmon PLC (United Kingdom)                                                     173,903
          3,830  Peugeot SA (France)                                                                235,902
            823  Pinault-Printemps-Redoute SA (France)                                               75,577
          6,700  Pioneer Corp. (Japan)                                                              139,837
          5,300  Pixar, Inc. (NON)                                                                  418,170
            500  Polaris Industries, Inc.                                                            27,910
            800  Polo Ralph Lauren Corp.                                                             29,096
            219  Porsche AG (Preferred) (Germany)                                                   141,770
         11,400  Prime Hospitality Corp. (NON)                                                      138,738
         26,993  Publishing & Broadcasting, Ltd.
                 (Australia)                                                                        267,775
          8,400  Reader's Digest Association, Inc. (The)
                 Class A                                                                            122,556
            625  Reebok International, Ltd.                                                          22,950
          1,400  Regal Entertainment Group Class A                                                   26,740
          4,256  Renault SA (France)                                                                348,024
          3,100  Robert Half International, Inc.                                                     79,887
          2,490  Ryland Group, Inc. (The)                                                           230,723
          3,485  Saks, Inc. (NON)                                                                    41,994
          1,200  Sammy Corp. (Japan)                                                                 57,987
          2,700  SC2 Corp. (NON)                                                                     88,830
          2,600  Scholastic Corp. (NON)                                                              80,314
          3,000  SECOM Co., Ltd. (Japan)                                                            104,265
          4,815  Sherwin Williams Co.                                                               211,667
          7,500  ShopKo Stores, Inc. (NON)                                                          130,575
             34  Societe Television Francaise I (France)                                                964
          8,200  Sony Corp. (Japan)                                                                 279,782
         16,500  Stage Stores, Inc. (NON) (S)                                                       564,630
          2,100  Stanley Works (The)                                                                 89,313
         21,115  Staples, Inc.                                                                      629,649
         14,900  Stein Mart, Inc. (NON)                                                             226,778
          1,946  Swatch Group AG (The) Class B
                 (Switzerland)                                                                      262,678
          2,100  Target Corp.                                                                        95,025
            700  Tech Data Corp. (NON)                                                               26,985
         27,200  TeleTech Holdings, Inc. (NON)                                                      256,768
            700  Timberland Co. (The) Class A (NON)                                                  39,760
         10,000  Toppan Printing Co., Ltd. (Japan)                                                   98,094
         26,000  Toyota Motor Corp. (Japan)                                                         995,644
          3,500  Trans World Entertainment Corp. (NON)                                               34,195
          3,400  UnitedGlobalCom, Inc. Class A (NON)                                                 25,398
          9,417  USG Corp. (S) (NON)                                                                171,672
          3,423  Valeo SA (France)                                                                  125,310
            840  VF Corp.                                                                            41,538
          4,041  VS Holdings, Inc. (NON)                                                                 81
         16,645  Viacom, Inc. Class B                                                               558,606
          1,600  Volkswagon AG (Germany)                                                             61,454
          1,600  Vulcan Materials Co.                                                                81,520
         20,125  Wal-Mart Stores, Inc.                                                            1,070,650
         19,908  Walt Disney Co. (The)                                                              448,925
          7,800  WESCO International, Inc. (NON)                                                    189,150
          5,329  Whirlpool Corp.                                                                    320,220
        353,364  Woolworths Group PLC (United Kingdom)                                              276,515
         20,774  WPP Group PLC (United Kingdom)                                                     193,382
          9,840  Yahoo!, Inc. (NON)                                                                 333,674
          2,000  Yamaha Corp. (Japan)                                                                30,436
          3,600  Zale Corp. (NON)                                                                   101,160
                                                                                              -------------
                                                                                                 34,946,304
Consumer Finance (0.8%)
-----------------------------------------------------------------------------------------------------------
          3,100  Accredited Home Lenders Holding Co. (NON)                                          119,412
          2,730  Acom Co., Ltd. (Japan)                                                             168,953
          1,350  Aiful Corp. (Japan)                                                                132,427
          4,870  Cash America International, Inc.                                                   119,120
          5,000  CompuCredit Corp. (NON)                                                             93,100
         18,584  Countrywide Financial Corp.                                                        732,024
         48,695  MBNA Corp.                                                                       1,227,114
          3,800  Nelnet, Inc. Class A (NON)                                                          85,044
          3,700  Portfolio Recovery Associates, Inc. (NON)                                          108,743
          4,600  Providian Financial Corp. (NON)                                                     71,484
         14,650  World Acceptance Corp. (NON)                                                       340,613
                                                                                              -------------
                                                                                                  3,198,034
Consumer Staples (5.6%)
-----------------------------------------------------------------------------------------------------------
         16,065  7-Eleven, Inc. (NON)                                                               320,979
          3,700  Adolph Coors Co. Class B                                                           251,304
          3,142  Alberto-Culver Co.                                                                 136,614
          9,067  Altadis SA (Spain)                                                                 308,508
         30,854  Altria Group, Inc.                                                               1,451,372
          3,500  American Greetings Corp. Class A                                                    87,920
          4,375  Apollo Group, Inc. Class A (NON)                                                   320,994
          9,545  Archer Daniels Midland Co.                                                         162,074
          2,290  Avon Products, Inc.                                                                100,027
         24,168  BAT Industries PLC (United Kingdom)                                                350,255
         19,093  Boots Group PLC (United Kingdom)                                                   221,779
          5,800  Boston Beer Co., Inc. Class A (NON)                                                146,160
         15,600  Cal-Maine Foods, Inc. (S)                                                          171,132
          5,365  Career Education Corp. (NON)                                                       152,527
            375  Casino Guichard Perrachon SA (France)                                               28,592
          1,550  CBRL Group, Inc.                                                                    55,924
          4,250  CEC Entertainment, Inc. (NON)                                                      156,188
          3,800  Chiquita Brands International, Inc. (NON)                                           66,158
          8,400  CKE Restaurants, Inc. (NON)                                                         92,820
         12,300  Clorox Co.                                                                         655,590
          7,795  Coca-Cola Co. (The)                                                                312,190
         10,810  Coca-Cola Enterprises, Inc.                                                        204,309
          5,800  Coca-Cola West Japan Co., Ltd. (Japan)                                             141,053
         18,781  Coles Myer, Ltd. (Australia)                                                       127,154
          2,600  Constellation Brands, Inc. Class A (NON)                                            98,956
          8,800  Costco Wholesale Corp.                                                             365,728
         16,700  Darden Restaurants, Inc.                                                           389,444
          9,140  Dean Foods Co. (NON)                                                               274,383
            651  Delhaize Group (Belgium)                                                            41,350
          6,000  Deutsche Post AG (Germany)                                                         116,307
         21,461  Diageo PLC (United Kingdom)                                                        267,923
         11,125  Energizer Holdings, Inc. (NON)                                                     512,863
          7,400  Estee Lauder Cos., Inc. (The) Class A                                              309,320
          5,400  Flowers Foods, Inc.                                                                139,590
          5,000  Fuji Photo Film Cos., Ltd. (Japan)                                                 164,247
         15,554  Fyffes PLC (Ireland)                                                                34,574
          4,600  Getty Images, Inc. (NON)                                                           254,380
          5,085  Gillette Co. (The)                                                                 212,248
          6,123  Great Atlantic & Pacific Tea Co. (NON)                                              37,350
            900  Hewitt Associates, Inc. Class A (NON)                                               23,814
          3,400  Ihop Corp.                                                                         129,914
         12,000  Ikon Office Solutions, Inc.                                                        144,240
          4,797  Interbrew SA (Belgium)                                                             159,884
          3,900  Interstate Bakeries Corp. (S)                                                       15,210
         10,400  Jack in the Box, Inc. (NON)                                                        329,992
             16  Japan Tobacco, Inc. (Japan)                                                        133,866
         12,000  KAO Corp. (Japan)                                                                  265,154
         13,100  Kellogg Co.                                                                        558,846
          8,000  Kikkoman Corp. (Japan)                                                              70,490
         12,200  Kimberly-Clark Corp.                                                               787,998
         11,335  Kroger Co. (NON)                                                                   175,919
         14,400  Labor Ready, Inc. (NON)                                                            201,888
          6,400  Lance, Inc.                                                                        103,360
          4,600  Landry's Restaurants, Inc.                                                         125,534
         50,103  Liberty Media Corp. Class A (NON)                                                  436,898
          3,500  Lone Star Steakhouse & Saloon, Inc.                                                 90,405
         12,270  McDonald's Corp.                                                                   343,928
          9,600  Nash Finch Co. (S)                                                                 301,920
          4,300  NDCHealth Corp.                                                                     69,015
          3,481  Nestle SA (Switzerland)                                                            797,537
         10,062  Nutreco Holding NV (Netherlands)                                                   314,874
          2,700  Papa John's International, Inc. (S) (NON)                                           82,836
         15,300  Pepsi Bottling Group, Inc. (The)                                                   415,395
         14,200  PepsiAmericas, Inc.                                                                271,220
          9,992  PepsiCo, Inc.                                                                      486,111
         28,740  Procter & Gamble Co.                                                             1,555,409
          3,700  Reynolds American, Inc.                                                            251,748
          5,100  Rayovac Corp. (NON)                                                                134,385
         10,955  Reckitt Benckiser PLC (United Kingdom)                                             268,375
         12,000  Rite Aid Corp. (NON)                                                                42,240
          1,380  Royal Caribbean Cruises, Ltd. (Liberia)                                             60,168
            900  Ruby Tuesday, Inc.                                                                  25,083
         24,146  SABMiller PLC (United Kingdom)                                                     318,699
          2,200  Sanderson Farms, Inc.                                                               73,590
          5,630  Sara Lee Corp.                                                                     128,702
            300  Scotts Co. (The) Class A (NON)                                                      19,245
          5,500  Smart & Final, Inc. (NON)                                                           92,180
          1,600  Smithfield Foods, Inc. (NON)                                                        40,000
          1,000  Starbucks Corp. (NON)                                                               45,460
         12,769  Supervalu, Inc.                                                                    351,786
          9,000  Swedish Match AB (Sweden)                                                           95,221
         32,303  Tate & Lyle PLC (United Kingdom)                                                   225,601
         67,991  Tesco PLC (United Kingdom)                                                         350,903
         88,890  Time Warner, Inc. (NON)                                                          1,434,685
          5,000  Toyo Suisan Kaisha, Ltd. (Japan)                                                    65,109
         12,439  Tyson Foods, Inc. Class A                                                          199,273
          1,940  Unilever NV (Netherlands)                                                          111,589
          6,803  Unilever PLC (United Kingdom)                                                       55,358
          3,200  UST, Inc.                                                                          128,832
          1,400  Weiss Markets, Inc.                                                                 47,432
            514  Whole Foods Market, Inc.                                                            44,096
         25,273  Woolworths, Ltd. (Australia)                                                       249,248
         10,680  Yum! Brands, Inc.                                                                  434,249
                                                                                              -------------
                                                                                                 22,925,200

Energy (4.6%)
-----------------------------------------------------------------------------------------------------------
          5,190  Amerada Hess Corp.                                                                 461,910
         11,350  Apache Corp.                                                                       568,749
         16,891  BG Group PLC (United Kingdom)                                                      113,381
          3,600  BJ Services Co.                                                                    188,676
        154,814  BP PLC (United Kingdom)                                                          1,477,554
         11,040  Burlington Resources, Inc.                                                         450,432
          7,000  Cabot Oil & Gas Corp. Class A                                                      314,300
          8,900  CAL Dive International, Inc. (NON)                                                 317,018
          8,640  Canadian Natural Resources, Ltd.
                 (Canada)                                                                           344,131
          8,200  Chesapeake Energy Corp.                                                            129,806
         31,524  ChevronTexaco Corp.                                                              1,690,947
        178,000  CNOOC, Ltd. (Hong Kong)                                                             93,022
          5,800  Comstock Resources, Inc. (NON)                                                     121,336
          8,045  ConocoPhillips                                                                     666,528
         35,775  ENI SpA (Italy)                                                                    801,434
         88,340  ExxonMobil Corp.                                                                 4,269,472
          8,200  Frontier Oil Corp.                                                                 193,602
          5,200  Giant Industries, Inc. (NON)                                                       126,360
         10,800  Holly Corp.                                                                        275,400
          3,100  Houston Exploration Co. (NON)                                                      183,985
          7,310  Marathon Oil Corp.                                                                 301,757
          8,700  Meridian Resource Corp. (NON)                                                       76,821
          1,400  Newfield Exploration Co. (NON)                                                      85,736
            600  Noble Energy, Inc.                                                                  34,944
          2,604  Norsk Hydro ASA (Norway)                                                           189,627
          2,900  Occidental Petroleum Corp.                                                         162,197
          4,900  Petroleo Brasileiro SA ADR (Brazil)                                                172,725
          7,565  Repsol YPF SA (Spain)                                                              166,090
        183,688  Shell Transport & Trading Co. PLC
                 (United Kingdom)                                                                 1,347,666
          6,100  Southwestern Energy Co. (NON)                                                      256,139
         12,633  Statoil ASA (Norway)                                                               181,174
          1,000  Stone Energy Corp. (NON)                                                            43,760
          6,780  Sunoco, Inc.                                                                       501,584
          8,200  Superior Energy Services (NON)                                                     105,944
         17,900  Tesoro Petroleum Corp. (NON)                                                       528,587
          5,477  Total SA (France)                                                                1,115,419
          1,900  Total SA Class B ADR (France)                                                      194,123
          1,700  Valero Energy Corp.                                                                136,357
          7,700  Veritas DGC, Inc. (NON)                                                            175,406
          3,100  Vintage Petroleum, Inc.                                                             62,217
                                                                                              -------------
                                                                                                 18,626,316

Financial (3.9%)
-----------------------------------------------------------------------------------------------------------
         33,000  AMRESCO Creditor Trust (acquired various
                 dates from 1/24/00 to 1/26/00, cost
                 $6,253) (RES) (NON) (R)                                                                 33
         66,988  Bank of America Corp.                                                            2,902,590
            959  Bank of New York Co., Inc. (The)                                                    27,974
          3,300  Bear Stearns Cos., Inc. (The)                                                      317,361
         11,925  Capital One Financial Corp.                                                        881,258
          4,200  CharterMac                                                                          92,358
         82,349  Citigroup, Inc. (SEG)                                                            3,633,238
        238,820  Contifinancial Corp. Liquidating Trust
                 Units                                                                                4,776
          1,200  Developers Diversified Realty Corp. (R)                                             46,980
          4,281  Dexia (Belgium)                                                                     79,530
          4,500  Equity One, Inc. (R)                                                                88,290
          9,672  Fannie Mae                                                                         613,205
         12,392  Freddie Mac                                                                        808,454
          1,045  Goldman Sachs Group, Inc. (The)                                                     97,436
          1,700  Hartford Financial Services Group, Inc. (The)                                      105,281
         11,600  Hospitality Properties Trust (R)                                                   492,884
          1,400  iStar Financial, Inc.                                                               57,722
         40,531  JPMorgan Chase & Co.                                                             1,610,297
          7,175  Lehman Brothers Holdings, Inc.                                                     571,991
          7,580  Man Group PLC (United Kingdom)                                                     163,065
          4,432  Merrill Lynch & Co., Inc.                                                          220,359
          2,400  MetLife, Inc.                                                                       92,760
             55  Mitsubishi Tokyo Finance Group, Inc.
                 (Japan)                                                                            458,666
          8,100  Moody's Corp.                                                                      593,325
          9,392  Morgan Stanley                                                                     463,026
          5,500  National Processing, Inc. (NON)                                                    145,860
          5,100  New Century Financial Corp. (S)                                                    307,122
          2,300  Orix Corp. (Japan)                                                                 235,844
            590  Protective Life Corp.                                                               23,193
          3,500  SLM Corp.                                                                          156,100
            430  Student Loan Corp.                                                                  60,953
            700  Vornado Realty Trust (R)                                                            43,876
          9,500  Wachovia Corp.                                                                     446,025
          1,300  Western Sierra Bancorp. (NON)                                                       43,277
          1,500  WFS Financial, Inc. (NON)                                                           69,825
                                                                                              -------------
                                                                                                 15,954,934

Health Care (7.4%)
-----------------------------------------------------------------------------------------------------------
          8,866  Abbott Laboratories                                                                375,564
          5,700  Alpharma, Inc. Class A                                                             104,253
          3,300  Amedisys, Inc. (NON)                                                                98,835
          1,700  AmerisourceBergen Corp.                                                             91,307
         11,415  Amgen, Inc. (NON)                                                                  647,002
          3,300  Amylin Pharmaceuticals, Inc. (NON)                                                  67,716
          2,590  Anthem, Inc. (NON)                                                                 225,978
         19,400  Applera Corp.- Celera Genomics Group (NON)                                         226,786
          2,550  Apria Healthcare Group, Inc. (NON)                                                  69,488
         18,808  AstraZeneca PLC (United Kingdom)                                                   770,764
          2,800  Bausch & Lomb, Inc.                                                                186,060
         12,000  Becton, Dickinson and Co.                                                          620,400
          2,200  Biogen Idec, Inc. (NON)                                                            134,574
          2,800  Biosite Diagnostics, Inc. (S) (NON)                                                137,088
         18,785  Bristol-Myers Squibb Co.                                                           444,641
            800  C.R. Bard, Inc.                                                                     45,304
          4,900  C.V. Therapeutics (NON)                                                             61,250
          3,325  Cardinal Health, Inc.                                                              145,535
          8,778  Caremark Rx, Inc. (NON)                                                            281,510
         10,800  Celgene Corp. (NON)                                                                628,884
         13,600  Cephalon, Inc. (NON)                                                               651,440
          2,300  Cerner Corp. (NON)                                                                  99,498
          1,000  Charles River Laboratories
                 International, Inc. (NON)                                                           45,800
         12,086  CIGNA Corp.                                                                        841,548
          4,900  Collagenex Pharmaceuticals, Inc. (NON)                                              32,095
          3,400  Conmed Corp. (NON)                                                                  89,420
          5,000  Covance, Inc. (NON)                                                                199,850
         20,592  Coventry Health Care, Inc. (NON)                                                 1,098,995
          8,314  Dade Behring Holdings, Inc. (NON)                                                  463,239
          2,055  DaVita, Inc. (NON)                                                                  64,013
          5,800  Dendreon Corp. (NON)                                                                48,778
          7,700  Eli Lilly Co.                                                                      462,385
          4,520  Eon Labs, Inc. (NON)                                                                98,084
          8,015  eResearch Technology, Inc. (NON)                                                   106,840
          7,600  Exact Sciences Corp. (NON)                                                          25,080
          6,700  Exelixis, Inc. (NON)                                                                54,002
            700  Express Scripts, Inc. Class A (NON)                                                 45,738
         10,200  First Horizon Pharmaceutical Corp. (NON)                                           204,102
            860  Forest Laboratories, Inc. (NON)                                                     38,683
            704  Gen-Probe, Inc. (NON)                                                               28,068
            900  Genentech, Inc. (NON)                                                               47,178
            147  Genesis HealthCare Corp. (NON)                                                       4,470
          5,860  Gentiva Health Services, Inc. (NON)                                                 95,928
            900  Genzyme Corp. (NON)                                                                 48,969
          1,690  Gilead Sciences, Inc. (NON)                                                         63,172
         57,273  GlaxoSmithKline PLC (United Kingdom)                                             1,234,162
          5,400  Haemonetics Corp. (NON)                                                            177,336
          1,749  Hospira, Inc. (NON)                                                                 53,519
          3,290  IDEXX Laboratories, Inc. (NON)                                                     166,935
            800  Imclone Systems, Inc. (NON)                                                         42,280
          5,575  IMS Health, Inc.                                                                   133,354
         10,700  InterMune, Inc. (NON)                                                              126,153
            495  Invitrogen Corp. (NON)                                                              27,220
          9,200  Isis Pharmaceuticals, Inc. (NON)                                                    45,080
         59,237  Johnson & Johnson                                                                3,336,820
            892  King Pharmaceuticals, Inc. (NON)                                                    10,650
          2,900  Kos Pharmaceuticals, Inc. (NON)                                                    103,269
          2,200  Laboratory Corp. of America Holdings (NON)                                          96,184
            500  Lincare Holdings, Inc. (NON)                                                        14,855
          1,894  Medco Health Solutions, Inc. (NON)                                                  58,525
          3,600  Medicines Co. (NON)                                                                 86,904
          1,000  Medicis Pharmaceutical Corp. Class A                                                39,040
            100  Medivir AB Class B (Sweden) (NON)                                                    1,292
          6,245  Medtronic, Inc.                                                                    324,116
         28,250  Merck & Co., Inc.                                                                  932,250
          2,600  Molecular Devices Corp. (NON)                                                       61,282
            900  Neurocrine Biosciences, Inc. (NON)                                                  42,444
         20,151  Novartis AG (Switzerland)                                                          939,508
          3,800  NPS Pharmaceuticals, Inc. (NON)                                                     82,764
          2,850  Onyx Pharmaceuticals, Inc. (NON)                                                   122,579
          4,200  Option Care, Inc.                                                                   64,974
          1,702  OSI Pharmaceuticals, Inc. (NON)                                                    104,605
         13,800  Owens & Minor, Inc.                                                                350,520
          7,952  PacifiCare Health Systems, Inc. (NON)                                              291,838
          6,700  Parexel International Corp. (NON)                                                  131,320
          2,000  Pediatrix Medical Group, Inc. (NON)                                                109,700
          6,800  Perrigo Co.                                                                        139,740
         92,584  Pfizer, Inc.                                                                     2,833,070
          4,300  Quality Systems, Inc. (NON)                                                        217,193
          5,800  Regeneron Pharmaceuticals, Inc. (NON)                                               50,344
          4,400  Respironics, Inc. (NON)                                                            235,136
          4,670  Roche Holding AG (Switzerland)                                                     482,600
          6,600  Sankyo Co., Ltd. (Japan)                                                           139,546
          7,405  Sanofi-Synthelabo SA (France)                                                      537,019
          3,600  Schering AG (Germany)                                                              226,653
         12,245  Select Medical Corp.                                                               164,450
         14,610  Sierra Health Services, Inc. (NON) (S)                                             700,257
            600  St. Jude Medical, Inc. (NON)                                                        45,162
          8,900  Stewart Enterprises, Inc. Class A (NON)                                             61,855
          6,800  Sybron Dental Specialties, Inc. (NON)                                              201,892
          1,184  Synthes-Stratec, Inc. (Switzerland) (NON)                                          128,995
         18,200  Takeda Chemical Industries, Ltd. (Japan)                                           825,771
          3,700  Telik, Inc. (NON)                                                                   82,510
          4,300  Terumo Corp. (Japan)                                                                97,940
            500  Triad Hospitals, Inc. (NON)                                                         17,220
          4,400  Trimeris, Inc. (S) (NON)                                                            66,220
         17,354  UnitedHealth Group, Inc.                                                         1,279,684
          2,700  Varian Medical Systems, Inc. (NON)                                                  93,339
            900  VCA Antech, Inc. (NON)                                                              18,567
         22,000  VISX, Inc. (NON)                                                                   453,200
          1,015  Watson Pharmaceuticals, Inc. (NON)                                                  29,902
          3,400  WellChoice, Inc. (NON)                                                             126,922
          5,830  WellPoint Health Networks, Inc. (NON)                                              612,675
          6,475  Wyeth                                                                              242,165
          9,900  Yamanouchi Pharmaceutical Co., Ltd.
                 (Japan)                                                                            319,819
          1,700  Zimmer Holdings, Inc. (NON)                                                        134,368
                                                                                              -------------
                                                                                                 30,196,006

Insurance (2.7%)
-----------------------------------------------------------------------------------------------------------
         19,020  ACE, Ltd. (Cayman Islands)                                                         761,941
         19,423  Aegon NV (Netherlands)                                                             209,357
          1,300  Allianz AG (Germany)                                                               130,600
         23,090  Allstate Corp.                                                                   1,108,089
          1,400  American Financial Group, Inc. (S)                                                  41,846
         12,788  American International Group, Inc.                                                 869,456
          4,050  AmerUs Group Co. (S)                                                               166,050
         36,967  Aviva PLC (United Kingdom)                                                         366,192
          2,800  Commerce Group, Inc.                                                               135,520
          3,300  Direct General Corp.                                                                95,436
          6,370  Everest Re Group, Ltd. (Bermuda)                                                   473,482
          1,860  FBL Financial Group, Inc. Class A                                                   48,713
         20,830  First American Corp.                                                               642,189
          8,712  Fortis (Belgium) (NON)                                                             207,067
          3,301  FPIC Insurance Group, Inc. (NON)                                                    85,331
         16,000  Fremont General Corp.                                                              370,400
          3,311  HCC Insurance Holdings, Inc.                                                        99,827
         26,878  ING Groep NV (Netherlands)                                                         678,223
          3,700  Landamerica Financial Group, Inc. (S)                                              168,350
          3,000  Lincoln National Corp.                                                             141,000
            845  MBIA, Inc.                                                                          49,187
          3,000  Mercury General Corp.                                                              158,670
             23  Millea Holdings, Inc. (Japan)                                                      296,370
          7,000  Mitsui Sumitomo Insurance Co., Ltd.
                 (Japan)                                                                             57,740
          2,900  Odyssey Re Holdings Corp.                                                           64,322
         12,450  Old Republic International Corp.                                                   311,624
          2,300  Progressive Corp. (The)                                                            194,925
          3,167  PXRE Group, Ltd. (Bermuda)                                                          74,139
         14,801  QBE Insurance Group, Ltd. (Australia)                                              140,398
            895  Radian Group, Inc.                                                                  41,376
        164,347  Royal & Sun Alliance Insurance Group PLC
                 (United Kingdom)                                                                   212,607
          2,292  St. Paul Travelers Cos., Inc. (The)                                                 75,774
            733  Stancorp Financial Group                                                            52,190
          8,310  Stewart Information Services                                                       327,414
          3,242  Swiss Re (Switzerland)                                                             186,604
          1,475  Topdanmark A/S (Denmark) (NON)                                                      94,801
            875  Torchmark Corp.                                                                     46,533
         11,900  UICI                                                                               389,606
          1,300  United Fire & Casualty Co.                                                          74,529
          7,160  W.R. Berkley Corp.                                                                 301,866
         12,900  Zenith National Insurance Corp.                                                    545,799
          2,634  Zurich Financial Services AG
                 (Switzerland)                                                                      375,592
                                                                                              -------------
                                                                                                 10,871,135

Investment Banking/Brokerage (0.7%)
-----------------------------------------------------------------------------------------------------------
          1,800  Affiliated Managers Group (NON)                                                     96,372
          2,200  American Capital Strategies, Ltd.                                                   68,948
          6,898  Credit Suisse Group (Switzerland)                                                  220,208
          5,436  Credit Suisse Group ADR (Switzerland)                                              173,626
          5,000  Daiwa Securities Group, Inc. (Japan)                                                31,670
          1,675  Deutsche Bank AG (Germany)                                                         120,121
         21,322  IndyMac Bancorp, Inc.                                                              771,856
         25,000  Nomura Securities Co., Ltd. (Japan)                                                321,007
         13,042  UBS AG (Switzerland)                                                               918,362
                                                                                              -------------
                                                                                                  2,722,170

Other (0.1%)
-----------------------------------------------------------------------------------------------------------
          1,000  iShares Russell 1000 Growth Index Fund                                              45,200
            700  iShares Russell 1000 Value Index Fund                                               42,392
          1,356  iShares Russell 2000 Value Index Fund                                              232,812
                                                                                              -------------
                                                                                                    320,404

Real Estate (0.9%)
-----------------------------------------------------------------------------------------------------------
          1,200  AMB Property Corp. (R)                                                              44,424
          3,990  Anworth Mortgage Asset Corp. (R)                                                    45,406
            700  Avalonbay Communities, Inc. (R)                                                     42,154
          1,800  Bedford Property Investors (R)                                                      54,612
          3,835  Boston Properties, Inc. (R)                                                        212,421
          3,186  Brandywine Realty Trust (R)                                                         90,737
          3,300  Brookfield Homes Corp.                                                              86,955
          1,677  Capital Automotive (R)                                                              52,440
          1,000  Catellus Development Corp. (R)                                                      26,510
         35,000  Cheung Kong Holdings, Ltd. (Hong Kong)                                             299,611
          1,200  Entertainment Properties Trust (R)                                                  45,360
          5,103  Equity Office Properties Trust (R)                                                 139,057
          7,290  Friedman, Billings, Ramsey Group, Inc.
                 Class A (R)                                                                        139,239
         21,994  IMPAC Mortgage Holdings, Inc. (R)                                                  578,442
          1,400  Jones Lang LaSalle, Inc. (NON)                                                      46,214
          3,245  Kilroy Realty Corp. (R)                                                            123,407
          5,200  LTC Properties, Inc. (R)                                                            93,028
          2,459  Mills Corp. (R)                                                                    127,548
          6,000  Mitsui Fudoscan Co., Ltd. (Japan)                                                   62,396
          2,100  National Health Investors, Inc. (R)                                                 59,724
          1,500  Newcastle Investment Corp. (R)                                                      46,050
          7,800  Novastar Financial, Inc. (R) (S)                                                   340,080
          1,400  Pan Pacific Retail Properties, Inc. (R)                                             75,740
          1,300  Prentiss Properties Trust (R)                                                       46,800
          1,400  RAIT Investment Trust (R)                                                           38,290
          4,700  Saxon Capital, Inc. (NON) (R)                                                      101,050
         16,000  Senior Housing Properties Trust (R)                                                285,120
            800  Simon Property Group, Inc. (R)                                                      42,904
          2,100  SL Green Realty Corp. (R)                                                          108,801
            900  Tanger Factory Outlet Centers (R)                                                   40,302
         13,400  Trizec Properties, Inc. (R)                                                        213,998
                                                                                              -------------
                                                                                                  3,708,820

Technology (8.5%)
-----------------------------------------------------------------------------------------------------------
         24,900  Accenture, Ltd. Class A (Bermuda) (NON)                                            673,545
          6,600  Acxiom Corp.                                                                       156,684
         12,035  Adobe Systems, Inc.                                                                595,371
          1,312  AGFA-Gevaert NV (Belgium)                                                           38,043
         18,728  Agilysys, Inc.                                                                     323,807
          2,100  Akamai Technologies, Inc. (NON)                                                     29,505
          8,000  ALPS Electric Co., Ltd. (Japan)                                                     95,318
            800  Amphenol Corp. (NON)                                                                27,408
          4,045  Analog Devices, Inc.                                                               156,865
          7,640  Anixter International, Inc.                                                        268,088
            800  Ansys, Inc. (NON)                                                                   39,784
          5,105  Arrow Electronics, Inc. (NON)                                                      115,271
          3,400  Ask Jeeves, Inc. (NON)                                                             111,214
          7,022  ASML Holding NV (Netherlands) (NON)                                                 90,338
         55,000  Aspect Communications Corp. (NON)                                                  546,150
         10,000  Aspen Technology, Inc. (NON)                                                        69,900
         16,500  Autodesk, Inc.                                                                     802,395
         13,000  Avaya, Inc. (NON)                                                                  181,220
          5,458  Avid Technology, Inc. (NON)                                                        255,816
          1,779  Barco NV (Belgium)                                                                 152,874
          6,550  Benchmark Electronics, Inc. (S) (NON)                                              195,190
          4,490  BMC Software, Inc. (NON)                                                            70,987
          1,000  Broadcom Corp. Class A (NON)                                                        27,290
          5,200  C-COR.net Corp. (NON)                                                               43,940
          5,600  Carreker Corp. (NON)                                                                42,616
          5,100  Catapult Communications Corp. (NON)                                                 96,084
          1,470  Checkfree Corp. (NON)                                                               40,675
         35,300  Cirrus Logic, Inc. (NON)                                                           168,381
        128,410  Cisco Systems, Inc. (NON)                                                        2,324,221
          7,823  Coinstar, Inc. (NON)                                                               182,276
          8,572  Compal Electronics, Inc. (Taiwan)                                                    8,506
          1,440  Computer Sciences Corp. (NON)                                                       67,824
          4,100  CTS Corp.                                                                           51,660
          7,900  Cypress Semiconductor Corp. (NON)                                                   69,836
         11,110  Dell, Inc. (NON)                                                                   395,516
          7,700  Digi International, Inc. (NON)                                                      88,011
          3,800  DigitalNet Holdings, Inc. (NON)                                                    114,817
          5,800  Diodes, Inc. (NON)                                                                 149,408
         18,000  Ditech Communications Corp. (NON)                                                  403,020
         11,100  Dun & Bradstreet Corp. (The) (NON)                                                 651,570
          6,300  DuPont Photomasks, Inc. (NON)                                                      107,352
          3,750  Elcoteq Network Corp. Class A (Finland)                                             69,851
         37,142  EMC Corp. (NON)                                                                    428,619
          4,385  Fiserv, Inc. (NON)                                                                 152,861
          1,000  FUNAI Electric Co., Ltd. (Japan)                                                   134,846
         14,200  Gartner, Inc. Class A (NON)                                                        165,998
          5,685  Harris Corp.                                                                       312,334
         31,097  Hewlett-Packard Co.                                                                583,069
          1,300  Hirose Electric Co., Ltd. (Japan)                                                  118,557
         35,000  Hitachi, Ltd. (Japan)                                                              211,525
          1,200  Hoya Corp. (Japan)                                                                 125,771
          1,530  Hutchinson Technology, Inc. (NON)                                                   40,897
            500  Hyperion Solutions Corp. (NON)                                                      16,995
         11,250  IBM Corp.                                                                          964,575
          2,700  Infineon Technologies AG (Germany)                                                  27,561
          2,900  Infospace, Inc. (NON)                                                              137,431
         26,500  Ingram Micro, Inc. Class A (NON)                                                   426,650
        106,483  Intel Corp. (SEG)                                                                2,136,049
          1,800  Inter-Tel, Inc.                                                                     38,916
          7,400  Intergraph Corp. (NON)                                                             201,058
          3,600  j2 Global Communications, Inc. (S) (NON)                                           113,724
          2,235  Jabil Circuit, Inc. (NON)                                                           51,405
         19,461  Koninklijke (Royal) Philips Electronics
                 NV (Netherlands)                                                                   445,633
         16,100  Kulicke & Soffa Industries, Inc. (NON)                                              90,965
          3,000  Kyocera Corp. (Japan)                                                              210,980
          1,840  Lam Research Corp. (NON)                                                            40,259
          1,770  Lexmark International, Inc. (NON)                                                  148,698
            570  LG Electronics, Inc. (South Korea)                                                  32,784
          4,665  Linear Technology Corp.                                                            169,060
         18,826  Maxim Integrated Products, Inc.                                                    796,152
          7,242  Micrel, Inc. (NON)                                                                  75,389
            890  Microchip Technology, Inc.                                                          23,888
         17,300  Microsemi Corp. (NON)                                                              243,930
        143,081  Microsoft Corp. (SEG)                                                            3,956,190
         23,000  Mitsubishi Electric Corp. (Japan)                                                  109,156
         68,310  Motorola, Inc.                                                                   1,232,312
          8,670  MTS Systems Corp.                                                                  184,238
          5,100  Murata Manufacturing Co., Ltd. (Japan)                                             245,281
          2,270  National Semiconductor Corp.                                                        35,162
          2,500  NCR Corp. (NON)                                                                    123,975
          7,000  Netgear, Inc. (S) (NON)                                                             85,540
         33,348  Nokia OYJ (Finland)                                                                458,840
            400  Obic Co., Ltd. (Japan)                                                              75,064
          6,000  Olympus Corp. (Japan)                                                              115,699
         10,300  Omron Corp. (Japan)                                                                227,591
         83,425  Oracle Corp. (NON)                                                                 941,034
          3,400  Park Electrochemical Corp.                                                          72,080
          2,785  PerkinElmer, Inc.                                                                   47,958
         13,550  Perlos OYJ (Finland)                                                               171,629
         16,700  Pixelworks, Inc. (NON)                                                             167,167
          2,877  Planar Systems, Inc. (NON)                                                          32,251
         10,800  PLX Technology, Inc. (NON)                                                          77,868
          9,000  Pomeroy Computer Resources, Inc. (NON)                                             113,940
         18,100  PTEK Holdings, Inc. (NON)                                                          155,117
         35,850  Qualcomm, Inc.                                                                   1,399,584
         12,300  RadiSys Corp. (NON)                                                                171,585
         18,561  RF Micro Devices, Inc. (S) (NON)                                                   117,677
          8,000  Rofin-Sinar Technologies, Inc. (NON)                                               235,040
          1,700  Rohm Co., Ltd. (Japan)                                                             170,926
         13,600  RSA Security, Inc. (NON)                                                           262,480
          6,540  S1 Corp. (NON)                                                                      52,189
          7,340  SanDisk Corp. (NON)                                                                213,741
          2,100  SAP AG (Germany)                                                                   327,276
          1,760  Scientific-Atlanta, Inc.                                                            45,619
          8,800  Siebel Systems, Inc. (NON)                                                          66,352
          1,500  Siliconix, Inc. (NON)                                                               53,745
          9,700  Skyworks Solutions, Inc. (NON)                                                      92,150
          8,700  SS&C Technologies, Inc.                                                            169,911
          7,600  Standard Microsystems Corp. (NON)                                                  133,076
          8,240  Storage Technology Corp. (NON)                                                     208,142
          6,075  Symantec Corp. (NON)                                                               333,396
         18,259  Taiwan Semiconductor Manufacturing Co.,
                 Ltd. (Taiwan)                                                                       23,281
          7,300  Tandberg ASA (Norway)                                                               65,907
          1,300  Tektronix, Inc.                                                                     43,225
        180,228  Telefonaktiebolaget LM Ericsson AB Class
                 B (Sweden) (NON)                                                                   559,668
         12,140  Texas Instruments, Inc.                                                            258,339
         11,707  Thomson Multimedia SA (France)                                                     245,107
         11,707  Thomson SA (Rights) (France) (NON)                                                       1
          8,500  THQ, Inc. (NON)                                                                    165,410
          5,400  Transact Technologies, Inc. (NON)                                                  139,590
          9,800  Transaction Systems Architects, Inc.
                 (NON)                                                                              182,133
          1,000  Uniden (Japan)                                                                      21,007
          5,730  United Online, Inc. (NON)                                                           55,123
          3,200  Viasat, Inc. (NON)                                                                  64,320
          2,400  W.W. Grainger, Inc.                                                                138,360
          8,328  WebEx Communications, Inc. (NON)                                                   181,717
          4,600  Websense, Inc. (NON)                                                               191,682
         42,285  Xerox Corp. (NON)                                                                  595,373
          3,500  Xilinx, Inc.                                                                        94,500
          1,400  Zebra Technology Corp. (NON)                                                        85,414
                                                                                              -------------
                                                                                                 34,556,344

Transportation (1.2%)
-----------------------------------------------------------------------------------------------------------
         10,800  America West Holdings Corp. (S) (NON)                                               58,320
              9  AP Moller - Maersk A/S (Denmark)                                                    68,963
         37,051  British Airways PLC (United Kingdom) (NON)                                         139,100
          6,315  Burlington Northern Santa Fe Corp.                                                 241,928
          6,900  CNF Transportation, Inc.                                                           282,831
          8,900  Deutsche Lufthansa AG (Germany) (NON)                                              104,110
             31  East Japan Railway Co. (Japan)                                                     160,345
         39,150  ExpressJet Holdings, Inc. (NON)                                                    391,892
          5,900  FedEx Corp.                                                                        505,571
          3,194  General Maritime Corp. (NON)                                                       111,247
          8,900  J. B. Hunt Transport Services, Inc.                                                330,546
         20,000  Kawasaki Kisen Kaisha, Ltd. (Japan)                                                136,842
         29,000  Mitsui O.S.K Lines, Ltd. (Japan)                                                   173,947
         31,000  Nippon Express Co., Ltd. (Japan)                                                   150,218
         14,000  Nippon Yusen Kabushiki Kaisha (Japan)                                               72,414
         24,600  Norfolk Southern Corp.                                                             731,604
         32,488  Qantas Airways, Ltd. (Australia)                                                    81,160
          6,700  Ryder System, Inc. (S)                                                             315,168
          7,300  SCS Transportation, Inc. (NON)                                                     138,262
         11,000  Singapore Airlines, Ltd. (Singapore)                                                71,229
          5,600  Swift Transportation Co., Inc. (NON)                                                94,192
          5,269  TPG NV (Netherlands)                                                               128,702
            660  Union Pacific Corp.                                                                 38,676
          2,785  United Parcel Service, Inc. Class B                                                211,437
            500  Yellow Roadway Corp. (NON)                                                          23,445
                                                                                              -------------
                                                                                                  4,762,149

Utilities & Power (1.8%)
-----------------------------------------------------------------------------------------------------------
          1,600  AGL Resources, Inc.                                                                 49,232
          4,300  Cleco Corp.                                                                         74,132
         15,000  Constellation Energy Group, Inc.                                                   597,600
         10,100  E.On AG (Germany)                                                                  743,124
         28,155  Edison International                                                               746,389
            885  Electrabel SA (Belgium)                                                            317,939
         47,167  Electricidade de Portugal SA (Portugal)                                            137,644
         14,600  Energen Corp.                                                                      752,630
          4,576  Entergy Corp.                                                                      277,351
         12,830  Exelon Corp.                                                                       470,733
         27,344  Iberdrola SA (Spain)                                                               567,062
          6,600  Kyushu Electric Power Co., Inc. (Japan)                                            123,675
          4,600  ONEOK, Inc.                                                                        119,692
         15,013  PG&E Corp. (NON)                                                                   456,395
          2,600  PNM Resources, Inc.                                                                 58,526
          5,634  Public Power Corp. (Greece)                                                        139,646
          4,300  Questar Corp.                                                                      197,026
          9,800  Reliant Resources, Inc. (NON)                                                       91,434
          3,000  RWE AG (Germany)                                                                   143,055
         22,653  Scottish Power PLC (United Kingdom)                                                173,166
          8,700  Sempra Energy                                                                      314,853
          5,703  Severn Trent PLC (United Kingdom)                                                   90,596
          2,710  Southwest Gas Corp.                                                                 64,905
          1,400  Texas Genco Holdings, Inc.                                                          65,310
          2,000  Tohoku Electric Power Co., Inc. (Japan)                                             32,995
          3,000  Tokyo Electric Power Co. (Japan)                                                    64,519
         79,000  Tokyo Gas Co., Ltd. (Japan)                                                        280,299
          8,500  UniSource Energy Corp.                                                             206,975
          8,326  Veolia Environnement (France)                                                      239,560
                                                                                              -------------
                                                                                                  7,596,463
                                                                                              -------------
                 Total Common stocks  (cost $230,563,701)                                      $251,098,329

U.S. government and agency mortgage obligations (14.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Federal National Mortgage Association
                 Pass-Through Certificates
        $48,675  7 1/2s, July 1, 2007                                                               $50,454
      9,115,504  7s, with due dates from February 1, 2024
                 to March 1, 2034                                                                 9,685,511
      8,364,425  6 1/2s, with due dates from October 1,
                 2024 to September 1, 2034                                                        8,788,424
     10,100,000  6 1/2s, TBA, November 1, 2034                                                   10,568,670
      2,900,000  6 1/2s, TBA, October 1, 2034                                                     3,041,375
      8,000,000  6s, TBA, November 1, 2034                                                        8,242,500
      8,000,000  6s, TBA, October 1, 2034                                                         8,272,500
      5,900,000  5 1/2s, TBA, October 1, 2034                                                     5,976,516
        341,013  5s, April 1, 2019                                                                  346,994
      4,000,000  5s, TBA, October 1, 2019                                                         4,062,500
        958,909  4s, June 1, 2019                                                                   935,573
                                                                                              -------------
                 Total U.S. government and agency mortgage obligations  (cost $59,795,744)      $59,971,017

U.S. Government Agency Obligations (0.5%) (a) (cost $2,245,976)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,928,000  Fannie Mae 7 1/4s, January 15, 2010                                             $2,237,910

U.S. treasury obligations (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $20,000  U.S. Treasury Bonds 4 1/4s, November 15,
                 2013                                                                               $20,263
      1,744,000  U.S. Treasury Notes 3 1/4s, August 15,
                 2008                                                                             1,752,720
                                                                                              -------------
                 Total U.S. treasury obligations  (cost $1,781,165)                              $1,772,983

Corporate bonds and notes (10.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (0.9%)
-----------------------------------------------------------------------------------------------------------
         $6,000  Abitibi-Consolidated Finance LP company
                 guaranty 7 7/8s, 2009                                                               $6,360
         70,000  Abitibi-Consolidated, Inc. bonds 8.55s,
                 2010 (Canada)                                                                       75,075
         25,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                            27,500
         90,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                                89,325
        125,000  Alcoa, Inc. notes 6 1/2s, 2011                                                     140,377
         25,000  Avery Dennison Corp. notes 4 7/8s, 2013                                             25,313
        165,000  Chevron Phillips Chemical Co., LLC notes
                 5 3/8s, 2007                                                                       172,655
         85,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                                  95,200
         75,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                            88,832
         25,000  Dow Chemical Co. (The) notes 5 3/4s,
                 2009                                                                                26,700
         55,000  Dow Chemical Co. (The) Pass Through
                 Trust 144A company guaranty 4.027s, 2009                                            53,228
         35,000  Eastman Chemical Co. notes 3 1/4s, 2008                                             34,253
        177,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                               198,683
         55,000  Falconbridge, Ltd. bonds 5 3/8s, 2015
                 (Canada)                                                                            55,244
        105,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                           112,875
        125,000  Georgia-Pacific Corp. company guaranty 8
                 7/8s, 2010                                                                         146,250
         35,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                            39,900
        115,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                               136,563
        120,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                             126,000
         70,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                                81,025
         20,000  ICI Wilmington, Inc. company guaranty 5
                 5/8s, 2013                                                                          20,553
         50,000  ICI Wilmington, Inc. company guaranty 4
                 3/8s, 2008                                                                          50,092
         65,000  IMC Global, Inc. company guaranty Ser.
                 B, 10 7/8s, 2008                                                                    78,813
        178,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                   198,470
         45,000  Lubrizol Corp. (The) sr. notes 5 1/2s,
                 2014                                                                                44,688
        240,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                         261,300
        115,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                     129,950
        185,000  Millennium America, Inc. company
                 guaranty 7s, 2006                                                                  191,938
         40,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                 46,834
         55,000  Norske Skog Canada, Ltd. company
                 guaranty Ser. D, 8 5/8s, 2011 (Canada)                                              59,675
         80,000  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                       78,400
         60,000  Potlatch Corp. company guaranty 10s,
                 2011                                                                                67,800
         20,000  Praxair, Inc. notes 6 3/8s, 2012                                                    22,503
         45,000  Smurfit Capital Funding PLC notes 6
                 3/4s, 2005 (Ireland)                                                                46,350
         65,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                          72,963
        145,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                               160,588
         55,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                          62,975
         25,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                          28,625
         50,000  Weyerhaeuser Co. debs. 7.95s, 2025                                                  59,573
         30,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                 33,199
         50,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                                 56,069
         15,000  WMC Finance USA company guaranty 6 1/4s,
                 2033 (Australia)                                                                    15,361
         25,000  WMC Finance USA company guaranty 5 1/8s,
                 2013 (Australia)                                                                    25,182
                                                                                              -------------
                                                                                                  3,543,259

Capital Goods (0.6%)
-----------------------------------------------------------------------------------------------------------
         45,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                          45,844
         60,000  AGCO Corp. company guaranty 9 1/2s, 2008                                            64,950
         96,410  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON)                                                         1
        115,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                      124,488
         75,000  Allied Waste North America, Inc. sr.
                 notes 7 7/8s, 2013                                                                  79,125
        125,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                        123,438
         35,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                            37,188
         10,000  Boeing Capital Corp. sr. notes 7 3/8s,
                 2010                                                                                11,618
         35,000  Boeing Co. (The) debs. 6 7/8s, 2043                                                 39,072
        130,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                         114,400
         10,000  Bunge, Ltd. Finance Corp. company
                 guaranty 7.8s, 2012                                                                 11,824
         40,000  Bunge, Ltd. Finance Corp. company
                 guaranty 4 3/8s, 2008                                                               40,286
         20,000  Bunge, Ltd. Finance Corp. notes 5 7/8s,
                 2013                                                                                21,075
         95,000  Crown Holdings SA notes 10 7/8s, 2013
                 (France)                                                                           110,438
        140,000  Crown Holdings SA notes 9 1/2s, 2011
                 (France)                                                                           156,100
         35,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                          38,938
         80,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                            93,600
         59,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                          66,228
        116,000  L-3 Communications Corp. company
                 guaranty 7 5/8s, 2012                                                              127,600
         10,000  Legrand SA debs. 8 1/2s, 2025 (France)                                              11,450
         90,000  Litton Industries, Inc. sr. notes 8s,
                 2009                                                                               104,757
         60,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                            79,341
         65,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                              74,913
         25,000  Northrop Grumman Corp. notes 4.079s,
                 2006                                                                                25,394
        356,000  Owens-Brockway Glass company guaranty 8
                 7/8s, 2009                                                                         387,150
         15,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                          16,650
         25,000  Raytheon Co. bonds 5 3/8s, 2013                                                     25,993
         30,000  Raytheon Co. debs. 7s, 2028                                                         33,876
         50,000  Raytheon Co. notes 8.3s, 2010                                                       59,773
        105,000  Raytheon Co. notes 6 3/4s, 2007                                                    114,841
         40,000  Raytheon Co. notes 4.85s, 2011                                                      40,724
         35,000  Sealed Air Corp. 144A bonds 6 7/8s, 2033                                            37,362
         45,000  Sealed Air Corp. 144A notes 5 5/8s, 2013                                            46,266
        150,000  Sequa Corp. sr. notes Ser. B, 8 7/8s,
                 2008                                                                               162,750
         70,000  Tekni-Plex, Inc. company guaranty Ser.
                 B, 12 3/4s, 2010                                                                    58,625
         60,000  Waste Management, Inc. sr. notes 7 3/8s,
                 2010                                                                                69,258
                                                                                              -------------
                                                                                                  2,655,336

Communication Services (0.9%)
-----------------------------------------------------------------------------------------------------------
         22,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                           24,915
          7,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                           7,210
        100,000  American Cellular Corp. sr. notes Ser.
                 B, 10s, 2011                                                                        81,000
         75,000  American Tower Corp. sr. notes 9 3/8s,
                 2009                                                                                79,500
         95,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                              102,727
          5,000  AT&T Wireless Services, Inc. notes 8
                 1/8s, 2012                                                                           6,042
         80,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                         105,042
        130,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                         154,023
        140,000  Bell Atlantic Financial Services notes
                 Ser. A, 7.6s, 2007                                                                 153,858
         60,000  Bellsouth Capital Funding notes 7 3/4s,
                 2010                                                                                69,881
         70,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                      73,675
         45,000  Centennial Cellular Operating Co., LLC
                 sr. sub. notes 10 3/4s, 2008                                                        46,800
        110,000  Cincinnati Bell, Inc. company guaranty 7
                 1/4s, 2013                                                                         105,875
        100,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                                 115,000
         80,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                                 95,887
        110,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030
                 (Netherlands)                                                                      141,390
         85,000  Dobson Communications Corp. sr. notes 10
                 7/8s, 2010                                                                          62,263
         85,000  Eircom Funding notes 8 1/4s, 2013
                 (Ireland)                                                                           93,075
         10,000  France Telecom notes 9 1/4s, 2031
                 (France)                                                                            13,259
        180,000  France Telecom notes 7 3/4s, 2011
                 (France)                                                                           215,474
         45,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                    58,112
         85,000  New England Telephone & Telegraph Co.
                 debs. 7 7/8s, 2029                                                                 102,490
         50,000  Nextel Communications, Inc. sr. notes 6
                 7/8s, 2013                                                                          52,000
        165,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                        161,700
         96,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                               111,120
        230,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                253,000
         85,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011                                                                          98,203
        115,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                         120,623
         35,000  Sprint Capital Corp. company guaranty 6
                 1/8s, 2008                                                                          37,778
         10,000  Sprint Capital Corp. notes 8 3/8s, 2012                                             12,111
         85,000  Telecom Italia Capital 144A company
                 guaranty 6 3/8s, 2033 (Luxembourg)                                                  87,793
         50,000  Telecom Italia Capital 144A company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                                  50,935
         70,000  Telecom Italia Capital 144A company
                 guaranty 4s, 2008 (Luxembourg)                                                      70,393
         90,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                           106,054
        100,000  Triton PCS, Inc. company guaranty 9
                 3/8s, 2011                                                                          71,750
         35,000  United States Cellular Corp. notes 6.7s,
                 2033                                                                                34,946
         45,000  Verizon New England, Inc. sr. notes 6
                 1/2s, 2011                                                                          49,641
         90,000  Verizon Pennsylvania Inc. debs. 8.35s,
                 2030                                                                               113,904
         70,000  Vodafone Group PLC notes 7 7/8s, 2030
                 (United Kingdom)                                                                    88,378
         10,000  Vodafone Group PLC notes 7 3/4s, 2010
                 (United Kingdom)                                                                    11,731
        115,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                               117,300
                                                                                              -------------
                                                                                                  3,556,858

Conglomerates (0.1%)
-----------------------------------------------------------------------------------------------------------
         85,000  Textron Financial Corp. notes 6s, 2009                                              93,500
         80,000  Tyco International Group SA company
                 guaranty 7s, 2028 (Luxembourg)                                                      90,258
         70,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                  78,756
                                                                                              -------------
                                                                                                    262,514

Consumer Cyclicals (1.4%)
-----------------------------------------------------------------------------------------------------------
         20,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                       22,700
         92,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                               105,800
         57,000  Beazer Homes USA, Inc. company guaranty
                 8 5/8s, 2011                                                                        62,700
         75,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                                80,438
         30,000  CanWest Media, Inc. sr. sub. notes 10
                 5/8s, 2011 (Canada)                                                                 34,050
        110,000  Cendant Corp. notes 6 1/4s, 2010                                                   119,614
         35,000  Cendant Corp. sr. notes 7 3/8s, 2013                                                40,520
         80,000  Coinmach Corp. sr. notes 9s, 2010                                                   82,800
         40,000  Collins & Aikman Products company
                 guaranty 10 3/4s, 2011                                                              40,000
         75,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                                85,125
        185,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           188,700
        160,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 8s, 2010                                                                  186,024
         75,000  DaimlerChrysler NA Holding Corp. company
                 guaranty Ser. D, 3.4s, 2004                                                         75,171
         95,000  Dana Corp. notes 9s, 2011                                                          114,475
         80,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                          85,600
         95,000  Dura Operating Corp. company guaranty
                 Ser. D, 9s, 2009                                                                    84,788
         40,000  Federated Department Stores, Inc. sr.
                 notes 6 5/8s, 2011                                                                  44,690
         14,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                            14,700
         85,000  Ford Motor Co. debs. 9.98s, 2047                                                   104,642
        110,000  Ford Motor Credit Corp. notes 7 7/8s,
                 2010                                                                               122,689
         95,000  Ford Motor Credit Corp. notes 6 1/2s,
                 2007                                                                               100,665
         70,000  General Motors Acceptance Corp. bonds
                 8s, 2031                                                                            72,449
         25,000  General Motors Acceptance Corp. notes 6
                 1/8s, 2006                                                                          26,135
         30,000  General Motors Corp. debs. 8 3/8s, 2033                                             31,886
         68,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                        64,090
         45,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                             45,358
         55,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                              65,175
         85,000  Hilton Hotels Corp. notes 7 5/8s, 2012                                              99,025
         47,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                            48,351
         73,944  Hollinger Participation Trust 144A sr.
                 notes 12 1/8s, 2010 (Canada) (PIK)                                                  86,145
         60,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                                61,500
         95,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                      101,650
         25,000  JC Penney Co., Inc. debs. 7.95s, 2017                                               28,875
        105,000  JC Penney Co., Inc. debs. 7.65s, 2016                                              119,175
          5,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                               5,288
        145,000  JC Penney Co., Inc. notes 8s, 2010                                                 165,119
        130,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                         144,950
         35,000  Jostens, Inc. sr. sub. notes 12 3/4s,
                 2010                                                                                39,175
         95,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                        97,138
         55,000  KB Home sr. sub. notes 9 1/2s, 2011                                                 61,188
         70,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                                74,025
         85,000  Mandalay Resort Group sr. sub. notes
                 Ser. B, 10 1/4s, 2007                                                               96,475
         25,000  May Department Stores Co. (The) 144A notes 5
                 3/4s, 2014                                                                          25,767
         95,000  MGM Mirage, Inc. company guaranty 8
                 3/8s, 2011                                                                         104,856
        105,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                 108,938
         35,000  Nordstrom, Inc. debs. 6.95s, 2028                                                   38,730
         80,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                      36,400
         40,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                            44,500
         90,000  Park Place Entertainment Corp. sr. sub.
                 notes 9 3/8s, 2007                                                                 100,350
        100,000  Park Place Entertainment Corp. sr. sub.
                 notes 7 7/8s, 2005                                                                 105,250
        110,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                                 120,588
        130,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                               130,000
         85,000  PRIMEDIA, Inc. company guaranty 7 5/8s,
                 2008                                                                                83,938
         95,000  Pulte Homes, Inc. company guaranty 7
                 7/8s, 2011                                                                         110,613
         60,000  RadioShack Corp. notes 7 3/8s, 2011                                                 69,057
        125,000  RH Donnelley Finance Corp. I 144A sr.
                 notes 8 7/8s, 2010                                                                 141,250
         30,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                                32,550
         40,000  Ryland Group, Inc. sr. notes 9 3/4s,
                 2010                                                                                44,100
        100,000  Saks, Inc. company guaranty 7 1/2s, 2010                                           107,000
         47,000  Saks, Inc. company guaranty 7s, 2013                                                47,940
         90,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                 101,813
         30,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                  32,325
         85,000  Station Casinos, Inc. sr. notes 6s, 2012                                            87,125
        155,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                   176,700
         80,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006                                                              69,000
        116,000  TRW Automotive, Inc. sr. notes 9 3/8s,
                 2013                                                                               132,530
         55,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                        60,638
         55,000  Venetian Casino Resort, LLC company
                 guaranty 11s, 2010                                                                  63,663
        135,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                         144,956
         65,000  Von Hoffman Press, Inc. company guaranty
                 10 1/4s, 2009                                                                       72,069
        105,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                      118,913
         33,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                              37,373
                                                                                              -------------
                                                                                                  5,877,995

Consumer Staples (1.3%)
-----------------------------------------------------------------------------------------------------------
        240,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                   220,800
         70,000  Archer Daniels Midland Co. debs. 8 1/8s,
                 2012                                                                                86,423
         60,000  Armkel, LLC/Armkel Finance sr. sub.
                 notes 9 1/2s, 2009                                                                  65,400
        180,000  AT&T Broadband Corp. company guaranty 8
                 3/8s, 2013                                                                         217,978
         85,000  Cadbury Schweppes US Finance, LLC 144A
                 notes 3 7/8s, 2008                                                                  85,171
         90,000  Chancellor Media Corp. company guaranty
                 8s, 2008                                                                           102,063
         85,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                                68,850
        295,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                           229,363
         55,000  Clear Channel Communications, Inc. sr.
                 notes 5 3/4s, 2013                                                                  56,491
         85,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                             100,197
         20,000  ConAgra Foods, Inc. notes 6 3/4s, 2011                                              22,503
         65,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                           71,744
         45,000  Cox Communications, Inc. notes 7 3/4s,
                 2010                                                                                50,151
         35,000  Cox Enterprises, Inc. 144A notes 8s,
                 2007                                                                                37,564
        255,000  CSC Holdings, Inc. debs. Ser. B, 8 1/8s,
                 2009                                                                               270,938
         46,867  CVS Corp. 144A pass-through certificates
                 6.117s, 2013                                                                        50,582
         55,000  Dean Foods Co. sr. notes 8.15s, 2007                                                59,813
         95,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                       104,738
        100,000  Delhaize America, Inc. company guaranty
                 8 1/8s, 2011                                                                       114,202
         40,000  Diageo PLC company guaranty 8s, 2022
                 (United Kingdom)                                                                    51,382
        110,000  DirecTV Holdings, LLC sr. notes 8 3/8s,
                 2013                                                                               125,125
         95,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                          90,963
         55,000  Dole Food Co. sr. notes 8 5/8s, 2009                                                59,950
        200,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                               202,500
         20,000  Foster's Finance Corp. 144A notes 4
                 7/8s, 2014                                                                          19,819
         55,000  Fred Meyer, Inc. Holding Co. company
                 guaranty 7.45s, 2008                                                                61,431
          5,000  Grand Metro Investment Corp. company
                 guaranty 9s, 2011                                                                    6,328
        100,000  Hormel Foods Corp. notes 6 5/8s, 2011                                              112,220
         50,000  Insight Midwest LP/Insight Capital, Inc.
                 sr. notes 10 1/2s, 2010                                                             54,750
         75,000  Johnson (SC) & Son, Inc. 144A bonds 5
                 3/4s, 2033                                                                          74,786
         25,000  Jones Intercable, Inc. sr. notes 7 5/8s,
                 2008                                                                                27,763
        225,000  Kraft Foods, Inc. notes 5 5/8s, 2011                                               237,657
          5,000  Kraft Foods, Inc. notes 4 5/8s, 2006                                                 5,142
        145,000  Land O'Lakes, Inc. sr. notes 8 3/4s,
                 2011                                                                               134,850
         70,000  Liberty Media Corp. sr. notes 5.7s, 2013                                            69,204
         60,000  Miller Brewing Co. 144A notes 5 1/2s,
                 2013                                                                                62,466
         55,000  Miller Brewing Co. 144A notes 4 1/4s,
                 2008                                                                                55,910
         55,000  News America Holdings, Inc. company
                 guaranty 9 1/4s, 2013                                                               70,659
         25,000  News America, Inc. company guaranty 4
                 3/4s, 2010                                                                          25,453
        105,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                       107,625
         35,000  Premium Standard Farms, Inc. sr. notes 9
                 1/4s, 2011                                                                          36,575
        110,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                      127,050
         70,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                              66,500
         20,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                   17,500
        150,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                              153,750
         70,000  Royal Caribbean Cruises, Ltd. sr. notes
                 8 3/4s, 2011 (Liberia)                                                              81,725
         25,000  Sbarro, Inc. company guaranty 11s, 2009                                             23,375
         85,000  Sinclair Broadcast Group, Inc. company
                 guaranty 8s, 2012                                                                   88,188
        180,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                             169,200
         75,000  TCI Communications, Inc. debs. 9.8s,
                 2012                                                                                95,628
         35,000  TCI Communications, Inc. debs. 8 3/4s,
                 2015                                                                                43,626
         30,000  TCI Communications, Inc. debs. 7 7/8s,
                 2013                                                                                35,115
         30,000  Time Warner, Inc. debs. 9.15s, 2023                                                 38,663
        225,000  Time Warner, Inc. debs. 9 1/8s, 2013                                               281,709
         35,000  Tyson Foods, Inc. notes 7 1/4s, 2006                                                37,535
         80,000  Tyson Foods, Inc. notes 6 5/8s, 2004                                                80,000
         30,000  USA Interactive notes 7s, 2013                                                      32,832
         75,000  Vivendi Universal SA sr. notes 9 1/4s,
                 2010 (France)                                                                       88,500
         95,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                      100,700
         70,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                        67,025
         55,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                  56,650
         30,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                            37,301
                                                                                              -------------
                                                                                                  5,430,101

Energy (0.5%)
-----------------------------------------------------------------------------------------------------------
         40,000  Amerada Hess Corp. notes 7 3/8s, 2009                                               44,954
         10,000  Amerada Hess Corp. unsub notes 6.65s,
                 2011                                                                                11,041
         45,000  AmeriGas Partners LP/AmeriGas Eagle
                 Finance Corp. sr. notes 8 7/8s, 2011                                                49,613
         45,000  Anadarko Finance Co. company guaranty
                 Ser. B, 6 3/4s, 2011                                                                50,964
         50,000  Arch Western Finance, LLC 144A sr. notes
                 7 1/2s, 2013                                                                        53,750
         40,000  Bluewater Finance, Ltd. company guaranty
                 10 1/4s, 2012 (Cayman Islands)                                                      43,400
        110,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         117,150
        135,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                           154,238
         10,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                        10,900
        155,000  Conoco Funding Co. company guaranty
                 6.35s, 2011                                                                        172,861
         55,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                                60,363
         34,000  El Paso Energy Partners LP company
                 guaranty Ser. B, 8 1/2s, 2011                                                       38,250
         15,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                        16,725
         30,000  Enterprise Products Operating LP 144A
                 sr. notes 5.6s, 2014                                                                30,228
         35,000  Enterprise Products Operating LP 144A
                 sr. notes 4 5/8s, 2009                                                              35,291
         15,000  Enterprise Products Operating LP 144A
                 sr. notes 4s, 2007                                                                  15,087
         35,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                          37,800
         60,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                          67,118
        200,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                                 203,928
         70,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                          71,963
         73,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                          82,125
         85,000  Occidental Petroleum Corp. debs. 10
                 1/8s, 2009                                                                         106,832
         35,000  Ocean Energy, Inc. company guaranty 7
                 1/4s, 2011                                                                          39,754
         25,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                               26,625
         30,000  Petro-Canada, Ltd. bonds 5.35s, 2033
                 (Canada)                                                                            26,997
         55,000  Phillips Petroleum Co. notes 8 3/4s,
                 2010                                                                                67,674
         20,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                               22,450
         95,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                    104,500
         85,000  Schlumberger Technology Corp. 144A notes
                 6 1/2s, 2012                                                                        95,381
         70,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                         76,650
         30,000  Sunoco, Inc. notes 4 7/8s, 2014                                                     29,703
         50,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                          55,500
         15,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                             17,622
                                                                                              -------------
                                                                                                  2,037,437

Financial (1.8%)
-----------------------------------------------------------------------------------------------------------
         70,000  Ace INA Holdings, Inc. company guaranty
                 8.3s, 2006                                                                          76,404
         45,000  Allfirst Financial Inc. sub. notes 7.2s,
                 2007                                                                                49,613
        240,000  American General Corp. notes 7 1/2s,
                 2010                                                                               280,330
        215,000  Archstone-Smith Operating Trust notes
                 5s, 2007 (R)                                                                       223,093
         60,000  AXA Financial, Inc. sr. notes 7 3/4s,
                 2010                                                                                70,353
        330,000  Bank of America Corp. sub. notes 7.4s,
                 2011                                                                               384,597
         25,000  Bank of New York Co., Inc. (The) sr.
                 sub. notes FRN 3.4s, 2013                                                           24,482
         95,000  Bank One Corp. sub. notes 7.6s, 2007                                               105,114
        245,000  Bank United Corp. sub. notes 8 7/8s,
                 2007                                                                               275,608
         40,000  Barclays Bank PLC 144A FRN 6.86s, 2049
                 (United Kingdom)                                                                    44,034
         25,000  Bear Stearns Cos., Inc. (The) notes
                 7.8s, 2007                                                                          27,951
         10,000  Capital One Bank notes 6 1/2s, 2013                                                 10,935
         20,000  Capital One Bank notes Ser. BKNT, 4
                 7/8s, 2008                                                                          20,715
         55,000  Capital One Bank sr. notes Ser. BKNT,
                 6.7s, 2008                                                                          60,283
         30,000  Capital One Financial Corp. notes 7
                 1/4s, 2006                                                                          31,736
         30,000  CenterPoint Properties Trust notes Ser.
                 MTN, 4 3/4s, 2010                                                                   30,126
         40,000  CIT Group, Inc. sr. notes 5s, 2014                                                  39,840
        155,000  Citigroup, Inc. debs. 6 5/8s, 2028                                                 170,985
        285,000  Citigroup, Inc. notes 6 1/2s, 2011                                                 319,744
         30,000  Colonial Properties Trust notes 6 1/4s,
                 2014 (R)                                                                            31,583
         45,000  Countrywide Capital III company guaranty
                 Ser. B, 8.05s, 2027                                                                 51,791
         20,000  Credit Suisse First Boston USA, Inc.
                 notes 6 1/8s, 2011                                                                  21,790
         45,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                              48,600
         25,000  Developers Diversified Realty Corp.
                 notes 4 5/8s, 2010 (R)                                                              24,859
         90,000  Equity One, Inc. company guaranty 3
                 7/8s, 2009                                                                          87,306
         90,000  Executive Risk Capital Trust company
                 guaranty Class B, 8.675s, 2027                                                     103,946
        202,500  Finova Group, Inc. notes 7 1/2s, 2009                                              100,997
        115,000  First Chicago NBD Corp. sub. notes 6
                 3/8s, 2009                                                                         128,467
        185,000  First Union National Bank sub. notes
                 7.8s, 2010                                                                         217,910
         50,000  Fleet Capital Trust V bank guaranty FRN
                 2.910s, 2028                                                                        49,990
        150,000  Franchise Finance Corp. of America sr.
                 notes 8 3/4s, 2010 (R)                                                             187,469
         60,000  Fund American Cos. Inc. notes 5 7/8s,
                 2013                                                                                61,435
         30,000  General Electric Capital Corp. notes
                 Ser. A, 6 3/4s, 2032                                                                34,527
        225,000  General Electric Capital Corp. notes
                 Ser. A, 6s, 2012                                                                   247,196
         75,000  Goldman Sachs Group, Inc. (The) notes 4
                 3/4s, 2013                                                                          73,460
         30,000  Greenpoint Capital Trust I company
                 guaranty 9.1s, 2027                                                                 35,037
         65,000  Hartford Financial Services Group, Inc.
                 (The) sr. notes 7.9s, 2010                                                          76,639
         10,000  Heller Financial, Inc. notes 7 3/8s,
                 2009                                                                                11,555
         35,000  Heritage Property Investment Trust 144A
                 notes 5 1/8s, 2014                                                                  34,109
         85,000  Hospitality Properties Trust notes 6
                 3/4s, 2013 (R)                                                                      91,388
         70,000  Household Finance Corp. notes 8s, 2010                                              82,739
        320,000  Household Finance Corp. notes 7s, 2012                                             366,220
         25,000  HRPT Properties Trust bonds 5 3/4s, 2014
                 (R)                                                                                 25,212
         25,000  HRPT Properties Trust notes 6 1/4s, 2016
                 (R)                                                                                 25,879
        105,000  HSBC Capital Funding LP 144A bank
                 guaranty FRB 9.547s, 2049 (Jersey)                                                 132,244
         70,000  International Lease Finance Corp. notes
                 4.35s, 2008                                                                         71,230
         70,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                            79,750
         85,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                                 90,648
         30,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                 30,989
         80,000  John Hancock Financial Services, Inc.
                 sr. notes 5 5/8s, 2008                                                              85,362
         25,000  John Hancock Global Funding II 144A
                 notes 7.9s, 2010                                                                    29,528
         90,000  JPMorgan Chase & Co. sub. notes 6 5/8s,
                 2012                                                                               101,019
         25,000  JPMorgan Chase & Co. sub. notes 5 1/8s,
                 2014                                                                                25,131
         25,000  Kimco Realty Corp. notes Ser. MTNC,
                 5.19s, 2013 (R)                                                                     25,268
         40,000  Lehman Brothers Holdings, Inc. notes 6
                 5/8s, 2012                                                                          44,740
         70,000  Liberty Mutual Insurance 144A notes
                 7.697s, 2097                                                                        73,001
         10,000  Merrill Lynch & Co., Inc. notes Ser. B,
                 4 3/4s, 2009                                                                        10,296
         30,000  MetLife, Inc. sr. notes 6 1/8s, 2011                                                32,785
         40,000  Morgan Stanley Dean Witter & Co. sr.
                 notes 6 3/4s, 2011                                                                  44,822
        140,000  National City Bank sub. notes Ser. BKNT,
                 6 1/4s, 2011                                                                       152,885
        110,000  National Westminster Bank sub. notes 7
                 3/8s, 2009 (United Kingdom)                                                        127,118
         25,000  Nationwide Financial Services, Inc.
                 notes 5 5/8s, 2015                                                                  25,999
         45,000  Nationwide Mutual Insurance Co. 144A
                 notes 8 1/4s, 2031                                                                  55,787
        105,000  Nordea Bank Finland PLC sub. notes 6
                 1/2s, 2009 (Finland)                                                               115,983
         30,000  OneAmerica Financial Partners, Inc. 144A
                 bonds 7s, 2033                                                                      30,793
        100,000  PNC Funding Corp. bonds 5 1/4s, 2015                                               101,509
         55,000  Popular North America, Inc. sub. notes 3
                 7/8s, 2008                                                                          54,969
         85,000  Principal Life Global Funding I 144A
                 sec. notes 5 1/4s, 2013                                                             87,293
         40,000  Protective Life Corp. notes 4.3s, 2013                                              38,239
        110,000  Prudential Insurance Co. 144A notes
                 8.3s, 2025                                                                         139,915
         35,000  Simon Property Group LP 144A notes 5
                 5/8s, 2014 (R)                                                                      35,862
        100,000  St. Paul Co., Inc. (The) sr. notes 5
                 3/4s, 2007                                                                         105,734
         85,000  State Street Capital Trust II FRN
                 2.211s, 2008                                                                        85,458
         60,000  Suncorp-Metway, Ltd. 144A FRB 3 1/2s,
                 2013 (Australia)                                                                    58,927
         30,000  Travelers Property Casualty Corp. sr.
                 notes 3 3/4s, 2008                                                                  30,225
        135,000  UBS AG/Jersey Branch FRN 4.91s, 2008
                 (United Kingdom)                                                                   140,400
         60,000  UBS Preferred Funding Trust I FRB
                 8.622s, 2049                                                                        72,438
         95,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012 (R)                                                              108,300
         10,000  Ventas Realty LP/Capital Corp. company
                 guaranty 8 3/4s, 2009 (R)                                                           11,150
         45,000  Vornado Realty Trust notes 4 3/4s, 2010 (R)                                         45,008
         90,000  Wachovia Corp. sub. notes 5 1/4s, 2014                                              92,002
        115,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         129,950
         60,000  Westpac Capital Trust III 144A sub.
                 notes FRN 5.819s, 2049                                                              62,726
         30,000  XL Capital Europe PLC company guaranty 6
                 1/2s, 2012 (United Kingdom)                                                         32,961
                                                                                              -------------
                                                                                                  7,284,491

Health Care (0.3%)
-----------------------------------------------------------------------------------------------------------
        150,000  American Home Products Corp. notes
                 6.95s, 2011                                                                        166,798
        100,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         110,500
         45,000  Bayer Corp. 144A FRB 6.2s, 2008                                                     48,302
         10,000  Hanger Orthopedic Group, Inc. company
                 guaranty 10 3/8s, 2009                                                               9,200
        137,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                   154,935
         49,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                            49,735
        128,000  Healthsouth Corp. sr. notes 7s, 2008                                               127,200
         40,000  Hospira, Inc. notes 4.95s, 2009                                                     41,007
         75,000  MQ Associates, Inc. 144A sr. disc. notes
                 zero %, 2012                                                                        46,313
        130,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                               130,650
         78,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                              89,310
          7,000  Service Corp. International notes 6s,
                 2005                                                                                 7,193
         45,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                                49,613
                                                                                              -------------
                                                                                                  1,030,756

Other (0.9%)
-----------------------------------------------------------------------------------------------------------
      3,725,000  Dow Jones CDX HY 144A pass-through
                 certificates 7 3/4s, 2009                                                        3,771,563

Technology (0.2%)
-----------------------------------------------------------------------------------------------------------
         33,000  Avaya, Inc. sec. sr. notes 11 1/8s, 2009                                            38,115
         25,000  Computer Associates International, Inc.
                 sr. notes Ser. B, 6 3/8s, 2005                                                      25,563
         35,000  Fiserv, Inc. notes 4s, 2008                                                         35,413
        100,000  Iron Mountain, Inc. sr. sub. notes 8
                 1/4s, 2011                                                                         104,375
        210,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                               170,100
         20,000  Motorola, Inc. notes 7 5/8s, 2010                                                   23,405
         50,000  Motorola, Inc. notes 4.608s, 2007                                                   51,372
        130,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                           132,600
         46,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                           51,520
         65,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                  68,900
         35,000  SunGard Data Systems, Inc. bonds 4 7/8s,
                 2014                                                                                34,370
         48,000  Unisys Corp. sr. notes 8 1/8s, 2006                                                 51,180
          5,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                   5,400
        160,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                 167,200
                                                                                              -------------
                                                                                                    959,513
Transportation (0.2%)
-----------------------------------------------------------------------------------------------------------
        140,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                              113,400
         16,522  Continental Airlines, Inc. pass-through
                 certificates Ser. 97-4A, 6.9s, 2018                                                 15,943
         88,811  Continental Airlines, Inc. pass-through
                 certificates Ser. 98-1A, 6.648s, 2017                                               83,038
         45,000  CSX Corp. notes 6 3/4s, 2011                                                        49,967
         20,000  CSX Corp. notes 6 1/4s, 2008                                                        21,682
        130,000  Delta Air Lines, Inc. notes 7.9s, 2009                                              36,400
         60,000  FedEx Corp. notes 2.65s, 2007                                                       59,072
        100,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                              109,000
         20,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                               20,450
         85,000  Norfolk Southern Corp. notes 7.05s, 2037                                            96,085
         30,000  Norfolk Southern Corp. sr. notes 6 3/4s,
                 2011                                                                                33,693
         25,618  Northwest Airlines Corp. pass-through
                 certificates Ser. 99-2A, 7.575s, 2019                                               25,508
         80,000  Union Pacific Corp. notes 7 3/8s, 2009                                              91,419
        190,000  United AirLines, Inc. debs. 9 1/8s, 2012
                 (In default) (NON)                                                                  11,163
                                                                                              -------------
                                                                                                    766,820

Utilities & Power (1.0%)
-----------------------------------------------------------------------------------------------------------
         25,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                        26,019
         35,000  AEP Texas North Co. sr. notes Ser. B, 5
                 1/2s, 2013                                                                          36,384
        155,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                               174,763
         70,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                          77,350
         30,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                       34,350
         15,000  American Electric Power Co., Inc. notes
                 Ser. A, 6 1/8s, 2006                                                                15,726
         75,000  Arizona Public Services Co. notes 6
                 1/2s, 2012                                                                          83,263
        150,000  Calpine Corp. 144A sec. notes 8 1/2s,
                 2010                                                                               114,750
         20,000  CenterPoint Energy Resources Corp. debs.
                 8.9s, 2006                                                                          22,303
         50,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                        58,008
         80,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                          94,302
         60,000  Cleveland Electric Illuminating Co.
                 (The) sr. notes 5.65s, 2013                                                         62,086
         65,000  CMS Energy Corp. sr. notes 9 7/8s, 2007                                             72,231
         20,000  CMS Energy Corp. sr. notes 7 5/8s, 2004                                             20,100
         95,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                          97,786
         30,000  Consumers Energy Co. bonds 6 1/4s, 2006                                             31,627
         40,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                                  40,153
         75,000  Dominion Resources, Inc. notes 5 1/8s,
                 2009                                                                                78,044
         80,000  Dominion Resources, Inc. unsub. notes
                 5.7s, 2012                                                                          84,122
         60,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                    63,600
         65,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                          66,717
        110,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                         129,466
        100,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                                95,250
        100,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                               116,500
         50,000  El Paso Corp. sr. notes 7 3/8s, 2012                                                48,250
        185,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                         161,413
         95,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011                                                                        107,327
         35,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033                                                                         36,689
         25,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                          25,050
         25,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                    26,604
         80,000  Kinder Morgan, Inc. sr. notes 6 1/2s,
                 2012                                                                                87,636
        100,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                         109,000
         80,000  Monongahela Power Co. 1st mtge. 5s, 2006                                            82,775
         30,000  National Fuel Gas Co. notes 5 1/4s, 2013                                            30,724
         80,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                 92,000
         65,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010                                                                        76,813
        120,000  Northern States Power Co. mtge. Ser. B,
                 8s, 2012                                                                           146,597
         45,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                          52,946
         60,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                          66,423
         50,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                         50,473
         30,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                          29,727
         15,000  Pacific Gas & Electric Co. 1st. mtge.
                 4.2s, 2011                                                                          14,805
         45,000  PacifiCorp Sinking Fund 1st mtge. 5.45s,
                 2013                                                                                47,376
         40,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                             41,881
         30,000  Potomac Edison Co. 1st mtge. 8s, 2024                                               30,682
         96,988  Power Receivable Finance, LLC 144A sr.
                 notes 6.29s, 2012                                                                  101,635
         30,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                       33,618
        115,000  Progress Energy, Inc. sr. notes 6.05s,
                 2007                                                                               121,665
         25,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                    25,275
         60,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                              65,072
         45,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                          50,336
         25,000  Rochester Gas & Electric notes 6 3/8s,
                 2033                                                                                26,669
         40,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                            41,572
         25,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                            25,427
         30,000  Tampa Electric Co. notes 6 7/8s, 2012                                               33,678
        145,000  Teco Energy, Inc. notes 7.2s, 2011                                                 154,425
         20,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                        20,750
         35,000  Western Energy, Inc. sr. notes Ser. *, 7
                 1/8s, 2009                                                                          38,669
         40,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                          44,341
         94,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         107,077
         15,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                                16,763
        200,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                               219,000
         33,477  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                      3
                                                                                              -------------
                                                                                                  4,186,066
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $39,362,633)                            $41,362,709

Collateralized mortgage obligations (3.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $493,776  Asset Securitization Corp. Ser. 96-D3,
                 Class A1C, 7.4s, 2026                                                             $529,682
      2,078,000  Banc of America Commercial Mortgage,
                 Inc. 144A Ser. 04-4, Interest Only
                 (IO), 0.526s, 2019                                                                  30,848
                 Banc of America Large Loan 144A
        103,000  FRN Ser. 02-FL2A, Class L1, 4.696s, 2014                                           103,104
      5,653,832  Ser. 03-BBA2, Class X1A, IO, 0.806s,
                 2015                                                                                37,692
        129,000  Banc of America Structured Security
                 Trust 144A Ser. 02-X1, Class A3, 5.436s,
                 2033                                                                               135,589
        648,500  Bayview Commercial Asset Trust 144A Ser.
                 04-2, IO, 0.72s, 2034                                                               52,792
                 Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A
        100,000  Ser. 04-ESA, Class K, 4.258s, 2016                                                 100,000
        100,000  Ser. 04-HS2A, Class G, 3.158s, 2016                                                100,000
        428,822  Chase Commercial Mortgage Securities
                 Corp. Ser. 00-1, Class A1, 7.656s, 2032                                            441,022
                 Chase Commercial Mortgage Securities
                 Corp. 144A
        222,000  Ser. 98-1, Class F, 6.56s, 2030                                                    242,602
         56,000  Ser. 98-1, Class G, 6.56s, 2030                                                     59,500
                 Commercial Mortgage Acceptance Corp.
        186,000  Ser. 97-ML1, Class A3, 6.57s, 2030                                                 199,136
        220,000  Ser. 97-ML1, Class A2, 6.53s, 2030                                                 222,200
      3,284,901  Ser. 97-ML1, IO, 0.84s, 2017                                                        72,370
                 CS First Boston Mortgage Securities
                 Corp. 144A
         55,000  FRB Ser. 03-TF2A, Class L, 5.76s, 2014                                              54,643
      2,998,336  Ser. 04-C3, Class AX, IO, 0.089s, 2036                                              50,477
      2,982,058  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 1.091s,
                 2031                                                                                77,093
        220,000  DLJ Commercial Mortgage Corp. 144A Ser.
                 99-CG2, Class B3, 6.1s, 2032                                                       233,895
                 Fannie Mae
        153,689  Ser. 04-10, Class QC, 22.14s, 2031                                                 186,741
         11,916  Ser. 02-36, Class SJ, 16.088s, 2029                                                 13,014
        198,577  Ser. 04-4, Class QM, 10.97s, 2033                                                  198,850
        112,098  Ser. 04-T3, Class PT1, 10.228s, 2044                                               129,655
         76,852  Ser. 03-W6, Class PT1, 9.415s, 2042                                                 87,601
         27,474  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                  29,700
            372  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                    402
            102  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                     111
        643,719  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                 695,115
        315,542  Ser. 02-14, Class A2, 7 1/2s, 2042                                                 341,405
         63,569  Ser. 02-26, Class A2, 7 1/2s, 2048                                                  68,985
        105,189  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                 113,632
         48,727  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                 52,840
        209,969  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                227,860
          4,779  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                  5,186
        246,256  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 266,185
        602,693  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                 649,913
        103,440  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                 111,503
        383,397  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                 415,715
        113,964  Ser. 02-W4, Class A5, 7 1/2s, 2042                                                 123,610
            461  Ser. 02-W7, Class A5, 7 1/2s, 2029                                                     500
        262,733  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                285,279
        131,953  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                143,212
          8,028  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                  8,705
        185,672  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                 201,459
         10,202  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                  11,025
        781,376  Ser. 03-118, Class SF, IO, 6.26s, 2033                                             108,660
         25,819  Ser. 02-36, Class QH, IO, 6.21s, 2029                                                1,183
        620,088  Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                              61,234
      2,389,289  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                522,657
      1,696,343  Ser. 333, Class 2, IO, 5 1/2s, 2033                                                374,521
      1,331,918  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                301,347
        195,380  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                 44,876
        278,889  Ser. 343, Class 29, IO, 5s, 2033                                                    43,174
        292,485  Ser. 03-24, Class UI, IO, 5s, 2031                                                  48,843
      1,272,422  Ser. 03-W12, Class 2, IO, 2.228s, 2043                                              80,958
      2,653,572  Ser. 03-W10, Class 1, IO, 2.005s, 2043                                             143,455
        733,664  Ser. 03-W10, Class 3, IO, 1.987s, 2043                                              39,664
      2,654,370  Ser. 03-W8, Class 12, IO, 1.643s, 2042                                             128,583
      1,752,181  Ser. 03-W8, Class 11, IO, 1.261s, 2042                                              13,112
        875,952  Ser. 03-W17, Class 12, IO, 1.162s, 2033                                             28,993
      3,720,472  Ser. 03-T2, Class 2, IO, 1.068s, 2042                                               93,475
        868,503  Ser. 03-W6, Class 51, IO, 0.674s, 2042                                              16,108
        864,096  Ser. 01-T12, Class IO, 0.571s, 2041                                                 13,105
      1,437,724  Ser. 01-50, Class B1, IO, 0.478s, 2041                                              17,409
      6,963,155  Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                91,662
      4,478,868  Ser. 02-T4, IO, 0.451s, 2041                                                        51,068
        828,545  Ser. 02-T1, Class IO, IO, 0.422s, 2031                                               8,919
      1,237,473  Ser. 03-W6, Class 3, IO, 0.366s, 2042                                               12,815
      1,306,673  Ser. 03-W6, Class 23, IO, 0.352s, 2042                                              13,017
      3,146,626  Ser. 01-79, Class BI, IO, 0.35s, 2045                                               28,642
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
         86,294  Ser. T-58, Class 4A, 7 1/2s, 2043                                                   93,268
      1,038,518  Ser. T-56, Class A, IO, 1.511s, 2043                                                21,419
      1,108,229  Ser. T-56, Class 3, IO, 0.366s, 2043                                                12,468
      1,304,515  Ser. T-56, Class 1, IO, 0.267s, 2043                                                11,211
      1,287,510  Ser. T-56, Class 2, IO, 0.064s, 2043                                                 4,627
        285,000  FFCA Secured Lending Corp. 144A Ser.
                 00-1, Class A2, 7.77s, 2027                                                        326,127
      1,666,119  First Union National Bank-Bank of
                 America Commercial Mortgage 144A Ser.
                 01-C1, Class 3, IO, 2.014s, 2033                                                   144,939
        131,000  First Union-Lehman Brothers Commercial
                 Mortgage Trust II Ser. 97-C2, Class F, 7
                 1/2s, 2029                                                                         152,820
                 Freddie Mac
        287,394  IFB Ser. 2763, Class SC, 21.56s, 2032                                              351,106
        336,767  Ser. 2596, Class IL, IO, 5s, 2030                                                   51,806
        107,537  Ser. 2696, Principal Only (PO), zero %,
                 2033                                                                                71,565
         64,983  General Growth Properties-Mall
                 Properties Trust FRB Ser. 01-C1A, Class
                 D3, 4.01s, 2014                                                                     65,065
                 GMAC Commercial Mortgage Securities,
                 Inc. 144A
         77,845  Ser. 99-C3, Class G, 6.974s, 2036                                                   61,883
         18,123  FRN Ser. 02-FL1A, Class D, 4 1/2s, 2014                                             18,117
        202,776  Government National Mortgage Association
                 Ser. 03-114, Class SP, 14.614s, 2027                                               222,737
         26,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.01s, 2015                                                  26,033
                 LB Commercial Conduit Mortgage Trust
                 144A
         35,110  Ser. 99-C1, Class F, 6.41s, 2031                                                    35,504
         37,135  Ser. 99-C1, Class G, 6.41s, 2031                                                    29,321
      1,113,161  LB-UBS Commercial Mortgage Trust 144A
                 Ser. 04-C2, Class XCL, IO, 0.147s, 2036                                             31,404
                 Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A
         52,000  FRB Ser. 04-LLFA, Class H, 2.71s, 2017                                              52,195
         55,043  FRB Ser. 03-C4, Class A, 2.35s, 2015                                                55,180
                 Merrill Lynch Mortgage Investors, Inc.
         72,643  Ser. 99-C1, Class A1, 7.37s, 2031                                                   76,535
         31,000  Ser. 98-C3, Class E, 7.152s, 2030                                                   34,410
      1,542,000  Merrill Lynch Mortgage Trust 144A Ser.
                 04-KEY2, Class X-C, IO, 0.052s, 2039                                                30,908
                 Morgan Stanley Capital I 144A
         28,000  Ser. 98-HF1, Class F, 7.18s, 2030                                                   30,809
        100,000  Ser. 04-RR, Class F5, 6s, 2039                                                      86,781
        100,000  Ser. 04-RR, Class F6, 6s, 2039                                                      83,214
                 Morgan Stanley Dean Witter Capital I
                 144A
         23,073  FRB Ser. 01-XLF, Class D, 3.206s, 2013                                              23,078
         29,053  FRB Ser. 01-XLF, Class E, 3.156s, 2013                                              29,055
         49,000  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.288s, 2030                                                       54,437
                 Nomura Asset Securities Corp.
         36,486  Ser. 95-MD3, Class A1B, 8.15s, 2027                                                 36,936
        265,000  Ser. 96-MD5, Class A1C, 7.12s, 2039                                                280,637
                 PNC Mortgage Acceptance Corp. 144A
        187,000  Ser. 99-CM1, Class B3, 7.1s, 2032                                                  208,421
         49,000  Ser. 00-C2, Class J, 6.22s, 2033                                                    50,670
         16,202  Salomon Brothers Mortgage Securities VII
                 Ser. 00-C2, Class A1, 7.298s, 2033                                                  16,624
        584,667  Salomon Brothers Mortgage Securities VII
                 144A Ser. 03-CDCA, Class X3CD, IO,
                 0.89s, 2015                                                                          9,023
         29,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                                31,116
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $13,094,381)                  $12,319,777

Asset-backed securities (4.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $553,500  Aames Mortgage Trust Ser. 03-1, Class A,
                 IO, 6s, 2005                                                                       $18,738
         24,481  Aames Mortgage Trust 144A Ser. 03-1N,
                 Class A, 7 1/2s, 2033                                                               24,458
        285,000  Ace Securities Corp. Ser. 03-FM1, Class
                 A, IO, 4 1/2s, 2005                                                                 11,115
                 Aegis Asset Backed Securities Trust 144A
         60,000  Ser. 04-4N, Class Note, 5s, 2034                                                    59,978
         38,770  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                  38,552
        312,771  AFC Home Equity Loan Trust Ser. 99-2,
                 Class 1A, 2 1/4s, 2029                                                             312,771
        340,000  American Express Credit Account Master
                 Trust 144A Ser. 04-C, Class C, 2.26s,
                 2012                                                                               340,053
         52,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-IAN, Class 1A, 2s, 2034                                                          52,000
                 Ameriquest Mortgage Securities, Inc.
      1,425,106  Ser. 03-3, Class S, IO, 5s, 2005                                                    48,598
        432,539  Ser. 03-8, Class S, IO, 5s, 2006                                                    18,902
        289,680  Ser. 03-12, Class S, IO, 5s, 2006                                                   14,031
         72,000  Ameriquest Mortgage Securities, Inc.
                 144A Ser. 04-RN9, 4.85s, 2034                                                       71,998
                 Amortizing Residential Collateral Trust
        103,455  Ser. 01-BC6, Class A, IO, 6s, 2004                                                     447
        119,909  Ser. 02-BC1, Class A, IO, 6s, 2005                                                   2,897
        166,364  Ser. 02-BC3, Class A, IO, 6s, 2005                                                   4,010
        218,182  Ser. 02-BC8, Class A, IO, 6s, 2004                                                     943
        221,091  Ser. 02-BC9, Class A, IO, 6s, 2004                                                   2,056
        132,727  Ser. 02-BC10, Class A, IO, 6s, 2004                                                  1,893
          3,953  AQ Finance NIM Trust 144A Ser. 03-N2,
                 Class Note, 9.3s, 2033                                                               3,968
                 Argent NIM Trust 144A
         31,000  Ser. 04-WN9, Class A, 5 3/4s, 2034
                 (Cayman Islands)                                                                    30,999
         46,179  Ser. 03-N8, Class A, 5.56s, 2034 (Cayman
                 Islands)                                                                            46,179
         70,643  Ser. 04-WN4, Class A, 4.459s, 2034
                 (Cayman Islands)                                                                    70,445
          1,675  Arc Net Interest Margin Trust 144A Ser.
                 02-6, Class A, 7 3/4s, 2032                                                          1,663
                 Asset Backed Funding Corp. NIM Trust
                 144A
          6,620  Ser. 03-WF1, Class N1, 8.35s, 2032                                                   6,620
         14,872  Ser. 03-OPT1, Class Note, 6.9s, 2033                                                14,872
         82,288  Ser. 04-AHL1, Class Note, 5.6s, 2033                                                82,285
         62,000  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                            61,796
         52,073  Ser. 04-0PT1, Class N1, 4.55s, 2033
                 (Cayman Islands)                                                                    51,764
         30,327  Asset Backed Securities Corp. Home
                 Equity Loan Trust FRB Ser. 04-HE1, Class
                 A3, 2.16s, 2034                                                                     30,328
         60,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.79s, 2011                                                               61,141
                 Bayview Financial Acquisition Trust
        250,000  FRB Ser. 03-G, Class A1, 2.44s, 2039                                               250,000
        190,199  FRN Ser. 03-F, Class A, 2.34s, 2043                                                190,407
        268,751  Ser. 04-B, Class A1, 2.34s, 2039                                                   268,751
      1,624,066  Ser. 03-X, Class A, IO, 0.89s, 2006                                                 25,979
                 Bayview Financial Asset Trust 144A
         78,317  FRB Ser. 03-SSRA, Class M, 3.19s, 2038                                              78,317
         78,317  FRB Ser. 03-SSRA, Class A, 2.54s, 2038                                              78,615
      4,914,720  Ser. 03-Z, Class AI01, IO, 0.604s, 2005                                             15,679
                 Bear Stearns Alternate Trust
        272,000  Ser. 04-11, Class 2A2, 5.158s, 2034                                                277,653
         92,266  Ser. 04-9, Class 1A1, 5.147s, 2007                                                  94,462
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
         55,039  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                    54,971
         49,032  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                    48,971
         70,797  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                            70,576
                 Bear Stearns Asset Backed Securities,
                 Inc.
      1,083,000  Ser. 03-1, Class A, IO, 5s, 2005                                                    44,198
        758,000  Ser. 03-AC3, Class A, IO, 5s, 2005                                                  32,035
        509,000  Ser. 03-AC4, Class A, IO, 5s, 2006                                                  25,580
         88,000  FRB Ser. 03-3, Class A2, 2.43s, 2043                                                88,000
        222,830  FRN Ser. 03-1, Class A1, 2.34s, 2042                                               222,830
         13,000  Capital One Multi-Asset Execution Trust
                 FRB Ser. 02-C1, Class C1, 4.51s, 2010                                               13,727
         31,000  CARMAX Auto Owner Trust Ser. 04-2, Class
                 D, 2.65s, 2011                                                                      30,996
        189,572  CDC Mortgage Capital Trust Ser. 02-HE2,
                 Class A, IO, 5 1/4s, 2005                                                            6,724
        140,000  CDO Repackaging Trust Series 144A FRB
                 Ser. 03-2, Class A, 6.008s, 2008                                                   144,900
      2,076,975  Centex Home Equity Ser. 03-A, Class A,
                 IO, 4.438s, 2006                                                                    83,985
        100,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 2.84s, 2010                                                         101,938
         11,610  Chase Funding Net Interest Margin 144A
                 Ser. 03-5A, Class Note, 5 3/4s, 2034                                                11,650
         60,000  Citibank Credit Card Issuance Trust FRN
                 Ser. 01-C1, Class C1, 2.68s, 2010                                                   60,907
        100,000  CNL Funding Ser. 99-1, Class A2, 7.645s,
                 2014                                                                               107,114
                 Conseco Finance Securitizations Corp.
        158,148  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                44,550
        324,000  Ser. 00-4, Class A6, 8.31s, 2032                                                   281,880
        150,000  Ser. 01-4, Class A4, 7.36s, 2033                                                   155,025
        720,000  Ser. 01-1, Class A5, 6.99s, 2032                                                   687,600
        136,435  Ser. 02-1, Class A, 6.681s, 2033                                                   141,851
         57,000  Ser. 01-3, Class A3, 5.79s, 2033                                                    58,340
        893,550  Ser. 01-1, Class A, IO, 2 1/2s, 2032                                                39,719
      1,916,175  Ser. 01-3, Class A, IO, 2 1/2s, 2033                                               100,078
        773,053  Ser. 01-4, Class A, IO, 2 1/2s, 2033                                                36,245
        383,662  Conseco Recreational Enthusiast Consumer
                 Trust Ser. 01-A, Class AP, IO, 5s, 2025                                                537
                 Countrywide Asset Backed Certificates
                 144A
         19,494  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                 19,549
         41,250  Ser. 04-1NIM, Class Note, 6s, 2034                                                  41,353
        215,428  Ser. 04-6N, Class N1, 6 1/4s, 2035                                                 215,159
         53,770  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                              53,602
      1,610,000  Fannie Mae Ser. 03-T2, Class S1, IO, 3
                 1/2s, 2004                                                                           4,977
         82,636  Finance America NIM Trust 144A Ser.
                 04-1, Class A, 5 1/4s, 2034                                                         82,672
        200,000  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class D, 7.856s, 2039                                                     208,030
                 First Franklin Mortgage Loan Asset
                 Backed Certificates
        527,271  Ser. 03-FF3, Class A, IO, 6s, 2005                                                  10,132
        392,000  Ser. 03-FFC, Class S, IO, 6s, 2005                                                  26,828
          1,875  First Franklin NIM Trust Ser. 02-FF3,
                 Class Note, 7 3/4s, 2032                                                             1,855
         39,224  First Franklin NIM Trust 144A Ser.
                 04-FF1, Class N1, 4 1/2s, 2034                                                      39,114
        100,000  Ford Credit Auto Owner Trust Ser. 04-A,
                 Class C, 4.19s, 2009                                                               101,016
                 Fremont NIM Trust 144A
         16,948  Ser. 03-B, Class Note, 5.65s, 2033                                                  16,905
         62,782  Ser. 04-A, Class Note, 4 3/4s, 2034                                                 62,593
         37,306  Ser. 04-B, Class Note, 4.703s, 2034                                                 37,306
        100,000  GE Capital Credit Card Master Note Trust
                 FRB Ser. 04-2, Class C, 2.339s, 2010                                               100,000
         20,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 4, 5.091s, 2015
                 (Cayman Islands)                                                                    20,150
                 Granite Mortgages PLC
         70,000  Ser. 03-3, Class 1C, 3.08s, 2044 (United
                 Kingdom)                                                                            71,610
         50,000  FRB Ser. 02-2, Class 1C, 2.88s, 2043
                 (United Kingdom)                                                                    50,800
         80,000  FRB Ser. 04-1, Class 1C, 2.81s, 2044
                 (United Kingdom)                                                                    80,338
        100,000  Ser. 04-2, Class 1C, 2.61s, 2044 (United
                 Kingdom)                                                                           100,000
                 Green Tree Financial Corp.
        330,000  Ser. 99-5, Class A5, 7.86s, 2030                                                   295,552
         46,503  Ser. 97-6, Class A9, 7.55s, 2029                                                    50,878
        111,497  Ser. 97-4, Class A7, 7.36s, 2029                                                   120,591
         28,030  Ser. 97-6, Class A8, 7.07s, 2016                                                    29,383
         89,994  Ser. 97-7, Class A8, 6.86s, 2029                                                    96,294
                 Greenpoint Manufactured Housing
        128,830  Ser. 00-3, Class IA, 8.45s, 2031                                                   128,199
        180,000  Ser. 99-5, Class A4, 7.59s, 2028                                                   192,528
        183,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                        180,624
                 GSAMP Trust 144A
         13,307  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                              13,268
         39,763  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                              39,727
         42,370  Ser. 04-HE1N, Class N1, 5s, 2034                                                    42,294
        258,000  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                               258,116
         43,971  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                              43,971
         75,000  Ser. 04-NIM1, Class N2, zero %, 2034                                                55,487
        205,779  High Income Trust Securities 144A FRB
                 Ser. 03-1A, Class A, 2.21s, 2036                                                   198,577
                 Holmes Financing PLC FRB
         40,000  Ser. 4, Class 3C, 2.9s, 2040 (United
                 Kingdom)                                                                            40,512
         80,000  Ser. 5, Class 2C, 2.59s, 2040 (United
                 Kingdom)                                                                            80,224
         36,000  Ser. 8, Class 2C, 2.32s, 2040 (United
                 Kingdom)                                                                            36,090
                 Home Equity Asset Trust 144A
         18,186  Ser. 03-3N, Class A, 8s, 2033                                                       18,322
         11,361  Ser. 03-4N, Class A, 8s, 2033                                                       11,446
         69,169  Ser. 03-6N, Class A, 6 1/2s, 2034                                                   69,342
         24,410  Ser. 03-7N, Class A, 5 1/4s, 2034                                                   24,410
         62,098  Ser. 04-1N, Class A, 5s, 2034                                                       61,942
         52,000  Ser. 04-3N, Class A, 5s, 2034                                                       51,805
         21,000  Hyundai Auto Receivables Trust Ser.
                 04-A, Class D, 4.1s, 2011                                                           21,076
      1,102,000  Irwin Home Equity Ser. 03-B, Class A,
                 IO, 10s, 2005                                                                       98,780
        120,000  LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class
                 EFL, 4.833s, 2036 (Cayman Islands)                                                 126,432
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
          9,771  Ser. 03-4, Class N1, 6.535s, 2033                                                    9,771
         97,480  Ser. 04-5, Class Note, 5s, 2034                                                     97,694
         38,040  Ser. 04-2, Class N1, 4.94s, 2034                                                    38,040
                 Long Beach Mortgage Loan Trust
      1,480,000  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                               89,725
        740,000  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                               44,863
                 Marriott Vacation Club Owner Trust 144A
         43,400  Ser. 04-1A, Class C, 5.265s, 2026                                                   43,845
         52,487  FRB Ser. 02-1A, Class A1, 2.511s, 2024                                              52,995
         37,817  Master Asset Backed Securities NIM Trust
                 144A Ser. 04-CI3, Class N1, 4.45s, 2034                                             37,815
        100,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 2.94s, 2010                                                  101,932
        135,968  Merit Securities Corp. FRB Ser. 11PA,
                 Class 3A1, 2.46s, 2027                                                             129,818
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
         25,483  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                25,578
         89,036  Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                88,590
         76,248  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                75,867
         56,838  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                        57,556
         37,904  MMCA Automobile Trust Ser. 02-1, Class
                 B, 5.37s, 2010                                                                      37,904
                 Morgan Stanley ABS Capital I 144A
         16,547  Ser. 03-NC8N, Class Note, 7.6s, 2033                                                16,604
          9,892  Ser. 03-NC9N, Class Note, 7.6s, 2033                                                 9,941
         42,508  Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                              42,654
         16,000  Morgan Stanley Auto Loan Trust Ser.
                 04-HB2, Class D, 3.59s, 2012                                                        16,000
                 Morgan Stanley Auto Loan Trust 144A
         53,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                                  52,868
         25,000  Ser. 04-HB2, Class E, 5s, 2012                                                      24,094
         25,000  Morgan Stanley Dean Witter Capital I FRN
                 Ser. 01-NC4, Class B1, 4.34s, 2032                                                  24,684
                 New Century Home Equity Loan Trust
         69,000  Ser. 03-5, Class AI7, 5.15s, 2033                                                   69,281
      1,388,000  Ser. 03-2, Class A, IO, 4 1/2s, 2005                                                20,404
                 New Century Mortgage Corp. NIM Trust
                 144A
         19,782  Ser. 03-5, Class Note, 8s, 2033                                                     19,937
         31,639  Ser. 03-B, Class Note, 6 1/2s, 2033                                                 31,753
         44,806  Nomura Asset Acceptance Corp. 144A Ser.
                 04-R2, Class PT, IO, 10.107s, 2034                                                  50,505
        123,690  Novastar NIM Trust 144A Ser. 04-N2,
                 Class Note, 4.458s, 2034                                                           123,690
                 Oakwood Mortgage Investors, Inc.
        219,732  Ser. 01-E, Class A, IO, 6s, 2009                                                    39,991
        311,754  Ser. 02-C, Class A1, 5.41s, 2032                                                   280,298
         30,000  Oceanstar 144A FRB Ser. 04, Class D,
                 3.91s, 2034                                                                         30,000
        136,295  Ocwen Mortgage Loan Asset Backed
                 Certificates Ser. 99-OFS1, Class AV,
                 2.19s, 2029                                                                        136,466
         16,355  Option One Mortgage Securities Corp. NIM
                 Trust 144A Ser. 03-5, Class Note, 6.9s,
                 2033                                                                                16,437
         31,000  Origen Manufactured Housing Ser. 04-B,
                 Class A2, 3.79s, 2017                                                               30,856
                 Park Place Securities NIM Trust 144A
         52,000  Ser. 04-WCW2, Class D, 7.387s, 2034                                                 52,000
         25,000  Ser. 04-MCWN1, Class A, 4.458s, 2034                                                25,000
        155,000  People's Choice Net Interest Margin Note
                 144A Ser. 04-2, Class A, 5s, 2034                                                  155,348
        104,000  Permanent Financing PLC Ser. 5, Class
                 2C, 2.2s, 2042 (United Kingdom)                                                    104,130
                 Permanent Financing PLC FRB
         40,000  Ser. 1, Class 3C, 3.063s, 2042 (United
                 Kingdom)                                                                            40,384
         60,000  Ser. 3, Class 3C, 3.013s, 2042 (United
                 Kingdom)                                                                            60,816
        110,000  Ser. 4, Class 3C, 2.663s, 2042 (United
                 Kingdom)                                                                           110,434
        104,000  Ser. 5, Class 1C, 2.11s, 2042 (United
                 Kingdom)                                                                           104,000
                 Pillar Funding PLC 144A
        116,000  FRB Ser. 04-1A, Class C1, 2.88s, 2011
                 (United Kingdom)                                                                   115,967
        100,000  FRB Ser. 04-2A, Class C, 2.49s, 2011
                 (United Kingdom)                                                                   100,000
                 Providian Gateway Master Trust 144A
         45,000  Ser. 04-DA, Class D, 4.4s, 2011                                                     44,866
        100,000  FRB Ser. 04-AA, Class D, 3.61s, 2011                                               100,220
        100,000  FRN Ser. 04-BA, Class D, 3.16s, 2010                                               100,351
         56,383  Renaissance NIM Trust 144A Ser. 04-A, 4.45s, 2034                                   55,582
                 Residential Asset Mortgage Products,
                 Inc.
        144,000  Ser. 02-SL1, Class AI3, 7s, 2032                                                   145,293
      2,714,000  Ser. 03-RS1, Class A, IO, 1s, 2005                                                  15,793
                 Residential Asset Securities Corp.
        205,021  Ser. 02-KS4, Class AI, IO, 5s, 2004                                                  1,555
         77,715  Ser. 02-KS6, Class AIO, IO, 4 1/2s, 2005                                             1,259
      1,560,923  Ser. 03-KS2, Class A, IO, 3 1/2s, 2005                                              34,006
                 SAIL Net Interest Margin Notes 144A
         15,383  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                            15,366
         14,640  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                            14,636
         33,943  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                    33,932
         31,835  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                    31,794
         30,384  Ser. 04-8A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                    29,702
         18,622  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            18,483
         35,379  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            35,195
         45,162  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                    45,162
        164,588  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           164,341
         87,256  Ser. 04-8A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                            87,256
         46,044  Ser. 04-BNCA, Class A, 5s, 2034 (Cayman
                 Islands)                                                                            45,977
         53,825  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                    53,751
         53,093  Ser. 04-5A, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                    53,015
          2,882  Sasco Arc Net Interest Margin Notes 144A
                 Ser. 02-BC10, Class A, 7 3/4s, 2033                                                  2,856
         12,014  Sharps SP I, LLC Net Interest Margin
                 Trust Ser. 03-NC1N, Class N, 7 1/4s,
                 2033                                                                                12,059
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
         40,968  Ser. 04-4N, Class Note, 6.65s, 2034                                                 40,620
         30,640  Ser. 04-HS1N, Class Note, 5.92s, 2034                                               30,640
         25,000  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                 24,999
         31,071  Ser. 04-HE1N, Class Note, 4.94s, 2034                                               30,954
         62,294  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                 62,294
                 Structured Adjustable Rate Mortgage Loan
                 Trust
        393,000  Ser. 04-14, Class 1A, 5.129s, 2034                                                 401,721
        246,991  Ser. 04-12, Class 1A2, 4.977s, 2034                                                252,471
        132,011  Ser. 04-10, Class 1A1, 4.975s, 2034                                                134,733
         29,172  Ser. 04-8, Class 1A3, 4.737s, 2034                                                  29,619
        532,071  Ser. 04-6, Class 1A, 4.435s, 2034                                                  540,632
                 Structured Asset Investment Loan Trust
         29,547  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                 29,403
        325,333  Ser. 03-BC10, Class A, IO, 6s, 2005                                                  9,473
      2,075,251  Ser. 03-BC11, Class A, IO, 6s, 2005                                                 60,293
        402,856  Ser. 03-BC12, Class A, IO, 6s, 2005                                                 10,902
        656,429  Ser. 03-BC13, Class A, IO, 6s, 2005                                                 17,764
      1,090,548  Ser. 03-BC2, Class A, IO, 6s, 2005                                                  31,718
        248,728  Ser. 03-BC4, Class A, IO, 6s, 2004                                                   2,313
        844,362  Ser. 03-BC6, Class A, IO, 6s, 2005                                                  16,226
        301,334  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  11,706
        384,000  Ser. 03-BC9, Class A, IO, 6s, 2005                                                   9,276
      1,702,498  Ser. 04-1, Class A, IO, 6s, 2005                                                    74,508
      1,629,900  Ser. 04-3, Class A, IO, 6s, 2005                                                    87,326
                 Structured Asset Securities Corp.
        200,727  Ser. 02-HF1, Class A, IO, 6s, 2005                                                   4,838
        787,197  Ser. 03-BC2, Class A, IO, 6s, 2005                                                  34,436
        103,513  Ser. 04-8, Class 1A1, 4.737s, 2034                                                 105,467
        191,612  Ser. 03-26A, Class 2A, 4.578s, 2033                                                194,770
         73,664  Structured Asset Securities Corp. 144A
                 FRN Ser. 03-NP3, Class A1, 2.34s, 2033                                              73,664
        155,000  Terwin Mortgage Trust FRB Ser. 04-5HE,
                 Class A1B, 2.26s, 2035                                                             154,830
        100,000  TIAA Real Estate CDO, Ltd. Ser. 02-1A,
                 Class III, FRN, 7.6s, 2037 (Cayman
                 Islands)                                                                           107,844
                 Wells Fargo Home Equity Trust 144A
         41,000  Ser. 04-2, Class N2, 8s, 2034                                                       38,950
         74,435  Ser. 04-1N, Class A, 5s, 2034                                                       74,169
        197,000  Ser. 04-2, Class N1, 4 1/2s, 2034                                                  196,988
         19,099  Whole Auto Loan Trust Ser. 03-1, Class
                 C, 3.13s, 2010                                                                      18,890
        109,246  Whole Auto Loan Trust 144A Ser. 03-1,
                 Class D, 6s, 2010                                                                  109,297
                                                                                              -------------
                 Total Asset-backed securities  (cost $16,483,697)                              $16,192,868

Municipal bonds and notes (--%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Rating (RAT)            Value
-----------------------------------------------------------------------------------------------------------
        $55,000  IL State G.O. Bonds, 5.1s, 6/1/33                                Aa3               $52,389
         50,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B,
                 AMBAC, 4.252s, 1/1/16                                            Aaa                48,101
         55,000  OR State G.O. Bonds (Taxable Pension),
                 5.892s, 6/1/27                                                   Aa3                58,321
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $160,000)                                  $158,811

Warrants  (--%) (a) (cost $2,571) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                            Expiration date         Value
-----------------------------------------------------------------------------------------------------------
             70  Pliant Corp. 144A                                                6/1/10                 $1

Short-term investments (15.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,900,759  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        $2,898,524
        700,000  Canadian Imperial Bank of Commerce for
                 an effective yield of 1.11%, December
                 20, 2004 (Canada)                                                                  699,767
      2,500,000  Credit Lyonnais North America for an
                 effective yield of 1.41%, January 14,
                 2005 (France)                                                                    2,489,720
      4,000,000  Wells Fargo Bank N.A. for an effective
                 yield of 1.73%, October 14, 2004                                                 4,000,000
     53,209,622  Putnam Prime Money Market Fund (e)                                              53,209,622
                                                                                              -------------
                 Total Short-term investments  (cost $63,297,633)                               $63,297,633
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $426,787,501) (b)                                     $448,412,038
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at September 30, 2004 (Unaudited) (aggregate face value $45,255,152)
                                                                  Unrealized
                                         Aggregate  Delivery    appreciation/
                                Value   face value      date   (depreciation)
-----------------------------------------------------------------------------
Australian Dollar         $13,997,145  $13,496,385  12/15/04        $500,760
British Pound              12,708,874   12,578,875  12/15/04         129,999
Danish Krone                  442,560      431,276  12/15/04          11,284
Euro                        4,178,980    4,095,436  12/15/04          83,544
Hong Kong Dollar              295,776      295,754  12/15/04              22
Japanese Yen               10,406,947   10,441,536  12/15/04         (34,589)
New Zealand Dollar             52,193       50,278  12/15/04           1,915
Norwegian Krone               556,653      541,058  12/15/04          15,595
Singapore Dollar              251,021      247,217  12/15/04           3,804
Swiss Franc                 1,031,077    1,021,431  12/15/04           9,646
Taiwan Dollar               2,052,272    2,055,906  12/15/04          (3,634)
-----------------------------------------------------------------------------
                                                                    $718,346
-----------------------------------------------------------------------------


Forward currency contracts to sell at September 30, 2004 (Unaudited) (aggregate face value $56,594,016)
                                                                   Unrealized
                                  Aggregate     Delivery         appreciation/
                       Value     face value         date        (depreciation)
-----------------------------------------------------------------------------
Australian Dollar $1,471,413     $1,415,582     12/15/04            $(55,831)
British Pound      8,068,417      7,992,840     12/15/04             (75,577)
Canadian Dollar    9,162,592      8,876,674     12/15/04            (285,918)
Euro              15,856,951     15,525,595     12/15/04            (331,356)
Japanese Yen       7,067,877      7,092,922     12/15/04              25,045
Swedish Krona      3,207,558      3,121,028     12/15/04             (86,530)
Swiss Franc       12,787,128     12,569,375     12/15/04            (217,753)
-----------------------------------------------------------------------------
                                                                 $(1,027,920)
-----------------------------------------------------------------------------


Futures contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                     Aggregate    Delivery      appreciation/
                            Value   face value        date     (depreciation)
-----------------------------------------------------------------------------
CBT Interest Rate
Swap 10 yr (Long)      $1,993,500    $1,957,825     Dec-04           $35,675
Euro 90 day (Long)        976,950       977,966     Dec-04            (1,016)
Euro 90 day (Short)    21,737,138    21,753,254     Dec-04            16,116
Euro 90 day (Long)        243,600       244,279     Mar-05              (679)
Euro 90 day (Long)        243,050       243,279     Jun-05              (229)
Euro 90 day (Long)        242,475       242,392     Sep-05                83
Euro 90 day (Long)        241,875       241,629     Dec-05               246
Euro-Bund 10 yr (Long)  3,015,898     2,975,803     Dec-04            40,095
FTSE 100 Index (Short) 16,160,233    16,078,888     Dec-04           (81,345)
Japanese Government
Bond 10 yr (Long)      25,039,927    24,960,154     Dec-04            79,773
Russell 2000 Index
(Short)               18,655,000     18,213,720     Dec-04          (441,280)
S&P 500 Index (Long)  47,383,251     47,581,513     Dec-04          (198,262)
SPI 200 Index (Short)  2,863,761      2,827,036     Dec-04           (36,725)
Tokyo Price Index
(Short)                4,101,860      4,067,303     Dec-04           (34,557)
U.K. Gilt (Long)      14,415,742     14,290,122     Dec-04           125,620
U.S. Treasury Bond
(Long)                 5,835,375      5,747,431     Dec-04            87,944
U.S. Treasury Note
2 yr (Short)             422,469        422,526     Dec-04                57
U.S. Treasury Note
5 yr (Long)            5,869,750      5,835,411     Dec-04            34,339
U.S. Treasury Note
5 yr (Short)          11,075,000     11,045,613     Dec-04           (29,387)
U.S. Treasury Note
10 yr (Long)          27,705,750     27,468,934     Dec-04           236,816
U.S. Treasury Note
10 yr (Short)         15,880,125     15,717,807     Dec-04          (162,318)
-----------------------------------------------------------------------------
                                                                   $(329,034)
-----------------------------------------------------------------------------

TBA sale commitments outstanding at September 30, 2004 (Unaudited) (proceeds receivable $22,754,020)

                                 Principal     Settlement
Agency                              amount           date              Value
-----------------------------------------------------------------------------
FNMA, 6 1/2s, November 1, 2034  $2,500,000       11/15/04         $2,616,016
FNMA, 6 1/2s, October 1, 2034   10,100,000       10/14/04         10,592,374
FNMA, 6s, October 1, 2034        8,000,000       10/14/04          8,272,500
FNMA, 5 1/2s, October 1, 2034    1,262,000       10/14/04          1,278,367
-----------------------------------------------------------------------------
                                                                 $22,759,257
-----------------------------------------------------------------------------


Interest rate swap contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                         Notional Termination   appreciation/
                                           amount        date  (depreciation)
-----------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the notional
amount multiplied by 5.2125% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                             $4,509,000     1/28/24        $71,474

Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              1,500,000     3/30/09         37,648

Agreement with Bank of America,
N.A. dated December 2, 2003 to
receive semi-annually the notional
amount multiplied by 2.444% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                289,000     12/5/05          1,601

Agreement with Bank of America N.A.
dated December 12, 2003 to pay
semi-annually the notional amount
multiplied by 2.1125% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 77,000    12/16/05             (3)

Agreement with Credit Suisse First
Boston International dated March 5,
2004 to receive semi-annually the
notional amount multiplied by
3.195% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                  3,140,000      3/9/09        (58,671)

Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiplied by
2.931% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                  1,110,200      7/9/06          5,248

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.999% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          2,949,000     1/26/06         22,354

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional amount
multiplied by 2.008% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          2,877,000     1/23/06         21,334

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional amount
multiplied by 2.009% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          2,877,000     1/23/06         21,041

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional amount
multiplied by 2.23762% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          2,465,000     12/9/05          4,991

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 2.007% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                          1,546,000     1/26/06         11,542

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            975,000     1/26/14          3,208

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional amount
multiplied by 4.408% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            951,000     1/23/14            364

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional amount
multiplied by 4.419% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            951,000     1/23/14           (512)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.379% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            499,000     1/26/14          1,488

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional amount
multiplied by 4.71% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            482,000    12/15/13        (15,247)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional amount
multiplied by 4.579% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            240,000    12/16/13         (5,081)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to pay
semi-annually the notional amount
multiplied by 4.64101% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            137,000    12/11/13         (3,610)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional amount
multiplied by 2.235% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            115,000    12/15/05           (201)
-----------------------------------------------------------------------------
                                                                    $118,968
-----------------------------------------------------------------------------


Total return swap contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                         Notional Termination   appreciation/
                                           amount        date  (depreciation)
-----------------------------------------------------------------------------
Agreement with JP Morgan Chase Bank
dated September 14, 2004 to receive
(pay) quarterly the units
multiplied by Russell 2000 Total
Return Index and receive quarterly
the units multiplied by the three
month USD-LIBOR less 0.80%.            $2,568,242     9/15/05        $(9,874)

Agreement with Deutsche Bank AG
dated August 10, 2004 to receive at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index and an accrual of
25 basis points plus the beginning
of the period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index.         171,000      3/1/05            550

Agreement with Citigroup Global
Markets, Ltd. dated September 29,
2004 to receive (pay) monthly the
notional amount multiplied by the
total rate of return of the
Citigroup non USD World Government
Bond Index and pay monthly the
notional amount multiplied by the
one month USD-LIBOR plus 1.4 basis
points.                                20,323,802     1/31/05          1,341

Agreement with Deutsche Bank AG
dated July 16, 2004 to receive at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and pay at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index and an accrual of
40 basis points plus the beginning
of the period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index.         584,000     1/31/05         (1,833)

Agreement with Deutsche Bank AG
dated June 28, 2004 to pay at
maturity the notional amount
multiplied by the spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive at maturity the notional
amount multiplied by the
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index plus 43 basis
points.                                   876,200      1/1/05          3,413

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
16, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor and
receive monthly the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
plus 43 basis points.                   1,152,844      6/1/05            735

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
25, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor and
receive monthly the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
plus 50 basis points.                   1,170,389     10/1/04            814

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 12, 2004 to receive (pay)
monthly the notional amount
multiplied by the return of Lehman
Brothers CMBS ERISA-Eligible Index
and pay monthly the one month
USD-LIBOR-BBA less 25 basis points.     1,147,000      3/1/05          6,202

Agreement with Lehman Brothers
Special Financing, Inc. dated April
20, 2004 to receive (pay) at
maturity the notional amount
multiplied by the return of the
Lehman Brothers US High Yield Index
and receive at maturity the
notional amount multiplied by the
one month USD-LIBOR adjusted by a
specified spread.                       2,500,056      2/1/05         94,517

Agreement with Merrill Lynch
Capital Services, Inc. dated June
13, 2003 to pay quarterly the
notional amount multiplied by the
three month USD-LIBOR adjusted by a
specified spread and receive (pay)
quarterly the notional amount
multiplied by the return of the
Merrill Lynch US High Yield Cash
Pay Index.                                768,629      1/1/05         33,238

Agreement with Morgan Stanley & Co.
dated July 16, 2004 to pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive at maturity notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index and an accrual of
47 basis points plus the beginning
of the period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index.         584,000     1/31/05          1,888

Agreement with Morgan Stanley & Co.
dated July 16, 2004 to pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive at maturity notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index and an accrual of
47 basis points plus the beginning
of the period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index.       1,168,000      1/31/05         4,700

Agreement with Citigroup Global
Markets, Ltd. dated October 30,
2003 to receive (pay) monthly the
notional amount multiplied by the
total rate of return of the
Citigroup non USD World Government
Bond Index and pay monthly the
notional amount multiplied by the
one month USD-LIBOR adjusted by a
specified spread.                       23,090,298    1/31/05        153,558

Agreement with Morgan Stanley
Capital Services, Inc. dated April
7, 2004 to pay quarterly the
notional amount multiplied by the
appreciation of the Russell 2000
Index plus dividends and receive
quarterly the notional amount
multiplied by the depreciation of
the Russell 2000 Index plus the
three month LIBOR less 60 basis
points.                                23,423,590      4/8/05         32,511
-----------------------------------------------------------------------------
                                                                    $321,760
-----------------------------------------------------------------------------


Credit default contracts outstanding at September 30, 2004 (Unaudited)


                                                     Notional     Unrealized
                                                       amount    appreciation
-----------------------------------------------------------------------------
Agreement with JP Morgan Securities
effective from August 27, 2004 to
September 8, 2004, maturing on
December 20, 2009, to receive a
premium equal to 17.40074% to
18.47376% times the notional
amount.  Upon a credit default
event of CDX HY 100 3.75%, December
20, 2009, the fund makes a payment
of the proportional notional amount
times the difference between the
par value and the then-market value
of CDX HY 100 3.75%, December 20,
2009.                                              $1,625,000         $5,622

Agreement with JPMorgan Chase Bank
effective September 8, 2004,
maturing on December 20, 2009, to
receive a premium equal to
10.09018% times the notional
amount.  For each credit default
event related to one of the issues
within the CDX HY 3.75%, December
20, 2009 Bond Index, the fund makes
a payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
defaulted issue.                                       70,000             21

Agreement with Merrill Lynch
International effective September
7, 2004, maturing on December 20,
2009, to receive a premium equal to
10.21518% times the notional
amount.  Upon a credit default
event of CDX HY BB Libor plus 225,
December 20, 2009, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of CDX HY
BB Libor plus 225, December 20,
2009.                                                  70,000            250

Agreement with Merrill Lynch
International effective from July
9, 2004 to September 7, 2004,
maturing on September 20, 2009, to
receive a premium equal to
17.40074% to 18.83995% times the
notional amount.  Upon a credit
default event of CDX HY 100 3.75%,
September 20, 2009, the fund makes
a payment of the proportional
notional amount times the
difference between the par value
and the then-market value of CDX HY
100 3.75%, September 20, 2009.
                                                    4,175,000         44,407

Agreement with Merrill Lynch
International effective July 1,
2004, maturing on July 1, 2007, to
receive a premium equal to 1.44131%
times the notional amount.  Upon a
credit default event of
Consolidated Natural Gas, 6.625%,
December 12, 2008, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of
Consolidated Natural Gas, 6.625%,
December 12, 2008.                                     45,000            168

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.37273% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         168,667            256

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.55625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         122,667            200

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.46% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          61,333             97

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.475% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          30,667             49

Agreement with Deutsche Bank AG
effective September 9, 2004,
maturing on September 20, 2014, to
receive a quarterly payment of
0.58% times the notional amount.
Upon a credit default event of CVS
5.625% due March 15, 2006, the fund
makes a payment of the proportional
notional amount times the
difference between the par value
and the then-market value of CVS
5.625%, March 15, 2006.                                30,000            153

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.5% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 15,333             24

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.6% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 15,333             25
----------------------------------------------------------------------------
                                                                     $51,272
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $408,158,250.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2004.

  (b) The aggregate identified cost on a tax basis is $434,692,541, resulting in gross unrealized appreciation and depreciation of $23,590,720 and $9,871,223, respectively, or net unrealized appreciation of $13,719,497.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2004 was $480,403 or 0.12% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $2,807,807. The fund received cash collateral of $2,898,524, which is pooled with collateral of other Putnam funds into 30 issuers of high-grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $215,805 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities.

      AMBAC represents AMBAC Indemnity Corporation.

      G.O. Bonds represent General Obligation Bonds.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at September 30, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2004:
      (as a percentage of Market Value)

      Australia           0.7%
      Bermuda             0.5
      Cayman Islands      0.5
      France              1.5
      Germany             1.0
      Italy               0.5
      Japan               3.1
      Netherlands         0.7
      Spain               0.5
      Switzerland         1.1
      United Kingdom      4.0
      United States      83.5
      Other               2.4

      Total             100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Global Equity Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (96.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.5%)
-----------------------------------------------------------------------------------------------------------
        322,681  WPP Group PLC (United Kingdom)                                                  $3,003,789

Aerospace and Defense (1.6%)
-----------------------------------------------------------------------------------------------------------
         93,600  Boeing Co. (The)                                                                 4,831,632
         13,900  L-3 Communications Holdings, Inc.                                                  931,300
         79,500  Lockheed Martin Corp.                                                            4,434,510
                                                                                              -------------
                                                                                                 10,197,442

Automotive (2.7%)
-----------------------------------------------------------------------------------------------------------
        137,700  Honda Motor Co., Ltd. (Japan)                                                    6,672,577
         64,700  Hyundai Motor Co. (South Korea)                                                  2,984,857
         31,100  Hyundai Motor Co. GDR 144A (South Korea)                                           712,812
          5,058  Porsche AG (Preferred) (Germany)                                                 3,274,298
         46,279  Renault SA (France)                                                              3,784,351
                                                                                              -------------
                                                                                                 17,428,895

Banking (8.7%)
-----------------------------------------------------------------------------------------------------------
        281,767  Allied Irish Banks PLC (Ireland)                                                 4,723,627
        116,500  Commerce Bancorp, Inc. (S)                                                       6,430,800
        153,779  Credit Agricole SA (France)                                                      4,193,542
        122,000  Fifth Third Bancorp (S)                                                          6,004,840
        627,031  HSBC Holdings PLC (United Kingdom)                                               9,949,453
        204,975  Royal Bank of Scotland Group PLC (United
                 Kingdom)                                                                         5,918,946
         17,946  Royal Bank of Scotland Group PLC 144A
                 (United Kingdom)                                                                   518,216
        237,500  State Street Corp.                                                              10,143,625
        292,280  U.S. Bancorp                                                                     8,446,892
                                                                                              -------------
                                                                                                 56,329,941

Beverage (0.5%)
-----------------------------------------------------------------------------------------------------------
         98,255  Interbrew SA (Belgium)                                                           3,274,831

Biotechnology (1.7%)
-----------------------------------------------------------------------------------------------------------
        196,000  Amgen, Inc. (NON)                                                               11,109,280

Broadcasting (2.3%)
-----------------------------------------------------------------------------------------------------------
         89,000  Clear Channel Communications, Inc.                                               2,774,130
        113,650  Gestevision Telecinco SA (Spain) (NON)                                           2,054,861
         14,945  Gestevision Telecinco SA 144A (Spain)
                 (NON)                                                                              270,215
        297,640  Mediaset SpA (Italy)                                                             3,378,229
         11,080  Societe Television Francaise I (France)                                            314,259
        180,700  Viacom, Inc. Class B                                                             6,064,292
                                                                                              -------------
                                                                                                 14,855,986

Chemicals (0.5%)
-----------------------------------------------------------------------------------------------------------
         59,380  BASF AG (Germany)                                                                3,487,811

Commercial and Consumer Services (1.7%)
-----------------------------------------------------------------------------------------------------------
         40,500  eBay, Inc. (NON)                                                                 3,723,570
        338,590  Securitas AB Class B (Sweden)                                                    4,512,796
         79,000  Yahoo!, Inc. (NON)                                                               2,678,890
                                                                                              -------------
                                                                                                 10,915,256

Computers (0.6%)
-----------------------------------------------------------------------------------------------------------
        501,000  Hitachi, Ltd. (Japan)                                                            3,027,822
         12,090  NCSoft Corp. (South Korea) (NON)                                                   994,720
                                                                                              -------------
                                                                                                  4,022,542

Conglomerates (1.9%)
-----------------------------------------------------------------------------------------------------------
        390,712  Tyco International, Ltd. (Bermuda) (S)                                          11,979,230

Construction (0.4%)
-----------------------------------------------------------------------------------------------------------
        369,428  Rinker Group, Ltd. (Australia)                                                   2,308,549

Consumer Finance (3.5%)
-----------------------------------------------------------------------------------------------------------
        100,600  Countrywide Financial Corp.                                                      3,962,634
        128,300  Credit Saison Co., Ltd. (Japan)                                                  3,946,797
        524,900  MBNA Corp.                                                                      13,227,480
         21,590  Takefuji Corp. (Japan)                                                           1,381,211
                                                                                              -------------
                                                                                                 22,518,122

Consumer Goods (1.0%)
-----------------------------------------------------------------------------------------------------------
         47,900  Colgate-Palmolive Co.                                                            2,164,122
        188,053  Reckitt Benckiser PLC (United Kingdom)                                           4,606,908
                                                                                              -------------
                                                                                                  6,771,030

Electric Utilities (0.6%)
-----------------------------------------------------------------------------------------------------------
        194,802  Iberdrola SA (Spain)                                                             4,039,816

Electrical Equipment (1.0%)
-----------------------------------------------------------------------------------------------------------
         88,461  Siemens AG (Germany)                                                             6,481,201

Electronics (4.2%)
-----------------------------------------------------------------------------------------------------------
         67,500  Analog Devices, Inc. (S)                                                         2,617,650
         11,300  FUNAI Electric Co., Ltd. (Japan)                                                 1,523,757
        268,800  Intel Corp.                                                                      5,392,128
        108,400  Omron Corp. (Japan)                                                              2,395,227
         17,340  Samsung Electronics Co., Ltd. (South
                 Korea)                                                                           6,899,844
        276,400  SanDisk Corp. (NON) (S)                                                          8,048,768
            318  Taiwan Semiconductor Manufacturing Co.,
                 Ltd. (Taiwan)                                                                          405
                                                                                              -------------
                                                                                                 26,877,779

Energy (1.3%)
-----------------------------------------------------------------------------------------------------------
         48,700  Cooper Cameron Corp. (NON)                                                       2,670,708
         95,000  Noble Corp. (Cayman Islands) (NON)                                               4,270,250
        183,000  TonenGeneral Sekiyu KK (Japan)                                                   1,579,247
                                                                                              -------------
                                                                                                  8,520,205

Financial (6.2%)
-----------------------------------------------------------------------------------------------------------
        434,772  Citigroup, Inc.                                                                 19,182,141
        318,600  Freddie Mac                                                                     20,785,465
                                                                                              -------------
                                                                                                 39,967,606

Food (1.5%)
-----------------------------------------------------------------------------------------------------------
         52,151  Groupe Danone (France)                                                           4,099,378
         23,339  Nestle SA (Switzerland)                                                          5,347,235
                                                                                              -------------
                                                                                                  9,446,613

Health Care Services (1.4%)
-----------------------------------------------------------------------------------------------------------
        128,800  Cardinal Health, Inc.                                                            5,637,576
         24,100  CIGNA Corp. (S)                                                                  1,678,083
         37,800  Laboratory Corp. of America Holdings
                 (NON)                                                                            1,652,616
                                                                                              -------------
                                                                                                  8,968,275

Homebuilding (0.7%)
-----------------------------------------------------------------------------------------------------------
         91,500  Lennar Corp.                                                                     4,355,400

Insurance (3.2%)
-----------------------------------------------------------------------------------------------------------
        338,038  Aegon NV (Netherlands)                                                           3,643,652
         13,500  American International Group, Inc.                                                 917,865
         22,100  Everest Re Group, Ltd. (Bermuda)                                                 1,642,693
        142,892  ING Groep NV (Netherlands)                                                       3,605,648
         34,400  Radian Group, Inc. (S)                                                           1,590,312
         63,250  XL Capital, Ltd. Class A (Cayman
                 Islands)                                                                         4,679,868
         31,002  Zurich Financial Services AG
                 (Switzerland)                                                                    4,420,697
                                                                                              -------------
                                                                                                 20,500,735

Investment Banking/Brokerage (1.0%)
-----------------------------------------------------------------------------------------------------------
        213,500  Charles Schwab Corp. (The) (S)                                                   1,962,065
         54,600  Lehman Brothers Holdings, Inc.                                                   4,352,712
                                                                                              -------------
                                                                                                  6,314,777

Manufacturing (1.3%)
-----------------------------------------------------------------------------------------------------------
        218,450  SKF AB Class B (Sweden)                                                          8,299,407

Media (0.5%)
-----------------------------------------------------------------------------------------------------------
        118,000  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                            3,273,320

Medical Technology (1.1%)
-----------------------------------------------------------------------------------------------------------
         21,243  Cie Generale D'Optique Essilor
                 International SA (France)                                                        1,365,142
        114,700  Medtronic, Inc.                                                                  5,952,930
                                                                                              -------------
                                                                                                  7,318,072

Metals (1.3%)
-----------------------------------------------------------------------------------------------------------
         92,481  Arcelor (Luxembourg)                                                             1,708,862
        125,700  Companhia Vale do Rio Doce (CVRD) ADR
                 (Brazil)                                                                         2,824,479
        152,232  Rio Tinto PLC (United Kingdom)                                                   4,092,940
                                                                                              -------------
                                                                                                  8,626,281

Natural Gas Utilities (0.5%)
-----------------------------------------------------------------------------------------------------------
        837,000  Tokyo Gas Co., Ltd. (Japan)                                                      2,969,755

Office Equipment & Supplies (1.0%)
-----------------------------------------------------------------------------------------------------------
        142,800  Canon, Inc. (Japan)                                                              6,712,378

Oil & Gas (8.0%)
-----------------------------------------------------------------------------------------------------------
         37,900  Amerada Hess Corp.                                                               3,373,100
        181,180  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         7,231,163
        326,770  ENI SpA (Italy)                                                                  7,320,325
        345,443  ExxonMobil Corp.                                                                16,695,260
        147,800  Marathon Oil Corp.                                                               6,101,184
        178,200  Petroleo Brasileiro SA ADR (Brazil) (S)                                          6,281,550
         24,189  Total SA (France)                                                                4,926,216
                                                                                              -------------
                                                                                                 51,928,798

Pharmaceuticals (11.1%)
-----------------------------------------------------------------------------------------------------------
        234,343  AstraZeneca PLC (United Kingdom)                                                 9,603,527
         99,880  Forest Laboratories, Inc. (NON)                                                  4,492,602
        376,530  GlaxoSmithKline PLC (United Kingdom)                                             8,113,756
        321,600  Johnson & Johnson                                                               18,115,728
        631,562  Pfizer, Inc.                                                                    19,325,797
         45,592  Roche Holding AG (Switzerland)                                                   4,711,502
        111,000  Sankyo Co., Ltd. (Japan)                                                         2,346,915
         60,300  Takeda Chemical Industries, Ltd. (Japan)                                         2,735,935
         62,300  Yamanouchi Pharmaceutical Co., Ltd.
                 (Japan)                                                                          2,012,595
                                                                                              -------------
                                                                                                 71,458,357

Photography/Imaging (1.1%)
-----------------------------------------------------------------------------------------------------------
        505,350  Xerox Corp. (NON) (S)                                                            7,115,328

Publishing (0.4%)
-----------------------------------------------------------------------------------------------------------
        110,881  VNU NV (Netherlands)                                                             2,850,225

Railroads (0.3%)
-----------------------------------------------------------------------------------------------------------
         44,250  Canadian National Railway Co. (Canada)                                           2,146,125

Retail (4.9%)
-----------------------------------------------------------------------------------------------------------
         36,090  AutoZone, Inc. (NON) (S)                                                         2,787,953
      1,237,353  Dixons Group PLC (United Kingdom)                                                3,822,653
         60,100  Family Dollar Stores, Inc.                                                       1,628,710
        116,975  Industria de Diseno Textil (Inditex) SA
                 (Spain)                                                                          2,890,665
        118,431  Kohl's Corp. (NON)                                                               5,707,190
        153,131  Lowe's Cos., Inc.                                                                8,322,670
         74,600  Rent-A-Center, Inc. (NON)                                                        1,929,156
        116,700  TJX Cos., Inc. (The)                                                             2,572,068
        573,532  Wal-Mart de Mexico SA de CV  Ser. V
                 (Mexico)                                                                         1,947,417
                                                                                              -------------
                                                                                                 31,608,482

Software (4.5%)
-----------------------------------------------------------------------------------------------------------
         31,000  Adobe Systems, Inc.                                                              1,533,570
         14,900  KONAMI Corp. (Japan)                                                               329,909
        609,200  Microsoft Corp. (SEG)                                                           16,844,380
        579,800  Oracle Corp. (NON)                                                               6,540,144
         68,100  Symantec Corp. (NON) (S)                                                         3,737,328
                                                                                              -------------
                                                                                                 28,985,331

Technology Services (1.3%)
-----------------------------------------------------------------------------------------------------------
         93,900  Automatic Data Processing, Inc.                                                  3,879,948
        124,800  Fiserv, Inc. (NON)                                                               4,350,528
                                                                                              -------------
                                                                                                  8,230,476

Telecommunications (5.1%)
-----------------------------------------------------------------------------------------------------------
        153,661  France Telecom SA (France)                                                       3,827,774
        147,340  KT Corp. ADR (South Korea) (S)                                                   2,662,434
          3,070  NTT DoCoMo, Inc. (Japan)                                                         5,209,528
        103,630  Telefonos de Mexico SA de CV (Telmex)
                 ADR Class L (Mexico)                                                             3,344,140
        107,000  Telus Corp. (Canada)                                                             2,071,841
      6,675,912  Vodafone Group PLC (United Kingdom)                                             15,974,117
                                                                                              -------------
                                                                                                 33,089,834

Telephone (0.5%)
-----------------------------------------------------------------------------------------------------------
         53,600  NTL, Inc. (NON) (S)                                                              3,326,952

Tobacco (3.4%)
-----------------------------------------------------------------------------------------------------------
        194,507  Altadis SA (Spain)                                                               6,618,163
        245,521  Altria Group, Inc.                                                              11,549,308
            475  Japan Tobacco, Inc. (Japan)                                                      3,974,138
                                                                                              -------------
                                                                                                 22,141,609

Transportation Services (0.4%)
-----------------------------------------------------------------------------------------------------------
        105,337  TPG NV (Netherlands)                                                             2,572,983

Water Utilities (0.6%)
-----------------------------------------------------------------------------------------------------------
        128,662  Veolia Environnement (France)                                                    3,701,926
                                                                                              -------------
                 Total Common stocks  (cost $578,252,745)                                      $620,030,750

Short-term investments (8.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $10,949,965  Putnam Prime Money Market Fund (e)                                             $10,949,965
     44,881,597  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        44,841,359
                                                                                              -------------
                 Total Short-term investments  (cost $55,791,324)                               $55,791,324
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $634,044,069) (b)                                     $675,822,074
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to buy at September 30, 2004 (Unaudited) (aggregate face value $74,173,083)

                                                                  Unrealized
                                      Aggregate   Delivery      appreciation/
                           Value     face value       date     (depreciation)
----------------------------------------------------------------------------
Australian Dollar    $33,613,208    $32,483,771   12/15/04        $1,129,437
British Pound         23,443,455     23,190,287   12/15/04           253,168
Canadian Dollar        3,200,884      3,096,025   12/15/04           104,859
Euro                   2,321,008      2,288,948   12/15/04            32,060
Japanese Yen           7,226,251      7,244,888   12/15/04           (18,637)
Norwegian Krone        1,811,774      1,758,907   12/15/04            52,867
Swiss Franc            4,167,289      4,110,257   12/15/04            57,032
----------------------------------------------------------------------------
                                                                  $1,610,786
----------------------------------------------------------------------------


Forward currency contracts to sell at September 30, 2004 (Unaudited) (aggregate face value $32,894,955)

                                                                 Unrealized
                                      Aggregate   Delivery      appreciation/
                           Value     face value       date     (depreciation)
----------------------------------------------------------------------------
British Pound         $1,655,093     $1,644,236   12/15/04          $(10,857)
Canadian Dollar        1,686,259      1,612,085   12/15/04           (74,174)
Euro                  16,946,202     16,561,587   12/15/04          (384,615)
Japanese Yen              13,778         13,825   12/15/04                47
Mexican Peso           4,673,334      4,606,465   12/15/04           (66,869)
Swedish Krona          7,068,503      6,851,225   12/15/04          (217,278)
Swiss Franc            1,626,589      1,605,532   12/15/04           (21,057)
----------------------------------------------------------------------------
                                                                   $(774,803)
----------------------------------------------------------------------------


Futures contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                     Aggregate  Expiration      appreciation/
                           Value    face value        date     (depreciation)
----------------------------------------------------------------------------
Dow Jones Euro
STOXX 50 (Long)       $2,647,194    $2,691,993      Dec-04          $(44,799)
New Financial
Times Stock
Exchange 100
Index (Long)           2,332,405     2,326,668      Dec-04             5,737
S&P 500 Index
(Long)                13,936,250    13,870,064      Dec-04            66,186
Tokyo Price
Index  (Long)          1,800,817     1,860,755      Dec-04           (59,938)
----------------------------------------------------------------------------
                                                                    $(32,814)
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $645,904,838.

  (b) The aggregate identified cost on a tax basis is $642,185,297, resulting in gross unrealized appreciation and depreciation of $54,595,842 and $20,959,065, respectively, or net unrealized appreciation of $33,636,777.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $43,367,982. The fund received cash collateral of $44,841,359 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $87,210 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2004:
      (as a percentage of Market Value)

        Belgium                      0.5%
        Bermuda                      2.2
        Brazil                       1.4
        Canada                       1.8
        Cayman Islands               1.4
        France                       4.2
        Germany                      2.1
        Ireland                      0.7
        Italy                        1.7
        Japan                        7.4
        Mexico                       0.8
        Netherlands                  2.0
        South Korea                  2.3
        Spain                        2.5
        Sweden                       2.0
        Switzerland                  2.3
        United Kingdom              10.4
        United States               53.5
        Other                        0.8
                                 -------
        Total                      100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Growth and Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (98.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.2%)
-----------------------------------------------------------------------------------------------------------
        130,200  Omnicom Group, Inc.                                                             $9,512,412

Aerospace and Defense (3.5%)
-----------------------------------------------------------------------------------------------------------
      1,307,028  Boeing Co. (The)                                                                67,468,785
        894,878  Lockheed Martin Corp.                                                           49,916,295
        186,600  Northrop Grumman Corp. (S)                                                       9,951,378
        681,591  Raytheon Co.                                                                    25,886,826
        285,500  United Technologies Corp.                                                       26,659,990
                                                                                              -------------
                                                                                                179,883,274

Airlines (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,116,400  Southwest Airlines Co.                                                          15,205,368

Automotive (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,157,500  Ford Motor Co. (S)                                                              16,262,875
        421,481  Lear Corp.                                                                      22,949,640
                                                                                              -------------
                                                                                                 39,212,515

Banking (9.0%)
-----------------------------------------------------------------------------------------------------------
      3,038,200  Bank of America Corp.                                                          131,645,206
        757,775  Bank of New York Co., Inc. (The)                                                22,104,297
         83,400  Commerce Bancorp, Inc. (S)                                                       4,603,680
        660,174  Fifth Third Bancorp                                                             32,493,764
         68,700  M&T Bank Corp. (S)                                                               6,574,590
        123,541  National City Corp.                                                              4,771,153
         73,600  Northern Trust Corp.                                                             3,002,880
        145,768  Sovereign Bancorp, Inc.                                                          3,180,658
        889,864  State Street Corp.                                                              38,006,091
        229,500  Synovus Financial Corp. (S)                                                      6,001,425
      3,211,457  U.S. Bancorp                                                                    92,811,107
        546,501  Wachovia Corp. (S)                                                              25,658,222
        290,400  Washington Mutual, Inc.                                                         11,348,832
      1,395,736  Wells Fargo & Co.                                                               83,227,738
                                                                                              -------------
                                                                                                465,429,643

Beverage (2.0%)
-----------------------------------------------------------------------------------------------------------
      2,150,141  Coca-Cola Co. (The)                                                             86,113,147
        954,802  Coca-Cola Enterprises, Inc.                                                     18,045,758
                                                                                              -------------
                                                                                                104,158,905

Biotechnology (0.1%)
-----------------------------------------------------------------------------------------------------------
        100,900  Amgen, Inc. (NON)                                                                5,719,012

Building Materials (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,634,900  Masco Corp. (S)                                                                 56,453,097
        130,900  Vulcan Materials Co.                                                             6,669,355
                                                                                              -------------
                                                                                                 63,122,452

Cable Television (0.1%)
-----------------------------------------------------------------------------------------------------------
        174,868  Liberty Media International, Inc. Class
                 A (NON)                                                                          5,833,946

Chemicals (3.2%)
-----------------------------------------------------------------------------------------------------------
        268,200  Avery Dennison Corp.                                                            17,642,196
      1,653,561  Dow Chemical Co. (The)                                                          74,707,886
        644,400  E.I. du Pont de Nemours & Co.                                                   27,580,320
        416,040  Hercules, Inc. (NON) (S)                                                         5,928,570
        461,418  PPG Industries, Inc.                                                            28,275,695
        287,800  Rohm & Haas Co.                                                                 12,366,766
                                                                                              -------------
                                                                                                166,501,433

Coal (0.1%)
-----------------------------------------------------------------------------------------------------------
         89,700  Peabody Energy Corp.                                                             5,337,150

Commercial and Consumer Services (0.4%)
-----------------------------------------------------------------------------------------------------------
        114,200  Cintas Corp.                                                                     4,800,968
      2,785,000  Service Corp. International (NON)                                               17,294,850
                                                                                              -------------
                                                                                                 22,095,818

Computers (2.7%)
-----------------------------------------------------------------------------------------------------------
      4,978,730  Hewlett-Packard Co.                                                             93,351,188
        290,500  IBM Corp.                                                                       24,907,470
         70,950  Lexmark International, Inc. (NON) (S)                                            5,960,510
      3,236,200  Sun Microsystems, Inc. (NON)                                                    13,074,248
                                                                                              -------------
                                                                                                137,293,416

Conglomerates (6.3%)
-----------------------------------------------------------------------------------------------------------
          8,232  Berkshire Hathaway, Inc. Class B (NON)                                          23,634,072
      5,035,725  General Electric Co.                                                           169,099,646
        885,070  Honeywell International, Inc.                                                   31,738,610
        355,140  SPX Corp. (S)                                                                   12,571,956
      2,992,378  Tyco International, Ltd. (Bermuda)                                              91,746,309
                                                                                              -------------
                                                                                                328,790,593

Consumer Finance (1.8%)
-----------------------------------------------------------------------------------------------------------
        166,900  Capital One Financial Corp.                                                     12,333,910
        832,298  Countrywide Financial Corp.                                                     32,784,218
      1,600,663  MBNA Corp. (S)                                                                  40,336,708
        386,400  Providian Financial Corp. (NON)                                                  6,004,656
                                                                                              -------------
                                                                                                 91,459,492

Consumer Goods (2.4%)
-----------------------------------------------------------------------------------------------------------
        469,100  Colgate-Palmolive Co.                                                           21,193,938
        159,000  Energizer Holdings, Inc. (NON) (S)                                               7,329,900
         36,610  Fortune Brands, Inc.                                                             2,712,435
        296,400  Gillette Co. (The)                                                              12,371,736
         74,400  International Flavors & Fragrances, Inc.                                         2,842,080
        292,000  Kimberly-Clark Corp.                                                            18,860,280
         87,971  Newell Rubbermaid, Inc.                                                          1,762,939
      1,043,818  Procter & Gamble Co.                                                            56,491,430
                                                                                              -------------
                                                                                                123,564,738

Containers (0.3%)
-----------------------------------------------------------------------------------------------------------
        224,200  Ball Corp.                                                                       8,391,806
        169,200  Owens-Illinois, Inc. (NON)                                                       2,707,200
                                                                                              -------------
                                                                                                 11,099,006

Electric Utilities (3.2%)
-----------------------------------------------------------------------------------------------------------
        131,300  Dominion Resources, Inc.                                                         8,567,325
        341,900  Duke Energy Corp. (S)                                                            7,826,091
        702,521  Edison International                                                            18,623,832
        221,800  Entergy Corp.                                                                   13,443,298
        900,350  Exelon Corp.                                                                    33,033,841
        133,200  FPL Group, Inc. (S)                                                              9,100,224
         95,000  Great Plains Energy, Inc. (S)                                                    2,769,250
      1,207,186  PG&E Corp. (NON)                                                                36,698,454
        291,500  PPL Corp.                                                                       13,752,970
        365,753  Progress Energy, Inc.                                                           15,485,982
        718,000  Sierra Pacific Resources (NON)                                                   6,426,100
        105,500  XCEL Energy, Inc. (S)                                                            1,827,260
                                                                                              -------------
                                                                                                167,554,627

Electrical Equipment (0.5%)
-----------------------------------------------------------------------------------------------------------
        359,100  Emerson Electric Co. (S)                                                        22,224,699
        139,719  Rockwell Automation, Inc.                                                        5,407,125
                                                                                              -------------
                                                                                                 27,631,824

Electronics (1.7%)
-----------------------------------------------------------------------------------------------------------
      1,105,900  Intel Corp.                                                                     22,184,354
        278,400  Jabil Circuit, Inc. (NON)                                                        6,403,200
        885,300  Micron Technology, Inc. (NON)                                                   10,650,159
      2,211,400  Motorola, Inc.                                                                  39,893,656
      1,575,000  Solectron Corp. (NON) (S)                                                        7,796,250
        155,700  Vishay Intertechnology, Inc. (NON)                                               2,008,530
                                                                                              -------------
                                                                                                 88,936,149

Energy (0.5%)
-----------------------------------------------------------------------------------------------------------
        198,800  GlobalSantaFe Corp. (Cayman Islands)                                             6,093,220
        178,700  Halliburton Co.                                                                  6,020,403
        132,000  Noble Corp. (Cayman Islands) (NON)                                               5,933,400
        179,000  Transocean, Inc. (Cayman Islands) (NON)
                 (S)                                                                              6,404,620
        117,900  Varco International, Inc. (NON)                                                  3,162,078
                                                                                              -------------
                                                                                                 27,613,721

Financial (7.1%)
-----------------------------------------------------------------------------------------------------------
      4,394,062  Citigroup, Inc. (SEG)                                                          193,866,015
      1,577,800  Fannie Mae (S)                                                                 100,032,520
      1,106,541  Freddie Mac                                                                     72,190,735
                                                                                              -------------
                                                                                                366,089,270

Food (1.1%)
-----------------------------------------------------------------------------------------------------------
        323,000  General Mills, Inc.                                                             14,502,700
        488,573  H.J. Heinz Co.                                                                  17,598,399
        291,300  Kellogg Co.                                                                     12,426,858
        127,198  Sara Lee Corp.                                                                   2,907,746
        659,200  Tyson Foods, Inc. Class A                                                       10,560,384
                                                                                              -------------
                                                                                                 57,996,087

Forest Products and Packaging (1.2%)
-----------------------------------------------------------------------------------------------------------
        149,600  Boise Cascade Corp.                                                              4,978,688
        418,000  International Paper Co. (S)                                                     16,891,380
        192,600  Plum Creek Timber Company, Inc. (S)                                              6,746,778
        488,668  Smurfit-Stone Container Corp. (NON)                                              9,465,499
        392,775  Weyerhaeuser Co.                                                                26,111,682
                                                                                              -------------
                                                                                                 64,194,027

Gaming & Lottery (0.2%)
-----------------------------------------------------------------------------------------------------------
        212,026  Harrah's Entertainment, Inc.                                                    11,233,137

Health Care Services (2.3%)
-----------------------------------------------------------------------------------------------------------
         75,300  AmerisourceBergen Corp.                                                          4,044,363
        713,651  Cardinal Health, Inc.                                                           31,236,504
        451,296  CIGNA Corp. (S)                                                                 31,423,740
        258,864  Express Scripts, Inc. Class A (NON)                                             16,914,174
         74,177  Health Net, Inc. (NON) (S)                                                       1,833,655
         30,200  Humana, Inc. (NON)                                                                 603,396
         59,200  Laboratory Corp. of America Holdings
                 (NON)                                                                            2,588,224
        638,028  McKesson Corp.                                                                  16,365,418
         60,400  Medco Health Solutions, Inc. (NON)                                               1,866,360
        182,566  UnitedHealth Group, Inc.                                                        13,462,417
                                                                                              -------------
                                                                                                120,338,251

Homebuilding (0.3%)
-----------------------------------------------------------------------------------------------------------
        268,200  Lennar Corp.                                                                    12,766,320

Household Furniture and Appliances (0.3%)
-----------------------------------------------------------------------------------------------------------
        258,513  Whirlpool Corp.                                                                 15,534,046

Industrial (0.4%)
-----------------------------------------------------------------------------------------------------------
        239,700  3M Co.                                                                          19,168,809

Insurance (5.8%)
-----------------------------------------------------------------------------------------------------------
      1,068,000  ACE, Ltd. (Cayman Islands) (S)                                                  42,784,080
        364,800  Allstate Corp.                                                                  17,506,752
      1,857,074  American International Group, Inc.                                             126,262,461
        169,712  Fidelity National Financial, Inc.                                                6,466,027
        153,700  Hartford Financial Services Group, Inc.
                 (The)                                                                            9,518,641
        188,800  Lincoln National Corp. (S)                                                       8,873,600
        884,100  MetLife, Inc.                                                                   34,170,465
        112,474  Old Republic International Corp.                                                 2,815,224
        960,658  St. Paul Travelers Cos., Inc. (The)                                             31,759,353
        297,000  XL Capital, Ltd. Class A (Cayman
                 Islands)                                                                        21,975,030
                                                                                              -------------
                                                                                                302,131,633

Investment Banking/Brokerage (4.1%)
-----------------------------------------------------------------------------------------------------------
         26,907  Goldman Sachs Group, Inc. (The)                                                  2,508,809
         55,700  Janus Capital Group, Inc. (S)                                                      758,077
      3,029,512  JPMorgan Chase & Co.                                                           120,362,512
         26,900  Lehman Brothers Holdings, Inc.                                                   2,144,468
      1,173,795  Merrill Lynch & Co., Inc.                                                       58,361,087
        580,664  Morgan Stanley                                                                  28,626,735
                                                                                              -------------
                                                                                                212,761,688

Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
        121,000  Harley-Davidson, Inc.                                                            7,192,240

Lodging/Tourism (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,040,500  Cendant Corp.                                                                   22,474,800
        153,900  Marriott International, Inc. Class A                                             7,996,644
                                                                                              -------------
                                                                                                 30,471,444

Machinery (1.2%)
-----------------------------------------------------------------------------------------------------------
        662,607  Ingersoll-Rand Co. Class A (Bermuda)                                            45,037,398
        291,400  Parker-Hannifin Corp.                                                           17,151,804
                                                                                              -------------
                                                                                                 62,189,202

Manufacturing (0.1%)
-----------------------------------------------------------------------------------------------------------
        164,000  Dover Corp.                                                                      6,374,680

Media (1.8%)
-----------------------------------------------------------------------------------------------------------
        968,200  Liberty Media Corp. Class A (NON)                                                8,442,704
      2,078,658  Time Warner, Inc. (NON)                                                         33,549,540
      2,338,721  Walt Disney Co. (The)                                                           52,738,159
                                                                                              -------------
                                                                                                 94,730,403

Medical Technology (--%)
-----------------------------------------------------------------------------------------------------------
         59,017  Baxter International, Inc.                                                       1,897,987

Metals (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,566,700  Alcoa, Inc. (S)                                                                 52,625,453
        174,631  Barrick Gold Corp. (Canada)                                                      3,674,236
                                                                                              -------------
                                                                                                 56,299,689

Natural Gas Utilities (0.1%)
-----------------------------------------------------------------------------------------------------------
         72,934  Sempra Energy                                                                    2,639,481
        216,300  Southern Union Co. (NON) (S)                                                     4,434,150
                                                                                              -------------
                                                                                                  7,073,631

Oil & Gas (8.4%)
-----------------------------------------------------------------------------------------------------------
        118,400  Amerada Hess Corp.                                                              10,537,600
      1,591,674  ChevronTexaco Corp.                                                             85,377,393
        116,800  ConocoPhillips                                                                   9,676,880
        119,188  Devon Energy Corp.                                                               8,463,540
      5,140,402  ExxonMobil Corp.                                                               248,435,634
        852,346  Marathon Oil Corp.                                                              35,184,843
        115,742  Occidental Petroleum Corp.                                                       6,473,450
        109,300  Sunoco, Inc.                                                                     8,086,014
        572,769  Unocal Corp.                                                                    24,629,067
                                                                                              -------------
                                                                                                436,864,421

Pharmaceuticals (8.0%)
-----------------------------------------------------------------------------------------------------------
      1,713,828  Abbott Laboratories                                                             72,597,754
        982,783  Bristol-Myers Squibb Co.                                                        23,262,474
        254,880  Eli Lilly Co.                                                                   15,305,544
      1,534,900  Johnson & Johnson                                                               86,460,917
      1,124,690  King Pharmaceuticals, Inc. (NON)                                                13,428,799
        691,800  Merck & Co., Inc.                                                               22,829,400
      4,900,643  Pfizer, Inc.                                                                   149,959,676
        843,862  Wyeth                                                                           31,560,439
                                                                                              -------------
                                                                                                415,405,003

Photography/Imaging (1.0%)
-----------------------------------------------------------------------------------------------------------
      3,564,186  Xerox Corp. (NON) (S)                                                           50,183,739

Publishing (0.2%)
-----------------------------------------------------------------------------------------------------------
        129,100  McGraw-Hill Companies, Inc. (The) (S)                                           10,287,979

Railroads (1.1%)
-----------------------------------------------------------------------------------------------------------
        185,500  Canadian National Railway Co. (Canada)                                           8,996,750
        314,000  Norfolk Southern Corp.                                                           9,338,360
        640,442  Union Pacific Corp. (S)                                                         37,529,901
                                                                                              -------------
                                                                                                 55,865,011

Real Estate (0.2%)
-----------------------------------------------------------------------------------------------------------
        318,300  Equity Office Properties Trust (R)                                               8,673,675

Regional Bells (2.8%)
-----------------------------------------------------------------------------------------------------------
      1,489,754  BellSouth Corp.                                                                 40,402,128
        814,900  SBC Communications, Inc. (S)                                                    21,146,655
      2,068,800  Verizon Communications, Inc.                                                    81,469,344
                                                                                              -------------
                                                                                                143,018,127

Restaurants (1.5%)
-----------------------------------------------------------------------------------------------------------
        255,700  Darden Restaurants, Inc.                                                         5,962,924
      2,547,100  McDonald's Corp.                                                                71,395,213
                                                                                              -------------
                                                                                                 77,358,137

Retail (3.6%)
-----------------------------------------------------------------------------------------------------------
         81,174  AutoZone, Inc. (NON) (S)                                                         6,270,692
        157,524  Federated Department Stores, Inc.                                                7,156,315
      1,735,762  Home Depot, Inc. (The)                                                          68,041,870
        370,303  JC Penney Co., Inc. (Holding Co.) (S)                                           13,064,290
        822,000  Limited Brands, Inc.                                                            18,322,380
        520,089  Lowe's Cos., Inc.                                                               28,266,837
        145,000  May Department Stores Co. (The) (S)                                              3,716,350
        886,627  Office Depot, Inc. (NON)                                                        13,326,004
      1,780,400  Rite Aid Corp. (NON)                                                             6,267,008
        226,594  Staples, Inc. (S)                                                                6,757,033
        156,700  Supervalu, Inc.                                                                  4,317,085
        494,000  TJX Cos., Inc. (The) (S)                                                        10,887,760
                                                                                              -------------
                                                                                                186,393,624

Software (0.4%)
-----------------------------------------------------------------------------------------------------------
        109,482  Amdocs, Ltd. (Guernsey) (NON)                                                    2,389,992
        704,532  Microsoft Corp.                                                                 19,480,310
                                                                                              -------------
                                                                                                 21,870,302

Technology Services (0.4%)
-----------------------------------------------------------------------------------------------------------
        203,000  Automatic Data Processing, Inc.                                                  8,387,960
        277,200  Fiserv, Inc. (NON)                                                               9,663,192
                                                                                              -------------
                                                                                                 18,051,152

Telecommunications (--%)
-----------------------------------------------------------------------------------------------------------
         80,141  AT&T Wireless Services, Inc. (NON)                                               1,184,484

Textiles (0.1%)
-----------------------------------------------------------------------------------------------------------
        173,000  Liz Claiborne, Inc.                                                              6,525,560

Tobacco (2.0%)
-----------------------------------------------------------------------------------------------------------
      2,162,783  Altria Group, Inc. (S)                                                         101,737,312

Toys (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,507,557  Mattel, Inc. (S)                                                                27,332,008

Waste Management (0.2%)
-----------------------------------------------------------------------------------------------------------
        323,100  Waste Management, Inc.                                                           8,833,554
                                                                                              -------------
                 Total Common stocks (cost $4,136,897,385)                                   $5,103,982,126

Convertible preferred stocks (0.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        231,000  Ford Motor Company Capital Trust II
                 $3.25 cum. cv. pfd.                                                            $12,156,375
        202,440  Xerox Corp. 144A $3.75 cv. pfd.                                                 15,765,015
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $22,511,104)                         $27,921,390

Purchased options outstanding (--%) (a) (cost $83,061)
-----------------------------------------------------------------------------------------------------------
Contract amount                                                                Expiration date        Value
-----------------------------------------------------------------------------------------------------------
         33,178  Fannie Mae (Call)                                              Nov 04/$66.58       $42,461

Short-term investments (2.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $29,571,933  Putnam Prime Money Market Fund (e)                                             $29,571,933
     89,477,465  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        89,397,247
                                                                                              -------------
                 Total Short-term investments (cost $118,969,180)                              $118,969,180
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $4,278,460,730) (b)                                 $5,250,915,157
-----------------------------------------------------------------------------------------------------------



Futures contracts outstanding at September 30, 2004 (Unaudited)

                                      Aggregate     Expiration   Unrealized
                          Value      face value        date     depreciation
----------------------------------------------------------------------------
S&P 500
Index (Long)           $1,671,750    $1,671,773       Dec-04         $(23)
----------------------------------------------------------------------------


Written options outstanding at September 30, 2004 (Unaudited)
(premiums received $68,045)

Contract                               Expiration date/
amount                                    strike price              Value
----------------------------------------------------------------------------
 33,178   Freddie Mac (Put)              Nov 04/$65.52            $71,897
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $5,180,370,053.

  (b) The aggregate identified cost on a tax basis is $4,454,362,486 resulting in gross unrealized appreciation and depreciation of $980,617,113 and $184,064,442, respectively, or net unrealized appreciation of $796,552,671.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $86,029,408. The fund received cash collateral of $89,397,247 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $78,701 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Putnam VT Growth Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (96.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (3.7%)
-----------------------------------------------------------------------------------------------------------
         15,700  Boeing Co. (The)                                                                  $810,434
         17,400  United Technologies Corp.                                                        1,624,812
                                                                                              -------------
                                                                                                  2,435,246

Banking (1.6%)
-----------------------------------------------------------------------------------------------------------
          6,200  State Street Corp.                                                                 264,802
          6,100  U.S. Bancorp                                                                       176,290
          9,900  Wells Fargo & Co.                                                                  590,337
                                                                                              -------------
                                                                                                  1,031,429

Beverage (2.1%)
-----------------------------------------------------------------------------------------------------------
          7,000  Pepsi Bottling Group, Inc. (The)                                                   190,050
         24,500  PepsiCo, Inc.                                                                    1,191,925
                                                                                              -------------
                                                                                                  1,381,975

Biotechnology (2.9%)
-----------------------------------------------------------------------------------------------------------
         17,700  Amgen, Inc. (NON)                                                                1,003,236
          5,500  Genentech, Inc. (NON)                                                              288,310
         16,400  Gilead Sciences, Inc. (NON)                                                        613,032
                                                                                              -------------
                                                                                                  1,904,578

Commercial and Consumer Services (2.0%)
-----------------------------------------------------------------------------------------------------------
          7,000  eBay, Inc. (NON)                                                                   643,580
         18,800  Yahoo!, Inc. (NON)                                                                 637,508
                                                                                              -------------
                                                                                                  1,281,088

Communications Equipment (6.0%)
-----------------------------------------------------------------------------------------------------------
        110,800  Cisco Systems, Inc. (NON)                                                        2,005,480
         49,100  Qualcomm, Inc.                                                                   1,916,864
                                                                                              -------------
                                                                                                  3,922,344

Computers (2.5%)
-----------------------------------------------------------------------------------------------------------
         23,400  Dell, Inc. (NON)                                                                   833,040
         18,700  Hewlett-Packard Co.                                                                350,625
          5,500  Lexmark International, Inc. (NON)                                                  462,055
                                                                                              -------------
                                                                                                  1,645,720

Conglomerates (3.6%)
-----------------------------------------------------------------------------------------------------------
         17,600  Danaher Corp.                                                                      902,528
         42,000  General Electric Co.                                                             1,410,360
                                                                                              -------------
                                                                                                  2,312,888

Consumer Finance (2.3%)
-----------------------------------------------------------------------------------------------------------
         12,200  Capital One Financial Corp.                                                        901,580
         23,000  MBNA Corp.                                                                         579,600
                                                                                              -------------
                                                                                                  1,481,180

Consumer Goods (6.4%)
-----------------------------------------------------------------------------------------------------------
         39,900  Avon Products, Inc.                                                              1,742,832
         12,800  Gillette Co. (The)                                                                 534,272
         34,500  Procter & Gamble Co.                                                             1,867,140
                                                                                              -------------
                                                                                                  4,144,244

Electronics (3.8%)
-----------------------------------------------------------------------------------------------------------
        101,200  Intel Corp.                                                                      2,030,072
         24,600  Motorola, Inc.                                                                     443,784
                                                                                              -------------
                                                                                                  2,473,856

Financial (4.2%)
-----------------------------------------------------------------------------------------------------------
         34,000  Citigroup, Inc.                                                                  1,500,080
         19,300  Fannie Mae                                                                       1,223,620
                                                                                              -------------
                                                                                                  2,723,700

Gaming & Lottery (0.5%)
-----------------------------------------------------------------------------------------------------------
          6,300  Harrah's Entertainment, Inc.                                                       333,774

Health Care Services (3.6%)
-----------------------------------------------------------------------------------------------------------
          4,000  Quest Diagnostics, Inc.                                                            352,880
         26,700  UnitedHealth Group, Inc.                                                         1,968,858
                                                                                              -------------
                                                                                                  2,321,738

Industrial (2.1%)
-----------------------------------------------------------------------------------------------------------
         17,200  3M Co.                                                                           1,375,484

Insurance (1.8%)
-----------------------------------------------------------------------------------------------------------
         17,400  American International Group, Inc.                                               1,183,026

Medical Technology (2.8%)
-----------------------------------------------------------------------------------------------------------
         21,300  Medtronic, Inc.                                                                  1,105,470
          9,400  St. Jude Medical, Inc. (NON)                                                       707,538
                                                                                              -------------
                                                                                                  1,813,008

Oil & Gas (2.6%)
-----------------------------------------------------------------------------------------------------------
          5,700  Anadarko Petroleum Corp.                                                           378,252
         26,600  Apache Corp.                                                                     1,332,926
                                                                                              -------------
                                                                                                  1,711,178

Pharmaceuticals (13.6%)
-----------------------------------------------------------------------------------------------------------
         31,600  Abbott Laboratories                                                              1,338,576
         46,200  Johnson & Johnson                                                                2,602,446
        128,300  Pfizer, Inc.                                                                     3,925,980
         25,900  Wyeth                                                                              968,660
                                                                                              -------------
                                                                                                  8,835,662

Retail (14.3%)
-----------------------------------------------------------------------------------------------------------
          3,200  Best Buy Co., Inc.                                                                 173,568
         26,800  Costco Wholesale Corp.                                                           1,113,808
         39,700  Home Depot, Inc. (The)                                                           1,556,240
          7,600  Kohl's Corp. (NON)                                                                 366,244
         30,400  Lowe's Cos., Inc.                                                                1,652,240
         34,700  Staples, Inc.                                                                    1,034,754
          8,200  Target Corp.                                                                       371,050
         24,700  TJX Cos., Inc. (The)                                                               544,388
         46,700  Wal-Mart Stores, Inc.                                                            2,484,440
                                                                                              -------------
                                                                                                  9,296,732

Software (11.1%)
-----------------------------------------------------------------------------------------------------------
         36,700  Adobe Systems, Inc. (S)                                                          1,815,549
        146,700  Microsoft Corp.                                                                  4,056,255
         73,700  Oracle Corp. (NON)                                                                 831,336
          9,500  Symantec Corp. (NON)                                                               521,360
                                                                                              -------------
                                                                                                  7,224,500

Textiles (1.2%)
-----------------------------------------------------------------------------------------------------------
          9,800  Nike, Inc.                                                                         772,240

Tobacco (1.8%)
-----------------------------------------------------------------------------------------------------------
         24,300  Altria Group, Inc.                                                               1,143,072
                                                                                              -------------
                 Total Common stocks  (cost $55,930,846)                                        $62,748,662

Short-term investments (2.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $658,490  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004. (d)                                                         $657,900
        686,981  Putnam Prime Money Market Fund (e)                                                 686,981
                                                                                              -------------
                 Total Short-term investments  (cost $1,344,881)                                 $1,344,881
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $57,275,727) (b)                                       $64,093,543
-----------------------------------------------------------------------------------------------------------



NOTES

  (a) Percentages indicated are based on net assets of $64,995,117.

  (b) The aggregate identified cost on a tax basis is $60,824,641, resulting in gross unrealized appreciation and depreciation of $5,219,603 and $1,950,701, respectively, or net unrealized appreciation of $3,268,902.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (R) Real Estate Investment Trust.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $640,614. The fund received cash collateral of $657,900 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,365 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Health Sciences Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (98.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Biotechnology (13.1%)
-----------------------------------------------------------------------------------------------------------
          3,500  Actelion NV (Switzerland) (NON)                                                   $358,888
        356,200  Amgen, Inc. (NON)                                                               20,189,416
         63,300  Amylin Pharmaceuticals, Inc. (NON) (S)                                           1,298,916
          5,000  Basilea Pharmaceutical 144A
                 (Switzerland) (NON)                                                                255,347
         89,100  Biogen Idec, Inc. (NON) (S)                                                      5,450,247
          9,345  Corgentech, Inc. (NON) (S)                                                         159,519
        103,400  Genentech, Inc. (NON)                                                            5,420,228
         67,300  Genzyme Corp. (NON)                                                              3,661,793
         79,400  Gilead Sciences, Inc. (NON)                                                      2,967,972
         51,900  Idenix Pharmaceuticals, Inc. (NON)                                                 830,400
         15,100  IDEXX Laboratories, Inc. (NON) (S)                                                 766,174
         26,000  Neurocrine Biosciences, Inc. (NON) (S)                                           1,226,160
          1,100  Nexia Biotechnologies, Inc. (Canada)
                 (NON)                                                                                1,148
         23,800  Nexia Biotechnologies, Inc. 144A
                 (Canada) (NON)                                                                      24,829
                                                                                              -------------
                                                                                                 42,611,037

Health Care Services (15.6%)
-----------------------------------------------------------------------------------------------------------
         80,100  AmerisourceBergen Corp. (S)                                                      4,302,171
         16,100  Apria Healthcare Group, Inc. (NON) (S)                                             438,725
        242,300  Cardinal Health, Inc.                                                           10,605,471
         41,000  Caremark Rx, Inc. (NON)                                                          1,314,870
         62,600  CIGNA Corp.                                                                      4,358,838
        100,100  Community Health Systems, Inc. (NON)                                             2,670,668
         64,200  Express Scripts, Inc. Class A (NON)                                              4,194,828
         19,000  Fisher Scientific International, Inc.
                 (NON) (S)                                                                        1,108,270
         11,800  Henry Schein, Inc. (NON) (S)                                                       735,258
         70,100  Laboratory Corp. of America Holdings
                 (NON)                                                                            3,064,772
         34,700  McKesson Corp.                                                                     890,055
        156,600  Medco Health Solutions, Inc. (NON)                                               4,838,940
         24,600  Omnicare, Inc.                                                                     697,656
         21,300  Quest Diagnostics, Inc.                                                          1,879,086
         74,000  Triad Hospitals, Inc. (NON)                                                      2,548,560
         57,100  UnitedHealth Group, Inc.                                                         4,210,554
         27,200  WellPoint Health Networks, Inc. (NON)                                            2,858,448
                                                                                              -------------
                                                                                                 50,717,170

Medical Technology (15.6%)
-----------------------------------------------------------------------------------------------------------
          9,500  Animas Corp. (NON) (S)                                                             152,950
         13,700  Beckman Coulter, Inc. (S)                                                          768,844
        112,000  Boston Scientific Corp. (NON)                                                    4,449,760
         35,300  C.R. Bard, Inc.                                                                  1,999,039
         29,800  Charles River Laboratories
                 International, Inc. (NON) (S)                                                    1,364,840
         40,600  DJ Orthopedics, Inc. (NON) (S)                                                     716,590
         24,400  Edwards Lifesciences Corp. (NON) (S)                                               817,400
        116,100  Guidant Corp.                                                                    7,667,244
         16,600  Kinetic Concepts, Inc. (NON) (S)                                                   872,330
        345,100  Medtronic, Inc.                                                                 17,910,690
          1,700  Nobel Biocare AB (Sweden) (NON)                                                    151,832
            250  Nobel Biocare Holding AG (Switzerland)                                              38,748
         95,800  St. Jude Medical, Inc. (NON)                                                     7,210,866
         32,700  Sybron Dental Specialties, Inc. (NON)
                 (S)                                                                                970,863
         39,700  Synthes-Stratec, Inc. (Switzerland)
                 (NON)                                                                            4,325,242
         29,000  Waters Corp. (NON) (S)                                                           1,278,900
                                                                                              -------------
                                                                                                 50,696,138

Pharmaceuticals (54.3%)
-----------------------------------------------------------------------------------------------------------
        416,800  Abbott Laboratories (S)                                                         17,655,648
         18,090  AstraZeneca PLC (United Kingdom)                                                   741,340
        215,400  AstraZeneca PLC ADR (United Kingdom)                                             8,859,402
         68,930  Aurobindo Pharma, Ltd. (India)                                                     559,991
        141,400  Barr Pharmaceuticals, Inc. (NON) (S)                                             5,858,202
         41,400  Biovail Corp. (Canada) (NON)                                                       716,220
         26,000  Cephalon, Inc. (NON) (S)                                                         1,245,400
        196,600  Forest Laboratories, Inc. (NON)                                                  8,843,068
         36,000  Fujirebio, Inc. (Japan)                                                            493,285
        383,300  GlaxoSmithKline PLC ADR (United Kingdom)
                 (S)                                                                             16,761,709
         18,500  IVAX Corp. (NON) (S)                                                               354,275
        433,500  Johnson & Johnson                                                               24,419,054
         13,800  MannKind Corp. (NON) (S)                                                           276,552
         11,500  Matrix Laboratories, Ltd. (India)                                                  406,892
        370,500  Novartis AG (Switzerland)                                                       17,273,973
         16,800  Par Pharmaceutical Cos., Inc. (NON)                                                603,624
        885,800  Pfizer, Inc.                                                                    27,105,480
        115,812  Roche Holding AG (Switzerland)                                                  11,968,075
        233,000  Sankyo Co., Ltd. (Japan)                                                         4,926,407
         83,400  Takeda Chemical Industries, Ltd. (Japan)                                         3,784,029
        116,300  Teva Pharmaceutical Industries, Ltd. ADR
                 (Israel)                                                                         3,017,985
        438,200  Wyeth                                                                           16,388,680
        129,000  Yamanouchi Pharmaceutical Co., Ltd.
                 (Japan) (S)                                                                      4,167,332
                                                                                              -------------
                                                                                                176,426,623
                                                                                              -------------
                 Total Common stocks (cost $283,466,713)                                       $320,450,968

Short-term investments (11.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $7,057,858  Putnam Prime Money Market Fund  (e)                                             $7,057,858
     30,117,416  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        30,093,870
                                                                                              -------------
                 Total Short-term investments (cost $37,151,728)                                $37,151,728
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $320,618,441) (b)                                     $357,602,696
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to buy at September 30, 2004 (Unaudited) (aggregate face value $15,530,671)

                                Aggregate      Delivery       Unrealized
                       Value   face value        date        appreciation
----------------------------------------------------------------------------
Canadian Dollar       650,377     629,071      12/15/04         $21,306
Danish Krone        1,664,609   1,622,162      12/15/04          42,447
Euro               13,633,703  13,279,438      12/15/04         354,265
----------------------------------------------------------------------------
                                                               $418,018
----------------------------------------------------------------------------


Forward currency contracts to sell at September 30, 2004 (Unaudited) (aggregate face value $20,695,802)
                                                                Unrealized
                                      Aggregate    Delivery    appreciation/
                       Value         face value      date     (depreciation)
----------------------------------------------------------------------------
British Pound        4,018,919        3,979,602    12/15/04      $(39,317)
Japanese Yen         3,152,696        3,157,331    12/15/04         4,635
Swiss Franc         13,833,873       13,558,869    12/15/04      (275,004)
----------------------------------------------------------------------------
                                                                $(309,686)
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $324,903,661.

  (b) The aggregate identified cost on a tax basis is $326,980,549, resulting in gross unrealized appreciation and depreciation of $40,862,085 and $10,239,938, respectively, or net unrealized appreciation of $30,622,147.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $29,215,690. The fund received cash collateral of $30,093,870 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $19,366 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2004:
      (as a percentage of Market Value exlcuding collateral for secuirities loaned)

      Japan                 5.0%
      Switzerland          10.4
      United Kingdom        8.0
      United States        75.9
      Other                 0.7
                      ---------
      Total               100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT High Yield Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (unaudited)

Corporate bonds and notes (85.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.2%)
-----------------------------------------------------------------------------------------------------------
     $1,035,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                      $1,112,625

Automotive (1.9%)
-----------------------------------------------------------------------------------------------------------
        535,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                              592,513
        990,000  Collins & Aikman Products company
                 guaranty 10 3/4s, 2011                                                             990,000
        315,000  Dana Corp. notes 10 1/8s, 2010                                                     357,525
      2,265,000  Dana Corp. notes 9s, 2011                                                        2,729,325
        170,000  Dana Corp. notes 7s, 2029                                                          170,850
        400,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                 420,000
      1,400,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                               1,372,000
        360,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                               356,400
      1,090,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                      1,258,509
        770,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                               789,250
        955,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                           888,150
        370,000  Tenneco Automotive, Inc. company
                 guaranty Ser. B, 11 5/8s, 2009                                                     390,350
      2,425,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                 2,764,500
                                                                                              -------------
                                                                                                 13,079,372

Basic Materials (9.1%)
-----------------------------------------------------------------------------------------------------------
      1,165,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                         1,281,500
        170,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                               168,725
        650,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                               635,375
        720,000  Armco, Inc. sr. notes 9s, 2007                                                     725,400
        900,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                 900,000
        155,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                              136,400
      1,585,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                         1,711,800
        625,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                              656,250
      1,480,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                               1,657,600
        535,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon zero % (12s,
                 6/1/08), 2013 (STP)                                                                422,650
      1,450,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                            1,218,000
      1,215,000  Crystal US Holdings, LLC/US Sub 3 Corp.
                 144A sr. disc. notes zero % (10s,
                 10/1/09), 2014 (STP)                                                               744,188
      1,486,723  Doe Run Resources Corp. company guaranty
                 Ser. A1, 11 3/4s, 2008 (PIK)                                                     1,263,715
      1,075,000  Equistar Chemicals LP notes 8 3/4s, 2009                                         1,158,313
      3,230,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                             3,625,675
        625,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                           671,875
        535,000  Georgia-Pacific Corp. company guaranty 8
                 7/8s, 2010                                                                         625,950
        875,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                             997,500
      1,155,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                         1,313,813
          4,000  Georgia-Pacific Corp. sr. notes 7 3/8s,
                 2008                                                                                 4,360
      1,470,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                              1,675,800
      2,205,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                             2,618,438
      1,480,000  Hercules, Inc. 144A sr. sub. notes 6
                 3/4s, 2029                                                                       1,509,600
        380,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 10s, 2008                                                                 406,600
         55,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                                63,800
      1,490,000  Huntsman Co., LLC sr. disc. notes zero %,
                 2008                                                                               931,250
      1,650,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                           1,732,500
      2,995,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                     1,587,350
EUR     755,000  Huntsman International, LLC sr. sub.
                 notes Ser. EXCH, 10 1/8s, 2009                                                     975,530
       $800,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                               926,000
        620,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                         684,325
      1,510,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                       1,608,150
        245,000  International Steel Group, Inc. 144A sr.
                 notes 6 1/2s, 2014                                                                 245,000
      2,330,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                 2,597,950
         75,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                        79,125
         80,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                               77,200
        185,000  Kappa Beheer BV company guaranty 10
                 5/8s, 2009 (Netherlands)                                                           195,175
        140,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                               162,400
      1,085,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                       1,184,006
      1,950,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                       2,123,063
EUR      70,000  MDP Acquisitions PLC sr. notes 10 1/8s,
                 2012 (Ireland)                                                                      97,270
     $1,700,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                   1,921,000
        684,783  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                               797,772
      1,960,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                            2,160,900
        360,000  Millennium America, Inc. 144A sr. notes
                 9 1/4s, 2008                                                                       396,900
EUR     140,000  Nalco Co. sr. notes 7 3/4s, 2011                                                   184,805
EUR     140,000  Nalco Co. sr. sub. notes 9s, 2013                                                  184,631
     $2,290,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                            2,461,750
        780,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                                815,100
        477,515  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                      467,965
        702,195  Pioneer Companies, Inc. sec. FRN 5.475s,
                 2006                                                                               688,151
      1,115,000  Potlatch Corp. company guaranty 10s,
                 2011                                                                             1,259,950
        220,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                 226,600
        275,000  Rhodia SA unsub. notes 10 1/4s, 2010
                 (France)                                                                           284,625
EUR     885,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                1,143,502
       $725,000  Smurfit-Stone Container Corp. company
                 guaranty 8 1/4s, 2012                                                              799,313
        625,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                         701,563
        289,803  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                         272,415
        570,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                               631,275
      1,255,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                             1,383,638
        325,000  Stone Container Finance 144A company
                 guaranty 7 3/8s, 2014 (Canada)                                                     340,438
        300,000  Tembec Industries, Inc. company guaranty
                 7 3/4s, 2012 (Canada)                                                              301,500
      1,650,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                       1,889,250
        795,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                         858,600
        286,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                         327,470
        324,000  United States Steel, LLC sr. notes 10
                 3/4s, 2008                                                                         382,320
         90,026  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                      63,018
        174,984  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                     122,489
        370,000  WHX Corp. sr. notes 10 1/2s, 2005                                                  351,500
                                                                                              -------------
                                                                                                 62,818,061

Beverage (0.1%)
-----------------------------------------------------------------------------------------------------------
        685,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                          756,069
         70,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                          77,175
                                                                                              -------------
                                                                                                    833,244

Broadcasting (3.2%)
-----------------------------------------------------------------------------------------------------------
        770,000  British Sky Broadcasting PLC company
                 guaranty 8.2s, 2009 (United Kingdom)                                               897,291
      2,320,000  British Sky Broadcasting PLC company
                 guaranty 6 7/8s, 2009 (United Kingdom)                                           2,564,011
      1,500,000  DirecTV Holdings, LLC sr. notes 8 3/8s,
                 2013                                                                             1,706,250
      6,832,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                  8,540
      4,310,000  Echostar DBS Corp. sr. notes 10 3/8s,
                 2007                                                                             4,533,603
      3,100,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                             3,138,750
      1,190,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                     1,181,075
      2,580,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                       2,386,500
        595,000  Gray Television, Inc. company guaranty 9
                 1/4s, 2011                                                                         669,375
         92,581  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                               89,804
      2,565,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                               2,661,188
        690,000  Sinclair Broadcast Group, Inc. company
                 guaranty 8s, 2012                                                                  715,875
        937,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                 965,110
        735,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                       705,600
                                                                                              -------------
                                                                                                 22,222,972

Building Materials (0.6%)
-----------------------------------------------------------------------------------------------------------
        640,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                  665,600
      1,070,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                       1,144,900
        525,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                     238,875
      1,245,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                     566,475
      1,130,000  THL Buildco, Inc. (Nortek, Inc.) 144A
                 sr. sub. notes 8 1/2s, 2014                                                      1,183,675
                                                                                              -------------
                                                                                                  3,799,525

Cable Television (3.1%)
-----------------------------------------------------------------------------------------------------------
         60,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                  53,700
        290,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                   266,800
        130,000  Adelphia Communications Corp. sr. notes
                 10 1/4s, 2006 (In default) (NON)                                                   117,000
         80,000  Adelphia Communications Corp. sr. notes
                 9 3/8s, 2009 (In default) (NON)                                                     73,600
        140,000  Adelphia Communications Corp. sr. notes
                 7 7/8s, 2009 (In default) (NON)                                                    121,100
        755,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                            679,500
        650,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 7 3/4s, 2009 (In default) (NON)                                            572,000
        865,000  Atlantic Broadband Finance, LLC 144A sr.
                 sub. notes 9 3/8s, 2014                                                            819,588
      1,750,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                         1,828,750
        190,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                               106,400
      1,225,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                               759,500
      1,475,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                             1,194,750
      2,260,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                             1,853,200
        775,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                               621,938
      2,815,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                            2,167,550
      1,790,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 9 5/8s, 2009                                         1,409,625
        375,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                           291,563
        780,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                              795,600
        810,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                         853,538
        810,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                         812,025
      2,760,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                             3,008,400
        380,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                      366,700
      1,630,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                    1,882,650
        550,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                      563,750
                                                                                              -------------
                                                                                                 21,219,227

Capital Goods (6.6%)
-----------------------------------------------------------------------------------------------------------
      1,290,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                       1,314,188
      2,333,112  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON)                                                        23
      2,240,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                    2,424,800
      1,045,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                               1,034,550
        570,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                      627,000
      1,160,000  Argo-Tech Corp. 144A sr. notes 9 1/4s,
                 2011                                                                             1,244,100
        415,000  BE Aerospace, Inc. sr. notes 8 1/2s,
                 2010                                                                               452,350
      1,655,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                      1,634,313
        180,000  Berry Plastics Corp. company guaranty 10
                 3/4s, 2012                                                                         204,300
      1,375,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                         1,460,938
      1,185,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                       1,042,800
        950,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                                 959,500
EUR     150,000  Crown Holdings SA bonds 10 1/4s, 2011
                 (France)                                                                           211,882
     $1,710,000  Crown Holdings SA notes 10 7/8s, 2013
                 (France)                                                                         1,987,875
      1,570,000  Crown Holdings SA notes 9 1/2s, 2011
                 (France)                                                                         1,750,550
EUR     250,000  Crown Holdings SA 144A notes 6 1/4s,
                 2011 (France)                                                                      311,847
     $4,270,000  Decrane Aircraft Holdings Co. company
                 guaranty 17s, 2008                                                               1,622,600
      1,340,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                       1,490,750
        590,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                           690,300
EUR     680,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                     979,110
     $1,018,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                       1,142,705
        240,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                           252,000
      1,735,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                         1,778,375
        970,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 5/8s, 2010                                                                  1,079,125
        231,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 1/4s, 2007                                                                    236,198
        640,000  L-3 Communications Corp. company
                 guaranty 7 5/8s, 2012                                                              704,000
      1,500,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                            1,518,750
      2,290,000  Legrand SA debs. 8 1/2s, 2025 (France)                                           2,622,050
        550,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                             633,875
EUR     315,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                             436,151
       $415,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                         438,863
        430,000  Mueller Group, Inc. 144A sec. FRN
                 6.44375s, 2011                                                                     442,900
        510,000  Mueller Group, Inc. 144A sr. sub. notes
                 10s, 2012                                                                          550,800
         75,000  Owens-Brockway Glass company guaranty 8
                 7/8s, 2009                                                                          81,563
      1,035,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                       1,102,275
        970,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                       1,033,050
      2,340,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                       2,597,400
        630,000  Pliant Corp. sec. notes 11 1/8s, 2009                                              655,200
        690,000  Sequa Corp. sr. notes 9s, 2009                                                     757,275
      1,310,000  Sequa Corp. sr. notes Ser. B, 8 7/8s,
                 2008                                                                             1,421,350
        425,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   386,750
        440,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                           433,400
        175,000  Tekni-Plex, Inc. company guaranty Ser.
                 B, 12 3/4s, 2010                                                                   146,563
        875,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                         831,250
        360,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                               403,200
      1,285,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                       1,452,050
      1,195,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                             1,242,800
                                                                                              -------------
                                                                                                 45,823,694
Commercial and Consumer Services (1.0%)
-----------------------------------------------------------------------------------------------------------
      2,345,000  Coinmach Corp. sr. notes 9s, 2010                                                2,427,075
      1,505,594  Derby Cycle Corp. (The) sr. notes 10s,
                 2008 (In default) (NON)                                                                151
EUR   1,190,000  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                           75
DEM     438,855  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                           28
     $1,225,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                             1,335,250
      2,650,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                       3,024,313
                                                                                              -------------
                                                                                                  6,786,892

Communication Services (6.9%)
-----------------------------------------------------------------------------------------------------------
        687,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                          778,028
        511,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                         526,330
        685,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                               693,563
        385,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                       306,075
        830,000  American Cellular Corp. sr. notes Ser.
                 B, 10s, 2011                                                                       672,300
        376,000  American Tower Corp. sr. notes 9 3/8s,
                 2009                                                                               398,560
        735,000  American Tower Corp. sr. notes 7 1/2s,
                 2012                                                                               749,700
      2,430,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                       2,527,200
      1,080,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                             86,400
      1,655,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                   1,741,888
        290,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                257,375
        650,000  Cincinnati Bell, Inc. company guaranty 7
                 1/4s, 2013                                                                         625,625
        785,000  Cincinnati Bell, Inc. notes 7 1/4s, 2023                                           716,313
      2,085,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                       1,902,563
      1,007,839  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                101
      1,910,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                               2,196,500
        505,000  Eircom Funding notes 8 1/4s, 2013
                 (Ireland)                                                                          552,975
        735,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                786,450
      2,031,681  Firstworld Communication Corp. sr. disc.
                 notes zero %, 2008 (In default) (NON)                                                  203
        224,449  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                              188,537
      1,705,000  Inmarsat Finance PLC 144A company
                 guaranty 7 5/8s, 2012 (United Kingdom)                                           1,692,213
        580,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                            609,000
      1,210,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                    1,019,425
      1,360,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                       1,441,600
      2,912,000  MCI, Inc. sr. notes 7.735s, 2014                                                 2,759,120
        509,000  MCI, Inc. sr. notes 6.688s, 2009                                                   490,549
      3,005,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                       3,230,375
        440,000  Nextel Communications, Inc. sr. notes 6
                 7/8s, 2013                                                                         457,600
        931,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                        912,380
         72,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                                83,340
      2,340,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                             2,480,400
      1,785,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                      1,637,738
      5,010,000  Qwest Corp. 144A notes 9 1/8s, 2012                                              5,511,000
        720,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                               871,200
      1,085,000  Qwest Services Corp. 144A notes 14s,
                 2010                                                                             1,266,738
        745,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                           831,606
        500,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                         435,000
        300,000  Rural Cellular Corp. sr. sub. notes Ser.
                 B, 9 5/8s, 2008                                                                    277,500
        325,000  SBA Communications Corp. sr. notes 10
                 1/4s, 2009                                                                         347,750
      1,395,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                            1,129,950
      1,300,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                           1,456,000
        862,000  UbiquiTel Operating Co. bonds
                 stepped-coupon zero % (14s, 4/15/05),
                 2010 (STP)                                                                         907,255
        710,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                         739,288
        555,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                         579,975
      1,030,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                             1,050,600
                                                                                              -------------
                                                                                                 47,924,288

Conglomerates (0.2%)
-----------------------------------------------------------------------------------------------------------
        275,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                 309,400
        665,000  Tyco International Group SA company
                 guaranty 6s, 2013 (Luxembourg)                                                     717,693
        265,000  Tyco International Group SA notes 6
                 3/8s, 2011 (Luxembourg)                                                            293,069
                                                                                              -------------
                                                                                                  1,320,162

Consumer (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,740,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                    1,861,800
      1,910,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                             1,308,350
      1,985,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                       1,994,925
        680,000  Jostens, Inc. sr. sub. notes 12 3/4s,
                 2010                                                                               761,117
      2,180,000  Samsonite Corp. 144A sr. sub. notes 8
                 7/8s, 2011                                                                       2,278,100
                                                                                              -------------
                                                                                                  8,204,292

Consumer Goods (1.3%)
-----------------------------------------------------------------------------------------------------------
      1,165,000  Armkel, LLC/Armkel Finance sr. sub.
                 notes 9 1/2s, 2009                                                               1,269,850
        500,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                         525,000
      2,020,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                     2,070,500
      1,520,000  Playtex Products, Inc. secd. notes 8s,
                 2011                                                                             1,611,200
      1,455,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                               1,425,900
      1,395,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                           1,325,250
        480,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                               504,600
                                                                                              -------------
                                                                                                  8,732,300

Consumer Services (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,165,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                        1,322,275
      1,785,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                     1,709,138
                                                                                              -------------
                                                                                                  3,031,413

Energy (7.0%)
-----------------------------------------------------------------------------------------------------------
      1,960,000  Arch Western Finance, LLC 144A sr. notes
                 7 1/2s, 2013                                                                     2,107,000
        475,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                         505,875
      1,220,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                       1,299,300
      1,090,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                              1,136,325
        770,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                           879,725
        514,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                       560,260
        500,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2014                                                                         546,250
      1,395,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                       1,527,525
        625,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                               660,938
      1,000,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                       1,025,000
      1,325,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                             1,454,188
        254,000  El Paso Energy Partners LP company
                 guaranty Ser. B, 8 1/2s, 2011                                                      285,750
      1,050,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                     1,170,750
        495,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                         495,000
      1,440,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                       1,526,400
        650,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                         702,000
        505,000  Forest Oil Corp. sr. notes 8s, 2011                                                566,863
        295,000  Forest Oil Corp. sr. notes 8s, 2008                                                325,238
        710,000  Forest Oil Corp. 144A sr. notes 8s, 2011                                           796,975
        730,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                               801,175
        720,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                               781,200
      1,080,000  Hanover Compressor Co. sub. notes zero %,
                 2007                                                                               912,600
        720,000  Hanover Equipment Trust sec. notes Ser.
                 A, 8 1/2s, 2008                                                                    774,000
        785,000  Hornbeck Offshore Services, Inc. sr.
                 notes 10 5/8s, 2008                                                                865,463
        715,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                            747,175
        785,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                         785,000
      1,045,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                         1,089,413
      1,380,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                       1,552,500
      1,620,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                               1,688,850
      1,235,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                            1,253,525
      1,097,023  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                      1,179,819
        755,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. 144A sr. notes 7 1/8s,
                 2014                                                                               817,288
        442,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                              470,730
      1,490,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                             1,465,788
        320,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                      364,000
      1,835,000  Pemex Project Funding Master Trust
                 company guaranty 7 3/8s, 2014                                                    1,997,948
      1,130,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                         1,279,725
        705,000  Plains All American Pipeline LP/Plains
                 All American Finance Corp. company
                 guaranty 7 3/4s, 2012                                                              828,833
      1,090,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                            1,223,525
        635,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                            712,788
        890,000  Plains Exploration & Production Co. 144A
                 sr. notes 7 1/8s, 2014                                                             954,525
      1,060,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                  1,166,000
      1,865,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                     2,070,150
      1,140,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                            1,188,450
        630,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default) (NON)                                                 6
      1,720,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                      1,883,400
        634,615  Star Gas Propane 1st Mtge. 8.04s, 2009                                             685,385
        280,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                         296,800
        660,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                         732,600
        285,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                         304,950
                                                                                              -------------
                                                                                                 48,444,973

Entertainment (1.6%)
-----------------------------------------------------------------------------------------------------------
      1,205,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                       1,247,175
        899,000  AMC Entertainment, Inc. sr. sub. notes 9
                 1/2s, 2011                                                                         923,723
      1,070,000  AMC Entertainment, Inc. 144A sr. sub.
                 notes 8s, 2014                                                                   1,005,800
      1,205,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                             1,346,588
      2,915,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2014 (STP)                                                                       2,004,063
      1,975,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                           1,846,625
      3,055,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                           2,871,700
                                                                                              -------------
                                                                                                 11,245,674

Financial (1.4%)
-----------------------------------------------------------------------------------------------------------
        575,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                     587,938
      1,555,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                           1,679,400
      1,875,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                             1,950,000
      2,658,420  Finova Group, Inc. notes 7 1/2s, 2009                                            1,325,887
        652,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                           742,817
        205,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                                218,622
        865,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                893,525
        935,000  UBS AG/Jersey Branch sr. notes Ser.
                 EMTN, 9.14s, 2008 (Jersey)                                                         981,750
      1,320,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                       1,491,600
                                                                                              -------------
                                                                                                  9,871,539

Food (0.9%)
-----------------------------------------------------------------------------------------------------------
        375,637  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)                                                  150,255
        320,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                              340,000
        410,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                       452,025
      1,030,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                             1,145,875
      1,035,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                         991,013
        450,000  Dole Food Co. sr. notes 8 7/8s, 2011                                               489,375
        370,000  Dole Food Co. sr. notes 8 5/8s, 2009                                               403,300
      1,075,000  Land O'Lakes, Inc. sr. notes 8 3/4s,
                 2011                                                                               999,750
      1,545,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                          1,456,163
                                                                                              -------------
                                                                                                  6,427,756

Gaming & Lottery (4.0%)
-----------------------------------------------------------------------------------------------------------
        665,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                      754,775
        280,000  Argosy Gaming Co. sr. sub. notes 9s,
                 2011                                                                               315,700
      1,315,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                             1,356,094
      1,020,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                             1,136,025
        300,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                               321,750
        680,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                 754,800
      2,165,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                             2,219,125
        515,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                               589,675
        825,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                               845,625
        210,000  MGM Mirage, Inc. coll. sr. notes 6 7/8s,
                 2008                                                                               228,638
      1,810,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                       2,056,613
        630,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                               638,663
        410,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                            419,225
      1,155,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                               1,198,313
      1,805,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                     2,021,600
        920,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                         1,023,500
        770,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 877,800
        515,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 1/8s, 2011                                                                 594,825
        870,000  Penn National Gaming, Inc. company
                 guaranty Ser. B, 11 1/8s, 2008                                                     945,038
      1,825,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                               2,000,656
      1,050,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                               1,076,250
        505,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                 506,263
      1,125,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                              1,293,750
        480,000  Station Casinos, Inc. sr. notes 6s, 2012                                           492,000
        995,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                       1,022,363
      2,345,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006                                                           2,022,563
        850,000  Venetian Casino Resort, LLC company
                 guaranty 11s, 2010                                                                 983,875
                                                                                              -------------
                                                                                                 27,695,504

Health Care (6.0%)
-----------------------------------------------------------------------------------------------------------
      1,115,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                       1,179,113
      1,100,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                     1,193,500
      1,040,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                       1,149,200
      2,350,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                  2,408,750
        400,000  Encore Medical Corp. 144A sr. sub. notes
                 9 3/4s, 2012                                                                       395,000
        645,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                      724,013
      1,030,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                          1,050,600
        225,000  Hanger Orthopedic Group, Inc. company
                 guaranty 10 3/8s, 2009                                                             207,000
      1,345,000  HCA, Inc. debs. 7.19s, 2015                                                      1,456,287
        670,000  HCA, Inc. notes 8.36s, 2024                                                        747,021
        175,000  HCA, Inc. notes 7s, 2007                                                           186,977
        375,000  HCA, Inc. notes 5 3/4s, 2014                                                       371,757
        225,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                   254,456
      1,880,000  Healthsouth Corp. notes 7 5/8s, 2012                                             1,818,900
        625,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                           634,375
        455,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                           452,725
        565,000  Healthsouth Corp. sr. notes 7s, 2008                                               561,469
        715,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                      715,000
        457,573  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                               495,323
        630,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                      718,200
      1,810,000  MQ Associates, Inc. 144A sr. disc. notes
                 zero %, 2012                                                                     1,117,675
      1,305,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                             1,311,525
      1,438,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                           1,646,510
      1,435,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                       1,617,963
        660,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                         702,900
        140,000  Service Corp. International notes 7.2s,
                 2006                                                                               146,300
         45,000  Service Corp. International notes 6
                 7/8s, 2007                                                                          47,138
        210,000  Service Corp. International notes 6
                 1/2s, 2008                                                                         218,663
        149,000  Service Corp. International notes 6s,
                 2005                                                                               153,098
        480,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                      517,200
      1,495,000  Service Corp. International 144A sr.
                 notes 7s, 2016                                                                   1,495,000
      1,350,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                             1,488,375
        725,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                               681,500
        100,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                89,500
      1,480,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                             1,328,300
      1,855,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                       1,938,475
      1,405,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                         1,468,225
      3,285,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                             3,342,488
      1,585,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                              1,608,775
        725,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                               750,375
        390,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                         400,725
        980,000  Vanguard Health Holding Co. II, LLC 144A
                 sr. sub. notes 9s, 2014                                                            998,375
        545,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012                                                                  621,300
        670,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                         700,150
                                                                                              -------------
                                                                                                 41,110,201

Homebuilding (2.0%)
-----------------------------------------------------------------------------------------------------------
        740,000  Beazer Homes USA, Inc. company guaranty
                 8 5/8s, 2011                                                                       814,000
        290,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                       320,450
        230,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                               261,050
        350,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                           401,625
        525,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                           569,625
      1,520,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                         1,550,400
        270,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 10 1/2s, 2007                                                             315,225
      1,120,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                            1,251,600
        750,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                              759,375
        545,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                       557,263
        550,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                               617,375
        375,000  Meritage Corp. sr. notes 7s, 2014                                                  384,375
         50,000  Ryland Group, Inc. sr. sub. notes 9
                 1/8s, 2011                                                                          56,125
        725,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                         833,750
      1,605,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                             1,745,438
        100,000  Standard Pacific Corp. sr. notes 6 7/8s,
                 2011                                                                               105,000
        875,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                             980,000
        195,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                  213,525
        475,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                      537,938
      1,335,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                       1,485,188
                                                                                              -------------
                                                                                                 13,759,327

Household Furniture and Appliances (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,130,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                       2,145,975

Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
        795,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                               842,700

Lodging/Tourism (2.1%)
-----------------------------------------------------------------------------------------------------------
        185,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                           194,250
      1,340,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                             1,410,350
        727,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                           747,901
        510,000  Host Marriott LP company guaranty Ser.
                 G, 9 1/4s, 2007 (R)                                                                571,200
      1,147,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                   1,210,085
      1,640,000  Host Marriott LP 144A sr. notes 7s, 2012
                 R                                                                                1,726,100
      1,010,000  ITT Corp. debs. 7 3/8s, 2015                                                     1,100,900
      1,195,000  ITT Corp. notes 6 3/4s, 2005                                                     1,236,825
      2,305,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                       2,570,075
      1,420,000  MeriStar Hospital Corp. company guaranty
                 9 1/8s, 2011 (R)                                                                 1,487,450
        735,000  MeriStar Hospital Corp. company guaranty
                 9s, 2008 (R)                                                                       768,075
        145,000  MeriStar Hospitality Operating
                 Partnership/MeriStar Hospitality Finance
                 Corp. company guaranty 10 1/2s, 2009                                               158,775
        560,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                 633,500
        705,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                 759,638
                                                                                              -------------
                                                                                                 14,575,124

Media (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,370,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                             1,465,900
        960,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                            1,070,400
         15,000  Vivendi Universal SA sr. notes 9 1/4s,
                 2010 (France)                                                                       17,700
        715,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                      757,900
      1,000,000  Warner Music Group 144A sr. sub. notes 7
                 3/8s, 2014                                                                       1,035,000
                                                                                              -------------
                                                                                                  4,346,900

Publishing (3.6%)
-----------------------------------------------------------------------------------------------------------
      2,040,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                               2,315,400
        965,000  Dex Media, Inc. disc. notes zero %, 2013                                           706,863
      2,125,000  Dex Media, Inc. notes 8s, 2013                                                   2,231,250
      3,322,826  Hollinger Participation Trust 144A sr.
                 notes 12 1/8s, 2010 (Canada) (PIK)                                               3,871,092
      1,645,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                       1,727,250
      2,020,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                             2,020,000
      1,060,000  PRIMEDIA, Inc. company guaranty 7 5/8s,
                 2008                                                                             1,046,750
        950,000  PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                             902,500
        815,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                             839,450
        240,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                              271,200
      1,745,000  RH Donnelley Finance Corp. I 144A sr.
                 notes 8 7/8s, 2010                                                               1,971,850
        870,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                         1,054,875
      1,665,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                       1,787,794
      1,400,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                             1,400,000
        435,000  Von Hoffman Press, Inc. company guaranty
                 10 3/8s, 2007                                                                      443,156
      1,010,000  Von Hoffman Press, Inc. company guaranty
                 10 1/4s, 2009                                                                    1,119,838
        326,876  Von Hoffman Press, Inc. debs. 13s, 2009
                 (PIK)                                                                              340,768
      1,075,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                               978,250
                                                                                              -------------
                                                                                                 25,028,286

Restaurants (0.3%)
-----------------------------------------------------------------------------------------------------------
        506,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                               547,745
      1,631,000  Sbarro, Inc. company guaranty 11s, 2009                                          1,524,985
                                                                                              -------------
                                                                                                  2,072,730
Retail (2.4%)
-----------------------------------------------------------------------------------------------------------
        885,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                     871,725
      1,710,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                             1,966,500
        885,000  Finlay Fine Jewelry Corp. 144A sr. notes
                 8 3/8s, 2012                                                                       951,375
      2,365,000  JC Penney Co., Inc. debs. 7.95s, 2017                                            2,731,575
        330,000  JC Penney Co., Inc. debs. 7.65s, 2016                                              374,550
      1,055,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                           1,115,663
        200,000  JC Penney Co., Inc. notes 9s, 2012                                                 243,000
         50,000  JC Penney Co., Inc. notes 8s, 2010                                                  56,938
        790,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                803,825
      1,575,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                      1,563,188
      1,025,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                             1,127,500
         70,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                   61,250
        145,000  Rite Aid Corp. notes 7 1/8s, 2007                                                  146,088
        460,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                             483,000
        810,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                              830,250
         75,000  Rite Aid Corp. 144A notes 6s, 2005                                                  75,563
      2,155,000  Saks, Inc. company guaranty 7s, 2013                                             2,198,100
      1,170,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                     1,289,925
                                                                                              -------------
                                                                                                 16,890,015

Technology (3.4%)
-----------------------------------------------------------------------------------------------------------
      1,977,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                    2,303,205
        680,000  Amkor Technologies, Inc. sr. notes 7
                 3/4s, 2013                                                                         557,600
        690,000  Amkor Technologies, Inc. sr. sub. notes
                 10 1/2s, 2009                                                                      586,500
      2,045,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                    2,121,688
        685,000  DigitalNet Holdings, Inc. sr. notes 9s,
                 2010                                                                               794,600
      1,570,000  Freescale Semiconductor, Inc. 144A sr.
                 notes 7 1/8s, 2014                                                               1,632,800
        620,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                         674,250
      1,815,000  Iron Mountain, Inc. company guaranty 6
                 5/8s, 2016                                                                       1,769,625
        130,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                               105,300
        660,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                               534,600
         90,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                                90,000
        680,000  New ASAT Finance, Ltd. 144A company
                 guaranty 9 1/4s, 2011 (Cayman Islands)                                             571,200
      1,110,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                         1,132,200
        942,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                        1,055,040
        660,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                               904,200
      1,190,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                               1,261,400
      1,110,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                          1,209,900
        895,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                           881,575
        755,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                             771,988
      2,260,000  Xerox Corp. sr. notes 7 5/8s, 2013                                               2,440,800
      1,870,000  Xerox Corp. sr. notes 6 7/8s, 2011                                               1,954,150
                                                                                              -------------
                                                                                                 23,352,621

Textiles (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,765,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                             1,866,488
        860,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                         933,100
        430,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                         447,200
      1,290,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                             1,399,650
        763,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                             864,098
                                                                                              -------------
                                                                                                  5,510,536
Tire & Rubber (0.4%)
-----------------------------------------------------------------------------------------------------------
        370,000  Goodyear Tire & Rubber Co. (The) notes 8
                 1/2s, 2007                                                                         381,100
      1,820,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                     1,715,350
        405,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                         390,825
                                                                                              -------------
                                                                                                  2,487,275

Tobacco (0.1%)
-----------------------------------------------------------------------------------------------------------
        710,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                         681,600

Transportation (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,110,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                               985,125
      2,305,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                            1,867,050
      2,130,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                            2,321,700
        340,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                              347,650
        255,000  Navistar International Corp. company
                 guaranty Ser. B, 9 3/8s, 2006                                                      272,850
      1,000,000  Northwest Airlines, Inc. company
                 guaranty 8 7/8s, 2006                                                              840,000
      1,140,000  Northwest Airlines, Inc. company
                 guaranty 7 5/8s, 2005                                                            1,122,900
        380,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                             435,100
                                                                                              -------------
                                                                                                  8,192,375

Utilities & Power (8.3%)
-----------------------------------------------------------------------------------------------------------
        162,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                             181,035
         32,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                              34,720
      1,455,000  AES Corp. (The) 144A sec. notes 9s, 2015                                         1,651,425
      1,490,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                             1,679,975
        995,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                       1,099,475
        630,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                      721,350
      1,895,000  Calpine Corp. 144A sec. notes 8 1/2s,
                 2010                                                                             1,449,665
        505,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                       543,208
        420,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                         495,083
        485,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                              487,694
      1,500,000  CMS Energy Corp. sr. notes 8.9s, 2008                                            1,635,000
        430,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                            468,700
        345,000  CMS Energy Corp. 144A sr. notes 7 3/4s,
                 2010                                                                               363,975
      1,905,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                 2,019,300
        545,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                               519,113
      2,835,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                       3,260,250
        810,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                       818,100
      1,130,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                     1,076,325
        500,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                               585,000
         25,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                                29,125
        415,000  El Paso CGP Co. notes 7 3/4s, 2010                                                 415,000
        735,000  El Paso Corp. sr. notes 7 3/8s, 2012                                               709,275
      2,170,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                       1,893,315
        360,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                               396,000
        330,000  El Paso Natural Gas Co. sr. notes Ser.
                 A, 7 5/8s, 2010                                                                    355,575
      1,915,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                            1,919,788
      1,240,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                          1,264,800
        405,000  Kansas Gas & Electric debs. 8.29s, 2016                                            418,163
      2,440,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                       2,659,600
      1,610,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                       2,036,650
        740,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                         773,620
      1,235,000  Nevada Power Co. 2nd mtge. 9s, 2013                                              1,420,250
      1,875,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                            2,102,334
        120,000  Northwestern Corp. debs. 6.95s, 2028 (In
                 default) (NON)                                                                     104,700
        210,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON)                                                                 185,325
        880,000  Northwestern Corp. notes 7 7/8s, 2007
                 (In default) (NON)                                                                 776,600
      3,960,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                             4,242,150
      1,240,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                        1,550,000
      1,615,000  PG&E Corp. sec. notes 6 7/8s, 2008                                               1,748,238
        290,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                   300,875
      1,115,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                             1,190,263
        915,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                               985,913
        290,000  Sierra Pacific Power Co. 144A general
                 ref. mtge. 6 1/4s, 2012                                                            295,800
      1,790,000  Sierra Pacific Resources 144A sr. notes
                 8 5/8s, 2014                                                                     1,942,150
        180,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                         187,725
        575,000  Teco Energy, Inc. notes 10 1/2s, 2007                                              667,000
        335,000  Teco Energy, Inc. notes 7.2s, 2011                                                 356,775
        525,000  Teco Energy, Inc. notes 7s, 2012                                                   549,938
        140,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                               133,000
        460,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                       477,250
        195,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                 203,288
      1,980,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                   2,019,600
        755,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                               830,500
        775,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         882,817
        270,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                               301,725
        695,000  Williams Cos., Inc. (The) notes 7 3/4s,
                 2031                                                                               705,425
      1,000,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                             1,095,000
        737,719  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                     74
                                                                                              -------------
                                                                                                 57,215,019

Other (2.6%)
-----------------------------------------------------------------------------------------------------------
      4,150,000  Dow Jones CDX HY 144A pass-through
                 certificates 7 3/4s, 2009                                                        4,201,875
     14,000,000  Dow Jones CDX HY 144A pass-through
                 certificates Ser. 3-3, 8s, 2009                                                 14,026,240
                                                                                              -------------
                                                                                                 18,228,115
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $562,705,488)                          $587,032,312

Senior loans (2.0%) (a) (c)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Automotive (--%)
-----------------------------------------------------------------------------------------------------------
         51,466  Tenneco Automotive, Inc. bank term loan
                 FRN 4.8796s, 2010                                                                  $51,916
         23,276  Tenneco Automotive, Inc. bank term loan
                 FRN 4.36s, 2010                                                                     23,480
                                                                                              -------------
                                                                                                     75,396

Basic Materials (0.4%)
-----------------------------------------------------------------------------------------------------------
        124,250  Buckeye Technologies, Inc. bank term
                 loan FRN 4.2827s, 2010                                                             125,751
        148,500  Graphics Packaging bank term loan FRN
                 4.35s, 2010                                                                        149,243
        348,250  Hercules, Inc. bank term loan FRN
                 2.9967s, 2010                                                                      350,644
        604,067  Huntsman Corp. bank term loan FRN Ser.
                 A, 5.8125s, 2007                                                                   604,319
         84,301  Huntsman Corp. bank term loan FRN Ser.
                 B, 11.5639s, 2007                                                                   84,336
        116,037  Nalco Co. bank term loan FRN Ser. B,
                 4.4199s, 2010                                                                      117,307
        146,095  SGL Carbon, LLC bank term loan FRN
                 4.9488s, 2009                                                                      146,095
         99,500  St. Mary's Cement Corp. bank term loan
                 FRN Ser. B, 4.0863s, 2009                                                          100,060
        300,000  Wellman 1st. lien bank term loan FRN
                 5.6938s, 2009                                                                      305,000
        535,000  Wellman 2nd. lien bank term loan FRN
                 8.4438s, 2010                                                                      542,356
                                                                                              -------------
                                                                                                  2,525,111

Beverage (--%)
-----------------------------------------------------------------------------------------------------------
         84,375  Constellation Brands, Inc. bank term
                 loan FRN 3.213s, 2008                                                               84,631

Capital Goods (0.2%)
-----------------------------------------------------------------------------------------------------------
        138,100  AGCO Corp. bank term loan FRN 3.5893s,
                 2008                                                                               139,740
        114,268  Allied Waste Industries, Inc. bank term
                 loan FRN 4.5496s, 2010                                                             115,865
         19,286  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 1.3688s, 2010                                                      19,527
        188,088  Amsted Industries bank term loan FRN
                 5.6832s, 2010                                                                      190,087
        142,820  EaglePicher bank term loan FRN 4.8625s,
                 2009                                                                               143,891
         42,588  Flowserve Corp. bank term loan FRN Ser.
                 C, 4.4688s, 2009                                                                    43,121
         62,250  Goodman Manufacturing bank term loan FRN
                 3.8438s, 2009                                                                       62,639
         98,858  Invensys, PLC bank term loan FRN Ser.
                 B-1, 5.477s, 2009 (United Kingdom)                                                 100,094
        118,119  Mueller Group bank term loan FRN
                 4.4165s, 2011                                                                      118,710
        195,000  Roper bank term loan FRN 3.6101s, 2008                                             197,519
        124,375  Solo Cup Co. bank term loan FRN 4.1587s,
                 2011                                                                               125,334
         49,626  Transdigm, Inc. bank term loan FRN
                 3.9363s, 2010                                                                       50,215
                                                                                              -------------
                                                                                                  1,306,742

Commercial and Consumer Services (--%)
-----------------------------------------------------------------------------------------------------------
         99,000  IESI Corp. bank term loan FRN 4.6064s,
                 2010                                                                               100,238

Communication Services (0.1%)
-----------------------------------------------------------------------------------------------------------
         99,667  Consolidated Communications bank term
                 loan FRN 4.4088s, 2012                                                             100,663
         99,000  Dobson Communications Corp. bank term
                 loan FRN 5.2787s, 2010                                                              98,319
         70,000  PanAmSat Corp. bank term loan FRN Ser.
                 B, 4.5612s, 2011                                                                    70,018
        146,250  Qwest Communications International, Inc.
                 bank term loan FRN Ser. A, 6 1/2s, 2007                                            151,247
        100,000  SBA Senior Finance, Inc. bank term loan
                 FRN 5.5443s, 2008                                                                  100,750
                                                                                              -------------
                                                                                                    520,997

Consumer (--%)
-----------------------------------------------------------------------------------------------------------
        172,426  Jostens, Inc. bank term loan FRN Ser. B,
                 4.15s, 2010                                                                        173,546

Consumer Cyclicals (0.4%)
-----------------------------------------------------------------------------------------------------------
         45,886  Advance Stores bank term loan FRN Ser.
                 C, 3.7086s, 2007                                                                    46,431
         49,239  Corrections Corporation of America bank
                 term loan FRN 3.36s, 2008                                                           49,977
        172,963  Dex Media West, LLC bank term loan FRN
                 Ser. B, 3.9565s, 2010                                                              175,094
        555,000  Federal Mogul Corp. bank term loan FRN
                 Ser. A, 3.89s, 2005                                                                508,866
      1,285,000  Federal Mogul Corp. bank term loan FRN
                 Ser. B, 4.14s, 2005                                                              1,191,034
        128,850  Hayes Lemmerz International, Inc. bank
                 term loan FRN 5.3736s, 2009                                                        131,185
        100,000  Landsource bank term loan FRN 4 3/8s,
                 2010                                                                               101,375
        108,588  PETCO Animal Supplies, Inc. bank term
                 loan FRN 4.14s, 2009                                                               110,013
        320,950  Scientific Gaming bank term loan FRN
                 4.1237s, 2008                                                                      324,560
        104,738  TRW Automotive bank term loan FRN 4
                 1/8s, 2011                                                                         106,396
                                                                                              -------------
                                                                                                  2,744,931

Consumer Staples (0.4%)
-----------------------------------------------------------------------------------------------------------
         25,921  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 5.6571s, 2009                                                          26,169
         64,802  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 5.5828s, 2009                                                          65,423
        149,625  AMF Bowling Worldwide bank term loan FRN
                 4.9705s, 2009                                                                      150,747
      1,090,000  Century Cable Holdings bank term loan
                 FRN 6 3/4s, 2009                                                                 1,073,845
        199,500  Charter bank term loan FRN Ser. B,
                 4.92s, 2011                                                                        197,831
         30,137  Couche-Tard bank term loan FRN 3.5338s,
                 2010                                                                                30,376
        159,393  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 3.9108s, 2010                                                              161,684
        111,499  DirecTV bank term loan FRN Ser. B,
                 3.9761s, 2010                                                                      111,973
        100,000  Dole Holding Co. bank term loan FRN 7s,
                 2010                                                                               101,063
         94,345  Itron, Inc. bank term loan FRN 3.9375s,
                 2010                                                                                95,052
         41,667  Lions Gate Entertainment bank term loan
                 FRN 4.84s, 2008 (Canada)                                                            41,875
        150,000  MGM bank term loan FRN Ser. B, 4.14s,
                 2011                                                                               150,338
        640,000  Olympus Cable bank term loan FRN Ser. B,
                 6 1/2s, 2010                                                                       628,572
                                                                                              -------------
                                                                                                  2,834,948

Energy (--%)
-----------------------------------------------------------------------------------------------------------
        150,000  Dresser, Inc. bank term loan FRN 5.19s,
                 2010                                                                               152,250
         45,699  Magellan Midstream Holdings bank term
                 loan FRN 4.65s, 2008                                                                46,270
         66,656  Peabody Energy Corp. bank term loan FRN
                 Ser. B, 3.498s, 2010                                                                67,295
                                                                                              -------------
                                                                                                    265,815

Entertainment (--%)
-----------------------------------------------------------------------------------------------------------
         45,159  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.19s, 2009                                                                      45,455

Food (--%)
-----------------------------------------------------------------------------------------------------------
         27,620  Dole Food Co. bank term loan FRN Ser. D,
                 4.4768s, 2009                                                                       28,011
        174,125  Pinnacle Foods Holding Corp. bank term
                 loan FRN 4.2593s, 2010                                                             175,213
                                                                                              -------------
                                                                                                    203,224

Gaming & Lottery (--%)
-----------------------------------------------------------------------------------------------------------
         27,014  Pinnacle Entertainment, Inc. bank term
                 loan FRN 4.84s, 2009                                                                27,284

Health Care (0.2%)
-----------------------------------------------------------------------------------------------------------
        123,750  Beverly Enterprises, Inc. bank term loan
                 FRN 4.258s, 2008                                                                   125,400
        100,000  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 3.54s, 2011                                                       100,054
        198,000  Concentra bank term loan FRN 4 3/4s,
                 2009                                                                               200,310
        395,681  DaVita, Inc. bank term loan FRN Ser. B,
                 3.6074s, 2009                                                                      399,082
         99,750  Fisher Scientific International, Inc.
                 bank term loan FRN 3.14s, 2011                                                     100,405
         99,000  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 5.09s, 2009                                                                98,010
        114,875  Kinetic Concepts, Inc. bank term loan
                 FRN Ser. B, 3.59s, 2011                                                            116,072
        111,375  Medex, Inc. bank term loan FRN 4.76s,
                 2009                                                                               112,396
         45,767  VWR International, Inc. bank term loan
                 FRN 4.34s, 2011                                                                     46,444
                                                                                              -------------
                                                                                                  1,298,173

Household Furniture and Appliances (--%)
-----------------------------------------------------------------------------------------------------------
         91,964  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.2327s, 2012                                                               92,884

Media (0.1%)
-----------------------------------------------------------------------------------------------------------
        398,000  Warner Music Group bank term loan FRN
                 Ser. B, 4.2978s, 2011                                                              403,117

Publishing (--%)
-----------------------------------------------------------------------------------------------------------
        137,500  WRC Media Corp. bank term loan FRN
                 6.7613s, 2009                                                                      137,070

Tire & Rubber (--%)
-----------------------------------------------------------------------------------------------------------
        100,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 6.43s, 2006                                                          101,025
        150,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 4 1/2s, 2007                                                         151,500
                                                                                              -------------
                                                                                                    252,525

Transportation (--%)
-----------------------------------------------------------------------------------------------------------
        104,382  Pacer International, Inc. bank term loan
                 FRN 4.1446s, 2010                                                                  105,687

Utilities & Power (0.1%)
-----------------------------------------------------------------------------------------------------------
        298,502  Allegheny Energy, Inc. bank term loan
                 FRN Ser. C, 4.4485s, 2011                                                          302,979
         99,750  Dynegy Holdings, Inc. bank term loan FRN
                 5.67s, 2010                                                                        101,620
        100,000  Mission Energy Holding Co. bank term
                 loan FRN 7s, 2006                                                                  100,188
        113,462  Teton Power Funding bank term loan FRN
                 5.1953s, 2011                                                                      114,313
        100,000  Unisource Energy bank term loan FRN
                 5.652s, 2011                                                                        98,688
         88,878  Williams Products bank term loan FRN
                 Ser. C, 4.2849s, 2007                                                               90,026
                                                                                              -------------
                                                                                                    807,814
                                                                                              -------------
                 Total Senior loans  (cost $13,660,569)                                         $14,005,588

U.S. Government Agency Obligations (1.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $7,500,000  Fannie Mae 1.8s, May 27, 2005                                                   $7,482,450
                                                                                              -------------
                 Total U.S. Government Agency Obligations  (cost $7,500,000)                     $7,482,450

Common stocks (0.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          3,932  AboveNet, Inc. (NON) (S)                                                           $94,368
          4,226  Alderwoods Group, Inc. (NON)                                                        41,542
      1,922,000  AMRESCO Creditor Trust (acquired
                 05/18/00, cost $217,950) (RES) (NON) (R)                                             1,922
            410  Arch Wireless, Inc. Class A (NON)                                                   11,779
          3,460  Archibald Candy Corp. (NON)                                                            173
          3,240  Birch Telecom, Inc. (NON)                                                               32
            878  Comdisco Holding Co., Inc. (S)                                                      16,682
      5,126,274  Contifinancial Corp. Liquidating Trust
                 Units (NON)                                                                        102,525
         29,846  Covad Communications Group, Inc. (NON)
                 (S)                                                                                 50,141
         11,167  Decrane Aircraft Holdings, Inc. (NON)                                                   11
          3,109  Genesis HealthCare Corp. (NON) (S)                                                  94,545
         59,355  Globix Corp. (NON)                                                                 192,904
      1,180,000  iPCS Escrow, Inc. (NON)                                                              1,180
         33,626  iPCS, Inc. (NON)                                                                   613,675
            431  Knology, Inc. (NON)                                                                  1,789
            153  Leucadia National Corp.                                                              8,667
         12,272  Lodgian, Inc. (NON)                                                                121,493
        220,000  Loewen Group International, Inc. (NON)                                                  22
          1,612  Polymer Group, Inc. Class A (NON)                                                   17,893
          1,579  PSF Group Holdings, Inc. 144A Class A
                 (NON)                                                                            2,367,795
         99,280  Regal Entertainment Group                                                        1,892,277
            691  Sterling Chemicals, Inc. (NON)                                                      15,893
          3,215  Sun Healthcare Group, Inc. (NON) (S)                                                25,881
      2,812,235  VFB LLC (acquired various dates from
                 1/21/00 to 12/08/03, cost $1,601,579)
                 (RES) (NON)                                                                        534,325
         84,875  VS Holdings, Inc. (NON)                                                              1,698
          8,777  Washington Group International, Inc.
                 (NON)                                                                              303,860
                                                                                              -------------
                 Total Common stocks  (cost $24,687,383)                                         $6,513,072

Foreign government bonds and notes (0.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $420,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                              $455,700
        385,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                         432,163
        340,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                               389,810
      1,185,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 8s, 2030                                                 965,775
        515,000  Peru (Republic of) bonds 8 3/4s, 2033                                              512,425
        635,000  Russia (Federation of) unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                         611,188
      1,340,000  Ukraine (Government of) 144A bonds
                 7.65s, 2013                                                                      1,340,000
      1,285,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                       1,464,900
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $5,286,263)                     $6,171,961

Preferred stocks (0.8%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         18,182  Avecia Group PLC $4.00 pfd. (United
                 Kingdom) (PIK)                                                                    $343,185
          8,000  Decrane Aircraft Holdings, Inc. $16.00
                 pfd. (PIK)                                                                          56,000
         21,256  Doane Pet Care Co. $7.125 pfd.                                                     935,264
             30  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                               12,600
          1,010  First Republic Capital Corp. 144A 10.50%
                 pfd.                                                                             1,040,300
         24,133  iStar Financial, Inc. $1.95 cum. pfd.
                 (R)                                                                                609,358
            177  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK)                                                                       1,340,775
          7,400  PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                             647,500
            843  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd. (PIK)                                                                    699,690
                                                                                              -------------
                 Total Preferred stocks  (cost $5,499,739)                                       $5,684,672

Asset-backed securities (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $880,000  CDO Repackaging Trust Series 144A Ser.
                 03-3, Class A, 9.49s, 2008                                                        $893,200
        370,000  Denali Capital CLO III Ltd. FRN Ser.
                 B-2L, 9.63s, 2015 (Cayman Islands)                                                 380,175
        880,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 5A, 10.591s,
                 2015 (Cayman Islands)                                                              893,200
        345,000  Octagon Investment Parties VI, Ltd. FRN
                 Ser. 03-6A, Class B2L, 9.46s, 2016                                                 357,075
      1,375,000  Providian Gateway Master Trust Ser. 02,
                 Class B, zero %, 2006                                                            1,220,992
        625,000  Verdi Synthetic CLO 144A Ser. 1A, Class
                 E2, 11.15s, 2010                                                                   634,570
                                                                                              -------------
                 Total Asset-backed securities  (cost $4,212,864)                                $4,379,212

Convertible preferred stocks (0.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         17,095  Crown Castle International Corp. $3.125
                 cum. cv. pfd.                                                                     $779,959
         10,177  Omnicare, Inc. $2.00 cv. pfd.                                                      482,135
            178  Paxson Communications Corp. 144A 9.75%
                 cv. pfd. (PIK)                                                                   1,210,400
         13,000  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                               919,750
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $3,409,049)                           $3,392,244

Units (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
      1,720,000  Morrison Knudsen Corp.                                                            $111,800
          2,670  XCL Equity Units                                                                 1,184,897
                                                                                              -------------
                 Total Units  (cost $5,612,959)                                                  $1,296,697

Convertible bonds and notes (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,150,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                  $52
        680,000  Fairchild Semiconductor International,
                 Inc. cv. company guaranty 5s, 2008                                                 674,050
        515,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                           578,731
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $5,551,362)                            $1,252,833

Warrants  (0.1%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                            Expiration date         Value
-----------------------------------------------------------------------------------------------------------
          1,424  AboveNet, Inc.                                                     9/8/2008         $7,476
          1,675  AboveNet, Inc.                                                     9/8/2010          6,700
          1,950  Dayton Superior Corp. 144A                                        6/15/2009              1
              1  Decrane Aircraft Holdings Co. Class B                             6/30/2000              1
              6  Doe Run Resources Corp. 144A                                     12/31/2012              1
          2,215  Huntsman Co., LLC 144A                                            5/15/2011        509,450
            432  MDP Acquisitions PLC 144A                                         10/1/2013         17,550
            720  Mikohn Gaming Corp. 144A                                          8/15/2008            280
            850  Pliant Corp. 144A                                                  6/1/2010              9
          1,140  Travel Centers of America, Inc. 144A                               5/1/2009          5,700
          3,450  Ubiquitel, Inc. 144A                                              4/15/2010              1
          5,416  Washington Group International, Inc.
                 Ser. A                                                            1/25/2006         45,490
          6,190  Washington Group International, Inc.
                 Ser. B                                                            1/25/2006         37,140
          3,346  Washington Group International, Inc.
                 Ser. C                                                            1/25/2006         19,740
          2,050  XM Satellite Radio Holdings, Inc. 144A                            3/15/2010        127,100
                                                                                              -------------
                 Total Warrants  (cost $1,637,165)                                                 $776,639

Brady bonds (0.1%) (a) (Cost $701,429)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $756,800  Peru (Republic of) FRB Ser. PDI, 5s,
                 2017                                                                              $684,904

Short-term investments (6.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $12,000,000  Credit Lyonnais North 1.41s, January 14,
                 2005                                                                            11,950,656
        257,339  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                          $257,108
     34,564,534  Putnam Prime Money Market Fund(e)                                              $34,564,534
                                                                                              -------------
                 Total Short-term investments  (cost $46,772,298)                               $46,772,298
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $687,236,568) (b)                                     $685,444,882
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at September 30, 2004 (unaudited)

                              Aggregate           Delivery        Unrealized
             Value           face value             date         appreciation
-----------------------------------------------------------------------------
Euro       $119,793            $117,847           12/15/04             $1,946
-----------------------------------------------------------------------------


Forward currency contracts to sell at September 30, 2004 (unaudited)


                                Aggregate         Delivery         Unrealized
              Value            face value           date         depreciation
-----------------------------------------------------------------------------
Euro       $4,547,299          $4,149,333         12/15/04          $(397,966)
-----------------------------------------------------------------------------


Credit default contracts outstanding at September 30, 2004 (unaudited)


                                                     Notional      Unrealized
                                                       amount    appreciation
-----------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 02, 2004
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.37273% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                        $339,370           $515

Agreement with Goldman Sachs
effective September 02, 2004
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.55625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         246,815            403

Agreement with Goldman Sachs
effective September 02, 2004
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.46% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         123,407            194

Agreement with Goldman Sachs
effective September 02, 2004
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.475% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                          61,704             98

Agreement with Goldman Sachs
effective September 02, 2004
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.5% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 30,852             51

Agreement with Goldman Sachs
effective September 02, 2004
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.6% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                 30,852             51
-----------------------------------------------------------------------------
                                                                      $1,312
-----------------------------------------------------------------------------


Total return swap contracts outstanding at September 30, 2004 (unaudited)

                                         Notional  Termination    Unrealized
                                          amount       date      appreciation
-----------------------------------------------------------------------------
Agreement with Lehman Brothers
Special Financing, Inc. dated
October 9, 2003 to receive(pay)
semi-annually the notional amount
multiplied by the total rate of
return of the Lehman U.S. High
Yield Index and pay semi-annually
the notional amount multiplied by
the six month USD-Libor adjusted by
a specified spread.                    $8,004,794      5/1/06       $317,251

Agreement with Lehman Brothers
Special Financing, Inc.  dated
February 2, 2004 to (pay)/receive
at maturity the notional amount
multiplied by the Lehman Brothers
US High Yield Index and pay at
maturity the notional amount
multiplied by the one year
USD-LIBOR adjusted by a specified
spread.                                 2,000,188      3/1/05         79,058

Agreement with Lehman Brothers
Special Financing, Inc. dated April
20, 2004 to receive/(pay) monthly
the notional amount multiplied by
the the return of the Lehman
Brothers US High Yield Index and
receive monthly the notional amount
multiplied by the one month
USD-LIBOR adjusted by a specified
spread.                                10,000,223      2/1/05        378,068

Agreement with Lehman Brothers
Special Financing, Inc. dated March
31, 2004 to receive (pay) monthly
the notional amount multiplied by
the return of the Lehman Brothers
US High Yield Index and receive
monthly the notional amount
multiplied by the one month
USD-LIBOR-BBA adjusted by a
specified spread.                       4,999,743     10/1/04       $172,804

Agreement with Lehman Brothers
Special Financing, Inc. dated
September 30, 2003 to receive (pay)
semi-annually the notional amount
multiplied by the total rate of
return of the Lehman Brothers U.S.
High Yield Index and pay
semi-annually the notional amount
multiplied by the six month
USD-LIBOR adjusted by a specified
spread.                                 2,709,439     10/1/04         87,412
-----------------------------------------------------------------------------
                                                                  $1,034,593
-----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $690,041,463.

  (b) The aggregate identified cost on a tax basis is $693,583,445, resulting in gross unrealized appreciation and depreciation of $40,790,318 and $48,928,881, respectively, or net unrealized depreciation of $8,138,563.


(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale.
      The total market value of restricted securities held at September 30, 2004 was $536,247 or less than 0.01% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (c) Senior loans are exempt from registration under the Security
      Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. Theses loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $244,334. The fund received cash collateral of $257,108 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $115,575 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

KEY TO ABBREVIATIONS
                 AMBAC -- AMBAC Indemnity Corporation
                 G.O. Bonds -- General Obligation Bonds

U.S. government and agency mortgage obligations (37.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (-%)
-----------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association
                 Pass-Through Certificates
       $209,559  7s, with due dates from April 15, 2031
                 to October 15, 2031                                                               $226,847
                                                                                              -------------
U.S. Government Agency Mortgage Obligations (37.6%)
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
        541,619  7 1/2s, with due dates from October 1,
                 2029 to December 1, 2029                                                           582,834
                 Federal National Mortgage Association
                 Pass-Through Certificates
        217,522  9s, with due dates from January 1, 2027
                 to July 1, 2032                                                                    238,274
        148,063  8s, with due dates from March 1, 2033 to
                 July 1, 2033                                                                       160,371
      1,193,130  7 1/2s, with due dates from June 1, 2032
                 to July 1, 2033                                                                  1,280,358
     89,139,593  7s, with due dates from August 1, 2023
                 to August 1, 2034                                                               94,688,257
        623,137  7s, with due dates from February 1, 2007
                 to December 1, 2014                                                                662,805
      8,000,000  7s, TBA, September 1, 2034                                                       8,495,000
     55,575,203  6 1/2s, with due dates from April 1,
                 2026 to May 1, 2034                                                             58,382,705
     35,400,000  6 1/2s, TBA, November 1, 2034                                                   37,042,779
     27,400,000  6 1/2s, TBA, October 1, 2034                                                    28,735,750
         99,970  6s, September 1, 2034                                                              103,527
        404,143  6s, with due dates from April 1, 2009 to
                 October 1, 2017                                                                    424,419
     48,400,000  6s, TBA, November 1, 2034                                                       49,867,125
     48,400,000  6s, TBA, October 1, 2034                                                        50,048,625
     16,300,000  6s, TBA, September 15, 2034                                                     16,880,050
     89,660,000  5 1/2s, TBA, October 1, 2034                                                    90,822,783
        709,296  5s, June 1, 2019                                                                   721,736
     33,100,000  5s, TBA, October 1, 2019                                                        33,617,188
        690,690  4s, June 1, 2019                                                                   673,881
                                                                                              -------------
                                                                                                473,428,467
                                                                                              -------------
                 Total U.S. government and agency mortgage obligations (cost $472,461,506)     $473,655,314

U.S. government agency obligations (1.8%) (a) (cost $23,078,485)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $19,915,000  Fannie Mae 7 1/4s, January 15, 2010                                            $23,116,169
                                                                                              -------------

U.S. treasury obligations (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $715,000  U.S. Treasury Bonds 4 1/4s, November 15,
                 2013                                                                              $724,384
      1,335,000  U.S. Treasury Notes 3 1/4s, August 15,
                 2008                                                                             1,341,675
                                                                                              -------------
                 Total U.S. treasury obligations (cost $2,091,985)                               $2,066,059

Corporate bonds and notes (14.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
     $1,215,000  Alcoa, Inc. notes 6 1/2s, 2011                                                  $1,364,466
        635,000  Avery Dennison Corp. notes 4 7/8s, 2013                                            642,938
        550,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                           651,437
        310,000  Dow Chemical Co. (The) notes 5 3/4s,
                 2009                                                                               331,076
        695,000  Dow Chemical Co. (The) Pass Through
                 Trust 144A company guaranty 4.027s, 2009                                           672,611
        355,000  Eastman Chemical Co. notes 3 1/4s, 2008                                            347,420
        605,000  Falconbridge, Ltd. bonds 5 3/8s, 2015
                 (Canada)                                                                           607,683
        330,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                           376,200
        180,000  ICI Wilmington Inc. company guaranty 5
                 5/8s, 2013                                                                         184,975
        525,000  ICI Wilmington Inc. company guaranty 4
                 3/8s, 2008                                                                         525,967
        408,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                   454,920
        415,000  Lubrizol Corp. (The) sr. notes 5 1/2s,
                 2014                                                                               412,120
        970,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                            1,069,425
        360,000  Monsanto Co. notes 4s, 2008                                                        362,097
        110,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                128,792
        230,000  Praxair, Inc. notes 6 3/8s, 2012                                                   258,782
        455,000  Weyerhaeuser Co. debs. 7.95s, 2025                                                 542,112
        300,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                331,991
        410,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                                459,768
        160,000  WMC Finance USA company guaranty 6 1/4s,
                 2033 (Australia)                                                                   163,852
        290,000  WMC Finance USA company guaranty 5 1/8s,
                 2013 (Australia)                                                                   292,112
                                                                                              -------------
                                                                                                 10,180,744

Capital Goods (0.6%)
-----------------------------------------------------------------------------------------------------------
        660,000  Allied Waste North America, Inc. sr.
                 notes 7 7/8s, 2013                                                                 696,300
        115,000  Boeing Capital Corp. sr. notes 7 3/8s,
                 2010                                                                               133,609
        305,000  Boeing Co. (The) debs. 6 7/8s, 2043                                                340,482
         75,000  Bunge Ltd. Finance Corp. company
                 guaranty 7.8s, 2012                                                                 88,681
        425,000  Bunge Ltd. Finance Corp. company
                 guaranty 4 3/8s, 2008                                                              428,042
        215,000  Bunge Ltd. Finance Corp. notes 5 7/8s,
                 2013                                                                               226,561
        210,000  Litton Industries, Inc. sr. notes 8s,
                 2009                                                                               244,434
        560,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                           740,520
        565,000  Northrop Grumman Corp. company guaranty
                 7 1/8s, 2011                                                                       649,447
        310,000  Northrop Grumman Corp. notes 4.079s,
                 2006                                                                               314,890
        110,000  Raytheon Co. bonds 5 3/8s, 2013                                                    114,368
        280,000  Raytheon Co. debs. 7s, 2028                                                        316,179
      1,120,000  Raytheon Co. debs. 6s, 2010                                                      1,227,336
        410,000  Raytheon Co. notes 8.3s, 2010                                                      490,135
        370,000  Raytheon Co. notes 4.85s, 2011                                                     376,695
        355,000  Sealed Air Corp. 144A bonds 6 7/8s, 2033                                           378,956
        435,000  Sealed Air Corp. 144A notes 5 5/8s, 2013
                 (S)                                                                                447,241
        550,000  Waste Management, Inc. sr. notes 7 3/8s,
                 2010                                                                               634,863
                                                                                              -------------
                                                                                                  7,848,739

Communication Services (1.5%)
-----------------------------------------------------------------------------------------------------------
        325,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                              351,433
        210,000  AT&T Wireless Services, Inc. notes 8
                 1/8s, 2012                                                                         253,749
        700,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                         919,122
      1,050,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                       1,244,032
        520,000  Bellsouth Capital Funding notes 7 3/4s,
                 2010                                                                               605,639
        765,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                                916,920
        300,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030
                 (Netherlands)                                                                      385,608
        790,000  Deutsche Telekom International Finance
                 BV notes 5 1/4s, 2013 (Netherlands)                                                808,431
        300,000  France Telecom notes 9 1/4s, 2031
                 (France)                                                                           397,756
      1,395,000  France Telecom notes 7 3/4s, 2011
                 (France)                                                                         1,669,927
        455,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                   587,578
        460,000  Nextel Communications, Inc. sr. notes 6
                 7/8s, 2013                                                                         478,400
      1,255,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011                                                                       1,449,940
        890,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                         933,515
         50,000  Sprint Capital Corp. company guaranty 6
                 1/8s, 2008                                                                          53,969
        695,000  Telecom Italia Capital 144A company
                 guaranty 6 3/8s, 2033 (Luxembourg)                                                 717,834
        490,000  Telecom Italia Capital 144A company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                                 499,163
        685,000  Telecom Italia Capital 144A company
                 guaranty 4s, 2008 (Luxembourg)                                                     688,850
        840,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                           989,842
        345,000  United States Cellular Corp. notes 6.7s,
                 2033                                                                               344,471
        525,000  Verizon New England Inc. sr. notes 6
                 1/2s, 2011                                                                         579,149
        850,000  Verizon Virginia Inc. debs. Ser. A, 4
                 5/8s, 2013                                                                         830,451
      2,240,000  Verizon Wireless, Inc. notes 5 3/8s,
                 2006                                                                             2,348,423
        780,000  Vodafone Group PLC notes 7 3/4s, 2010
                 (United Kingdom)                                                                   914,981
                                                                                              -------------
                                                                                                 18,969,183

Conglomerates (0.2%)
-----------------------------------------------------------------------------------------------------------
        780,000  Textron Financial Corp. notes 6s, 2009                                             858,003
        610,000  Tyco International Group SA company
                 guaranty 7s, 2028 (Luxembourg)                                                     688,215
        775,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                 871,945
                                                                                              -------------
                                                                                                  2,418,163

Consumer Cyclicals (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,015,000  Cendant Corp. notes 6 1/4s, 2010                                                 1,103,708
        325,000  Cendant Corp. sr. notes 7 3/8s, 2013                                               376,256
        785,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                               890,975
        375,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           382,500
      1,205,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 7.2s, 2009                                                              1,356,307
      1,400,000  DaimlerChrysler NA Holding Corp. company
                 guaranty Ser. D, 3.4s, 2004                                                      1,403,191
        355,000  Federated Department Stores, Inc. sr.
                 notes 6 5/8s, 2011                                                                 396,621
        900,000  Ford Motor Co. debs. 9.98s, 2047                                                 1,107,977
      1,650,000  Ford Motor Credit Corp. notes 7 3/8s,
                 2009                                                                             1,807,303
        260,000  Ford Motor Credit Corp. notes 6 1/2s,
                 2007                                                                               275,504
        670,000  General Motors Acceptance Corp. bonds
                 8s, 2031                                                                           693,444
        210,000  General Motors Corp. debs. 8 3/8s, 2033                                            223,202
        215,000  General Motors Corp. notes 7.2s, 2011                                              227,700
        345,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                            347,744
        325,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                             385,125
        270,000  Hilton Hotels Corp. notes 7 5/8s, 2012                                             314,550
        310,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                        357,924
        426,000  Lennar Corp. sr. notes 7 5/8s, 2009                                                482,552
        240,000  May Department Stores Co. 144A notes 5
                 3/4s, 2014                                                                         247,361
        320,000  Nordstrom, Inc. debs. 6.95s, 2028                                                  354,101
        120,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                       134,400
        230,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           255,875
      1,150,000  Pulte Homes, Inc. company guaranty 7
                 7/8s, 2011                                                                       1,339,005
        530,000  RadioShack Corp. notes 7 3/8s, 2011                                                610,002
                                                                                              -------------
                                                                                                 15,073,327

Consumer Staples (1.5%)
-----------------------------------------------------------------------------------------------------------
        420,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                           483,420
        650,000  Archer Daniels Midland Co. debs. 8 1/8s,
                 2012                                                                               802,500
        880,000  Cadbury Schweppes US Finance LLC 144A
                 notes 3 7/8s, 2008                                                                 881,771
        135,000  Chancellor Media Corp. company guaranty
                 8s, 2008                                                                           153,094
        360,000  Clear Channel Communications, Inc. sr.
                 notes 5 3/4s, 2013                                                                 369,762
        340,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                             400,788
        310,000  ConAgra Foods, Inc. notes 6 3/4s, 2011
                 (S)                                                                                348,791
        145,000  Cox Communications, Inc. notes 7 3/4s,
                 2010                                                                               161,597
        585,000  Cox Enterprises, Inc. 144A notes 8s,
                 2007                                                                               627,847
        529,596  CVS Corp. 144A pass-through certificates
                 6.117s, 2013                                                                       571,571
        205,000  Foster's Finance Corp. 144A notes 4
                 7/8s, 2014                                                                         203,143
        720,000  Fred Meyer, Inc. Holding Co. company
                 guaranty 7.45s, 2008                                                               804,187
        585,000  Grand Metro Investment Corp. company
                 guaranty 9s, 2011                                                                  740,403
        690,000  Hormel Foods Corp. notes 6 5/8s, 2011                                              774,315
        690,000  Johnson (SC) & Son, Inc. 144A bonds 5
                 3/4s, 2033                                                                         688,029
      1,475,000  Jones Intercable, Inc. sr. notes 7 5/8s,
                 2008                                                                             1,637,999
        575,000  Kraft Foods, Inc. notes 5 5/8s, 2011                                               607,346
      1,030,000  Kraft Foods, Inc. notes 4 5/8s, 2006                                             1,059,265
         20,000  Kroger Co. company guaranty 6 3/4s, 2012                                            22,366
        635,000  Liberty Media Corp. sr. notes 5.7s, 2013                                           627,781
        665,000  Miller Brewing Co. 144A notes 5 1/2s,
                 2013                                                                               692,327
        225,000  News America Holdings, Inc. company
                 guaranty 7 3/8s, 2008                                                              250,392
         60,000  News America, Inc. company guaranty 4
                 3/4s, 2010                                                                          61,087
        185,000  TCI Communications, Inc. debs. 9.8s,
                 2012                                                                               235,883
        580,000  TCI Communications, Inc. debs. 8 3/4s,
                 2015                                                                               722,948
      1,000,000  TCI Communications, Inc. debs. 7 7/8s,
                 2013                                                                             1,170,497
        140,000  Time Warner, Inc. debs. 9.15s, 2023                                                180,428
      1,280,000  Time Warner, Inc. debs. 9 1/8s, 2013                                             1,602,610
        565,000  Time Warner, Inc. notes 8.18s, 2007                                                632,282
        225,000  Tyson Foods, Inc. notes 8 1/4s, 2011                                               266,656
        255,000  USA Interactive notes 7s, 2013                                                     279,068
        255,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                           317,057
                                                                                              -------------
                                                                                                 18,377,210

Energy (0.7%)
-----------------------------------------------------------------------------------------------------------
        330,000  Amerada Hess Corp. notes 7 3/8s, 2009                                              370,870
        130,000  Amerada Hess Corp. unsub notes 6.65s,
                 2011                                                                               143,533
        410,000  Anadarko Finance Co. company guaranty
                 Ser. B, 6 3/4s, 2011                                                               464,338
        247,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         263,055
      1,760,000  Conoco Funding Co. company guaranty
                 6.35s, 2011                                                                      1,962,805
        255,000  Enterprise Products Operating LP 144A
                 sr. notes 5.6s, 2014                                                               256,939
        325,000  Enterprise Products Operating LP 144A
                 sr. notes 4 5/8s, 2009                                                             327,699
        125,000  Enterprise Products Operating LP 144A
                 sr. notes 4s, 2007                                                                 125,721
        545,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                         609,657
        570,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                                 581,195
        110,000  MidAmerican Energy Holdings Co. sr.
                 notes 3 1/2s, 2008                                                                 108,220
        920,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                         945,800
        370,000  Ocean Energy, Inc. company guaranty 7
                 1/4s, 2011                                                                         420,252
        300,000  Petro-Canada, Ltd. bonds 5.35s, 2033
                 (Canada)                                                                           269,971
        345,000  Phillips Petroleum Co. notes 8 3/4s,
                 2010                                                                               424,498
        500,000  Schlumberger Technology Corp. 144A notes
                 6 1/2s, 2012                                                                       561,064
        260,000  Sunoco, Inc. notes 4 7/8s, 2014                                                    257,423
        140,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                            164,470
                                                                                              -------------
                                                                                                  8,257,510

Financial (5.5%)
-----------------------------------------------------------------------------------------------------------
      1,065,000  Ace INA Holdings, Inc. company guaranty
                 8.3s, 2006                                                                       1,162,436
        505,000  Allfirst Financial Inc. sub. notes 7.2s,
                 2007                                                                               556,766
      1,490,000  Archstone-Smith Operating Trust notes
                 5s, 2007 (R)                                                                     1,546,084
      1,750,000  Associates First Capital Corp. debs.
                 6.95s, 2018                                                                      2,042,462
      3,330,000  Associates First Capital Corp. sr. notes
                 6 1/4s, 2008                                                                     3,649,530
        625,000  AXA Financial, Inc. sr. notes 7 3/4s,
                 2010                                                                               732,839
        650,000  Bank of America Corp. sub. notes 7.4s,
                 2011                                                                               757,539
        210,000  Bank of New York Co., Inc. (The) sr.
                 sub. notes FRN 3.4s, 2013                                                          205,649
        435,000  Bank One Corp. sub. notes 7.6s, 2007                                               481,314
      3,715,000  Bank United Corp. notes Ser. A, 8s, 2009                                         4,332,708
        350,000  Barclays Bank PLC 144A FRN 6.86s, 2049
                 (United Kingdom)                                                                   385,302
      1,050,000  Bear Stearns Cos., Inc. (The) notes
                 7.8s, 2007                                                                       1,173,955
        170,000  Capital One Bank notes 6 1/2s, 2013                                                185,899
        250,000  Capital One Bank notes Ser. BKNT, 4
                 7/8s, 2008                                                                         258,934
        230,000  Capital One Bank sr. notes Ser. BKNT,
                 6.7s, 2008                                                                         252,091
        320,000  CenterPoint Properties Trust notes Ser.
                 MTN, 4 3/4s, 2010                                                                  321,346
        210,000  CIT Group, Inc. sr. notes 7 3/4s, 2012                                             247,566
      1,000,000  CIT Group, Inc. sr. notes 5s, 2014                                                 995,990
        970,000  Citigroup, Inc. debs. 6 5/8s, 2028                                               1,070,033
      1,316,000  Citigroup, Inc. 144A sub. notes 5s, 2014                                         1,317,637
        295,000  Colonial Properties Trust notes 6 1/4s,
                 2014                                                                               310,563
        495,000  Countrywide Capital III company guaranty
                 Ser. B, 8.05s, 2027                                                                569,704
        160,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. K, 5 5/8s, 2007                                                      168,713
        760,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. MTNL, 4s, 2011                                                       734,964
        165,000  Credit Suisse First Boston USA, Inc.
                 notes 6 1/8s, 2011                                                                 179,765
        205,000  Developers Diversified Realty Corp.
                 notes 4 5/8s, 2010                                                                 203,847
        815,000  Equity One, Inc. company guaranty 3
                 7/8s, 2009                                                                         790,606
        805,000  Executive Risk Capital Trust company
                 guaranty Class B, 8.675s, 2027                                                     929,736
      1,450,000  First Chicago NBD Corp. sub. notes 6
                 3/8s, 2009                                                                       1,619,800
      1,890,000  First Union National Bank sub. notes
                 7.8s, 2010                                                                       2,226,218
        470,000  Fleet Capital Trust V bank guaranty FRN
                 2.91s, 2028                                                                        469,908
      1,655,000  Franchise Finance Corp. of America sr.
                 notes 8 3/4s, 2010 (R)                                                           2,068,412
        650,000  Fund American Cos. Inc. notes 5 7/8s,
                 2013                                                                               665,544
        285,000  General Electric Capital Corp. notes
                 Ser. A, 6 3/4s, 2032 (S)                                                           328,009
        350,000  General Electric Capital Corp. notes
                 Ser. A, 6s, 2012                                                                   384,527
        190,000  General Electric Capital Corp. notes
                 Ser. MTNA, 6 1/8s, 2011                                                            209,511
        690,000  Goldman Sachs Group, Inc. (The) notes 4
                 3/4s, 2013                                                                         675,835
        265,000  Greenpoint Capital Trust I company
                 guaranty 9.1s, 2027                                                                309,496
        525,000  Hartford Financial Services Group, Inc.
                 (The) sr. notes 7.9s, 2010                                                         619,005
        390,000  Heller Financial, Inc. notes 7 3/8s,
                 2009                                                                               450,661
        300,000  Heritage Property Investment Trust 144A
                 notes 5 1/8s, 2014                                                                 292,359
        805,000  Hospitality Properties Trust notes 6
                 3/4s, 2013 (R)                                                                     865,496
        360,000  Household Finance Corp. notes 8s, 2010                                             425,512
      1,970,000  Household Finance Corp. notes 7s, 2012                                           2,254,545
      1,045,000  Household Finance Corp. notes 6 3/4s,
                 2011                                                                             1,176,207
        220,000  HRPT Properties Trust bonds 5 3/4s, 2014
                 (R)                                                                                221,863
        245,000  HRPT Properties Trust notes 6 1/4s, 2016                                           253,616
      1,150,000  HSBC Capital Funding LP 144A bank
                 guaranty FRB 9.547s, 2049 (Jersey)                                               1,448,384
        760,000  International Lease Finance Corp. notes
                 4.35s, 2008                                                                        773,357
         85,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                            96,840
        525,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                                559,885
        245,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                253,079
        745,000  John Hancock Financial Services, Inc.
                 sr. notes 5 5/8s, 2008                                                             794,932
        375,000  John Hancock Global Funding II 144A
                 notes 7.9s, 2010                                                                   442,925
      1,195,000  JPMorgan Chase & Co. sub. notes 5 1/8s,
                 2014                                                                             1,201,245
        230,000  Kimco Realty Corp. notes Ser. MTNC,
                 5.19s, 2013                                                                        232,466
        375,000  Lehman Brothers Holdings, Inc. notes 6
                 5/8s, 2012                                                                         419,439
      3,275,000  Liberty Mutual Insurance 144A notes
                 7.697s, 2097                                                                     3,415,386
        975,000  Merita Bank, Ltd. sub. notes 6 1/2s,
                 2006 (Finland)                                                                   1,022,537
        280,000  Merrill Lynch & Co., Inc. notes Ser. B,
                 4 3/4s, 2009                                                                       288,282
        300,000  Metlife, Inc. sr. notes 6 1/8s, 2011                                               327,854
        360,000  Morgan Stanley Dean Witter & Co. sr.
                 notes 6 3/4s, 2011                                                                 403,399
        635,000  National City Bank bonds 4 5/8s, 2013                                              626,749
        295,000  National City Bank sub. notes Ser. BKNT,
                 6 1/4s, 2011                                                                       322,150
        235,000  Nationwide Financial Services, Inc.
                 notes 5 5/8s, 2015                                                                 244,387
        205,000  Nationwide Mutual Insurance Co. 144A
                 notes 8 1/4s, 2031                                                                 254,141
      2,110,000  NB Capital Trust IV company guaranty 8
                 1/4s, 2027                                                                       2,430,264
        305,000  OneAmerica Financial Partners, Inc. 144A
                 bonds 7s, 2033                                                                     313,066
        985,000  PNC Funding Corp. bonds 5 1/4s, 2015                                               999,865
        535,000  Popular North America, Inc. sub. notes 3
                 7/8s, 2008                                                                         534,699
        760,000  Principal Life Global Funding I 144A
                 sec. notes 5 1/4s, 2013                                                            780,503
        435,000  Protective Life Corp. notes 4.3s, 2013                                             415,851
        255,000  Prudential Financial, Inc. notes Ser.
                 MTNB, 4 1/2s, 2013                                                                 246,342
        390,000  Prudential Insurance Co. 144A notes
                 8.3s, 2025                                                                         496,062
        235,000  Rabobank Capital Funding II 144A bonds
                 5.26s, 2049                                                                        237,072
        110,000  Royal Bank of Scotland Group PLC FRB
                 7.648s, 2049 (United Kingdom)                                                      131,216
        375,000  Royal Bank of Scotland Group PLC FRN 7
                 3/8s, 2049 (United Kingdom)                                                        397,912
        295,000  Simon Property Group LP 144A notes 5
                 5/8s, 2014                                                                         302,269
        805,000  St. Paul Co., Inc. (The) sr. notes 5
                 3/4s, 2007                                                                         851,156
        565,000  State Street Capital Trust II FRN
                 2.211s, 2008                                                                       568,043
        940,000  Sun Life Canada Capital Trust 144A
                 company guaranty 8.526s, 2049                                                    1,082,475
        635,000  Suncorp-Metway, Ltd. 144A FRB 3 1/2s,
                 2013 (Australia)                                                                   623,640
        285,000  Travelers Property Casualty Corp. sr.
                 notes 3 3/4s, 2008                                                                 287,142
      1,485,000  UBS AG/Jersey Branch FRN 4.91s, 2008
                 (United Kingdom)                                                                 1,544,400
        595,000  UBS Preferred Funding Trust I FRB
                 8.622s, 2049                                                                       718,340
        460,000  Vornado Realty Trust notes 4 3/4s, 2010                                            460,084
        560,000  Wachovia Corp. sub. notes 5 1/4s, 2014                                             572,454
        645,000  Westpac Capital Trust III 144A sub.
                 notes FRN 5.819s, 2049                                                             674,309
        305,000  XL Capital Europe PLC company guaranty 6
                 1/2s, 2012 (United Kingdom)                                                        335,105
                                                                                              -------------
                                                                                                 69,210,208

Health Care (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,470,000  American Home Products Corp. notes
                 6.95s, 2011                                                                      1,634,624
        430,000  Bayer Corp. 144A FRB 6.2s, 2008                                                    461,549
        380,000  Hospira, Inc. notes 4.95s, 2009                                                    389,563
                                                                                              -------------
                                                                                                  2,485,736

Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
        200,000  Computer Associates International, Inc.
                 sr. notes Ser. B, 6 3/8s, 2005                                                     204,500
        330,000  Fiserv, Inc. notes 4s, 2008                                                        333,892
        195,000  Motorola, Inc. notes 7 5/8s, 2010                                                  228,194
        440,000  Motorola, Inc. notes 4.608s, 2007                                                  452,074
        310,000  SunGard Data Systems, Inc. bonds 4 7/8s,
                 2014                                                                               304,422
                                                                                              -------------
                                                                                                  1,523,082

Transportation (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,860,000  Continental Airlines, Inc. pass-through
                 certificates Ser. 98-2, 6.32s, 2008                                              1,813,263
        420,000  CSX Corp. notes 6 3/4s, 2011                                                       466,357
        170,000  CSX Corp. notes 6 1/4s, 2008                                                       184,294
        565,000  FedEx Corp. notes 2.65s, 2007                                                      556,266
        675,000  Norfolk Southern Corp. notes 7.05s, 2037                                           763,027
        380,000  Norfolk Southern Corp. sr. notes 6 3/4s,
                 2011                                                                               426,780
        310,000  Union Pacific Corp. notes 7 3/8s, 2009                                             354,248
        330,000  Union Pacific Corp. notes 6 5/8s, 2008                                             359,187
        295,000  Union Pacific Corp. 144A pass-through
                 certificates 5.214s, 2014                                                          294,381
                                                                                              -------------
                                                                                                  5,217,803

Utilities & Power (2.1%)
-----------------------------------------------------------------------------------------------------------
        240,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                       249,783
        295,000  AEP Texas North Co. sr. notes Ser. B, 5
                 1/2s, 2013                                                                         306,669
        145,000  American Electric Power Co., Inc. notes
                 Ser. A, 6 1/8s, 2006                                                               152,013
      3,230,000  Arizona Public Services Co. sr. notes 6
                 3/4s, 2006                                                                       3,462,751
        205,000  Carolina Power & Light Co. 1st mtge. 6
                 1/8s, 2033                                                                         214,549
        130,000  CenterPoint Energy Resources Corp. debs.
                 8.9s, 2006                                                                         144,971
        515,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                       597,483
        565,000  Cleveland Electric Illuminating Co.
                 (The) sr. notes 5.65s, 2013                                                        584,642
        965,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                         993,302
        340,000  Consumers Energy Co. bonds 6 1/4s, 2006                                            358,443
        350,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                                 351,341
      1,535,000  Dominion Resources, Inc. notes 5 1/8s,
                 2009                                                                             1,597,299
        580,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                         595,324
      1,005,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                       1,182,848
        860,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011 (S)                                                                    971,592
        410,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033                                                                        429,787
        245,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                         245,490
        230,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                   244,757
        940,000  Kinder Morgan, Inc. sr. notes 6 1/2s,
                 2012                                                                             1,029,725
        905,000  Monongahela Power Co. 1st mtge. 5s, 2006                                           936,393
        270,000  National Fuel Gas Co. notes 5 1/4s, 2013                                           276,512
        505,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                580,750
        595,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010                                                                       703,134
        770,000  Northern States Power Co. mtge. Ser. B,
                 8s, 2012                                                                           940,667
        375,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                         441,216
        600,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                         664,232
        450,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                        454,253
        245,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                         242,773
        165,000  Pacific Gas & Electric Co. 1st. mtge.
                 4.2s, 2011                                                                         162,856
        485,000  PacifiCorp Sinking Fund 1st mtge. 5.45s,
                 2013                                                                               510,611
        365,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                            382,169
        300,000  Potomac Edison Co. 1st mtge. 8s, 2024                                              306,821
        615,876  Power Receivable Finance LLC 144A sr.
                 notes 6.29s, 2012                                                                  645,383
        270,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                      302,566
      1,010,000  Progress Energy, Inc. sr. notes 6.05s,
                 2007                                                                             1,068,539
        270,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                   272,968
        745,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                             807,973
        390,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                         436,243
        245,000  Rochester Gas & Electric notes 6 3/8s,
                 2033                                                                               261,359
        345,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                           358,562
        435,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                           442,432
        275,000  Tampa Electric Co. notes 6 7/8s, 2012
                 (S)                                                                                308,712
         30,000  Westar Energy, Inc. 1st mtge. 6s, 2014                                              32,243
        325,000  Western Energy, Inc. sr. notes Ser. *, 7
                 1/8s, 2009                                                                         359,067
        245,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                         271,591
        414,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         471,595
         89,679  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                      9
                                                                                              -------------
                                                                                                 26,354,398
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $178,230,543)                          $185,916,103

Asset-backed securities (12.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,430,000  Aames Mortgage Trust Ser. 03-1, Class A,
                 IO (Interest Only), 6s, 2005                                                      $183,824
        289,243  Aames Mortgage Trust 144A Ser. 03-1N,
                 Class A, 7 1/2s, 2033                                                              288,962
      3,083,000  Ace Securities Corp. Ser. 03-FM1, Class
                 A, IO, 4 1/2s, 2005                                                                120,237
        775,059  Advanta Mortgage Loan Trust Ser. 00-1,
                 Class A4, 8.61s, 2028                                                              802,670
                 Aegis Asset Backed Securities Trust 144A
        215,742  Ser. 04-1N, Class Note, 5s, 2034                                                   215,270
        354,831  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                 352,835
        471,000  Ser. 04-4N, Class Note, 5s, 2034                                                   470,824
      2,859,487  AFC Home Equity Loan Trust Ser. 99-2,
                 Class 1A, 2 1/4s, 2029                                                           2,859,487
      4,550,000  American Express Credit Account Master
                 Trust 144A Ser. 04-C, Class C, 2.26s,
                 2012                                                                             4,550,710
        189,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-IAN, Class 1A, 2s, 2034                                                         189,000
                 Ameriquest Mortgage Securities, Inc.
      2,377,500  Ser. 02-3, Class S, IO, 6s, 2032                                                    62,409
      2,848,524  Ser. 03-12, Class S, IO, 5s, 2006                                                  137,975
      3,847,425  Ser. 03-6, Class S, IO, 5s, 2033                                                   129,400
      2,663,143  Ser. 03-8, Class S, IO, 5s, 2006                                                   116,379
        657,000  Ameriquest Mortgage Securities, Inc.
                 144A Ser. 04-RN9, 4.85s, 2034                                                      656,985
                 Amortizing Residential Collateral Trust
      2,397,341  Ser. 01-BC6, Class A, IO, 6s, 2004                                                  10,363
      1,043,636  Ser. 02-BC1, Class A, IO, 6s, 2005                                                  25,210
      1,639,273  Ser. 02-BC10, Class A, IO, 6s, 2004                                                 23,383
      3,730,000  Ser. 02-BC3, Class A, IO, 6s, 2005                                                  89,898
     12,618,182  Ser. 02-BC8, Class A, IO, 6s, 2004                                                  54,543
      3,564,364  Ser. 02-BC9, Class A, IO, 6s, 2004                                                  33,147
                 AQ Finance NIM Trust 144A
        195,063  Ser. 03-N7A, Class Note, 9.07s, 2033                                               195,612
        127,496  Ser. 03-N9A, Class Note, 7.385s, 2033                                              128,134
         60,237  Arc Net Interest Margin Trust Ser. 02-2,
                 Class A, 7 3/4s, 2032                                                               60,136
                 Arcap REIT, Inc. 144A
        622,000  Ser. 03-1A, Class E, 7.11s, 2038                                                   666,026
        495,418  Ser. 04-1A, Class E, 6.42s, 2039                                                   505,559
                 Argent NIM Trust 144A
        171,978  Ser. 03-N6, Class A, 6.4s, 2034 (Cayman
                 Islands)                                                                           175,369
        104,405  Ser. 03-N8, Class A, 5.56s, 2034 (Cayman
                 Islands)                                                                           104,405
        326,342  Ser. 04-WN2, Class A, 4.55s, 2034
                 (Cayman Islands)                                                                   325,526
        255,066  Ser. 04-WN4, Class A, 4.459s, 2034                                                 254,349
        283,000  Ser. 04-WN9, Class A, 5 3/4s, 2034                                                 282,991
                 Asset Backed Funding Corp. NIM Trust
                 144A
        158,234  Ser. 03-OPT1, Class Note, 6.9s, 2033                                               158,234
        136,772  Ser. 03-WF1, Class N1, 8.35s, 2032                                                 136,772
        478,458  Ser. 04-0PT1, Class N1, 4.55s, 2033                                                475,617
        688,225  Ser. 04-AHL1, Class Note, 5.6s, 2033                                               688,199
        800,255  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                           843,218
         25,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman
                 Islands)                                                                            24,918
                 Asset Backed Securities Corp. Home
                 Equity Loan Trust
     16,321,909  Ser. 03-HE1, Class A, IO, 5s, 2033                                                 535,995
      4,428,602  Ser. 03-HE5, Class A, IO, 4s, 2033                                                 160,670
        302,612  FRB Ser. 04-HE1, Class A3, 2.16s, 2034                                             302,625
        511,275  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 2.511s, 2033                                                 514,311
        470,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.79s, 2011                                                              478,941
                 Bayview Financial Acquisition Trust
        774,988  Ser. 02-CA, Class A, IO, 0.78s, 2004                                                 2,955
      7,093,966  Ser. 03-DA, Class A, IO, 4s, 2006                                                  219,470
      4,942,551  Ser. 03-E, Class A, IO, 4s, 2006                                                   188,849
     24,198,683  Ser. 03-X, Class A, IO, 0.89s, 2006                                                387,082
      2,465,539  Ser. 04-B, Class A1, 2.34s, 2039                                                 2,465,539
      2,147,000  FRB Ser. 03-G, Class A1, 2.44s, 2039                                             2,147,000
      1,801,758  FRN Ser. 03-F, Class A, 2.34s, 2043                                              1,875,265
      1,016,800  Bayview Financial Acquisition Trust 144A
                 Ser. 03-CA, Class A, IO, 4s, 2005                                                   35,449
                 Bayview Financial Asset Trust 144A
      1,105,474  FRB Ser. 03-SSRA, Class A, 2.54s, 2038                                           1,109,675
      1,114,511  FRB Ser. 03-SSRA, Class M, 3.19s, 2038                                           1,114,511
     48,679,862  Ser. 03-Z, Class A, IO, 0.604s, 2005                                               155,295
                 Bear Stearns Alternate Trust
      2,113,000  Ser. 04-11, Class 2A2, 5.158s, 2034                                              2,156,911
        833,341  Ser. 04-9, Class 1A1, 5.147s, 2007                                                 853,169
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        672,572  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                           670,470
        664,023  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   663,193
        444,120  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   443,565
                 Bear Stearns Asset Backed Securities,
                 Inc.
      4,603,200  Ser. 03-AC1, Class A, IO, 5s, 2005                                                 178,408
      5,431,000  Ser. 03-AC4, Class A, IO, 5s, 2006                                                 272,934
        943,000  FRB Ser. 03-3, Class A2, 2.43s, 2043                                               943,000
        278,000  Capital One Multi-Asset Execution Trust
                 FRB Ser. 02-C1, Class C1, 4.51s, 2010                                              293,551
        283,000  CARMAX Auto Owner Trust Ser. 04-2, Class
                 D, 2.65s, 2011                                                                     282,963
                 CARSSX Finance, Ltd. 144A
        180,000  FRB Ser. 04-AA, Class B3, 5.11s, 2011
                 (Cayman Islands)                                                                   180,090
        180,000  FRB Ser. 04-AA, Class B4, 7.26s, 2011
                 (Cayman Islands)                                                                   180,090
      1,505,000  CDO Repackaging Trust Series 144A FRB
                 Ser. 03-2, Class A, 6.008s, 2008                                                 1,557,675
     10,319,350  Centex Home Equity Ser. 04-C, Class A,
                 IO, 3 1/2s, 2006                                                                   316,958
        860,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 2.84s, 2010                                                         876,668
                 Chase Funding Net Interest Margin 144A
         51,910  Ser. 03-3A, Class Note, 6 7/8s, 2036                                                52,108
        163,655  Ser. 03-C1A, Class Note, 6 3/4s, 2036                                              195,798
        470,000  Citibank Credit Card Issuance Trust FRN
                 Ser. 01-C1, Class C1, 2.68s, 2010                                                  477,105
                 Conseco Finance Securitizations Corp.
      3,120,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 2,714,400
      1,638,000  Ser. 00-5, Class A6, 7.96s, 2032                                                 1,402,128
      1,926,000  Ser. 01-04, Class A4, 7.36s, 2033                                                1,990,521
      3,013,000  Ser. 01-1, Class A5, 6.99s, 2032                                                 2,877,415
      1,850,000  Ser. 01-3, Class A4, 6.91s, 2033                                                 1,851,110
      1,514,814  Ser. 01-4, Class B1, 9.4s, 2033                                                    227,222
      3,628,590  Ser. 02-1, Class A, 6.681s, 2033                                                 3,772,629
      1,750,000  Ser. 02-1, Class M2, 9.546s, 2033                                                  787,500
      3,537,111  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                               996,404
      8,448,099  Conseco Recreational Enthusiast Consumer
                 Trust Ser. 01-A, Class AP, IO, 5s, 2025                                             11,827
      1,226,000  Consumer Credit Reference IDX Securities
                 FRB Ser. 02-1A, Class A, 3.919s, 2007                                            1,243,484
                 Countrywide Asset Backed Certificates
                 144A
        168,039  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                168,512
        240,846  Ser. 04-1NIM, Class Note, 6s, 2034                                                 241,448
      1,963,527  Ser. 04-6N, Class N1, 6 1/4s, 2035                                               1,961,073
        492,535  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                             490,995
         58,194  Credit-Based Asset Servicing and
                 Securitization 144A Ser. 03-CB2N, Class
                 Note, 8.35s, 2033                                                                   58,248
        716,000  Crest, Ltd. 144A Ser. 03-2A, Class D2,
                 6.723s, 2038                                                                       741,955
        388,390  Finance America NIM Trust 144A Ser.
                 04-1, Class A, 5 1/4s, 2034                                                        388,559
                 First Franklin Mortgage Loan Asset
                 Backed Certificates
      5,674,523  Ser. 03-FF3, Class A, IO, 6s, 2005                                                 109,043
      4,846,545  Ser. 03-FFB, Class A, IO, 6s, 2005                                                 168,048
                 First Franklin NIM Trust 144A
        139,062  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                138,522
        361,111  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                360,100
        532,515  Ser. 04-FF7A, Class A, 5s, 2034                                                    533,686
        564,094  First Plus Home Loan Trust Ser. 97-3,
                 Class B1, 7.79s, 2023                                                              564,447
        480,000  Ford Credit Auto Owner Trust Ser. 04-A,
                 Class C, 4.19s, 2009                                                               484,875
                 Fremont NIM Trust 144A
         49,274  Ser. 03-B, Class Note, 5.65s, 2033                                                  49,151
        565,035  Ser. 04-A, Class Note, 4 3/4s, 2034                                                563,340
        358,141  Ser. 04-B, Class Note, 4.703s, 2034                                                358,141
        418,000  G-Force CDO, Ltd. 144A Ser. 03-1A, Class
                 E, 6.58s, 2038                                                                     422,115
        836,610  GE Capital Credit Card Master Note Trust
                 FRB Ser. 04-2, Class C, 2.339s, 2010                                               836,610
        230,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 4, 5.091s, 2015
                 (Cayman Islands)                                                                   231,725
                 Granite Mortgages PLC
      1,495,000  FRN Ser. 01-1, Class 1C, 3.03s, 2041
                 (United Kingdom)                                                                 1,500,139
        580,000  FRB Ser. 02-1, Class 1C, 2.93s, 2042
                 (United Kingdom)                                                                   589,106
        290,000  FRB Ser. 02-2, Class 1C, 2.88s, 2043
                 (United Kingdom)                                                                   294,640
        719,000  FRB Ser. 04-1, Class 1C, 2.81s, 2044
                 (United Kingdom)                                                                   722,033
                 Green Tree Financial Corp.
        415,058  Ser. 97-4, Class A7, 7.36s, 2029                                                   448,911
        257,315  Ser. 97-6, Class A8, 7.07s, 2016                                                   269,740
        422,194  Ser. 97-6, Class A9, 7.55s, 2029                                                   461,923
        335,011  Ser. 97-7, Class A8, 6.86s, 2029                                                   358,461
        186,758  Ser. 99-3, Class A5, 6.16s, 2031                                                   189,735
      6,610,000  Ser. 99-5, Class A5, 7.86s, 2030                                                 5,919,998
      1,175,949  Greenpoint Manufactured Housing Ser.
                 00-3, Class IA, 8.45s, 2031                                                      1,170,187
      1,658,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                      1,636,476
                 GSAMP Trust 144A
        141,520  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                             141,095
        377,751  Ser. 04, Class Note, 5 1/2s, 2032                                                  377,411
        349,253  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                             348,890
        398,279  Ser. 04-HE1N, Class N1, 5s, 2034                                                   397,562
      2,350,000  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                             2,351,055
        681,000  Ser. 04-NIM1, Class N2, zero %, 2034                                               503,824
        397,431  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                             397,431
      1,774,393  High Income Trust Securities 144A FRB
                 Ser. 03-1A, Class A, 2.21s, 2036                                                 1,712,289
                 Holmes Financing PLC FRB
      6,735,000  Ser. 1, Class 2C, 2 3/4s, 2040 (United
                 Kingdom)                                                                         6,709,407
        380,000  Ser. 4, Class 3C, 2.9s, 2040 (United
                 Kingdom)                                                                           384,864
        290,000  Ser. 5, Class 2C, 3.05s, 2040 (United
                 Kingdom)                                                                           290,812
        332,000  Ser. 8, Class 2C, 2.32s, 2040 (United
                 Kingdom)                                                                           332,830
                 Home Equity Asset Trust 144A
         93,605  Ser. 03-4N, Class A, 8s, 2033                                                      122,554
        112,119  Ser. 03-5N, Class A, 7 1/2s, 2034                                                  112,679
         45,297  Ser. 03-6N, Class A, 6 1/2s, 2034                                                   45,410
        226,557  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  226,557
        416,941  Ser. 04-1N, Class A, 5s, 2034                                                      415,899
        379,000  Ser. 04-3N, Class A, 5s, 2034                                                      377,579
        188,000  Hyundai Auto Receivables Trust Ser.
                 04-A, Class D, 4.1s, 2011                                                          188,683
                 LNR CDO, Ltd. 144A FRB
      2,075,000  Ser. 02-1A, Class FFL, 4.59s, 2037
                 (Cayman Islands)                                                                 2,022,710
      1,280,000  Ser. 03-1A, Class EFL, 4.833s, 2036
                 (Cayman Islands)                                                                 1,348,608
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
         98,597  Ser. 03-4, Class N1, 6.535s, 2033                                                   98,597
        365,188  Ser. 04-2, Class N1, 4.94s, 2034                                                   365,188
        875,426  Ser. 04-5, Class Note, 5s, 2034                                                    877,352
                 Long Beach Mortgage Loan Trust
     13,540,000  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                              820,863
      6,770,000  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                              410,431
                 Madison Avenue Manufactured Housing
                 Contract
     85,775,761  Ser. 02-A IO, 0.3s, 2032                                                           964,977
      1,626,445  FRB Ser. 02-A, Class B1, 5.09s, 2032                                               894,545
      1,194,510  Marriott Vacation Club Owner Trust 144A
                 FRB Ser. 02-1A, Class A1, 2.511s, 2024                                           1,206,072
        302,536  Master Asset Backed Securities NIM Trust
                 144A Ser. 04-CI3, Class N1, 4.45s, 2034                                            302,524
        860,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 2.94s, 2010                                                  876,613
      2,876,256  Merit Securities Corp. FRB Ser. 11PA,
                 Class 3A1, 2.46s, 2027                                                           2,746,150
         94,102  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                    94,855
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
        232,985  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                               233,859
        178,134  Ser. 04-FM1N, Class N1, 5s, 2035                                                   176,690
        208,756  Ser. 04-HE1N, Class N1, 5s, 2006                                                   207,921
        517,308  Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                               514,722
         67,150  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                66,982
        724,358  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                               720,736
        310,100  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                       314,021
        347,453  MMCA Automobile Trust Ser. 02-1, Class
                 B, 5.37s, 2010                                                                     347,453
                 Morgan Stanley ABS Capital I 144A
        111,030  Ser. 03-NC8N, Class Note, 7.6s, 2033                                               111,412
         37,391  Ser. 03-NC9N, Class Note, 7.6s, 2033                                                37,578
        267,798  Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                             268,719
         94,000  Morgan Stanley Auto Loan Trust Ser.
                 04-HB2, Class D, 3.59s, 2012                                                        94,000
                 Morgan Stanley Auto Loan Trust 144A
        483,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                                 481,793
        226,000  Ser. 04-HB2, Class E, 5s, 2012                                                     217,808
                 Morgan Stanley Dean Witter Capital I
        620,000  FRN Ser. 01-NC3, Class B1, 4.29s, 2031                                             615,430
        579,000  FRN Ser. 01-NC4, Class B1, 4.34s, 2032                                             571,674
        520,000  Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
                 Class A1, 2.2s, 2015                                                               523,328
        736,000  New Century Home Equity Loan Trust Ser.
                 03-5, Class AI7, 5.15s, 2033                                                       738,996
                 New Century Mortgage Corp. NIM Trust
                 144A
         42,802  Ser. 03-5, Class Note, 8s, 2033                                                     43,136
        167,169  Ser. 03-B, Class Note, 6 1/2s, 2033                                                167,769
        299,000  Newcastle CDO, Ltd. 144A FRB Ser. 3A,
                 Class 4FL, 5.04s, 2038                                                             301,243
        408,129  Nomura Asset Acceptance Corp. 144A Ser.
                 04-R2, Class PT, IO, 10.107s, 2034                                                 460,037
                 Novastar NIM Trust 144A
        305,872  Ser. 04-N1, Class Note, 4.458s, 2034                                               305,872
        675,536  Ser. 04-N2, Class Note, 4.458s, 2034                                               675,536
      2,807,949  Oakwood Mortgage Investors, Inc. Ser.
                 02-C, Class A1, 5.41s, 2032                                                      2,524,627
        273,000  Oceanstar 144A FRB Ser. 04, Class D,
                 3.91s, 2034                                                                        273,000
        174,349  Option One Mortgage Securities Corp. NIM
                 Trust 144A Ser. 03-5, Class Note, 6.9s,
                 2033                                                                               175,221
        189,000  Origen Manufactured Housing Ser. 04-B,
                 Class A2, 3.79s, 2017                                                              188,124
                 Park Place Securities NIM Trust 144A
        226,000  Ser. 04-MCWN1, Class A, 4.458s, 2034                                               226,000
        330,000  Ser. 04-WCW2, Class D, 7.387s, 2034                                                330,000
                 Pass-Through Amortizing Credit Card
                 Trust
        219,695  Ser. 02-1A, Class A3FL, 4.788s, 2012                                               220,240
        344,584  Ser. 02-1A, Class A4FL, 7.288s, 2012                                               345,429
                 People's Choice Net Interest Margin Note
                 144A
      1,410,000  Ser. 04-2, Class A, 5s, 2034                                                     1,413,169
        140,000  Ser. 04-2, Class B, 5s, 2034                                                       126,840
        580,000  Permanent Financing PLC FRB Ser. 3,
                 Class 3C, 3.013s, 2042 (United Kingdom)                                            587,888
                 Providian Gateway Master Trust 144A
        415,000  Ser. 04-DA, Class D, 4.4s, 2011                                                    413,768
        535,000  FRB Ser. 04-AA, Class D, 3.61s, 2011                                               536,177
        920,000  FRN Ser. 04-BA, Class D, 3.16s, 2010                                               923,232
        147,462  Re NIM Trust 144A Ser. 04-A, 4.45s, 2034                                           145,368
      1,699,422  Residential Asset Securities Corp. Ser.
                 02-KS6, Class AIO, IO, 4 1/2s, 2005                                                 27,534
                 Residential Funding Mortgage Securities
                 II
      8,528,354  Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033                                            312,991
      2,579,655  Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005                                             95,943
      3,043,372  Ser. 03-HS3, Class AI, IO, 5s, 2006                                                137,865
      2,237,339  Restructured Asset Securities 144A FRN
                 Ser. 03-3A, Class A1, 2.56s, 2022                                                2,212,169
                 SAIL Net Interest Margin Notes 144A
         62,543  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman
                 Islands)                                                                            62,229
        252,286  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                           252,008
         89,306  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                            89,279
        222,977  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                   222,909
        149,934  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                   149,741
        155,420  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           154,264
        131,004  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           130,032
        157,846  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           157,051
        334,131  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           332,393
        234,877  Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                234,194
        909,429  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                   909,429
      1,438,357  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                         1,436,199
        160,000  Ser. 04-4A, Class B, 7 1/2s, 2034
                 (Cayman Islands)                                                                   147,504
        424,743  Ser. 04-5A, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                   424,118
        573,849  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                   573,051
         67,634  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                    66,511
        530,102  Ser. 04-8A, Class A, 5s, 2034                                                      530,102
        286,201  Ser. 04-8A, Class B, 6 3/4s, 2034                                                  279,776
        166,468  Ser. 04-BNCA, Class A, 5s, 2034                                                    166,223
                 Sasco Arc Net Interest Margin Notes 144A
         14,468  Ser. 02-BC10, Class A, 7 3/4s, 2033                                                 14,337
         45,921  Ser. 03-AM1, Class A, 7 3/4s, 2033                                                  54,915
        121,975  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                   121,975
        119,019  Sharps SP I, LLC Net Interest Margin
                 Trust Ser. 03-NC1N, Class N, 7 1/4s,
                 2033                                                                               119,465
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
        173,095  Ser. 03-HE1N, Class N, 6.9s, 2033                                                  173,960
        563,402  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                563,402
         70,980  Ser. 03-TC1N, Class N, 7.45s, 2033                                                  70,980
        309,720  Ser. 04-4N, Class Note, 6.65s, 2034                                                307,088
        284,607  Ser. 04-HE1N, Class Note, 4.94s, 2034                                              283,539
        244,507  Ser. 04-HS1N, Class Note, 5.92s, 2034                                              244,507
        189,000  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                188,989
        235,000  South Coast Funding FRB Ser. 3A, Class
                 A2, 2.91s, 2038                                                                    237,938
                 Structured Adjustable Rate Mortgage Loan
                 Trust
      4,887,841  Ser. 04-6, Class 1A, 4.435s, 2034                                                4,966,486
      2,865,000  Ser. 04-14, Class 1A, 5.129s, 2034                                               2,928,574
      2,276,267  Ser. 04-12, Class 1A2, 4.977s, 2034                                              2,326,777
      1,194,941  Ser. 04-10, Class 1A1, 4.975s, 2034                                              1,219,586
         87,516  Ser. 04-8, Class 1A3, 4.737s, 2034                                                  88,856
                 Structured Asset Investment Loan Trust
      2,383,992  Ser. 03-BC10, Class A, IO, 6s, 2005                                                 92,558
     20,289,764  Ser. 03-BC11, Class A, IO, 6s, 2005                                                589,487
      3,989,989  Ser. 03-BC12, Class A, IO, 6s, 2005                                                107,976
      6,474,286  Ser. 03-BC13, Class A, IO, 6s, 2005                                                175,204
        126,163  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                125,550
     10,195,293  Ser. 03-BC2, Class A, IO, 6s, 2005                                                 296,520
      8,077,095  Ser. 03-BC3, Class A, IO, 6s, 2004                                                  34,914
      2,689,096  Ser. 03-BC4, Class A, IO, 6s, 2004                                                  25,007
      4,907,986  Ser. 03-BC5, Class A, IO, 6s, 2004                                                  45,642
     13,078,890  Ser. 03-BC6, Class A, IO, 6s, 2005                                                 251,328
      2,956,008  Ser. 03-BC8, Class A, IO, 6s, 2005                                                 114,835
      4,061,333  Ser. 03-BC9, Class A, IO, 6s, 2005                                                  98,107
     15,350,982  Ser. 04-1, Class A, IO, 6s, 2005                                                   671,816
     15,030,000  Ser. 04-3, Class A, IO, 6s, 2005                                                   805,268
                 Structured Asset Securities Corp.
      4,403,636  Ser. 02-BC1, Class A, IO, 6s, 2004                                                  40,952
      1,056,209  Ser. 03-40A, Class 1A, 5.002s, 2034                                              1,079,689
        875,157  Ser. 04-8, Class 1A1, 4.737s, 2034                                                 891,672
      1,762,603  Ser. 03-26A, Class 2A, 4.578s, 2033                                              1,791,651
                 Structured Asset Securities Corp. 144A
      1,236,000  FRB Ser. 03-NP2, Class A2, 2.39s, 2032                                           1,234,262
        424,895  FRN Ser. 03-NP3, Class A1, 2.34s, 2033                                             424,895
      1,416,000  Terwin Mortgage Trust FRB Ser. 04-5HE,
                 Class A1B, IO, 2.035s, 2035                                                      1,414,451
        718,000  TIAA Real Estate Securitization Ser.
                 03-1A, Class E, 8s, 2038                                                           681,670
      6,676,707  Wells Fargo Home Equity Trust Ser. 04-1,
                 Class A, IO, 6s, 2005                                                              366,359
                 Wells Fargo Home Equity Trust 144A
        424,279  Ser. 04-1N, Class A, 5s, 2034                                                      422,762
      1,417,000  Ser. 04-2, Class N1, 4 1/2s, 2034                                                1,416,916
        378,000  Ser. 04-2, Class N2, 8s, 2034                                                      359,100
        438,000  Westo Ser. 04-3, Class D, 4.07s, 2012                                              438,920
        198,805  Whole Auto Loan Trust Ser. 03-1, Class
                 C, 3.13s, 2010                                                                     196,631
      1,160,940  Whole Auto Loan Trust 144A Ser. 03-1,
                 Class D, 6s, 2010                                                                1,161,484
                                                                                              -------------
                 Total Asset-backed securities  (cost $168,327,711)                            $162,456,075

Collateralized mortgage obligations (9.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $17,417,083  Banc of America Commercial Mortgage,
                 Inc. 144A FRB Ser. 04-4, IO, 0.526s,
                 2019                                                                              $258,556
                 Banc of America Large Loan 144A
        188,000  FRN Ser. 02-FL2A, Class L1, 4.696s, 2014                                           188,190
     55,568,489  Ser. 03-BBA2, Class X1A, IO, 0.806s,
                 2015                                                                               370,458
        905,000  Banc of America Structured Security
                 Trust 144A Ser. 02-X1, Class A3, 5.436s,
                 2033                                                                               951,222
      5,882,182  Bayview Commercial Asset Trust 144A Ser.
                 04-2, IO, 0.72s, 2034                                                              478,846
                 Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A
        470,000  Ser. 04-ESA, Class K, 4.258s, 2016                                                 469,999
        352,000  Ser. 04-HS2A, Class G, 3.158s, 2016                                                352,000
      1,147,459  Chase Commercial Mortgage Securities
                 Corp. Ser. 00-1, Class A1, 7.656s, 2032                                          1,180,105
                 Chase Commercial Mortgage Securities
                 Corp. 144A
      2,005,365  Ser. 98-1, Class F, 6.56s, 2030                                                  2,191,462
        515,745  Ser. 98-1, Class G, 6.56s, 2030                                                    547,979
      2,261,000  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, Class A3, 6.57s, 2030                                               2,420,683
        115,000  Criimi Mae Commercial Mortgage Trust
                 Ser. 98-C1, Class A2, 7s, 2033                                                     124,128
                 CS First Boston Mortgage Securities
                 Corp. 144A
        499,000  FRB Ser. 03-TF2A, Class L, 5.76s, 2014                                             495,762
     28,213,344  Ser. 04-C3, Class AX, IO, 0.089s, 2036                                             474,972
        195,455  DLJ Commercial Mortgage Corp. Ser.
                 98-CF2, Class B3, 6.04s, 2031                                                      205,289
      1,998,000  DLJ Commercial Mortgage Corp. 144A Ser.
                 99-CG2, Class B3, 6.1s, 2032                                                     2,124,192
        450,000  DLJ Mortgage Acceptance Corp. 144A Ser.
                 97-CF1, Class A3, 7.76s, 2030                                                      489,459
                 Fannie Mae
      1,388,535  Ser. 04-10, Class QC, 22.14s, 2031                                               1,687,144
        598,008  Ser. 02-36, Class SJ, 16.088s, 2029                                                653,094
      1,796,650  Ser. 04-4, Class QM, 10.97s, 2033                                                1,799,116
            328  Ser. 92-15, Class L, IO, 10.376s, 2022                                               3,432
        801,591  Ser. 04-T3, Class PT1, 10.228s, 2044                                               927,137
        493,506  Ser. 03-W6, Class PT1, 9.415s, 2042                                                562,531
      1,734,755  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                               1,882,258
      2,474,425  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                              2,684,387
      1,716,774  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                              1,863,261
      1,348,318  Ser. 02-T16, Class A3, 7 1/2s, 2042                                              1,463,205
        799,709  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                868,334
        348,240  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                377,634
      4,116,335  Ser. 02-W4, Class A5, 7 1/2s, 2042                                               4,464,752
        210,388  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                 226,789
        901,535  Ser. 02-14, Class A2, 7 1/2s, 2042                                                 975,425
      1,776,382  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              1,915,074
        351,039  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 379,447
      4,224,313  Ser. 02-T6, Class A2, 7 1/2s, 2041                                               4,555,284
      1,119,035  Ser. 01-T12, Class A2, 7 1/2s, 2041                                              1,209,700
      1,309,277  Ser. 01-T8, Class A1, 7 1/2s, 2041                                               1,413,813
      2,655,384  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               2,864,118
        123,864  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 133,553
        563,553  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                 609,213
        153,029  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 165,375
        752,950  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                 813,386
      1,436,885  Ser. 00-T6, Class A1, 7 1/2s, 2030                                               1,549,836
         36,384  Ser. 01-T5, Class A3, 7 1/2s, 2030                                                  39,150
      3,862,032  Ser. 01-T4, Class A1, 7 1/2s, 2028                                               4,185,274
      1,298,918  Ser. 02-W3, Class A5, 7 1/2s, 2028                                               1,408,408
      7,148,581  Ser. 03-118, Class SF, IO, 6.26s, 2033                                             994,099
      1,295,681  Ser. 02-36, Class QH, IO, 6.21s, 2029                                               59,384
     11,298,596  Ser. 03-22, Class IO, IO, 6s, 2033                                               2,253,144
      5,593,099  Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                             552,319
      1,769,370  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                406,402
     17,030,287  Ser. 333, Class 2, IO, 5 1/2s, 2033                                              3,759,969
     23,993,358  Ser. 329, Class 2, IO, 5 1/2s, 2033                                              5,248,558
      3,211,711  Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                              230,573
      2,519,673  Ser. 343, Class 29, IO, 5s, 2033                                                   390,061
      2,677,113  Ser. 03-24, Class UI, IO, 5s, 2031                                                 447,057
      6,701,247  Ser. 03-W12, Class 2, IO, 2.228s, 2043                                             426,366
     15,301,566  Ser. 03-W10, Class 1, IO, 2.005s, 2043                                             827,222
      6,138,568  Ser. 03-W10, Class 3, IO, 1.987s, 2043                                             331,866
     14,461,101  Ser. 03-W6, Class 11, IO, 1.716s, 2042                                             200,214
        987,917  Ser. 03-W10, Class 1A1, 1.701s, 2032                                               984,830
      2,553,042  Ser. 03-W3, Class 2IO2, IO, 1.674s, 2042                                            36,121
     28,672,783  Ser. 03-W8, Class 12, IO, 1.643s, 2042                                           1,388,965
     18,947,648  Ser. 03-W8, Class 11, IO, 1.261s, 2042                                             141,795
     13,508,688  Ser. 03-W6, Class 21, IO, 1.182s, 2042                                              79,073
      7,899,559  Ser. 03-W17, Class 12, IO, 1.162s, 2033                                            261,465
     44,016,051  Ser. 03-T2, Class 2, IO, 1.068s, 2042                                            1,105,886
      3,884,204  Ser. 03-W3, Class 2IO1, IO, 0.675s, 2042                                            80,168
     11,849,297  Ser. 03-W6, Class 51, IO, 0.674s, 2042                                             219,766
     24,036,407  Ser. 01-T12, Class IO, 0.571s, 2041                                                364,550
     24,606,638  Ser. 03-W2, Class 1, IO, 0.47s, 2042                                               323,919
     41,943,629  Ser. 03-W3, Class 1, IO, 0.437s, 2042                                              509,625
     17,811,762  Ser. 02-T1, Class IO, IO, 0.422s, 2031                                             191,733
     16,889,434  Ser. 03-W6, Class 3, IO, 0.366s, 2042                                              174,904
     17,829,649  Ser. 03-W6, Class 23, IO, 0.352s, 2042                                             177,611
     17,697,211  Ser. 03-W4, Class 3A, IO, 0.273s, 2042                                             157,616
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
      1,087,655  Ser. T-58, Class 4A, 7 1/2s, 2043                                                1,175,554
        379,057  Ser. T-42, Class A5, 7 1/2s, 2042                                                  410,076
     11,953,262  Ser. T-56, Class A, IO, 1.511s, 2043                                               246,536
     12,843,875  Ser. T-56, Class 3, IO, 0.366s, 2043                                               144,494
     15,119,224  Ser. T-56, Class 1, IO, 0.267s, 2043                                               129,931
     14,920,120  Ser. T-56, Class 2, IO, 0.064s, 2043                                                53,619
      6,185,000  FFCA Secured Lending Corp. 144A Ser.
                 00-1, Class A2, 7.77s, 2027                                                      7,077,528
      2,160,000  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class D, 7.856s, 2039                                                   2,246,729
     15,311,540  First Union National Bank-Bank of
                 America Commercial Mortgage 144A Ser.
                 01-C1, Class 3, IO, 2.014s, 2033                                                 1,331,984
                 First Union-Lehman Brothers Commercial
                 Mortgage Trust II
      1,196,000  Ser. 97-C2, Class F, 7 1/2s, 2029                                                1,395,209
      2,822,719  Ser. 97-C1, Class A3, 7.38s, 2029                                                3,040,202
                 Freddie Mac
      2,629,889  Ser. 2763, Class SC, 21.56s, 2032                                                3,212,908
      2,842,076  Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                               92,367
      3,038,373  Ser. 2596, Class IL, IO, 5s, 2030                                                  467,401
        970,905  Ser. 2696, PO (Principal Only), zero %,
                 2033                                                                               646,132
        397,734  G-Force FRB Ser. 01-1A, Class A, 2.411s,
                 2033 (Cayman Islands)                                                              398,454
                 G-Force CDO, Ltd. 144A
        318,000  Ser. 02-1A, Class E, 8 1/4s, 2037                                                  330,273
        140,000  Ser. 02-1A, Class D, 7.61s, 2037                                                   153,344
      1,417,137  General Growth Properties-Mall
                 Properties Trust FRB Ser. 01-C1A, Class
                 D3, 4.01s, 2014                                                                  1,418,908
      1,120,862  GMAC Commercial Mortgage Securities,
                 Inc. Ser. 97-C2, Class A2, 6.55s, 2029                                           1,122,314
                 GMAC Commercial Mortgage Securities,
                 Inc. 144A
        706,723  Ser. 99-C3, Class G, 6.974s, 2036                                                  561,811
        166,123  FRN Ser. 02-FL1A, Class D, 4 1/2s, 2014                                            166,072
                 Government National Mortgage Association
      1,832,196  Ser. 03-114, Class SP, 14.614s, 2027                                             2,012,553
        679,720  Ser. 98-2, Class EA, PO, zero %, 2028                                              574,363
        272,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.01s, 2015                                                 272,340
     17,206,000  JP Morgan Chase Commercial Mortgage
                 Securities Corp. 144A Ser. 04-FL1A,
                 Class X1A, IO, 0.859s, 2019                                                        180,663
                 LB Commercial Conduit Mortgage Trust
                 144A
        314,997  Ser. 99-C1, Class F, 6.41s, 2031                                                   318,534
        337,198  Ser. 99-C1, Class G, 6.41s, 2031                                                   266,242
      7,317,335  LB-UBS Commercial Mortgage Trust 144A
                 Ser. 04-C2, Class XCL, IO, 0.147s, 2036                                            206,432
                 Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A
        377,000  FRB Ser. 04-LLFA, Class H, 2.71s, 2017                                             378,414
        582,805  FRB Ser. 03-C4, Class A, 2.35s, 2015                                               584,262
                 Merrill Lynch Mortgage Investors, Inc.
        283,000  Ser. 98-C3, Class E, 7.152s, 2030                                                  314,130
         89,145  Ser. 96-C2, Class A3, 6.96s, 2028                                                   94,159
     14,073,000  Merrill Lynch Mortgage Trust 144A Ser.
                 04-KEY2, Class X-C, IO, 0.052s, 2039                                               282,085
      1,431,510  Mezz Cap Commercial Mortgage Trust 144A
                 Ser. 04-C1, Class X, IO, 6.18s, 2037                                               660,060
                 Morgan Stanley Capital I 144A
        467,000  Ser. 96-C1, Class E, 7.48s, 2028                                                   490,054
        256,000  Ser. 98-HF1, Class F, 7.18s, 2030                                                  281,680
        790,000  Ser. 04-RR, Class F5, 6s, 2039                                                     685,570
        820,000  Ser. 04-RR, Class F6, 6s, 2039                                                     682,353
        589,216  Morgan Stanley Dean Witter Capital I
                 Ser. 00-LIF2, Class A1, 6.96s, 2033                                                634,575
                 Morgan Stanley Dean Witter Capital I
                 144A
        222,487  FRB Ser. 01-XLF, Class D, 3.206s, 2013                                             222,536
        280,842  FRB Ser. 01-XLF, Class E, 3.156s, 2013                                             280,861
        470,000  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.14s, 2030                                                       522,154
                 PNC Mortgage Acceptance Corp. 144A
      1,699,000  Ser. 99-CM1, Class B3, 7.1s, 2032                                                1,893,621
        439,000  Ser. 00-C2, Class J, 6.22s, 2033                                                   453,961
      1,230,000  Salomon Brothers Mortgage Securities VII
                 Ser. 96-C1, Class E, 8.402s, 2028                                                1,296,812
      5,786,581  Salomon Brothers Mortgage Securities VII
                 144A Ser. 03-CDCA, Class X3CD, IO,
                 0.89s, 2015                                                                         89,304
        692,000  Starwood Asset Receivables Trust FRN
                 Ser. 02-1A, Class F, 3.175s, 2020                                                  693,315
                 Starwood Asset Receivables Trust 144A
        299,448  FRB Ser. 03-1A, Class F, 2.94s, 2022                                               299,837
        376,579  FRB Ser. 03-1A, Class E, 2.89s, 2022                                               377,068
                 STRIPS 144A
        336,000  Ser. 03-1A, Class L, 5s, 2018 (Cayman
                 Islands)                                                                           296,654
        228,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           190,631
        150,000  Ser. 04-1A, Class L, 5s, 2018 (Cayman
                 Islands)                                                                           132,810
                 Structured Asset Securities Corp.
        304,157  TIAA Commercial Real Estate
                 Securitization Ser. 01-C1A, Class A1,
                 5.77s, 2016 (Cayman Islands)                                                       312,664
        306,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                               328,330
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $124,976,938)                $119,459,566

Municipal bonds and notes (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                               Rating (RAT)           Value
-----------------------------------------------------------------------------------------------------------
       $515,000  IL State G.O. Bonds, 5.1s, 6/1/33                                Aa3              $490,553
        555,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B,
                 AMBAC, 4.252s, 1/1/16                                            Aaa               533,916
        555,000  OR State G.O. Bonds (Taxable Pension),
                 5.892s, 6/1/27                                                   Aa3               588,511
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $1,625,000)                              $1,612,980

Common stocks (--%) (a) (cost $--)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
            273  Birch Telecom, Inc. (NON)                                                               $3
                                                                                              -------------
Short-term investments (23.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $157,808,632 Putnam Prime Money Market Fund (e)                                            $157,808,632
     20,000,000  Wells Fargo Bank for an effective yield
                 of 1.73%, October 14, 2004                                                      20,000,000
     20,000,000  Jupiter Securities Corp. for an
                 effective yield of 1.6%, October 12,
                 2004                                                                            19,989,672
     16,021,000  Park Granada, LLC for an effective yield
                 of 1.8%, October 7, 2004                                                        16,016,194
     13,356,000  Atlantic Asset Sec. Corp. for an
                 effective yield of 1.77%, October 19,
                 2004                                                                            13,344,180
     10,750,000  Abbey National for an effective yield of
                 1.71%, October 14, 2004                                                         10,743,362
     10,218,000  Ranger Funding Co. for an effective
                 yield of 1.72%, October 14, 2004                                                10,211,653
     10,000,000  Preferred Receivables Fund for an
                 effective yield of 1.7%, October 14,
                 2004                                                                             9,993,861
     10,000,000  CRC Funding, LLC for an effective yield
                 of 1.64%, October 14, 2004                                                       9,994,078
      6,750,000  Ciesco, LLC for an effective yield of
                 1.77%, November 15, 2004                                                         6,734,897
      6,000,000  Household Finance Corp. for an effective
                 yield of 1.66%, November 15, 2004                                                5,986,425
      4,700,000  CRC Funding, LLC for an effective yield
                 of 1.68%, October 13, 2004                                                       4,697,368
      3,650,000  U.S. Treasury Bills zero %, October 7,
                 2004 (SEG)                                                                       3,649,088
      1,746,105  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                         1,744,540
                                                                                              -------------
                 Total Short-term investments  (cost $290,913,950)                             $290,913,950
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,261,706,118) (b)                                 $1,259,196,219
-----------------------------------------------------------------------------------------------------------



Futures contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                      Aggregate  Expiration     appreciation/
                        Value        face value        date    (depreciation)
----------------------------------------------------------------------------
CBT Interest Rate
Swap 10 yr (Long) $22,925,250       $22,514,988      Dec-04         $410,262
Euro 90 day
(Long)              1,209,375         1,208,146      Dec-05            1,229
Euro 90 day
(Short)            23,202,563        23,220,215      Dec-04           17,652
Euro 90 day
(Short)             4,384,800         4,397,674      Mar-05           12,874
Euro 90 day
(Short)             4,374,900         4,380,011      Jun-05            5,111
Euro 90 day
(Short)             4,364,550         4,364,036      Sep-05             (514)
U.S. Treasury
Bond (Long)        72,605,531        71,477,805      Dec-04        1,127,726
U.S. Treasury
Note 10 yr (Long) 261,853,125       259,551,083      Dec-04        2,302,042
U.S. Treasury
Note 5 yr (Short) 187,056,750       186,472,415      Dec-04         (584,335)
----------------------------------------------------------------------------
                                                                  $3,292,047
----------------------------------------------------------------------------


TBA sale commitments outstanding at September 30, 2004 (Unaudited) (proceeds receivable $136,239,039)

                                    Principal  Settlement
Agency                                 amount        date              Value
----------------------------------------------------------------------------
FNMA, 6 1/2s, November 1, 2034    $19,600,000     9/15/04        $20,509,562
FNMA, 6 1/2s, October 1, 2034      35,400,000    10/14/04         37,125,750
FNMA, 6s, October 1, 2034          48,400,000    10/14/04         50,048,624
FNMA, 6s, September 1, 2034        16,400,000    11/15/04         16,983,609
FNMA, 5 1/2s, October 1, 2034      11,479,000    10/14/04         11,627,869
----------------------------------------------------------------------------
                                                                $136,295,414
----------------------------------------------------------------------------



Interest rate swap contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                         Notional Termination   appreciation/
                                           amount        date  (depreciation)
----------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                            $24,800,000     3/30/09       $622,446

Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the notional
amount multiplied by 5.2125% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                             23,974,000     1/28/24        380,018

Agreement with Credit Suisse First
Boston International dated May 13,
2004 to receive semi-annually the
notional amount multiptied by
4.505% and  pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                 28,000,000     5/17/09      1,361,800

Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiptied by
2.931% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                 11,098,100      7/9/06         52,459

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 1, 2003 to receive
semi-annually the notional amount
multiplied by 3.93% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                             57,390,000      8/5/08      1,011,308

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to pay
semi-annually the notional amount
multiplied by 4.64101% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                         33,131,000    12/11/13       (872,865)
----------------------------------------------------------------------------
                                                                  $2,555,166
----------------------------------------------------------------------------



Total return swap contracts outstanding at September 30, 2004 (Unaudited)

                                                                  Unrealized
                                         Notional Termination   appreciation/
                                           amount        date  (depreciation)
----------------------------------------------------------------------------
Agreement with Deutsche Bank AG
dated August 10, 2004 to receive at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and pay at
maturity the  notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index and an accrual of
25 basis points plus the beginning
of the period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index.      $1,688,500      3/1/05         $5,433

Agreement with Deutsche Bank AG
dated July 16, 2004 to receive
monthly the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and pay
monthly the notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index and an accrual of
40 basis points plus the beginning
of the period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index.       5,325,000     1/31/05        (16,717)

Agreement with Deutsche Bank AG
dated June 28, 2004 to pay at
maturity the notional amount
multiplied by the spread
appreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive at maturity the notional
amount multiplied by the
depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index plus 43 basis
points.                                 7,986,600      1/1/05         31,105

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
16, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor and
receive monthly the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
plus 43 basis points.                  10,508,610      6/1/05          6,698

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
25, 2004 to pay monthly the
notional amount multiplied by the
spread appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor and
receive monthly the notional amount
multiplied by the depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
plus 43 basis points.                  10,668,536     10/1/04          7,422

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 12, 2004 to receive/(pay)
monthly the notional amount
multiplied by the return of Lehman
Brothers CMBS ERISA-Eligible Index
and pay monthly the one month
USD-LIBOR-BBA less 25 basis points.    10,458,641      3/1/05         68,759

Agreement with Morgan Stanley & Co.
dated July 16, 2004 to pay monthly
the notional amount multiplied by
the nominal spread depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and receive monthly the
notional amount multiplied by the
nominal spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
and an accrual of 47 basis points
plus the beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index.                5,325,000     1/31/05         17,214

Agreement with Morgan Stanley & Co.
dated July 16, 2004 to pay monthly
the notional amount multiplied by
the nominal spread depreciation of
the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and receive monthly the
notional amount multiplied by the
nominal spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
and an accrual of 47 basis points
plus the beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index.               10,650,000     1/31/05         42,852
----------------------------------------------------------------------------
                                                                    $162,766
----------------------------------------------------------------------------


Credit default contracts outstanding at September 30, 2004 (Unaudited)

                                                     Notional     Unrealized
                                                       amount   appreciation
----------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.37273% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                      $1,535,111         $2,327

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.55625% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                       1,116,444          1,823

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.46% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         558,222            878

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.475% and the fund pays in the
event of a credit default in one of
the underlying securities in the
basket of BB CMBS securities.                         279,111            460

Agreement with Deutsche Bank AG
effective September 9, 2004,
maturing on September 20, 2014, to
receive a quarterly payment of
0.58% times the notional amount.
Upon a credit default event of  CVS
5.625% due 3/15/06 the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of CVS
5.625%, 3/15/06.                                      140,000            715

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.5% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                139,556            223

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the fund
receives a payment of the
outstanding notional amount times
2.6% and the fund pays in the event
of a credit default in one of the
underlying securities in the basket
of BB CMBS securities.                                139,556            232

Agreement with JPMorgan Chase Bank
effective September 8, 2004,
maturing on December 20, 2009, to
receive a premium equal to 10.09%
times the notional amount.  For
each credit default event related
to one of the issues within the CDX
HY 3.75%, 12/20/09 Bond Index, the
fund makes a payment of the
proportional notional amount times
the difference between the par
value and the then-market value of
the defaulted issue.                                  655,000            198

Agreement with Merrill Lynch
International effective September
7, 2004, maturing on December 20,
2009, to receive a premium equal to
10.22% times the notional amount.
Upon a credit default event of  CDX
HY BB Libor plus 225, December 20,
2009 the fund makes a payment of
the proportional notional amount
times the difference between the
par value and the then-market value
of  CDX HY BB Libor plus 225,
December 20, 2009.                                    655,000          2,333

Agreement with Bank of America,
N.A.  effective August 11, 2004,
maturing on April 15, 2010, to
receive a premium equal to 4.41%
times the notional amount.  Upon a
credit default event of  News Corp.
Libor plus 85, 2010 the fund makes
a payment of the proportional
notional amount times the
difference between the par value
and the then-market value of  News
Corp. Libor plus 85, 2010.                            650,000          5,899

Agreement with Merrill Lynch
International effective July 1,
2004, maturing on July 1, 2007, to
receive a premium equal to 1.44%
times the notional amount.  Upon a
credit default event of
Consolidated Natural Gas, 6.625%,
December 12, 2008, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of
Consolidated Natural Gas, 6.625%,
December 12, 2008.                                    275,000          1,032
----------------------------------------------------------------------------
                                                                     $16,120
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $937,404,416.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $3,976,976,313, resulting in gross unrealized appreciation and depreciation of $2,702,260,683 and $15,519,411, respectively, or net unrealized depreciation of $2,717,780,094.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $1,703,634. The fund received cash collateral of $1,744,540 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $181,314 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.
      If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT International Equity Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Australia (1.2%)
-----------------------------------------------------------------------------------------------------------
        780,704  Amcor, Ltd.                                                                     $4,058,910
         28,174  Australia & New Zealand Banking Group,
                 Ltd.                                                                               388,023
         54,641  News Corp., Ltd. (The) ADR (S)                                                   1,796,050
        411,546  Woolworths, Ltd.                                                                 4,058,766
                                                                                              -------------
                                                                                                 10,301,749

Belgium (0.6%)
-----------------------------------------------------------------------------------------------------------
        161,482  Interbrew (NON)                                                                  5,382,181

Bermuda (1.1%)
-----------------------------------------------------------------------------------------------------------
         60,200  ACE, Ltd.                                                                        2,411,612
        101,600  XL Capital, Ltd. Class A                                                         7,517,384
                                                                                              -------------
                                                                                                  9,928,996

Brazil (0.9%)
-----------------------------------------------------------------------------------------------------------
         36,500  Banco Itau SA ADR                                                                2,025,750
        163,100  Petroleo Brasileiro SA ADR (S)                                                   5,749,275
                                                                                              -------------
                                                                                                  7,775,025

Canada (1.4%)
-----------------------------------------------------------------------------------------------------------
        169,861  Canadian National Railway Co.                                                    8,299,065
         27,200  Canadian Natural Resources, Ltd.                                                 1,085,592
         41,500  Imperial Oil, Ltd. (Toronto Exchange)                                            2,147,649
         55,171  Telus Corp.                                                                      1,068,276
                                                                                              -------------
                                                                                                 12,600,582

Cayman Islands (0.3%)
-----------------------------------------------------------------------------------------------------------
         62,200  Noble Corp. (NON)                                                                2,795,890

China (0.6%)
-----------------------------------------------------------------------------------------------------------
     15,978,000  China Telecom Corp., Ltd.                                                        5,173,957

Denmark (0.9%)
-----------------------------------------------------------------------------------------------------------
        296,258  Danske Bank A/S                                                                  7,789,495

Finland (--%)
-----------------------------------------------------------------------------------------------------------
         30,190  Nokia OYJ                                                                          415,389

France (11.9%)
-----------------------------------------------------------------------------------------------------------
        126,775  Accor SA                                                                         4,940,128
          5,139  Air Liquide                                                                        805,997
        166,394  BNP Paribas SA                                                                  10,744,660
        188,612  Credit Agricole SA                                                               5,143,436
        190,100  France Telecom 144A                                                              4,735,488
        117,256  France Telecom SA (NON)                                                          2,920,907
          5,726  Groupe Danone                                                                      450,098
         48,133  LVMH Moet Hennessy Louis Vuitton SA                                              3,212,721
         43,109  Peugeot SA                                                                       2,655,225
         38,050  Pinault-Printemps-Redoute SA                                                     3,494,174
        103,616  Renault SA                                                                       8,472,942
          7,404  Schneider Electric SA                                                              478,563
        184,731  Societe Television Francaise I                                                   5,239,472
        189,609  Total SA Class B                                                                38,614,859
        232,539  Veolia Environnement                                                             6,690,730
        224,920  Vivendi Universal SA (NON)                                                       5,762,076
                                                                                              -------------
                                                                                                104,361,476

Germany (4.7%)
-----------------------------------------------------------------------------------------------------------
         57,015  Allianz AG                                                                       5,727,819
        199,344  BASF AG                                                                         11,708,896
         42,700  Deutsche Telekom AG (NON)                                                          790,070
         15,000  E.On AG                                                                          1,103,650
         40,100  Infineon Technologies AG                                                           409,325
         81,800  Linde AG                                                                         4,709,214
          3,740  Porsche AG (Preferred)                                                           2,421,090
        193,013  Siemens AG                                                                      14,141,329
                                                                                              -------------
                                                                                                 41,011,393

Hong Kong (--%)
-----------------------------------------------------------------------------------------------------------
         58,500  Swire Pacific, Ltd.                                                                407,000

India (1.0%)
-----------------------------------------------------------------------------------------------------------
        148,603  Housing Development Finance Corp., Ltd.                                          1,972,102
        607,139  Reliance Industries, Ltd.                                                        6,846,995
                                                                                              -------------
                                                                                                  8,819,097

Ireland (2.0%)
-----------------------------------------------------------------------------------------------------------
        236,926  Allied Irish Banks PLC                                                           3,971,899
        367,715  Bank of Ireland                                                                  4,954,419
        358,455  CRH PLC                                                                          8,568,741
                                                                                              -------------
                                                                                                 17,495,059

Italy (3.3%)
-----------------------------------------------------------------------------------------------------------
        439,041  ENI SpA                                                                          9,835,428
        774,625  Mediaset SpA                                                                     8,792,034
         64,400  Sanpaolo IMI SpA                                                                   726,945
      1,540,390  Telecom Italia SpA                                                               4,753,448
        971,950  UniCredito Italiano SpA                                                          4,900,288
                                                                                              -------------
                                                                                                 29,008,143

Japan (19.9%)
-----------------------------------------------------------------------------------------------------------
        104,870  Acom Co., Ltd.                                                                   6,490,140
        187,200  Aeon Co., Ltd.                                                                   3,013,546
         16,600  Aeon Co., Ltd. 144A                                                                267,227
        413,400  Canon, Inc.                                                                     19,432,051
        192,100  Credit Saison Co., Ltd.                                                          5,909,428
        322,000  Dai Nippon Printing Co., Ltd.                                                    4,306,969
          1,617  East Japan Railway Co.                                                           8,363,793
         17,000  Electric Power Developement Co., Ltd.
                 144A                                                                               416,515
        252,700  Honda Motor Co., Ltd.                                                           12,245,172
            831  Japan Tobacco, Inc.                                                              6,952,650
         29,900  Kansai Electric Power, Inc.                                                        527,184
        171,000  KAO Corp.                                                                        3,778,448
          6,700  Keyence Corp.                                                                    1,409,310
        124,300  Lawson, Inc.                                                                     4,308,766
          1,122  Mitsubishi Tokyo Finance Group, Inc.                                             9,356,788
        364,000  Mitsui & Co., Ltd.                                                               3,048,748
            450  Mizuho Financial Group, Inc.                                                     1,690,563
        887,000  Nomura Securities Co., Ltd.                                                     11,389,338
          5,726  NTT DoCoMo, Inc.                                                                 9,716,534
         30,600  Orix Corp.                                                                       3,137,750
        132,000  Ricoh Co., Ltd.                                                                  2,485,481
         20,800  Rohm Co., Ltd.                                                                   2,091,325
            200  Sankyo Co., Ltd.                                                                     4,229
         72,400  Shin-Etsu Chemical Co.                                                           2,601,670
         25,098  SMC Corp.                                                                        2,402,758
         42,430  Takefuji Corp.                                                                   2,714,442
         21,859  Tokyo Electric Power Co.                                                           470,107
      2,094,000  Tokyo Gas Co., Ltd.                                                              7,429,710
        708,300  Toyota Motor Corp.                                                              27,123,648
         51,600  Uni-Charm Corp.                                                                  2,556,588
        295,500  Yamanouchi Pharmaceutical Co., Ltd.                                              9,546,098
                                                                                              -------------
                                                                                                175,186,976

Mexico (0.6%)
-----------------------------------------------------------------------------------------------------------
        153,714  Telefonos de Mexico SA de CV (Telmex)
                 ADR Class L                                                                      4,960,351

Netherlands (2.1%)
-----------------------------------------------------------------------------------------------------------
        162,984  ASML Holding NV (NON)                                                            2,096,797
         84,112  Koninklijke (Royal) Philips Electronics
                 NV                                                                               1,926,063
         20,937  Royal Dutch Petroleum Co.                                                        1,078,202
        334,613  TPG NV                                                                           8,173,326
        192,716  VNU NV                                                                           4,953,815
                                                                                              -------------
                                                                                                 18,228,203

Singapore (2.8%)
-----------------------------------------------------------------------------------------------------------
        936,366  DBS Group Holdings, Ltd.                                                         8,900,289
        723,000  Overseas-Chinese Banking Corp.                                                   6,013,188
        902,000  Singapore Airlines, Ltd.                                                         5,840,789
      1,229,000  Singapore Press Holdings, Ltd.                                                   3,460,738
                                                                                              -------------
                                                                                                 24,215,004

South Korea (4.7%)
-----------------------------------------------------------------------------------------------------------
        232,600  Hyundai Motor, Co.  GDR 144A                                                     5,331,192
         85,950  Kookmin Bank                                                                     2,721,874
        141,910  Korea Electric Power Corp.                                                       2,681,618
         17,585  POSCO ADR                                                                          665,592
         63,057  Samsung Electronics Co., Ltd.                                                   25,091,317
        262,648  SK Telecom Co., Ltd. ADR (S)                                                     5,108,504
                                                                                              -------------
                                                                                                 41,600,097

Spain (2.3%)
-----------------------------------------------------------------------------------------------------------
        228,166  Altadis SA                                                                       7,763,421
         68,549  Banco Bilbao Vizcaya Argentaria SA                                                 943,176
        513,594  Iberdrola SA                                                                    10,650,943
         30,961  Telefonica SA                                                                      463,291
                                                                                              -------------
                                                                                                 19,820,831

Sweden (3.4%)
-----------------------------------------------------------------------------------------------------------
        249,960  Hennes & Mauritz AB Class B                                                      6,886,282
        420,227  Securitas AB Class B                                                             5,600,871
        229,367  SKF AB Class B                                                                   8,714,169
      2,894,314  Telefonaktiebolaget LM Ericsson AB Class
                 B (NON)                                                                          8,987,812
                                                                                              -------------
                                                                                                 30,189,134

Switzerland (14.4%)
-----------------------------------------------------------------------------------------------------------
         96,529  Ciba Specialty Chemicals AG                                                      6,008,414
        389,418  Credit Suisse Group                                                             12,431,553
         92,162  Nestle SA                                                                       21,115,383
        419,260  Novartis AG                                                                     19,547,330
        188,780  Roche Holding AG                                                                19,508,628
         97,529  Swatch Group AG (The)                                                            2,683,747
         33,128  Swatch Group AG (The) Class B                                                    4,471,736
        170,787  Swiss Re                                                                         9,830,206
         29,680  Synthes-Stratec, Inc. (NON)                                                      3,233,582
        346,142  UBS AG                                                                          24,373,854
         26,284  Zurich Financial Services AG (NON)                                               3,747,939
                                                                                              -------------
                                                                                                126,952,372

Taiwan (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,804,900  Acer, Inc.                                                                       2,444,800
         16,970  Compal Electronics, Inc.                                                            16,840
      2,635,679  Taiwan Semiconductor Manufacturing Co.,
                 Ltd.                                                                             3,360,568
                                                                                              -------------
                                                                                                  5,822,208

United Kingdom (18.4%)
-----------------------------------------------------------------------------------------------------------
      1,696,883  Aggregate Industries PLC                                                         2,932,013
        428,317  AstraZeneca PLC                                                                 17,552,707
      1,344,602  Barclays PLC                                                                    12,893,779
        868,026  BHP Billiton PLC                                                                 9,132,571
        216,869  BP PLC                                                                           2,069,810
         55,463  Carnival PLC                                                                     2,726,488
      1,232,813  Diageo PLC                                                                      15,390,647
        307,654  GlaxoSmithKline PLC                                                              6,629,563
      2,077,107  ITV PLC                                                                          4,049,363
        199,228  Reckitt Benckiser PLC                                                            4,880,672
        254,940  Rio Tinto PLC                                                                    6,854,367
        544,289  Royal Bank of Scotland Group PLC                                                15,717,122
        226,140  Royal Bank of Scotland Group PLC 144A                                            6,530,115
         59,575  Scottish and Southern Energy PLC                                                   839,677
         69,924  Scottish Power PLC                                                                 534,520
         71,932  Shell Transport & Trading Co. PLC                                                  527,744
        738,542  Tesco PLC                                                                        3,811,636
     16,205,385  Vodafone Group PLC                                                              38,776,227
      1,055,175  WPP Group PLC                                                                    9,822,464
                                                                                              -------------
                                                                                                161,671,485
                                                                                              -------------
                 Total Common stocks  (cost $775,156,047)                                      $871,912,093

Short-term investments (0.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $8,216,246  Putnam Prime Money Market Fund (e)                                              $8,216,246
     10,071,379  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        10,062,350
                                                                                              -------------
                 Total Short-term investments  (cost $18,278,596)                               $18,278,596
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $793,434,643) (b)                                     $890,190,689
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $879,819,663.

  (b) The aggregate identified cost on a tax basis is $809,447,366, resulting in gross unrealized appreciation and depreciation of $106,997,530 and $26,254,207, respectively, or net unrealized appreciation of $80,743,323.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $9,733,125. The fund received cash collateral of $10,062,350 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $40,786 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentration greater than 10% at September 30, 2004 (as a percentage of net assets):

            Banking          11.1%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Putnam VT International Growth and Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (unaudited)

Common stocks (99.3%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.8%)
-----------------------------------------------------------------------------------------------------------
         86,871  European Aeronautic Defense and Space
                 Co. (Netherlands)                                                               $2,301,004

Airlines (0.7%)
-----------------------------------------------------------------------------------------------------------
        189,600  Deutsche Lufthansa AG (Germany) (NON)                                            2,217,895

Automotive (6.6%)
-----------------------------------------------------------------------------------------------------------
         27,600  Bayerische Motoren Werke (BMW) AG
                 (Germany)                                                                        1,136,172
         24,300  Honda Motor Co., Ltd. (Japan)                                                    1,177,514
         33,660  Hyundai Motor Co., Ltd. (South Korea)                                            1,552,864
         21,500  Hyundai Motor, Co.  GDR 144A (South
                 Korea)                                                                             492,780
        328,000  Nissan Motor Co., Ltd. (Japan)                                                   3,571,688
         60,200  Peugeot SA (France)                                                              3,707,915
         39,528  Renault SA (France)                                                              3,232,305
        121,600  Toyota Motor Corp. (Japan)                                                       4,656,552
                                                                                              -------------
                                                                                                 19,527,790

Banking (18.7%)
-----------------------------------------------------------------------------------------------------------
        175,569  ABN AMRO Holdings NV (Netherlands)                                               3,987,615
        297,344  Allied Irish Banks PLC (Ireland)                                                 4,984,764
         47,500  Banco Itau SA ADR (Brazil)                                                       2,636,250
        886,186  Barclays PLC (United Kingdom)                                                    8,497,895
        125,631  BNP Paribas SA (France)                                                          8,112,446
         60,086  Canadian Imperial Bank of Commerce
                 (Canada)                                                                         3,213,483
         51,400  Danske Bank A/S (Denmark)                                                        1,351,457
        187,000  DBS Group Holdings, Ltd. (Singapore)                                             1,777,461
        644,510  HSBC Holdings PLC (United Kingdom)                                              10,226,802
        150,000  Nordea AB (Sweden)                                                               1,226,332
        318,536  Royal Bank of Scotland Group PLC (United
                 Kingdom)                                                                         9,198,182
                                                                                              -------------
                                                                                                 55,212,687

Basic Materials (0.7%)
-----------------------------------------------------------------------------------------------------------
         37,870  Compagnie de Saint Gobain (France)                                               1,943,625

Beverage (1.6%)
-----------------------------------------------------------------------------------------------------------
        374,509  Diageo PLC (United Kingdom)                                                      4,675,434

Chemicals (1.8%)
-----------------------------------------------------------------------------------------------------------
         58,700  BASF AG (Germany)                                                                3,447,870
         32,492  Ciba Specialty Chemicals AG
                 (Switzerland)                                                                    2,022,453
                                                                                              -------------
                                                                                                  5,470,323

Communications Equipment (2.1%)
-----------------------------------------------------------------------------------------------------------
        168,800  Nortel Networks Corp. (Canada) (NON)                                               570,982
      1,798,333  Telefonaktiebolaget LM Ericsson AB Class
                 B (Sweden) (NON)                                                                 5,584,425
                                                                                              -------------
                                                                                                  6,155,407

Computers (0.7%)
-----------------------------------------------------------------------------------------------------------
        362,000  Hitachi, Ltd. (Japan)                                                            2,187,768

Conglomerates (1.2%)
-----------------------------------------------------------------------------------------------------------
         91,000  Mitsubishi Corp. (Japan)                                                           983,494
        150,500  Swire Pacific, Ltd. (Hong Kong)                                                  1,047,069
         64,964  Vivendi Universal SA (France) (NON)                                              1,664,269
                                                                                              -------------
                                                                                                  3,694,832

Construction (2.1%)
-----------------------------------------------------------------------------------------------------------
      1,379,449  Aggregate Industries PLC (United
                 Kingdom) (NON)                                                                   2,383,524
        101,548  CRH PLC (Ireland)                                                                2,427,469
         16,609  Lafarge SA (France)                                                              1,453,035
                                                                                              -------------
                                                                                                  6,264,028

Consumer Cyclicals (0.5%)
-----------------------------------------------------------------------------------------------------------
         42,900  Sony Corp. (Japan)                                                               1,463,739

Consumer Finance (0.8%)
-----------------------------------------------------------------------------------------------------------
         20,920  Acom Co., Ltd. (Japan)                                                           1,294,686
         34,100  Credit Saison Co., Ltd. (Japan)                                                  1,048,993
                                                                                              -------------
                                                                                                  2,343,679

Consumer Goods (0.5%)
-----------------------------------------------------------------------------------------------------------
         63,411  Reckitt Benckiser PLC (United Kingdom)                                           1,553,438

Consumer Services (0.4%)
-----------------------------------------------------------------------------------------------------------
         22,213  Adecco SA (Switzerland)                                                          1,103,265

Electric Utilities (3.2%)
-----------------------------------------------------------------------------------------------------------
         81,002  E.On AG (Germany)                                                                5,959,856
        109,387  Iberdrola SA (Spain)                                                             2,268,474
        143,435  Scottish Power PLC (United Kingdom)                                              1,096,459
                                                                                              -------------
                                                                                                  9,324,789

Electrical Equipment (1.3%)
-----------------------------------------------------------------------------------------------------------
         50,700  Siemens AG (Germany)                                                             3,714,596

Electronics (4.7%)
-----------------------------------------------------------------------------------------------------------
         85,284  Compal Electronics, Inc. (Taiwan)                                                   84,631
         15,300  FUNAI Electric Co., Ltd. (Japan)                                                 2,063,140
        190,379  Koninklijke (Royal) Philips Electronics
                 NV (Netherlands)                                                                 4,359,449
         15,793  Micronas Semiconductor Holding AG
                 (Switzerland) (NON)                                                                670,535
        101,300  Omron Corp. (Japan)                                                              2,238,344
          5,850  Samsung Electronics Co., Ltd. (South
                 Korea)                                                                           2,327,802
      1,776,670  Taiwan Semiconductor Manufacturing Co.,
                 Ltd. (Taiwan)                                                                    2,265,307
                                                                                              -------------
                                                                                                 14,009,208

Energy (0.3%)
-----------------------------------------------------------------------------------------------------------
        307,069  John Wood Group PLC (United Kingdom)                                               768,089

Food (2.4%)
-----------------------------------------------------------------------------------------------------------
         30,550  Nestle SA (Switzerland)                                                          6,999,359

Forest Products and Packaging (0.7%)
-----------------------------------------------------------------------------------------------------------
         56,400  Svenska Cellulosa AB (SCA) Class B
                 (Sweden)                                                                         2,193,135

Insurance (7.4%)
-----------------------------------------------------------------------------------------------------------
         52,400  ACE, Ltd. (Bermuda)                                                              2,099,144
        189,573  Aegon NV (Netherlands)                                                           2,043,374
         28,000  Allianz AG (Germany)                                                             2,812,925
        151,338  ING Groep NV (Netherlands)                                                       3,818,769
         65,035  Swiss Re (Switzerland)                                                           3,743,303
         19,000  XL Capital, Ltd. Class A (Bermuda)                                               1,405,810
         41,084  Zurich Financial Services AG
                 (Switzerland)                                                                    5,858,329
                                                                                              -------------
                                                                                                 21,781,654

Investment Banking/Brokerage (2.5%)
-----------------------------------------------------------------------------------------------------------
        120,068  Credit Suisse Group (Switzerland)                                                3,832,981
        148,000  Nomura Securities Co., Ltd. (Japan)                                              1,900,363
         24,315  UBS AG (Switzerland)                                                             1,712,159
                                                                                              -------------
                                                                                                  7,445,503

Lodging/Tourism (1.4%)
-----------------------------------------------------------------------------------------------------------
         51,369  Accor SA (France)                                                                2,001,731
        429,089  Hilton Group PLC (United Kingdom)                                                2,148,551
                                                                                              -------------
                                                                                                  4,150,282

Machinery (0.3%)
-----------------------------------------------------------------------------------------------------------
        201,000  Kubota Corp. (Japan)                                                               948,457

Manufacturing (0.9%)
-----------------------------------------------------------------------------------------------------------
         72,900  SKF AB Class B (Sweden)                                                          2,769,635

Metals (4.3%)
-----------------------------------------------------------------------------------------------------------
        383,489  BHP Billiton PLC (United Kingdom)                                                4,034,718
        101,000  Companhia Vale do Rio Doce (CVRD) ADR
                 (Brazil) (NON)                                                                   2,269,470
         52,500  JFE Holdings, Inc. (Japan)                                                       1,495,917
          6,540  Pohang Iron & Steel Co., Ltd. (South
                 Korea)                                                                             974,466
        151,512  Rio Tinto PLC (United Kingdom)                                                   4,073,582
                                                                                              -------------
                                                                                                 12,848,153

Natural Gas Utilities (0.8%)
-----------------------------------------------------------------------------------------------------------
        677,000  Tokyo Gas Co., Ltd. (Japan)                                                      2,402,060

Office Equipment & Supplies (1.4%)
-----------------------------------------------------------------------------------------------------------
         90,000  Brother Industries, Ltd. (Japan)                                                   747,278
         73,800  Canon, Inc. (Japan)                                                              3,469,002
                                                                                              -------------
                                                                                                  4,216,280

Oil & Gas (6.3%)
-----------------------------------------------------------------------------------------------------------
        473,628  BP PLC (United Kingdom)                                                          4,520,333
         44,100  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         1,760,096
        113,500  ENI SpA (Italy)                                                                  2,542,635
         64,600  Petroleo Brasileiro SA ADR (Brazil)                                              2,277,150
        749,788  Shell Transport & Trading Co. PLC
                 (United Kingdom)                                                                 5,500,978
         10,483  Total SA (France)                                                                2,134,917
                                                                                              -------------
                                                                                                 18,736,109

Pharmaceuticals (7.0%)
-----------------------------------------------------------------------------------------------------------
         49,104  AstraZeneca PLC (United Kingdom)                                                 2,012,314
        213,041  Novartis AG (Switzerland)                                                        9,932,697
         41,663  Roche Holding AG (Switzerland)                                                   4,305,477
        121,500  Sankyo Co., Ltd. (Japan)                                                         2,568,920
         57,700  Yamanouchi Pharmaceutical Co., Ltd.
                 (Japan)                                                                          1,863,993
                                                                                              -------------
                                                                                                 20,683,401

Publishing (0.6%)
-----------------------------------------------------------------------------------------------------------
        127,000  Dai Nippon Printing Co., Ltd. (Japan)                                            1,698,711
            400  Toppan Printing Co., Ltd. (Japan)                                                    3,924
                                                                                              -------------
                                                                                                  1,702,635

Railroads (1.2%)
-----------------------------------------------------------------------------------------------------------
         20,600  Canadian National Railway Co. (Canada)                                           1,006,474
            479  East Japan Railway Co. (Japan)                                                   2,477,586
                                                                                              -------------
                                                                                                  3,484,060

Retail (4.1%)
-----------------------------------------------------------------------------------------------------------
         61,400  Aeon Co., Ltd. (Japan)                                                             988,417
          5,400  Aeon Co., Ltd. 144A (Japan)                                                         86,929
        511,256  Dixons Group PLC (United Kingdom)                                                1,579,464
        189,142  GUS PLC (United Kingdom)                                                         3,079,932
        291,154  Kingfisher Leisure PLC (United Kingdom)                                          1,623,815
        191,000  Onward Kashiyama Co., Ltd. (Japan)                                               2,651,815
        389,628  Tesco PLC (United Kingdom)                                                       2,010,881
                                                                                              -------------
                                                                                                 12,021,253

Telecommunications (7.1%)
-----------------------------------------------------------------------------------------------------------
      4,992,000  China Telecom Corp., Ltd. (China)                                                1,616,497
        140,700  Deutsche Telekom AG (Germany) (NON)                                              2,603,347
         36,602  France Telecom SA (France)                                                         911,774
        108,000  France Telecom 144A (France)                                                     2,690,335
        152,203  Koninklijke (Royal) KPN NV (Netherlands)                                         1,139,704
            419  Nippon Telegraph & Telephone Corp.
                 (Japan)                                                                          1,669,156
          1,035  NTT DoCoMo, Inc. (Japan)                                                         1,756,307
        141,900  Portugal Telecom SGPS SA (Portugal)                                              1,562,995
        119,216  SK Telecom Co., Ltd. ADR (South Korea)                                           2,318,751
         14,450  TDC A/S 144A (Denmark)                                                             511,402
         75,139  Telefonica SA (Spain)                                                            1,124,357
         50,100  Telus Corp. (Canada)                                                             1,037,398
        904,084  Vodafone Group PLC (United Kingdom)                                              2,163,292
                                                                                              -------------
                                                                                                 21,105,315

Tobacco (0.8%)
-----------------------------------------------------------------------------------------------------------
            283  Japan Tobacco, Inc. (Japan)                                                      2,367,750

Transportation Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        104,149  TPG NV (Netherlands)                                                             2,543,965

Water Utilities (0.5%)
-----------------------------------------------------------------------------------------------------------
         52,095  Veolia Environnement (France)                                                    1,498,901
                                                                                              -------------
                 Total Common stocks  (cost $259,388,598)                                      $293,829,503

Short-term investments (0.1%) (a) (cost $439,762)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $439,762  Putnam Prime Money Market Fund (e)                                                $439,762
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $259,828,360)(b)                                      $294,269,265
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $295,886,536.

  (b) The aggregate identified cost on a tax basis is $262,364,042, resulting in gross unrealized appreciation and depreciation of $39,419,599 and $7,514,376, respectively, or net unrealized appreciation of $31,905,223.

(NON) Non-income-producing security.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $6,981 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2004:
      (as a percentage of Market Value)

        Bermuda          1.2%
        Brazil           2.4
        Canada           2.6
        France          10.0
        Germany          7.4
        Ireland          2.5
        Japan           16.9
        Netherlands      6.9
        South Korea      2.6
        Spain            1.2
        Sweden           4.0
        Switzerland     13.7
        United Kingdom  24.2
        Other            4.4
                     -------
        Total          100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Putnam VT International New Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (97.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.1%)
-----------------------------------------------------------------------------------------------------------
         86,920  European Aeronautic Defense and Space
                 Co. (Netherlands)                                                               $2,302,302

Automotive (2.9%)
-----------------------------------------------------------------------------------------------------------
         19,889  Renault SA (France)                                                              1,626,374
        116,300  Toyota Motor Corp. (Japan)                                                       4,453,593
                                                                                              -------------
                                                                                                  6,079,967

Banking (6.5%)
-----------------------------------------------------------------------------------------------------------
        127,519  Bank of Ireland (Ireland)                                                        1,718,131
         55,001  BNP Paribas SA (France)                                                          3,551,613
        112,850  Depfa Bank PLC (Ireland)                                                         1,534,502
         30,104  KBC Bancassurance Holdings (Belgium)                                             1,958,877
        235,249  Northern Rock PLC (United Kingdom)                                               3,022,016
         65,240  Royal Bank of Scotland Group PLC 144A
                 (United Kingdom)                                                                 1,883,898
                                                                                              -------------
                                                                                                 13,669,037

Beverage (1.4%)
-----------------------------------------------------------------------------------------------------------
         23,850  Carlsberg A/S Class B (Denmark)                                                  1,114,821
         14,199  Pernod-Ricard SA (France)                                                        1,884,895
                                                                                              -------------
                                                                                                  2,999,716

Broadcasting (2.7%)
-----------------------------------------------------------------------------------------------------------
        159,639  Gestevision Telecinco SA (Spain) (NON)                                           2,886,370
          4,950  Gestevision Telecinco SA 144A (Spain)
                 (NON)                                                                               89,499
        239,423  Mediaset SpA (Italy)                                                             2,717,464
                                                                                              -------------
                                                                                                  5,693,333

Building Materials (1.7%)
-----------------------------------------------------------------------------------------------------------
        271,883  BPB PLC (United Kingdom)                                                         2,105,409
        162,000  Toto, Ltd. (Japan)                                                               1,406,842
                                                                                              -------------
                                                                                                  3,512,251

Commercial and Consumer Services (0.8%)
-----------------------------------------------------------------------------------------------------------
          3,201  SGS Societe Generale Surveillance
                 Holding SA (Switzerland)                                                         1,756,537

Communications Equipment (1.3%)
-----------------------------------------------------------------------------------------------------------
        202,083  Nokia OYJ (Finland)                                                              2,780,489

Construction (2.7%)
-----------------------------------------------------------------------------------------------------------
        141,543  CRH PLC (Ireland)                                                                3,383,536
        381,153  Rinker Group, Ltd. (Australia)                                                   2,381,819
                                                                                              -------------
                                                                                                  5,765,355

Consumer Cyclicals (0.9%)
-----------------------------------------------------------------------------------------------------------
         71,956  Swatch Group AG (The) (Switzerland)                                              1,980,044

Consumer Goods (2.8%)
-----------------------------------------------------------------------------------------------------------
         95,000  KAO Corp. (Japan)                                                                2,099,138
        157,273  Reckitt Benckiser PLC (United Kingdom)                                           3,852,862
                                                                                              -------------
                                                                                                  5,952,000

Electrical Equipment (0.4%)
-----------------------------------------------------------------------------------------------------------
         11,834  Siemens AG (Germany)                                                               867,032

Electronics (3.4%)
-----------------------------------------------------------------------------------------------------------
         37,304  Micronas Semiconductor Holding AG
                 (Switzerland) (NON)                                                              1,583,844
         14,000  Nidec Corp. (Japan)                                                              1,415,245
        137,800  Omron Corp. (Japan)                                                              3,044,855
        892,157  Taiwan Semiconductor Manufacturing Co.,
                 Ltd. (Taiwan)                                                                    1,137,526
                                                                                              -------------
                                                                                                  7,181,470

Engineering & Construction (2.4%)
-----------------------------------------------------------------------------------------------------------
        175,500  Saipem SpA (Italy)                                                               1,972,320
        174,687  Taylor Woodrow PLC (United Kingdom)                                                832,031
         19,726  Vinci SA (France)                                                                2,269,531
                                                                                              -------------
                                                                                                  5,073,882

Financial (1.6%)
-----------------------------------------------------------------------------------------------------------
            242  Mitsubishi Tokyo Finance Group, Inc.
                 (Japan)                                                                          2,018,131
         34,971  Perpetual Trustees Australia, Ltd.
                 (Australia)                                                                      1,268,911
                                                                                              -------------
                                                                                                  3,287,042

Food (4.8%)
-----------------------------------------------------------------------------------------------------------
         37,400  Bunge, Ltd.                                                                      1,495,252
         16,547  Nestle SA (Switzerland)                                                          3,791,110
      1,152,616  Northern Foods PLC (United Kingdom)                                              3,169,851
        430,400  Premier Foods PLC 144A (United Kingdom)
                 (NON)                                                                            1,794,956
                                                                                              -------------
                                                                                                 10,251,169

Gaming & Lottery (1.6%)
-----------------------------------------------------------------------------------------------------------
         60,369  Lottomatica SpA (Italy)                                                          1,669,498
        185,735  William Hill PLC (United Kingdom)                                                1,792,829
                                                                                              -------------
                                                                                                  3,462,327

Health Care Services (0.6%)
-----------------------------------------------------------------------------------------------------------
         52,200  Suzuken Co., Ltd. (Japan)                                                        1,354,737

Homebuilding (0.4%)
-----------------------------------------------------------------------------------------------------------
         71,973  Persimmon PLC (United Kingdom)                                                     861,410

Insurance (1.1%)
-----------------------------------------------------------------------------------------------------------
         96,454  QBE Insurance Group, Ltd. (Australia)                                              914,935
         45,150  Riunione Adriatica di Sicurta SpA (RAS)
                 (Italy)                                                                            867,361
          4,502  Zurich Financial Services AG
                 (Switzerland)                                                                      641,958
                                                                                              -------------
                                                                                                  2,424,254

Investment Banking/Brokerage (3.7%)
-----------------------------------------------------------------------------------------------------------
        517,000  Nomura Securities Co., Ltd. (Japan)                                              6,638,430
         18,285  UBS AG (Switzerland)                                                             1,287,552
                                                                                              -------------
                                                                                                  7,925,982

Manufacturing (1.3%)
-----------------------------------------------------------------------------------------------------------
         33,200  SKF AB Class B (Sweden)                                                          1,261,343
         89,861  Wolseley PLC (United Kingdom)                                                    1,533,994
                                                                                              -------------
                                                                                                  2,795,337

Medical Technology (0.9%)
-----------------------------------------------------------------------------------------------------------
         90,847  CSL, Ltd. (Australia)                                                            1,868,218

Metals (1.9%)
-----------------------------------------------------------------------------------------------------------
        310,179  BHP Billiton, Ltd. (Australia)                                                   3,225,265
        123,790  BlueScope Steel, Ltd. (Australia)                                                  779,836
                                                                                              -------------
                                                                                                  4,005,101

Office Equipment & Supplies (3.0%)
-----------------------------------------------------------------------------------------------------------
        137,400  Canon, Inc. (Japan)                                                              6,458,548

Oil & Gas (14.8%)
-----------------------------------------------------------------------------------------------------------
        503,574  BG Group PLC (United Kingdom)                                                    3,380,242
        408,087  BP PLC (United Kingdom)                                                          3,894,806
         55,600  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         2,219,078
         54,985  EnCana Corp. (Canada)                                                            2,535,663
        209,395  ENI SpA (Italy)                                                                  4,690,882
         55,710  Imperial Oil, Ltd. (Toronto Exchange)
                 (Canada)                                                                         2,883,024
         99,800  PetroKazahstan Inc. Class A
                 (Canada)                                                                         3,384,508
         37,000  Royal Dutch Petroleum Co. (Netherlands)                                          1,905,406
         25,920  Total SA (France)                                                                5,278,743
          4,583  Total SA 144A (France)                                                             933,352
                                                                                              -------------
                                                                                                 31,105,704

Pharmaceuticals (12.9%)
-----------------------------------------------------------------------------------------------------------
        306,367  GlaxoSmithKline PLC (United Kingdom)                                             6,601,830
        136,704  Novartis AG (Switzerland)                                                        6,373,606
         29,564  Roche Holding AG (Switzerland)                                                   3,055,160
        126,900  Sankyo Co., Ltd. (Japan)                                                         2,683,094
         27,009  Sanofi-Synthelabo SA (France)                                                    1,958,723
        120,600  Takeda Chemical Industries, Ltd. (Japan)                                         5,471,869
         57,100  Terumo Corp. (Japan)                                                             1,300,554
                                                                                              -------------
                                                                                                 27,444,836

Railroads (1.3%)
-----------------------------------------------------------------------------------------------------------
         28,100  Canadian National Railway Co. (Canada)                                           1,372,909
            284  East Japan Railway Co. (Japan)                                                   1,468,966
                                                                                              -------------
                                                                                                  2,841,875

Retail (9.3%)
-----------------------------------------------------------------------------------------------------------
        189,387  Boots Group PLC (United Kingdom)                                                 2,199,864
         21,528  Carrefour Supermarche SA (France)                                                1,012,397
         35,600  Colruyt SA (Belgium)                                                             4,995,513
         35,600  Colruyt SA (Belgium) (NON)                                                          47,303
         32,200  Hennes & Mauritz AB Class B (Sweden)                                               887,095
         37,600  Lawson, Inc. (Japan)                                                             1,303,376
         27,604  Metro AG (Germany)                                                               1,227,176
         30,972  Next PLC (United Kingdom)                                                          915,095
        222,000  Onward Kashiyama Co., Ltd. (Japan)                                               3,082,214
         45,000  RONA, Inc. (Canada) (NON)                                                        1,199,953
        256,357  Woolworths, Ltd. (Australia)                                                     2,528,255
                                                                                              -------------
                                                                                                 19,398,241

Semiconductor (0.2%)
-----------------------------------------------------------------------------------------------------------
         39,734  ASML Holding NV (Netherlands) (NON)                                                511,180

Shipping (3.7%)
-----------------------------------------------------------------------------------------------------------
            149  AP Moller - Maersk A/S (Denmark)                                                 1,121,816
         49,600  Dampskibsselskabet Torm A/S (Denmark)                                            1,403,492
         68,522  Frontline, Ltd. (Norway)                                                         3,212,860
        416,000  Nippon Yusen Kabushiki Kaisha (Japan)                                            2,151,724
                                                                                              -------------
                                                                                                  7,889,892

Technology Services (1.3%)
-----------------------------------------------------------------------------------------------------------
        133,969  Indra Sistemas SA Class A (Spain)                                                1,783,408
         11,600  Nomura Research Institute, Ltd. (Japan)                                            933,684
                                                                                              -------------
                                                                                                  2,717,092

Telecommunications (2.5%)
-----------------------------------------------------------------------------------------------------------
      3,822,000  China Telecom Corp., Ltd. (China)                                                1,237,631
        318,144  Koninklijke (Royal) KPN NV (Netherlands)                                         2,382,279
          1,030  NTT DoCoMo, Inc. (Japan)                                                         1,747,814
                                                                                              -------------
                                                                                                  5,367,724
                                                                                              -------------
                 Total Common stocks  (cost $188,727,538)                                      $207,584,084

Corporate bonds and notes (-%) (a) (cost $2,097)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
           $960  Hindustan Lever debs. 9s, 2005                                                        $125
                                                                                              -------------

Short-term investments (1.0%) (a) (cost 2,130,321)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,130,321  Putnam Prime Money Market Fund (e)                                              $2,130,321
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $190,859,956) (b)                                     $209,714,530
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $211,966,629.

  (b) The aggregate identified cost on a tax basis is $191,968,335, resulting in gross unrealized appreciation and depreciation of $23,053,154 and $5,306,959, respectively, or net unrealized appreciation of $17,746,195.

(NON) Non-income-producing security.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $13,341 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2004:
      (as a percentage of Market Value)

      Australia                                                6.2%
      Belgium                                                  3.3
      Canada                                                   6.5
      China                                                    0.6
      Denmark                                                  1.7
      Finland                                                  1.3
      France                                                   8.8
      Germany                                                  1.0
      Ireland                                                  3.2
      Italy                                                    5.7
      Japan                                                   23.5
      Netherlands                                              3.4
      Norway                                                   1.5
      Spain                                                    2.3
      Sweden                                                   1.0
      Switzerland                                              9.8
      Taiwan                                                   0.5
      United Kingdom                                          18.0
      United States                                            1.7
      ------------------------------------------------------------
      Total                                                  100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Investors Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.7%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.5%)
-----------------------------------------------------------------------------------------------------------
         37,000  Omnicom Group, Inc.                                                             $2,703,220

Aerospace and Defense (2.8%)
-----------------------------------------------------------------------------------------------------------
         67,700  Boeing Co. (The)                                                                 3,494,674
        150,100  Lockheed Martin Corp.                                                            8,372,578
          2,802  Rockwell Collins, Inc.                                                             104,066
         24,100  United Technologies Corp.                                                        2,250,458
                                                                                              -------------
                                                                                                 14,221,776

Airlines (0.6%)
-----------------------------------------------------------------------------------------------------------
        245,300  Southwest Airlines Co. (S)                                                       3,340,986

Automotive (0.2%)
-----------------------------------------------------------------------------------------------------------
         21,100  Lear Corp.                                                                       1,148,895

Banking (6.6%)
-----------------------------------------------------------------------------------------------------------
        186,100  Commerce Bancorp, Inc. (S)                                                      10,272,720
        108,632  Fifth Third Bancorp (S)                                                          5,346,867
         45,000  North Fork Bancorp., Inc. (S)                                                    2,000,250
         20,800  State Street Corp.                                                                 876,551
        413,804  U.S. Bancorp                                                                    11,958,936
         89,200  Washington Mutual, Inc.                                                          3,485,936
                                                                                              -------------
                                                                                                 33,941,260

Beverage (0.8%)
-----------------------------------------------------------------------------------------------------------
          3,000  Anheuser-Busch Cos., Inc.                                                          149,850
        100,300  Coca-Cola Co. (The)                                                              4,017,015
          2,100  PepsiCo, Inc.                                                                      102,165
                                                                                              -------------
                                                                                                  4,269,030

Biotechnology (1.4%)
-----------------------------------------------------------------------------------------------------------
        120,537  Amgen, Inc. (NON)                                                                6,832,037
            900  Biogen Idec, Inc. (NON)                                                             55,053
            900  Genzyme Corp. (NON)                                                                 48,969
                                                                                              -------------
                                                                                                  6,936,059

Broadcasting (1.0%)
-----------------------------------------------------------------------------------------------------------
        154,600  Viacom, Inc. Class B                                                             5,188,376

Building Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
        113,200  Masco Corp. (S)                                                                  3,908,796

Cable Television (0.6%)
-----------------------------------------------------------------------------------------------------------
          5,600  Comcast Corp. Class A (Special) (NON)                                              156,352
         94,975  Echostar Communications Corp. Class A
                 (NON)                                                                            2,955,622
                                                                                              -------------
                                                                                                  3,111,974

Chemicals (--%)
-----------------------------------------------------------------------------------------------------------
          3,700  E.I. du Pont de Nemours & Co.                                                      158,360

Commercial and Consumer Services (1.0%)
-----------------------------------------------------------------------------------------------------------
          4,500  Aramark Corp. Class B                                                              108,630
          5,000  Choicepoint, Inc. (NON)                                                            213,250
          1,200  eBay, Inc. (NON)                                                                   110,328
         48,600  Iron Mountain, Inc. (NON) (S)                                                    1,645,110
         88,800  Yahoo!, Inc. (NON)                                                               3,011,208
                                                                                              -------------
                                                                                                  5,088,526

Communications Equipment (2.6%)
-----------------------------------------------------------------------------------------------------------
        750,200  Cisco Systems, Inc. (NON)                                                       13,578,620
              8  Harris Corp. (S)                                                                       440
                                                                                              -------------
                                                                                                 13,579,060

Computers (2.0%)
-----------------------------------------------------------------------------------------------------------
        123,879  Dell, Inc. (NON)                                                                 4,410,092
        267,100  EMC Corp. (NON)                                                                  3,082,334
        136,425  Hewlett-Packard Co.                                                              2,557,969
          2,300  Network Appliance, Inc. (NON)                                                       52,900
                                                                                              -------------
                                                                                                 10,103,295

Conglomerates (2.6%)
-----------------------------------------------------------------------------------------------------------
         44,600  ITT Industries, Inc.                                                             3,567,554
        310,753  Tyco International, Ltd. (Bermuda) (S)                                           9,527,687
                                                                                              -------------
                                                                                                 13,095,241

Construction (0.2%)
-----------------------------------------------------------------------------------------------------------
        649,501  Aggregate Industries PLC (United
                 Kingdom)                                                                         1,122,261

Consumer (0.4%)
-----------------------------------------------------------------------------------------------------------
         60,800  Eastman Kodak Co. (S)                                                            1,958,976

Consumer Finance (5.3%)
-----------------------------------------------------------------------------------------------------------
        124,055  Capital One Financial Corp. (S)                                                  9,167,665
        129,900  Countrywide Financial Corp.                                                      5,116,761
        276,550  MBNA Corp.                                                                       6,969,060
        378,900  Providian Financial Corp. (NON)                                                  5,888,106
                                                                                              -------------
                                                                                                 27,141,592

Consumer Goods (0.1%)
-----------------------------------------------------------------------------------------------------------
          2,400  Avon Products, Inc.                                                                104,832
          2,300  Colgate-Palmolive Co.                                                              103,914
          2,900  Procter & Gamble Co.                                                               156,948
                                                                                              -------------
                                                                                                    365,694

Containers (--%)
-----------------------------------------------------------------------------------------------------------
          2,200  Sealed Air Corp. (NON) (S)                                                         101,970

Electric Utilities (0.1%)
-----------------------------------------------------------------------------------------------------------
          3,785  Edison International                                                               100,340
          1,717  Entergy Corp.                                                                      104,067
          4,200  Exelon Corp.                                                                       154,098
          5,276  PG&E Corp. (NON)                                                                   160,390
          5,700  Sierra Pacific Resources (NON)                                                      51,015
                                                                                              -------------
                                                                                                    569,910

Electronics (3.9%)
-----------------------------------------------------------------------------------------------------------
         50,400  American Power Conversion Corp. (S)                                                876,456
         39,800  Analog Devices, Inc.                                                             1,543,444
        542,800  Intel Corp.                                                                     10,888,568
          2,300  Jabil Circuit, Inc. (NON)                                                           52,900
         60,300  Linear Technology Corp. (S)                                                      2,185,272
          5,900  Motorola, Inc.                                                                     106,436
        158,566  SanDisk Corp. (NON) (S)                                                          4,617,442
                                                                                              -------------
                                                                                                 20,270,518

Energy (0.7%)
-----------------------------------------------------------------------------------------------------------
          4,943  GlobalSantaFe Corp. (Cayman Islands)                                               151,503
         81,800  Noble Corp. (Cayman Islands) (NON)                                               3,676,910
                                                                                              -------------
                                                                                                  3,828,413

Financial (8.8%)
-----------------------------------------------------------------------------------------------------------
        488,877  Citigroup, Inc.                                                                 21,569,253
        181,700  Fannie Mae                                                                      11,519,780
        138,049  Freddie Mac                                                                      9,006,317
         75,500  PMI Group, Inc. (The)                                                            3,063,790
                                                                                              -------------
                                                                                                 45,159,140

Food (--%)
-----------------------------------------------------------------------------------------------------------
          1,700  Dean Foods Co. (NON) (S)                                                            51,034

Gaming & Lottery (1.0%)
-----------------------------------------------------------------------------------------------------------
         93,500  Harrah's Entertainment, Inc. (S)                                                 4,953,630

Health Care Services (5.7%)
-----------------------------------------------------------------------------------------------------------
         42,400  AmerisourceBergen Corp. (S)                                                      2,277,304
        174,417  Cardinal Health, Inc.                                                            7,634,232
         60,900  CIGNA Corp.                                                                      4,240,467
         15,000  Community Health Systems, Inc. (NON)                                               400,200
         61,000  Express Scripts, Inc. Class A (NON)                                              3,985,740
         58,800  HCA, Inc.                                                                        2,243,220
         18,100  Laboratory Corp. of America Holdings
                 (NON)                                                                              791,332
          1,700  Medco Health Solutions, Inc. (NON)                                                  52,530
          9,400  Quest Diagnostics, Inc. (S)                                                        829,268
         55,679  UnitedHealth Group, Inc.                                                         4,105,769
         28,500  WellPoint Health Networks, Inc. (NON)                                            2,995,065
                                                                                              -------------
                                                                                                 29,555,127

Homebuilding (1.7%)
-----------------------------------------------------------------------------------------------------------
         85,500  Lennar Corp.                                                                     4,069,800
          8,600  NVR, Inc. (NON) (S)                                                              4,738,600
          1,700  Pulte Homes, Inc.                                                                  104,329
                                                                                              -------------
                                                                                                  8,912,729

Industrial (--%)
-----------------------------------------------------------------------------------------------------------
            700  3M Co.                                                                              55,979

Insurance (4.5%)
-----------------------------------------------------------------------------------------------------------
        212,500  ACE, Ltd. (Cayman Islands)                                                       8,512,750
         23,500  Chubb Corp. (The)                                                                1,651,580
        113,100  Everest Re Group, Ltd. (Bermuda)                                                 8,406,723
         62,800  MetLife, Inc. (S)                                                                2,427,220
         67,100  St. Paul Travelers Cos., Inc. (The)                                              2,218,326
                                                                                              -------------
                                                                                                 23,216,599

Investment Banking/Brokerage (3.0%)
-----------------------------------------------------------------------------------------------------------
         26,300  Bear Stearns Cos., Inc. (The) (S)                                                2,529,271
         79,800  Lehman Brothers Holdings, Inc.                                                   6,361,656
        106,700  Morgan Stanley                                                                   5,260,310
         25,100  Prudential Financial, Inc. (S)                                                   1,180,704
                                                                                              -------------
                                                                                                 15,331,941

Leisure (0.7%)
-----------------------------------------------------------------------------------------------------------
         62,900  Harley-Davidson, Inc.                                                            3,738,776

Lodging/Tourism (0.5%)
-----------------------------------------------------------------------------------------------------------
            800  Four Seasons Hotels, Inc. (Canada)                                                  51,280
         51,000  Royal Caribbean Cruises, Ltd. (Liberia)                                          2,223,600
                                                                                              -------------
                                                                                                  2,274,880

Manufacturing (--%)
-----------------------------------------------------------------------------------------------------------
          2,632  Dover Corp.                                                                        102,306

Media (0.1%)
-----------------------------------------------------------------------------------------------------------
          1,800  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                               49,932
         59,600  Liberty Media Corp. Class A (NON)                                                  519,712
                                                                                              -------------
                                                                                                    569,644

Medical Technology (0.9%)
-----------------------------------------------------------------------------------------------------------
          3,300  Baxter International, Inc.                                                         106,128
            900  Guidant Corp.                                                                       59,436
         90,000  Medtronic, Inc.                                                                  4,671,000
                                                                                              -------------
                                                                                                  4,836,564

Metals (0.9%)
-----------------------------------------------------------------------------------------------------------
         61,500  Alcoa, Inc.                                                                      2,065,785
        152,026  BHP Billiton PLC (United Kingdom)                                                1,599,478
         50,383  BHP Billiton PLC ADR (United Kingdom)
                 (S)                                                                              1,065,600
                                                                                              -------------
                                                                                                  4,730,863

Oil & Gas (5.7%)
-----------------------------------------------------------------------------------------------------------
         42,700  Amerada Hess Corp.                                                               3,800,300
          2,100  Apache Corp.                                                                       105,231
         84,104  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         3,356,715
         10,000  ChevronTexaco Corp.                                                                536,400
        413,809  ExxonMobil Corp.                                                                19,999,389
         35,700  Marathon Oil Corp.                                                               1,473,696
                                                                                              -------------
                                                                                                 29,271,731

Pharmaceuticals (8.3%)
-----------------------------------------------------------------------------------------------------------
         35,093  Abbott Laboratories                                                              1,486,539
            800  Eli Lilly Co.                                                                       48,040
        109,400  Forest Laboratories, Inc. (NON)                                                  4,920,812
        291,900  Johnson & Johnson                                                               16,442,727
         73,300  Merck & Co., Inc.                                                                2,418,900
        502,707  Pfizer, Inc.                                                                    15,382,834
         81,900  Teva Pharmaceutical Industries, Ltd. ADR
                 (Israel)                                                                         2,125,305
                                                                                              -------------
                                                                                                 42,825,157

Photography/Imaging (0.7%)
-----------------------------------------------------------------------------------------------------------
        260,300  Xerox Corp. (NON) (S)                                                            3,665,024

Railroads (0.6%)
-----------------------------------------------------------------------------------------------------------
         65,800  Canadian National Railway Co. (Canada)                                           3,191,300

Real Estate (0.8%)
-----------------------------------------------------------------------------------------------------------
        138,200  General Growth Properties, Inc. (R)                                              4,284,200

Regional Bells (0.1%)
-----------------------------------------------------------------------------------------------------------
          1,900  BellSouth Corp.                                                                     51,528
          4,004  SBC Communications, Inc.                                                           103,904
          3,902  Verizon Communications, Inc.                                                       153,661
                                                                                              -------------
                                                                                                    309,093

Restaurants (0.8%)
-----------------------------------------------------------------------------------------------------------
        135,900  McDonald's Corp.                                                                 3,809,277
          1,100  Starbucks Corp. (NON)                                                               50,006
                                                                                              -------------
                                                                                                  3,859,283

Retail (8.7%)
-----------------------------------------------------------------------------------------------------------
         22,143  AutoZone, Inc. (NON)                                                             1,710,547
        110,400  Bed Bath & Beyond, Inc. (NON)                                                    4,096,944
         48,800  Best Buy Co., Inc.                                                               2,646,912
         19,400  Coach, Inc. (NON)                                                                  822,948
          3,800  CSK Auto Corp. (NON)                                                                50,616
        132,600  Family Dollar Stores, Inc.                                                       3,593,460
        123,000  Home Depot, Inc. (The)                                                           4,821,600
         64,145  Kohl's Corp. (NON)                                                               3,091,148
         15,300  Kroger Co. (NON) (S)                                                               237,456
        214,300  Lowe's Cos., Inc.                                                               11,647,205
          1,700  Michaels Stores, Inc.                                                              100,657
         65,400  Office Depot, Inc. (NON)                                                           982,962
        106,900  Rent-A-Center, Inc. (NON)                                                        2,764,434
         94,900  Ross Stores, Inc.                                                                2,224,456
        189,100  Staples, Inc.                                                                    5,638,962
          1,100  Target Corp.                                                                        49,775
          3,918  Wal-Mart Stores, Inc.                                                              208,438
                                                                                              -------------
                                                                                                 44,688,520

Schools (0.5%)
-----------------------------------------------------------------------------------------------------------
         37,100  Apollo Group, Inc. Class A (NON) (S)                                             2,722,027

Software (7.5%)
-----------------------------------------------------------------------------------------------------------
         52,900  Adobe Systems, Inc.                                                              2,616,963
         16,200  BEA Systems, Inc. (NON)                                                            111,942
        131,700  BMC Software, Inc. (NON)                                                         2,082,177
        986,500  Microsoft Corp.                                                                 27,276,725
        479,700  Oracle Corp. (NON)                                                               5,411,016
          6,800  Siebel Systems, Inc. (NON)                                                          51,272
         69,500  Veritas Software Corp. (NON)                                                     1,237,100
                                                                                              -------------
                                                                                                 38,787,195

Technology Services (0.4%)
-----------------------------------------------------------------------------------------------------------
            900  Affiliated Computer Services, Inc. Class
                 A (NON)                                                                             50,103
         48,700  Automatic Data Processing, Inc.                                                  2,012,284
          1,500  Fiserv, Inc. (NON)                                                                  52,290
                                                                                              -------------
                                                                                                  2,114,677

Telecommunications (0.4%)
-----------------------------------------------------------------------------------------------------------
         72,400  Nextel Communications, Inc. Class A
                 (NON)                                                                            1,726,016
          5,100  Sprint Corp. (FON Group)                                                           102,663
                                                                                              -------------
                                                                                                  1,828,679

Textiles (0.5%)
-----------------------------------------------------------------------------------------------------------
         66,500  Liz Claiborne, Inc.                                                              2,508,380

Tobacco (2.7%)
-----------------------------------------------------------------------------------------------------------
        271,500  Altria Group, Inc.                                                              12,771,360
         33,300  UST, Inc. (S)                                                                    1,340,658
                                                                                              -------------
                                                                                                 14,112,018
                                                                                              -------------
                 Total Common stocks  (cost $459,080,521)                                      $513,810,684

Short-term investments (9.6%) (a) (cost $49,455,786)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $49,500,164  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                       $49,455,786
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $508,536,307) (b)                                     $563,266,470
-----------------------------------------------------------------------------------------------------------



Written options outstanding at September 30, 2004 (Unaudited)
(premiums received $3,730)

Contract                                      Expiration date/
amount                                           strike price          Value
----------------------------------------------------------------------------
 3,531    Apollo Group, Inc. Class A (Put)      Oct 04/$66.48         $2,083
----------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $515,266,611.

  (b) The aggregate identified cost on a tax basis is $518,143,277, resulting in gross unrealized appreciation and depreciation of $61,228,139 and $16,104,946, respectively, or net unrealized appreciation of $45,123,193.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $48,205,670. The fund received cash collateral of $49,455,786 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

      The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,404 for the period ended September 30, 2004.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





PVT Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (97.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Banking (9.1%)
-----------------------------------------------------------------------------------------------------------
          7,900  City National Corp.                                                               $513,105
         10,420  Comerica, Inc.                                                                     618,427
         12,160  Compass Bancshares, Inc.                                                           532,851
         13,450  Cullen/Frost Bankers, Inc.                                                         625,022
          9,736  Marshall & Ilsley Corp.                                                            392,361
         16,960  Synovus Financial Corp.                                                            443,504
          7,110  Zions Bancorp.                                                                     433,994
                                                                                              -------------
                                                                                                  3,559,264

Broadcasting (1.3%)
-----------------------------------------------------------------------------------------------------------
         68,300  UnitedGlobalCom, Inc. Class A (NON)                                                510,201

Building Materials (0.9%)
-----------------------------------------------------------------------------------------------------------
          6,730  Vulcan Materials Co.                                                               342,894

Chemicals (5.3%)
-----------------------------------------------------------------------------------------------------------
          5,310  Avery Dennison Corp.                                                               349,292
         26,000  Great Lakes Chemical Corp.                                                         665,600
         27,320  Lyondell Chemical Co.                                                              613,607
         10,364  Rohm & Haas Co.                                                                    445,341
                                                                                              -------------
                                                                                                  2,073,840

Commercial and Consumer Services (0.7%)
-----------------------------------------------------------------------------------------------------------
          4,780  CDW Corp.                                                                          277,383

Computers (0.4%)
-----------------------------------------------------------------------------------------------------------
         15,220  Emulex Corp. (NON)                                                                 175,334

Conglomerates (1.6%)
-----------------------------------------------------------------------------------------------------------
          9,845  Textron, Inc.                                                                      632,738

Consumer (1.7%)
-----------------------------------------------------------------------------------------------------------
         21,280  Eastman Kodak Co.                                                                  685,642

Consumer Finance (4.4%)
-----------------------------------------------------------------------------------------------------------
         43,300  AmeriCredit Corp. (NON)                                                            904,104
         52,300  Providian Financial Corp. (NON)                                                    812,742
                                                                                              -------------
                                                                                                  1,716,846

Electric Utilities (6.8%)
-----------------------------------------------------------------------------------------------------------
          8,460  Ameren Corp.                                                                       390,429
          7,502  FPL Group, Inc.                                                                    512,537
         19,740  Great Plains Energy, Inc.                                                          575,421
          4,220  Progress Energy, Inc.                                                              178,675
         10,080  TXU Corp.                                                                          483,034
         16,220  Wisconsin Energy Corp.                                                             517,418
                                                                                              -------------
                                                                                                  2,657,514

Electronics (2.7%)
-----------------------------------------------------------------------------------------------------------
         34,860  American Power Conversion Corp.                                                    606,215
         19,810  Jabil Circuit, Inc. (NON)                                                          455,630
                                                                                              -------------
                                                                                                  1,061,845

Energy (4.0%)
-----------------------------------------------------------------------------------------------------------
          6,478  GlobalSantaFe Corp. (Cayman Islands)                                               198,551
         10,250  Nabors Industries, Ltd. (Bermuda) (NON)                                            485,338
         10,690  National-Oilwell, Inc. (NON)                                                       351,273
         19,570  Varco International, Inc. (NON)                                                    524,867
                                                                                              -------------
                                                                                                  1,560,029

Financial (1.1%)
-----------------------------------------------------------------------------------------------------------
          6,420  MGIC Investment Corp.                                                              427,251

Food (1.1%)
-----------------------------------------------------------------------------------------------------------
         18,140  Smithfield Foods, Inc. (NON)                                                       453,500

Forest Products and Packaging (0.5%)
-----------------------------------------------------------------------------------------------------------
          9,834  Smurfit-Stone Container Corp. (NON)                                                190,485

Health Care Services (7.6%)
-----------------------------------------------------------------------------------------------------------
         21,370  AmerisourceBergen Corp.                                                          1,147,783
          4,650  CIGNA Corp.                                                                        323,780
          6,400  Express Scripts, Inc. Class A (NON)                                                418,176
          6,300  Laboratory Corp. of America Holdings
                 (NON)                                                                              275,436
         15,450  Lincare Holdings, Inc. (NON)                                                       459,020
         13,230  Omnicare, Inc.                                                                     375,203
                                                                                              -------------
                                                                                                  2,999,398

Homebuilding (1.8%)
-----------------------------------------------------------------------------------------------------------
         14,700  Lennar Corp.                                                                       699,720

Household Furniture and Appliances (1.0%)
-----------------------------------------------------------------------------------------------------------
          6,520  Whirlpool Corp.                                                                    391,787

Insurance (8.5%)
-----------------------------------------------------------------------------------------------------------
         31,140  Fremont General Corp.                                                              720,891
          5,548  MBIA, Inc.                                                                         322,949
          7,563  Mercury General Corp.                                                              400,007
          8,990  Radian Group, Inc.                                                                 415,608
          7,050  Torchmark Corp.                                                                    374,919
         29,800  UnumProvident Corp.                                                                467,562
          8,710  XL Capital, Ltd. Class A (Bermuda)                                                 644,453
                                                                                              -------------
                                                                                                  3,346,389

Investment Banking/Brokerage (1.7%)
-----------------------------------------------------------------------------------------------------------
         12,500  Federated Investors, Inc.                                                          355,500
          8,330  IndyMac Bancorp, Inc.                                                              301,546
                                                                                              -------------
                                                                                                    657,046

Lodging/Tourism (1.0%)
-----------------------------------------------------------------------------------------------------------
          7,648  Marriott International, Inc. Class A                                               397,390

Machinery (2.2%)
-----------------------------------------------------------------------------------------------------------
          5,600  Ingersoll-Rand Co. Class A (Bermuda)                                               380,632
          8,350  Parker-Hannifin Corp.                                                              491,481
                                                                                              -------------
                                                                                                    872,113

Manufacturing (1.1%)
-----------------------------------------------------------------------------------------------------------
         11,320  Dover Corp.                                                                        440,008

Media (1.1%)
-----------------------------------------------------------------------------------------------------------
         75,640  Gemstar-TV Guide International, Inc.
                 (NON)                                                                              427,366

Metals (1.2%)
-----------------------------------------------------------------------------------------------------------
          2,290  Nucor Corp.                                                                        209,237
          7,130  United States Steel Corp.                                                          268,231
                                                                                              -------------
                                                                                                    477,468

Natural Gas Utilities (0.5%)
-----------------------------------------------------------------------------------------------------------
          6,940  National Fuel Gas Co.                                                              196,610

Oil & Gas (5.6%)
-----------------------------------------------------------------------------------------------------------
          7,790  EOG Resources, Inc.                                                                512,972
         11,470  Newfield Exploration Co. (NON)                                                     702,423
         13,740  Unocal Corp.                                                                       590,820
         14,020  Western Gas Resources, Inc.                                                        400,832
                                                                                              -------------
                                                                                                  2,207,047

Pharmaceuticals (1.9%)
-----------------------------------------------------------------------------------------------------------
          7,490  Andrx Group (NON)                                                                  167,476
         15,750  Par Pharmaceutical Cos., Inc. (NON)                                                565,898
                                                                                              -------------
                                                                                                    733,374

Publishing (0.6%)
-----------------------------------------------------------------------------------------------------------
          3,400  Knight-Ridder, Inc.                                                                222,530

Railroads (0.9%)
-----------------------------------------------------------------------------------------------------------
          9,190  Burlington Northern Santa Fe Corp.                                                 352,069

Real Estate (1.8%)
-----------------------------------------------------------------------------------------------------------
         13,450  Equity Residential Properties Trust (R)                                            416,950
          9,430  Post Properties, Inc. (R)                                                          281,957
                                                                                              -------------
                                                                                                    698,907

Retail (4.1%)
-----------------------------------------------------------------------------------------------------------
         11,343  JC Penney Co., Inc. (Holding Co.)                                                  400,181
        106,430  Rite Aid Corp. (NON)                                                               374,634
         27,340  Ross Stores, Inc.                                                                  640,850
          9,860  Safeway, Inc. (NON)                                                                190,397
                                                                                              -------------
                                                                                                  1,606,062

Semiconductor (1.2%)
-----------------------------------------------------------------------------------------------------------
         17,460  Cognex Corp.                                                                       457,452

Shipping (1.4%)
-----------------------------------------------------------------------------------------------------------
         12,960  CNF Transportation, Inc.                                                           531,230

Software (2.2%)
-----------------------------------------------------------------------------------------------------------
         34,450  Cadence Design Systems, Inc. (NON)                                                 449,228
         10,340  McAfee, Inc. (NON)                                                                 207,834
         15,610  Sybase, Inc. (NON)                                                                 215,262
                                                                                              -------------
                                                                                                    872,324

Technology Services (4.1%)
-----------------------------------------------------------------------------------------------------------
         11,130  Computer Sciences Corp. (NON)                                                      524,223
          9,520  Fiserv, Inc. (NON)                                                                 331,867
          6,150  Global Payments, Inc.                                                              329,333
         25,210  Ingram Micro, Inc. Class A (NON)                                                   405,881
                                                                                              -------------
                                                                                                  1,591,304

Telecommunications (0.8%)
-----------------------------------------------------------------------------------------------------------
          9,210  CenturyTel, Inc.                                                                   315,350

Tobacco (1.1%)
-----------------------------------------------------------------------------------------------------------
         10,390  UST, Inc.                                                                          418,301

Toys (0.8%)
-----------------------------------------------------------------------------------------------------------
         18,310  Mattel, Inc.                                                                       331,960

Waste Management (1.7%)
-----------------------------------------------------------------------------------------------------------
         56,220  Allied Waste Industries, Inc. (NON)                                                497,544
          6,220  Republic Services, Inc.                                                            185,107
                                                                                              -------------
                                                                                                    682,651
                                                                                              -------------
                 Total Common stocks  (cost $35,994,503)                                        $38,250,622

Short-term investments (2.0%) (a) (cost $797,570)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $797,570  Putnam Prime Money Market Fund (e)                                                $797,570
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $36,792,073) (b)                                       $39,048,192
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $39,221,342.

  (b) The aggregate identified cost on a tax basis is $36,843,168, resulting in gross unrealized appreciation and depreciation of $3,348,217 and $1,143,193, respectively, or net unrealized appreciation of $2,205,024.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,236 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Money Market Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Commercial paper (57.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                Maturity date         Value
-----------------------------------------------------------------------------------------------------------
Domestic (34.0%)
-----------------------------------------------------------------------------------------------------------
     $3,000,000  Amstel Funding Corp. 1.83s                                       12/15/04       $2,988,563
      4,644,000  Amstel Funding Corp. 1.78s                                       12/27/04        4,624,023
      2,652,000  Amstel Funding Corp. 1.60s                                       10/15/04        2,650,350
      5,000,000  Atlantic Asset Securitization Corp.
                 1.57s                                                            10/1/04         5,000,000
      4,000,000  Bank of America Corp. 1.88s                                      12/22/04        3,982,871
      5,500,000  Bank of America Corp. 1.68s                                      11/22/04        5,486,653
      4,000,000  Bank of America Corp. 1.62s                                      10/29/04        3,994,960
      3,000,000  CAFCO, LLC 1.61s                                                 10/22/04        2,997,183
      3,975,000  CIT Group, Inc. 1.85s                                            11/30/04        3,962,744
      2,620,000  CIT Group, Inc. 1.82s                                            11/12/04        2,614,437
      4,000,000  CIT Group, Inc. 1.62s                                            10/28/04        3,995,140
      3,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 1.86s                                                   12/16/04        2,988,220
      5,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 1.80s                                                   11/5/04         4,991,250
      6,600,000  Citicorp 1.75s                                                   11/29/04        6,581,071
      5,000,000  CRC Funding, LLC 1.88s                                           12/16/04        4,980,156
      4,000,000  General Electric Capital Corp. 2.02s                             3/21/05         3,961,620
      5,000,000  General Electric Capital Corp. 1.80s                             12/14/04        4,981,500
      5,000,000  General Electric Capital Corp. 1.66s                             11/18/04        4,988,933
      4,000,000  General Electric Capital Corp. 1.50s                             10/6/04         3,999,167
      2,500,000  Govco, Inc. 1.80s                                                12/7/04         2,491,625
      2,500,000  Govco, Inc. 1.67s                                                11/17/04        2,494,549
      3,750,000  Govco, Inc. 1.57s                                                10/21/04        3,746,729
      5,000,000  Govco, Inc. 1.50s                                                10/7/04         4,998,750
      7,000,000  NATC California, LLC (Chase Manhattan
                 Bank (Letter of credit (LOC)) 1.58s                              10/21/04        6,993,820
      5,414,000  Old Line Funding Corp. 1.82s                                     11/12/04        5,402,504
      3,194,000  Old Line Funding Corp. 1.70s                                     10/22/04        3,190,833
      8,700,000  Park Granada, LLC 1.75s                                          10/6/04         8,697,885
      4,025,000  Park Granada, LLC 1.73s                                          10/8/04         4,023,646
      5,000,000  Park Granada, LLC 1.67s                                          11/9/04         4,990,954
      5,000,000  Sheffield Receivables Corp. 1.674s                               1/25/05         4,999,840
      2,905,000  Thunder Bay Funding, Inc. 1.73s                                  11/3/04         2,900,393
      5,232,000  Thunder Bay Funding, Inc. 1.66s                                  11/15/04        5,221,144
      3,000,000  Thunder Bay Funding, Inc. 1.53s                                  10/25/04        2,996,940
      3,278,000  Thunder Bay Funding, Inc. 1.30s                                  10/12/04        3,276,698
      2,000,000  Windmill Funding Corp. 1.80s                                     10/27/04        1,997,400
                                                                                              -------------
                                                                                                148,192,551

Foreign (23.4%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Aegon Funding Corp. 1.59s (Netherlands)                          10/25/04        3,995,760
      4,000,000  Atlantis One Funding Corp. 1.94s
                 (Netherlands)                                                    2/22/05         3,968,960
      2,606,000  Atlantis One Funding Corp. 1.60s
                 (Netherlands)                                                    10/22/04        2,603,568
      3,000,000  Atlantis One Funding Corp. 1.60s
                 (Netherlands)                                                    10/20/04        2,997,467
      3,000,000  Atlantis One Funding Corp. 1.53s
                 (Netherlands)                                                    10/18/04        2,997,833
      2,938,000  Credit Lyonnais North America 1.62s
                 (France)                                                         10/19/04        2,935,620
      5,000,000  Credit Suisse First Boston (USA), Inc.
                 1.57s (Switzerland)                                              10/5/04         4,999,128
      6,000,000  Dexia Delaware, LLC 1.60s (Belgium)                              10/4/04         5,999,200
      2,200,000  HBOS Treasury Services PLC 1.85s (United
                 Kingdom)                                                         11/29/04        2,193,330
      2,600,000  HBOS Treasury Services PLC 1.83s (United
                 Kingdom)                                                         11/26/04        2,592,599
      2,200,000  HBOS Treasury Services PLC 1.58s (United
                 Kingdom)                                                         10/26/04        2,197,586
      3,000,000  HBOS Treasury Services PLC 1.525s
                 (United Kingdom)                                                 10/13/04        2,998,475
      5,000,000  HBOS Treasury Services PLC 1.195s
                 (United Kingdom)                                                 10/15/04        4,997,676
      4,000,000  Household Finance Corp. 1.66s (United
                 Kingdom)                                                         11/15/04        3,991,700
      2,700,000  Household Finance Corp. 1.65s (United
                 Kingdom)                                                         11/4/04         2,695,793
      4,000,000  Household Finance Corp. 1.52s (United
                 Kingdom)                                                         10/13/04        3,997,973
      3,500,000  ING America Insurance Holdings 1.63s
                 (Netherlands)                                                    11/2/04         3,494,929
      5,000,000  ING U.S. Funding, LLC 1.70s
                 (Netherlands)                                                    12/23/04        4,980,403
      2,700,000  Nordea North America, Inc. 2.08s
                 (Sweden)                                                         3/16/05         2,674,104
      5,000,000  Scotiabanc, Inc. 1.93s (Canada)                                  12/31/04        4,975,607
      2,400,000  Spintab AB 1.70s (Sweden)                                        11/1/04         2,396,487
      2,800,000  Svenska Handelsbanken, Inc. 1.75s
                 (Sweden)                                                         11/22/04        2,792,922
      3,600,000  Svenska Handelsbanken, Inc. 1.60s
                 (Sweden)                                                         10/29/04        3,595,520
      3,482,000  UBS Finance (Delaware), LLC 1.60s
                 (Switzerland)                                                    10/25/04        3,478,286
      4,750,000  WestLB AG 1.93s (Germany)                                        12/29/04        4,727,336
      5,000,000  WestLB AG 1.745s (Germany)                                       12/17/04        4,981,338
      5,000,000  WestLB AG 1.60s (Germany)                                        10/27/04        4,994,222
      3,000,000  WestpacTrust Securities NZ, Ltd. 1.75s
                 (Australia)                                                      11/19/04        2,992,854
                                                                                              -------------
                                                                                                102,246,676
                                                                                              -------------
                 Total Commercial paper  (cost $250,439,227)                                   $250,439,227

Certificates of deposit (16.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                Maturity date         Value
-----------------------------------------------------------------------------------------------------------
     $7,000,000  ABN AMRO Bank N.V. Ser. ECD, 1.095s
                 (Netherlands)                                                    10/13/04       $7,000,169
      3,000,000  Bank of Nova Scotia Ser. YCD, 1.752s
                 (Canada)                                                         3/4/05          3,000,775
      8,000,000  Barclays Bank PLC Ser. YCD, 1.092s
                 (United Kingdom)                                                 11/8/04         7,999,845
      2,600,000  Barclays Bank PLC Ser. YCD1, 2.043s
                 (United Kingdom)                                                 3/24/05         2,599,689
      3,000,000  Calyon North America, Inc. Ser. ECD,
                 2.12s (France)                                                   3/30/05         2,999,247
      3,000,000  Calyon Ser. YCD 1.53s (France)                                   10/14/04        3,000,000
      3,700,000  Citibank, N.A. 1.86s                                             12/20/04        3,700,000
      4,000,000  Credit Suisse Ser. ECD, 1.621s
                 (Switzerland)                                                    10/15/04        4,000,000
      3,000,000  Landesbank Hessen Thuringen Ser. ECD,
                 1.875s (Germany)                                                 12/30/04        2,999,584
      3,000,000  Lloyds TSB Bank PLC Ser. YCD, 2.202s
                 (United Kingdom)                                                 9/30/05         2,998,185
      3,500,000  Royal Bank of Scotland PLC Ser. YCD,
                 1.949s (United Kingdom)                                          6/20/05         3,498,863
      1,800,000  Societe Generale Ser. ECD, 2.00s
                 (France)                                                         3/7/05          1,800,000
      3,000,000  Societe Generale Ser. ECD, 1.75s
                 (France)                                                         12/17/04        3,000,000
      6,500,000  Societe Generale Ser. YCD1, 1.675s
                 (France)                                                         12/10/04        6,499,561
      2,000,000  Societe Generale Ser. ECD, 1.65s
                 (France)                                                         11/22/04        2,000,000
      5,000,000  Societe Generale Ser. YCD, 2.264s
                 (France)                                                         6/14/05         4,998,948
      2,800,000  State Street Bank & Trust Co. 1.60s                              10/20/04        2,800,000
      5,000,000  State Street Bank & Trust Co. 1.55s                              10/4/04         5,000,000
                                                                                              -------------
                 Total Certificates of deposit  (cost $69,894,866)                              $69,894,866

U.S. government agency mortgage obligations (12.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                Maturity date         Value
-----------------------------------------------------------------------------------------------------------
     $4,000,000  Federal Home Loan Bank bonds 1.40s                               4/1/05         $4,000,000
      3,000,000  Federal Home Loan Mortgage Corp. 1.98s                           3/8/05          2,973,930
      3,000,000  Federal Home Loan Mortgage Corp. 1.85s                           1/25/05         2,982,117
      4,500,000  Federal Home Loan Mortgage Corp. 1.70s                           11/30/04        4,487,250
      5,000,000  Federal Home Loan Mortgage Corp. notes
                 Ser. MTN3, 1.52s                                                 12/24/04        5,000,000
      3,000,000  Federal National Mortgage Association
                 1.70s                                                            12/1/04         2,991,358
      4,000,000  Federal National Mortgage Association
                 1.61s                                                            11/10/04        3,992,844
      4,500,000  Federal National Mortgage Association
                 notes 1.60s                                                      5/13/05         4,500,000
      5,000,000  Federal National Mortgage Association
                 notes 1.49s                                                      2/8/05          5,000,000
      3,000,000  Federal National Mortgage Association
                 notes 1.40s                                                      5/3/05          3,000,000
      5,000,000  Federal National Mortgage Association
                 notes 1.40s                                                      3/29/05         5,000,000
      5,000,000  Federal National Mortgage Association
                 notes 1.35s                                                      4/28/05         5,000,000
      5,000,000  Federal National Mortgage Association
                 notes 1.324s                                                     12/13/04        4,998,735
                                                                                              -------------
                 Total U.S. government agency mortgage obligations  (cost $53,926,234)          $53,926,234

U.S. government agency obligations (0.6%) (a) (cost $2,700,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                Maturity date         Value
-----------------------------------------------------------------------------------------------------------
     $2,700,000  Fannie Mae notes 1.80s                                           5/27/05        $2,700,000

Corporate bonds and notes (3.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                Maturity date         Value
-----------------------------------------------------------------------------------------------------------
     $5,000,000  National City Bank FRN Ser. BKNT, 1.763s                         6/23/05        $4,998,904
      6,000,000  Toyota Motor Credit Corp. FRN Ser. MTN1,
                 1.697s (Japan)                                                   1/14/05         6,000,000
      4,500,000  Wells Fargo Bank N.A. FRN Ser. BKNT,
                 1.59s                                                            2/1/05          4,500,000
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $15,498,904)                            $15,498,904

Promissory notes (3.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                Maturity date         Value
-----------------------------------------------------------------------------------------------------------
     $4,600,000  Goldman Sachs Group, Inc (The) 1.837s
                 (acquired 6/17/04, cost $4,600,000)
                 (RES)                                                            12/15/04       $4,600,000
      4,700,000  Goldman Sachs Group, Inc (The) 1.38s
                 (acquired 4/29/04, cost $4,700,000)
                 (RES)                                                            10/26/04        4,700,000
      3,700,000  Goldman Sachs Group, Inc (The) 1.30s
                 (acquired 4/15/04, cost $3,700,000)
                 (RES)                                                            10/15/04        3,700,000
                                                                                              -------------
                 Total Promissory notes (cost $13,000,000)                                      $13,000,000

Asset backed securities (0.9%) (a) (cost $3,854,947)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                Maturity date         Value
-----------------------------------------------------------------------------------------------------------
     $3,854,948  TIAA Real Estate CDO, Ltd. 144A FRN Ser.
                 03-1A, Class A1MM, 1.87s, (Cayman
                 Islands)                                                         3/28/05        $3,854,947

Short-term investments (6.3%) (a) (cost $27,608,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $27,608,000  Interest in $253,000,000 joint tri-party
                 repurchase agreement dated September 30,
                 2004 with Bank of America Securities,
                 LLC due October 1, 2004 with respect to
                 various U.S. Government obligations
                 maturity value of $27,609,449 for an
                 effective yield of 1.89%                                                       $27,608,000
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $436,922,178) (b)                                     $436,922,178
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $436,651,340.


  (b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2004 was $13,000,000 or 3.0% of net assets.

      The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $10,342 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at September 30, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2004:
      (as a percentage of Market Value)

        Australia               0.7%
        Belgium                 1.4
        Canada                  1.8
        Cayman Islands          0.9
        France                  6.2
        Germany                 4.0
        Japan                   1.4
        Netherlands             7.3
        Sweden                  2.6
        Switzerland             2.9
        United Kingdom          9.8
        United States          61.0
                            -------
        Total                 100.0%

      Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Putnam VT New Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (95.7%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.2%)
-----------------------------------------------------------------------------------------------------------
         98,100  Lamar Advertising Co. (NON)                                                     $4,081,941

Aerospace and Defense (2.1%)
-----------------------------------------------------------------------------------------------------------
         81,500  Boeing Co. (The)                                                                 4,207,030
        179,900  Raytheon Co.                                                                     6,832,602
        130,000  Rockwell Collins, Inc.                                                           4,828,200
        294,800  United Defense Industries, Inc. (NON)                                           11,789,052
         93,200  United Technologies Corp.                                                        8,703,016
                                                                                              -------------
                                                                                                 36,359,900
Automotive (0.5%)
-----------------------------------------------------------------------------------------------------------
        102,500  Copart, Inc. (NON)                                                               1,940,325
         64,900  Donaldson Co., Inc.                                                              1,842,511
         71,500  Johnson Controls, Inc.                                                           4,061,915
                                                                                              -------------
                                                                                                  7,844,751
Banking (2.6%)
-----------------------------------------------------------------------------------------------------------
        100,300  Doral Financial Corp.                                                            4,159,441
        146,100  Investors Financial Services Corp.                                               6,593,493
         47,144  M&T Bank Corp.                                                                   4,511,681
         86,000  State Street Corp.                                                               3,673,060
        354,000  TCF Financial Corp.                                                             10,722,660
         31,700  U.S. Bancorp                                                                       916,130
         61,000  UnionBanCal Corp.                                                                3,611,810
         51,600  Wells Fargo & Co.                                                                3,076,908
        115,100  Zions Bancorp.                                                                   7,025,704
                                                                                              -------------
                                                                                                 44,290,887
Beverage (1.1%)
-----------------------------------------------------------------------------------------------------------
        291,300  Coca-Cola Enterprises, Inc.                                                      5,505,570
        249,100  Pepsi Bottling Group, Inc. (The)                                                 6,763,065
        129,000  PepsiCo, Inc.                                                                    6,275,850
                                                                                              -------------
                                                                                                 18,544,485
Biotechnology (3.2%)
-----------------------------------------------------------------------------------------------------------
         95,200  Amgen, Inc. (NON)                                                                5,395,936
        300,012  Amylin Pharmaceuticals, Inc. (NON)                                               6,156,246
        251,500  Celgene Corp. (NON)                                                             14,644,845
         28,800  Genentech, Inc. (NON)                                                            1,509,696
        221,700  Genzyme Corp. (NON)                                                             12,062,697
        152,000  Gilead Sciences, Inc. (NON)                                                      5,681,760
         39,200  Invitrogen Corp. (NON)                                                           2,155,608
        142,200  Ligand Pharmaceuticals, Inc. Class B
                 (NON)                                                                            1,424,844
        114,400  Medicines Co. (NON)                                                              2,761,616
         36,100  OSI Pharmaceuticals, Inc. (NON)                                                  2,218,706
                                                                                              -------------
                                                                                                 54,011,954
Broadcasting (0.4%)
-----------------------------------------------------------------------------------------------------------
        227,100  XM Satellite Radio Holdings, Inc. Class
                 A (NON)                                                                          7,044,642

Building Materials (0.6%)
-----------------------------------------------------------------------------------------------------------
        130,900  American Standard Cos., Inc. (NON)                                               5,093,319
        120,100  Sherwin Williams Co.                                                             5,279,596
                                                                                              -------------
                                                                                                 10,372,915
Chemicals (0.2%)
-----------------------------------------------------------------------------------------------------------
        131,600  Engelhard Corp.                                                                  3,730,860

Coal (0.2%)
-----------------------------------------------------------------------------------------------------------
         73,953  CONSOL Energy, Inc.                                                              2,580,220

Commercial and Consumer Services (2.4%)
-----------------------------------------------------------------------------------------------------------
        178,900  CDW Corp.                                                                       10,381,567
        217,800  Choicepoint, Inc. (NON)                                                          9,289,170
        117,700  Corporate Executive Board Co. (The)                                              7,207,948
         37,100  eBay, Inc. (NON)                                                                 3,410,974
         17,100  Manpower, Inc.                                                                     760,779
        252,539  Robert Half International, Inc.                                                  6,507,930
         98,800  Yahoo!, Inc. (NON)                                                               3,350,308
                                                                                              -------------
                                                                                                 40,908,676
Communications Equipment (4.3%)
-----------------------------------------------------------------------------------------------------------
        275,897  ADTRAN, Inc.                                                                     6,257,344
        212,500  Aspect Communications Corp. (NON)                                                2,110,125
        594,100  Cisco Systems, Inc. (NON)                                                       10,753,210
        178,800  Comverse Technology, Inc. (NON)                                                  3,366,804
             11  Foundry Networks, Inc. (NON)                                                           104
        220,500  Harris Corp.                                                                    12,114,270
        681,152  Juniper Networks, Inc. (NON)                                                    16,075,187
        262,400  Qualcomm, Inc.                                                                  10,244,096
        245,200  Scientific-Atlanta, Inc.                                                         6,355,584
        572,700  Tellabs, Inc. (NON)                                                              5,263,113
                                                                                              -------------
                                                                                                 72,539,837
Computers (2.9%)
-----------------------------------------------------------------------------------------------------------
         18,500  Anixter International, Inc. (NON)                                                  649,165
        123,300  Dell, Inc. (NON)                                                                 4,389,480
         98,100  Hewlett-Packard Co.                                                              1,839,375
        297,800  Lexmark International, Inc. (NON)                                               25,018,178
        102,100  NCR Corp. (NON)                                                                  5,063,139
        497,300  Network Appliance, Inc. (NON)                                                   11,437,900
                                                                                              -------------
                                                                                                 48,397,237
Conglomerates (2.3%)
-----------------------------------------------------------------------------------------------------------
         92,300  Danaher Corp.                                                                    4,733,144
        222,000  General Electric Co.                                                             7,454,760
        133,500  Harman International Industries, Inc.                                           14,384,625
         96,800  ITT Industries, Inc.                                                             7,743,032
         59,000  Textron, Inc.                                                                    3,791,930
                                                                                              -------------
                                                                                                 38,107,491
Consumer Cyclicals (0.5%)
-----------------------------------------------------------------------------------------------------------
        115,600  Black & Decker Manufacturing Co.                                                 8,952,064

Consumer Finance (1.5%)
-----------------------------------------------------------------------------------------------------------
        226,800  AmeriCredit Corp. (NON)                                                          4,735,584
        202,000  Capital One Financial Corp.                                                     14,927,800
        120,800  MBNA Corp.                                                                       3,044,160
        185,400  Providian Financial Corp. (NON)                                                  2,881,116
                                                                                              -------------
                                                                                                 25,588,660
Consumer Goods (2.2%)
-----------------------------------------------------------------------------------------------------------
        210,200  Avon Products, Inc.                                                              9,181,536
        207,000  Energizer Holdings, Inc. (NON)                                                   9,542,700
         67,500  Gillette Co. (The)                                                               2,817,450
        280,400  Newell Rubbermaid, Inc.                                                          5,619,216
        182,200  Procter & Gamble Co.                                                             9,860,664
         21,900  Yankee Candle Co., Inc. (The) (NON)                                                634,224
                                                                                              -------------
                                                                                                 37,655,790
Consumer Services (1.4%)
-----------------------------------------------------------------------------------------------------------
        315,200  Alliance Data Systems Corp. (NON)                                               12,784,512
        191,000  Getty Images, Inc. (NON)                                                        10,562,300
                                                                                              -------------
                                                                                                 23,346,812
Containers (0.3%)
-----------------------------------------------------------------------------------------------------------
        120,000  Ball Corp.                                                                       4,491,600

Electronics (4.9%)
-----------------------------------------------------------------------------------------------------------
        192,000  Arrow Electronics, Inc. (NON)                                                    4,335,360
         28,100  Brooks Automation, Inc. (NON)                                                      397,615
        433,900  Cypress Semiconductor Corp. (NON)                                                3,835,676
        533,700  Intel Corp. (SEG)                                                               10,706,022
         99,000  International Rectifier Corp. (NON)                                              3,395,700
        259,500  Jabil Circuit, Inc. (NON)                                                        5,968,500
        392,750  Linear Technology Corp.                                                         14,233,260
        295,600  Marvell Technology Group, Ltd. (Bermuda)
                 (NON)                                                                            7,724,028
        199,200  Microchip Technology, Inc.                                                       5,346,528
        129,600  Motorola, Inc.                                                                   2,337,984
        155,100  PerkinElmer, Inc.                                                                2,670,822
        138,000  SanDisk Corp. (NON)                                                              4,018,560
        159,900  Skyworks Solutions, Inc. (NON)                                                   1,519,050
        355,500  Storage Technology Corp. (NON)                                                   8,979,930
        118,400  W.W. Grainger, Inc.                                                              6,825,760
                                                                                              -------------
                                                                                                 82,294,795
Energy (1.9%)
-----------------------------------------------------------------------------------------------------------
        289,700  BJ Services Co.                                                                 15,183,177
        120,000  ENSCO International, Inc.                                                        3,920,400
        136,900  Nabors Industries, Ltd. (Bermuda) (NON)                                          6,482,215
        113,700  Noble Corp. (Cayman Islands) (NON)                                               5,110,815
         22,800  Precision Drilling Corp. (Canada) (NON)                                          1,311,000
                                                                                              -------------
                                                                                                 32,007,607
Entertainment (0.3%)
-----------------------------------------------------------------------------------------------------------
         69,600  Pixar, Inc. (NON)                                                                5,491,440

Financial (2.2%)
-----------------------------------------------------------------------------------------------------------
         55,200  Chicago Mercantile Exchange                                                      8,903,760
        181,700  Citigroup, Inc.                                                                  8,016,604
        103,300  Fannie Mae                                                                       6,549,220
        197,700  Moody's Corp.                                                                   14,481,525
                                                                                              -------------
                                                                                                 37,951,109
Food (0.1%)
-----------------------------------------------------------------------------------------------------------
        114,100  7-Eleven, Inc. (NON)                                                             2,279,718

Gaming & Lottery (1.6%)
-----------------------------------------------------------------------------------------------------------
        426,000  GTECH Holdings Corp.                                                            10,786,320
        225,900  Harrah's Entertainment, Inc.                                                    11,968,182
         76,200  MGM Mirage, Inc. (NON)                                                           3,783,330
                                                                                              -------------
                                                                                                 26,537,832
Health Care Services (5.1%)
-----------------------------------------------------------------------------------------------------------
        101,800  AmerisourceBergen Corp.                                                          5,467,678
         60,800  Anthem, Inc. (NON)                                                               5,304,800
        315,159  Caremark Rx, Inc. (NON)                                                         10,107,149
        400,200  Community Health Systems, Inc. (NON)                                            10,677,336
        141,800  Coventry Health Care, Inc. (NON)                                                 7,567,866
        102,600  Fisher Scientific International, Inc.
                 (NON)                                                                            5,984,658
         29,200  Health Management Associates, Inc.                                                 596,556
          9,600  Henry Schein, Inc. (NON)                                                           598,176
        226,800  IMS Health, Inc.                                                                 5,425,056
         28,500  Laboratory Corp. of America Holdings
                 (NON)                                                                            1,246,020
         77,400  Manor Care, Inc.                                                                 2,318,904
        245,700  McKesson Corp.                                                                   6,302,205
         99,400  PacifiCare Health Systems, Inc. (NON)                                            3,647,980
         20,600  Quest Diagnostics, Inc.                                                          1,817,332
        142,800  UnitedHealth Group, Inc.                                                        10,530,072
        421,400  VCA Antech, Inc. (NON)                                                           8,693,482
          5,300  WellChoice, Inc. (NON)                                                             197,849
                                                                                              -------------
                                                                                                 86,483,119
Homebuilding (2.0%)
-----------------------------------------------------------------------------------------------------------
         42,700  KB Home                                                                          3,607,723
        112,000  Lennar Corp.                                                                     5,331,200
         55,200  M.D.C. Holdings, Inc.                                                            4,035,120
         21,890  NVR, Inc. (NON)                                                                 12,061,390
         60,400  Pulte Homes, Inc.                                                                3,706,748
         61,400  Ryland Group, Inc. (The)                                                         5,689,324
                                                                                              -------------
                                                                                                 34,431,505
Industrial (0.4%)
-----------------------------------------------------------------------------------------------------------
         92,100  3M Co.                                                                           7,365,237

Insurance (1.5%)
-----------------------------------------------------------------------------------------------------------
         93,100  American International Group, Inc.                                               6,329,869
        176,700  Everest Re Group, Ltd. (Bermuda)                                                13,134,111
        134,700  W.R. Berkley Corp.                                                               5,678,952
                                                                                              -------------
                                                                                                 25,142,932
Investment Banking/Brokerage (1.4%)
-----------------------------------------------------------------------------------------------------------
        436,200  Ameritrade Holding Corp. Class A (NON)                                           5,238,762
         66,200  Bear Stearns Cos., Inc. (The)                                                    6,366,454
        399,600  E*Trade Group, Inc. (NON)                                                        4,563,432
        109,200  Eaton Vance Corp.                                                                4,410,588
         47,258  T. Rowe Price Group, Inc.                                                        2,407,323
                                                                                              -------------
                                                                                                 22,986,559
Leisure (0.7%)
-----------------------------------------------------------------------------------------------------------
        122,800  Brunswick Corp.                                                                  5,619,328
        107,100  Polaris Industries, Inc.                                                         5,978,322
                                                                                              -------------
                                                                                                 11,597,650
Lodging/Tourism (1.5%)
-----------------------------------------------------------------------------------------------------------
         28,200  Choice Hotels International, Inc.                                                1,624,038
        527,400  Hilton Hotels Corp.                                                              9,936,216
        140,800  Marriott International, Inc. Class A                                             7,315,968
        136,200  Starwood Hotels & Resorts Worldwide,
                 Inc.                                                                             6,322,404
                                                                                              -------------
                                                                                                 25,198,626
Machinery (0.3%)
-----------------------------------------------------------------------------------------------------------
        103,700  Terex Corp. (NON)                                                                4,500,580

Manufacturing (0.3%)
-----------------------------------------------------------------------------------------------------------
         78,400  Graco, Inc.                                                                      2,626,400
         52,000  Mettler-Toledo International, Inc.
                 (Switzerland) (NON)                                                              2,455,440
                                                                                              -------------
                                                                                                  5,081,840
Medical Technology (6.3%)
-----------------------------------------------------------------------------------------------------------
         84,400  Bausch & Lomb, Inc.                                                              5,608,380
        117,600  Becton, Dickinson and Co.                                                        6,079,920
        247,200  Biomet, Inc.                                                                    11,588,736
        271,200  C.R. Bard, Inc.                                                                 15,358,056
        154,700  Charles River Laboratories
                 International, Inc. (NON)                                                        7,085,260
        116,900  Dade Behring Holdings, Inc. (NON)                                                6,513,434
         75,600  Gen-Probe, Inc. (NON)                                                            3,014,172
         95,700  Kinetic Concepts, Inc. (NON)                                                     5,029,035
        112,200  Medtronic, Inc.                                                                  5,823,180
        203,300  Respironics, Inc. (NON)                                                         10,864,352
        137,000  St. Jude Medical, Inc. (NON)                                                    10,311,990
        420,500  Varian Medical Systems, Inc. (NON)                                              14,536,685
        111,100  Waters Corp. (NON)                                                               4,899,510
                                                                                              -------------
                                                                                                106,712,710
Natural Gas Utilities (0.3%)
-----------------------------------------------------------------------------------------------------------
         68,100  Kinder Morgan, Inc.                                                              4,278,042

Oil & Gas (3.8%)
-----------------------------------------------------------------------------------------------------------
         78,400  Amerada Hess Corp.                                                               6,977,600
         30,000  Anadarko Petroleum Corp.                                                         1,990,800
        260,750  Apache Corp.                                                                    13,066,183
        260,000  Burlington Resources, Inc.                                                      10,608,000
        173,600  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         6,914,488
        112,700  Newfield Exploration Co. (NON)                                                   6,901,748
         62,600  Noble Energy, Inc.                                                               3,645,824
        122,200  Pogo Producing Co.                                                               5,798,390
        109,900  Sunoco, Inc.                                                                     8,130,402
                                                                                              -------------
                                                                                                 64,033,435
Pharmaceuticals (4.7%)
-----------------------------------------------------------------------------------------------------------
        169,400  Abbott Laboratories                                                              7,175,784
         41,700  Allergan, Inc.                                                                   3,025,335
        249,250  Barr Pharmaceuticals, Inc. (NON)                                                10,326,428
        232,200  Cephalon, Inc. (NON)                                                            11,122,380
        247,900  Johnson & Johnson                                                               13,964,207
         74,400  Medicis Pharmaceutical Corp. Class A                                             2,904,576
        304,700  Mylan Laboratories, Inc.                                                         5,484,600
        680,500  Pfizer, Inc.                                                                    20,823,300
        136,600  Wyeth                                                                            5,108,840
                                                                                              -------------
                                                                                                 79,935,450
Photography/Imaging (0.3%)
-----------------------------------------------------------------------------------------------------------
        331,400  Xerox Corp. (NON)                                                                4,666,112

Retail (10.7%)
-----------------------------------------------------------------------------------------------------------
        174,600  Abercrombie & Fitch Co. Class A                                                  5,499,900
        119,900  Advance Auto Parts, Inc. (NON)                                                   4,124,560
        196,300  Aeropostale, Inc. (NON)                                                          5,143,060
        346,600  American Eagle Outfitters, Inc.                                                 12,772,210
        188,800  Barnes & Noble, Inc. (NON)                                                       6,985,600
         16,900  Best Buy Co., Inc.                                                                 916,656
        178,700  Borders Group, Inc.                                                              4,431,760
        169,900  Claire's Stores, Inc.                                                            4,254,296
        351,300  Coach, Inc. (NON)                                                               14,902,146
        140,200  Costco Wholesale Corp.                                                           5,826,712
         48,000  Fossil, Inc. (NON)                                                               1,485,120
        212,600  Home Depot, Inc. (The)                                                           8,333,920
         39,900  Kohl's Corp. (NON)                                                               1,922,781
        212,200  Limited Brands                                                                   4,729,938
        163,000  Lowe's Cos., Inc.                                                                8,859,050
        211,200  Michaels Stores, Inc.                                                           12,505,152
        289,400  PETCO Animal Supplies, Inc. (NON)                                                9,451,804
        168,900  RadioShack Corp.                                                                 4,837,296
        170,700  Regis Corp.                                                                      6,865,554
        170,800  Rent-A-Center, Inc. (NON)                                                        4,416,888
        273,700  Ross Stores, Inc.                                                                6,415,528
        547,100  Staples, Inc.                                                                   16,314,522
         42,700  Target Corp.                                                                     1,932,175
        643,100  TJX Cos., Inc. (The)                                                            14,173,924
        249,800  Wal-Mart Stores, Inc.                                                           13,289,360
                                                                                              -------------
                                                                                                180,389,912
Schools (0.7%)
-----------------------------------------------------------------------------------------------------------
        120,667  Apollo Group, Inc. Class A (NON)                                                 8,853,338
         88,149  Career Education Corp. (NON)                                                     2,506,076
                                                                                              -------------
                                                                                                 11,359,414
Semiconductor (0.4%)
-----------------------------------------------------------------------------------------------------------
        345,300  Lam Research Corp. (NON)                                                         7,555,164

Shipping (1.4%)
-----------------------------------------------------------------------------------------------------------
        139,300  Expeditors International of Washington,
                 Inc.                                                                             7,201,810
        184,000  J. B. Hunt Transport Services, Inc.                                              6,833,760
         71,600  Ryder System, Inc.                                                               3,368,064
        284,925  Werner Enterprises, Inc.                                                         5,501,902
                                                                                              -------------
                                                                                                 22,905,536
Software (9.4%)
-----------------------------------------------------------------------------------------------------------
        574,700  Adobe Systems, Inc.                                                             28,430,409
        471,000  Amdocs, Ltd. (Guernsey) (NON)                                                   10,281,930
        311,900  Autodesk, Inc.                                                                  15,167,697
        167,300  Avid Technology, Inc. (NON)                                                      7,841,351
        589,300  BMC Software, Inc. (NON)                                                         9,316,833
      1,018,300  Citrix Systems, Inc. (NON)                                                      17,840,616
        287,100  Cognos, Inc. (Canada) (NON)                                                     10,197,792
         85,200  Intuit, Inc. (NON)                                                               3,868,080
        163,400  Mercury Interactive Corp. (NON)                                                  5,699,392
        773,200  Microsoft Corp. (SEG)                                                           21,378,980
        385,400  Oracle Corp. (NON)                                                               4,347,312
        872,600  Siebel Systems, Inc. (NON)                                                       6,579,404
        335,200  Symantec Corp. (NON)                                                            18,395,776
                                                                                              -------------
                                                                                                159,345,572
Technology (--%)
-----------------------------------------------------------------------------------------------------------
          7,100  Dun & Bradstreet Corp. (The) (NON)                                                 416,770

Technology Services (1.8%)
-----------------------------------------------------------------------------------------------------------
        134,600  Ask Jeeves, Inc. (NON)                                                           4,402,766
        343,400  Cognizant Technology Solutions Corp.
                 (NON)                                                                           10,477,134
        147,200  Fiserv, Inc. (NON)                                                               5,131,392
        322,000  Ingram Micro, Inc. Class A (NON)                                                 5,184,200
         60,000  Total Systems Services, Inc.                                                     1,514,400
        203,300  VeriSign, Inc. (NON)                                                             4,041,604
                                                                                              -------------
                                                                                                 30,751,496
Telecommunications (1.6%)
-----------------------------------------------------------------------------------------------------------
        886,600  American Tower Corp. Class A (NON)                                              13,609,309
        509,900  Crown Castle International Corp. (NON)                                           7,587,312
        187,100  Nextel Partners, Inc. (NON)                                                      3,102,118
             50  Sprint Corp. (FON Group)                                                             1,007
         92,800  Western Wireless Corp. Class A (NON)                                             2,385,888
                                                                                              -------------
                                                                                                 26,685,634
Textiles (0.4%)
-----------------------------------------------------------------------------------------------------------
         66,000  Columbia Sportswear Co. (NON)                                                    3,597,000
         51,200  Nike, Inc.                                                                       4,034,560
                                                                                              -------------
                                                                                                  7,631,560
Tobacco (0.4%)
-----------------------------------------------------------------------------------------------------------
        130,100  Altria Group, Inc.                                                               6,119,904

Waste Management (0.4%)
-----------------------------------------------------------------------------------------------------------
        146,600  Stericycle, Inc. (NON)                                                           6,728,940
                                                                                              -------------
                 Total Common stocks  (cost $1,481,103,103)                                  $1,617,716,922

Short-term investments (4.5%) (a) (cost $76,859,990)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $76,859,990  Putnam Prime Money Market Fund (e)                                             $76,859,990
                                                                                              -------------
                 Total Investments (cost $1,557,963,093) (b)                                 $1,694,576,912
-----------------------------------------------------------------------------------------------------------


Putnam VT New Opportunities Fund
-----------------------------------------------------------------------------
Futures contracts outstanding at September 30, 2004 (Unaudited)

                                                                   Unrealized
                                      Aggregate     Expiration   appreciation/
                           Value     face value           date  (depreciation)
-----------------------------------------------------------------------------
Nasdaq 100 (Long)     $8,505,000     $8,589,940         Dec-04       $(84,940)
Russell 2000 Index
Mini (Long)           21,238,000     21,172,812         Dec-04         65,188
S&P 500 Index (Long)  21,740,550     21,901,727         Dec-04       (161,177)
-----------------------------------------------------------------------------
                                                                    $(180,929)
-----------------------------------------------------------------------------


Putnam VT New Opportunities Fund
-----------------------------------------------------------------------------
Written options outstanding at September 30, 2004 (Unaudited)
(premium received $42,769)

Contract                                             Expiration date/
  amount                                                strike price    Value
-----------------------------------------------------------------------------
 $13,298  Apollo Group, Inc. Class A (Call)            Oct 04/$79.54   $8,713
  21,493  Ligand Pharmaceuticals, Inc. Class B (Call)  Oct 04/$12.33    1,814
  17,128  Microchip Technology Inc. (Call)             Oct 04/$31.31    2,227
  38,323  Mylan Laboratories, Inc. (Call)              Oct 04/$20.95    2,081
-----------------------------------------------------------------------------
                                                                      $14,835
-----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $1,690,849,655.

  (b) The aggregate identified cost on a tax basis is $1,598,129,963, resulting in gross unrealized appreciation and depreciation of $159,697,594 and $63,250,645, respectively, or net unrealized appreciation of $96,446,949.

(NON) Non-income-producing security.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $157,502 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT New Value Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (5.9%)
-----------------------------------------------------------------------------------------------------------
        322,100  Boeing Co. (The)                                                               $16,626,802
        315,800  Lockheed Martin Corp.                                                           17,615,324
                                                                                              -------------
                                                                                                 34,242,126
Airlines (0.9%)
-----------------------------------------------------------------------------------------------------------
        402,300  Southwest Airlines Co.                                                           5,479,326

Automotive (1.5%)
-----------------------------------------------------------------------------------------------------------
        160,900  Lear Corp.                                                                       8,761,005

Banking (10.7%)
-----------------------------------------------------------------------------------------------------------
        419,600  Bank of America Corp.                                                           18,181,268
         84,200  Commerce Bancorp, Inc. (S)                                                       4,647,840
         73,500  Northern Trust Corp.                                                             2,998,800
        175,800  State Street Corp.                                                               7,508,418
        589,000  U.S. Bancorp                                                                    17,022,100
        195,800  Wells Fargo & Co.                                                               11,675,554
                                                                                              -------------
                                                                                                 62,033,980
Building Materials (2.1%)
-----------------------------------------------------------------------------------------------------------
        353,900  Masco Corp.                                                                     12,220,167

Cable Television (0.5%)
-----------------------------------------------------------------------------------------------------------
         86,000  Liberty Media International, Inc. Class
                 A (NON)                                                                          2,869,132

Chemicals (3.9%)
-----------------------------------------------------------------------------------------------------------
         90,709  Avery Dennison Corp.                                                             5,966,838
        234,400  Dow Chemical Co. (The)                                                          10,590,192
        414,200  Hercules, Inc. (NON)                                                             5,902,350
                                                                                              -------------
                                                                                                 22,459,380
Coal (0.9%)
-----------------------------------------------------------------------------------------------------------
         91,100  Peabody Energy Corp.                                                             5,420,450

Commercial and Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        871,700  Service Corp. International (NON)                                                5,413,257

Computers (2.3%)
-----------------------------------------------------------------------------------------------------------
        717,976  Hewlett-Packard Co.                                                             13,462,050

Conglomerates (6.0%)
-----------------------------------------------------------------------------------------------------------
          4,700  Berkshire Hathaway, Inc. Class B (NON)                                          13,493,700
        696,600  Tyco International, Ltd. (Bermuda)                                              21,357,756
                                                                                              -------------
                                                                                                 34,851,456
Consumer Finance (3.2%)
-----------------------------------------------------------------------------------------------------------
        154,700  Countrywide Financial Corp.                                                      6,093,633
        241,320  MBNA Corp.                                                                       6,081,264
        390,500  Providian Financial Corp. (NON)                                                  6,068,370
                                                                                              -------------
                                                                                                 18,243,267
Containers (0.5%)
-----------------------------------------------------------------------------------------------------------
        170,100  Owens-Illinois, Inc. (NON)                                                       2,721,600

Electric Utilities (3.7%)
-----------------------------------------------------------------------------------------------------------
        130,200  Edison International                                                             3,451,602
        163,100  Exelon Corp.                                                                     5,984,139
         95,900  Great Plains Energy, Inc.                                                        2,795,485
        133,570  PG&E Corp. (NON)                                                                 4,060,528
        588,060  Sierra Pacific Resources (NON)                                                   5,263,137
                                                                                              -------------
                                                                                                 21,554,891
Electronics (2.9%)
-----------------------------------------------------------------------------------------------------------
        281,500  Intel Corp.                                                                      5,646,890
        192,500  Micron Technology, Inc. (NON)                                                    2,315,775
        360,700  Motorola, Inc.                                                                   6,507,028
        158,400  Vishay Intertechnology, Inc. (NON)                                               2,043,360
                                                                                              -------------
                                                                                                 16,513,053
Energy (1.6%)
-----------------------------------------------------------------------------------------------------------
        198,000  GlobalSantaFe Corp. (Cayman Islands)                                             6,068,700
        117,700  Varco International, Inc. (NON)                                                  3,156,714
                                                                                              -------------
                                                                                                  9,225,414
Financial (8.0%)
-----------------------------------------------------------------------------------------------------------
        518,500  Citigroup, Inc.                                                                 22,876,220
        293,400  Fannie Mae                                                                      18,601,560
         76,200  Freddie Mac                                                                      4,971,288
                                                                                              -------------
                                                                                                 46,449,068
Forest Products and Packaging (1.9%)
-----------------------------------------------------------------------------------------------------------
        150,300  Boise Cascade Corp.                                                              5,001,984
        294,700  Smurfit-Stone Container Corp. (NON)                                              5,708,339
                                                                                              -------------
                                                                                                 10,710,323
Health Care Services (2.4%)
-----------------------------------------------------------------------------------------------------------
         76,200  AmerisourceBergen Corp.                                                          4,092,702
         91,300  Cardinal Health, Inc.                                                            3,996,201
         86,300  CIGNA Corp.                                                                      6,009,069
                                                                                              -------------
                                                                                                 14,097,972
Homebuilding (0.5%)
-----------------------------------------------------------------------------------------------------------
         60,800  Lennar Corp.                                                                     2,894,080

Household Furniture and Appliances (0.6%)
-----------------------------------------------------------------------------------------------------------
         60,400  Whirlpool Corp.                                                                  3,629,436

Insurance (2.0%)
-----------------------------------------------------------------------------------------------------------
        149,000  ACE, Ltd. (Bermuda)                                                              5,968,940
         75,600  XL Capital, Ltd. Class A (Bermuda)                                               5,593,644
                                                                                              -------------
                                                                                                 11,562,584
Investment Banking/Brokerage (3.0%)
-----------------------------------------------------------------------------------------------------------
        433,900  JPMorgan Chase & Co.                                                            17,238,847

Machinery (1.3%)
-----------------------------------------------------------------------------------------------------------
        108,200  Ingersoll-Rand Co. Class A (Bermuda)                                             7,354,354

Media (2.5%)
-----------------------------------------------------------------------------------------------------------
        987,100  Liberty Media Corp. Class A (NON)                                                8,607,512
        254,000  Walt Disney Co. (The)                                                            5,727,700
                                                                                              -------------
                                                                                                 14,335,212
Metals (1.8%)
-----------------------------------------------------------------------------------------------------------
        316,620  Alcoa, Inc.                                                                     10,635,266

Natural Gas Utilities (0.9%)
-----------------------------------------------------------------------------------------------------------
        244,000  Southern Union Co. (NON) (S)                                                     5,002,000

Oil & Gas (7.4%)
-----------------------------------------------------------------------------------------------------------
        118,100  Amerada Hess Corp.                                                              10,510,900
        431,700  ExxonMobil Corp.                                                                20,864,061
        156,000  Marathon Oil Corp.                                                               6,439,680
        110,555  Unocal Corp.                                                                     4,753,865
                                                                                              -------------
                                                                                                 42,568,506
Pharmaceuticals (2.6%)
-----------------------------------------------------------------------------------------------------------
        281,200  Abbott Laboratories                                                             11,911,632
        247,100  King Pharmaceuticals, Inc. (NON)                                                 2,950,374
                                                                                              -------------
                                                                                                 14,862,006
Photography/Imaging (2.2%)
-----------------------------------------------------------------------------------------------------------
        894,500  Xerox Corp. (NON)                                                               12,594,560

Railroads (1.3%)
-----------------------------------------------------------------------------------------------------------
        125,050  Union Pacific Corp.                                                              7,327,930

Regional Bells (2.0%)
-----------------------------------------------------------------------------------------------------------
        292,600  Verizon Communications, Inc.                                                    11,522,588

Restaurants (2.6%)
-----------------------------------------------------------------------------------------------------------
        257,700  Darden Restaurants, Inc.                                                         6,009,564
        311,300  McDonald's Corp.                                                                 8,725,739
                                                                                              -------------
                                                                                                 14,735,303
Retail (6.0%)
-----------------------------------------------------------------------------------------------------------
        448,700  Home Depot, Inc. (The)                                                          17,589,040
         75,550  JC Penney Co., Inc. (Holding Co.)                                                2,665,404
        283,200  Limited Brands                                                                   6,312,528
        311,400  Office Depot, Inc. (NON)                                                         4,680,342
        929,700  Rite Aid Corp. (NON)                                                             3,272,544
                                                                                              -------------
                                                                                                 34,519,858
Tobacco (2.6%)
-----------------------------------------------------------------------------------------------------------
        315,700  Altria Group, Inc.                                                              14,850,528
                                                                                              -------------
                 Total Common stocks  (cost $470,165,094)                                      $572,360,975

Convertible preferred stocks (0.6%) (a) (cost $2,276,226)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         44,000  Xerox Corp. 144A $3.75 cv. pfd.                                                 $3,426,500

Short-term investments (1.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,171,837  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004. (d)                                                       $5,167,200
        587,377  Putnam Prime Money Market Fund (e)                                                 587,377
                                                                                              -------------
                 Total Short-term investments  (cost $5,754,577)                                 $5,754,577
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $478,195,897)  (b)                                    $581,542,052
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $577,530,744.

  (b) The aggregate identified cost on a tax basis is $486,487,059, resulting in gross unrealized appreciation and depreciation of $106,013,068 and $10,958,075, respectively, or net unrealized appreciation of $95,054,993.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $5,044,882. The fund received cash collateral of $5,167,200 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $11,106 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT OTC & Emerging Growth Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (95.4%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.7%)
-----------------------------------------------------------------------------------------------------------
         15,300  Alliant Techsystems, Inc. (NON)                                                   $925,650
         18,200  United Defense Industries, Inc. (NON)                                              727,818
                                                                                              -------------
                                                                                                  1,653,468

Automotive (0.5%)
-----------------------------------------------------------------------------------------------------------
         11,500  Autoliv, Inc.                                                                      464,600

Banking (2.9%)
-----------------------------------------------------------------------------------------------------------
          8,600  Commerce Bancorp, Inc.                                                             474,720
         14,200  Investors Financial Services Corp.                                                 640,846
          8,000  Pacific Capital Bancorp.                                                           236,640
         35,500  TCF Financial Corp.                                                              1,075,295
         12,000  Texas Regional Bancshares, Inc.                                                    373,080
                                                                                              -------------
                                                                                                  2,800,581

Biotechnology (5.5%)
-----------------------------------------------------------------------------------------------------------
         35,204  Amylin Pharmaceuticals, Inc. (NON)                                                 722,386
         12,600  Celgene Corp. (NON)                                                                733,698
         22,700  Connetics Corp. (NON)                                                              613,354
         25,700  Medicines Co. (NON)                                                                620,398
         22,100  MGI Pharma, Inc. (NON)                                                             589,849
         14,200  Neurocrine Biosciences, Inc. (NON)                                                 669,672
         13,800  Onyx Pharmaceuticals, Inc. (NON)                                                   593,538
         11,564  OSI Pharmaceuticals, Inc. (NON)                                                    710,723
                                                                                              -------------
                                                                                                  5,253,618

Coal (0.8%)
-----------------------------------------------------------------------------------------------------------
         21,600  CONSOL Energy, Inc.                                                                753,624

Commercial and Consumer Services (2.8%)
-----------------------------------------------------------------------------------------------------------
         15,600  Choicepoint, Inc. (NON)                                                            665,340
          9,900  Corporate Executive Board Co. (The)                                                606,276
         10,100  Manpower, Inc.                                                                     449,349
         38,000  Robert Half International, Inc.                                                    979,260
                                                                                              -------------
                                                                                                  2,700,225

Communications Equipment (4.5%)
-----------------------------------------------------------------------------------------------------------
         27,400  ADTRAN, Inc.                                                                       621,432
         48,900  Aspect Communications Corp. (NON)                                                  485,577
         36,700  Comverse Technology, Inc. (NON)                                                    691,061
         14,800  F5 Networks, Inc. (NON)                                                            450,808
          6,300  Harris Corp.                                                                       346,122
         30,000  Juniper Networks, Inc. (NON)                                                       708,000
         48,280  Sonus Networks, Inc. (NON)                                                         271,816
         43,600  Tekelec (NON)                                                                      727,248
                                                                                              -------------
                                                                                                  4,302,064

Computers (1.7%)
-----------------------------------------------------------------------------------------------------------
         15,400  Catapult Communications Corp. (NON)                                                290,136
         20,800  Network Appliance, Inc. (NON)                                                      478,400
         35,000  Seagate Technology (Cayman Islands)
                 (NON)                                                                              473,200
          9,500  Verint Systems, Inc. (NON)                                                         349,980
                                                                                              -------------
                                                                                                  1,591,716

Consumer Finance (0.7%)
-----------------------------------------------------------------------------------------------------------
         14,500  First Marblehead Corp. (The) (NON)                                                 672,800

Consumer Goods (1.8%)
-----------------------------------------------------------------------------------------------------------
         12,000  Energizer Holdings, Inc. (NON)                                                     553,200
         40,800  Yankee Candle Co., Inc. (The) (NON)                                              1,181,568
                                                                                              -------------
                                                                                                  1,734,768

Consumer Services (1.6%)
-----------------------------------------------------------------------------------------------------------
         21,200  Alliance Data Systems Corp. (NON)                                                  859,872
         12,900  Getty Images, Inc. (Canada) (NON)                                                  713,370
                                                                                              -------------
                                                                                                  1,573,242

Distribution (0.7%)
-----------------------------------------------------------------------------------------------------------
         15,200  Beacon Roofing Supply, Inc. (NON)                                                  249,280
         14,000  SCP Pool Corp.                                                                     374,360
                                                                                              -------------
                                                                                                    623,640

Distributors (1.0%)
-----------------------------------------------------------------------------------------------------------
         30,200  Hughes Supply, Inc.                                                                908,114

Electronics (6.0%)
-----------------------------------------------------------------------------------------------------------
         71,200  Brooks Automation, Inc. (NON)                                                    1,007,480
         43,900  Cypress Semiconductor Corp. (NON)                                                  388,076
        117,400  Integrated Device Technology, Inc. (NON)                                         1,118,822
          6,500  International Rectifier Corp. (NON)                                                222,950
         16,000  Jabil Circuit, Inc. (NON)                                                          368,000
         36,300  Marvell Technology Group, Ltd. (Bermuda)
                 (NON)                                                                              948,519
         45,700  PerkinElmer, Inc.                                                                  786,954
         74,300  Skyworks Solutions, Inc. (NON)                                                     705,850
         12,300  Vishay Intertechnology, Inc. (NON)                                                 158,670
                                                                                              -------------
                                                                                                  5,705,321

Energy (2.0%)
-----------------------------------------------------------------------------------------------------------
         11,200  BJ Services Co.                                                                    586,992
          9,600  CAL Dive International, Inc. (NON)                                                 341,952
         10,000  ENSCO International, Inc.                                                          326,700
         13,400  Nabors Industries, Ltd. (Bermuda) (NON)                                            634,490
                                                                                              -------------
                                                                                                  1,890,134

Financial (0.8%)
-----------------------------------------------------------------------------------------------------------
          4,800  Chicago Mercantile Exchange                                                        774,240

Food (0.1%)
-----------------------------------------------------------------------------------------------------------
          2,700  7-Eleven, Inc. (NON)                                                                53,946

Gaming & Lottery (1.3%)
-----------------------------------------------------------------------------------------------------------
         47,700  GTECH Holdings Corp.                                                             1,207,764

Health Care Services (9.9%)
-----------------------------------------------------------------------------------------------------------
         15,000  American Healthways, Inc. (NON)                                                    436,650
         16,400  AMERIGROUP Corp. (NON)                                                             922,500
         26,200  Community Health Systems, Inc. (NON)                                               699,016
         12,000  Coventry Health Care, Inc. (NON)                                                   640,440
         18,700  Fisher Scientific International, Inc.
                 (NON)                                                                            1,090,771
         46,900  Health Management Associates, Inc.                                                 958,167
         11,700  Henry Schein, Inc. (NON)                                                           729,027
         26,100  Manor Care, Inc.                                                                   781,956
         13,500  Pediatrix Medical Group, Inc. (NON)                                                740,475
         10,600  United Surgical Partners International,
                 Inc. (NON)                                                                         364,110
         17,200  Universal Health Services, Inc. Class B                                            748,200
         38,400  VCA Antech, Inc. (NON)                                                             792,192
         14,200  WellChoice, Inc. (NON)                                                             530,086
                                                                                              -------------
                                                                                                  9,433,590

Homebuilding (2.8%)
-----------------------------------------------------------------------------------------------------------
         12,500  Hovnanian Enterprises, Inc. Class A
                 (NON)                                                                              501,250
         14,300  Lennar Corp.                                                                       680,680
          1,400  NVR, Inc. (NON)                                                                    771,400
          7,400  Ryland Group, Inc.                                                                 685,684
                                                                                              -------------
                                                                                                  2,639,014

Insurance (0.8%)
-----------------------------------------------------------------------------------------------------------
         17,300  W.R. Berkley Corp.                                                                 729,368

Investment Banking/Brokerage (2.8%)
-----------------------------------------------------------------------------------------------------------
         58,700  Ameritrade Holding Corp. Class A (NON)                                             704,987
         63,200  E*Trade Group, Inc. (NON)                                                          721,744
         20,600  Eaton Vance Corp.                                                                  832,034
          7,600  T. Rowe Price Group, Inc.                                                          387,144
                                                                                              -------------
                                                                                                  2,645,909

Leisure (1.8%)
-----------------------------------------------------------------------------------------------------------
         13,900  Polaris Industries, Inc.                                                           775,898
         28,100  Winnebago Industries, Inc.                                                         973,384
                                                                                              -------------
                                                                                                  1,749,282

Lodging/Tourism (2.1%)
-----------------------------------------------------------------------------------------------------------
          8,300  Choice Hotels International, Inc.                                                  477,997
         64,200  Hilton Hotels Corp.                                                              1,209,528
         42,200  La Quinta Corp. (NON)                                                              329,160
                                                                                              -------------
                                                                                                  2,016,685

Machinery (0.7%)
-----------------------------------------------------------------------------------------------------------
         20,800  MSC Industrial Direct Co., Inc. Class A                                            708,864

Manufacturing (1.8%)
-----------------------------------------------------------------------------------------------------------
         23,350  IDEX Corp.                                                                         792,966
         16,350  Roper Industries, Inc.                                                             939,471
                                                                                              -------------
                                                                                                  1,732,437

Medical Technology (4.9%)
-----------------------------------------------------------------------------------------------------------
         22,300  C.R. Bard, Inc.                                                                  1,262,849
          9,400  Dade Behring Holdings, Inc. (NON)                                                  523,749
         15,715  Kinetic Concepts, Inc. (NON)                                                       825,823
         13,300  Respironics, Inc. (NON)                                                            710,752
         20,500  Varian Medical Systems, Inc. (NON)                                                 708,685
         14,400  Waters Corp. (NON)                                                                 635,040
                                                                                              -------------
                                                                                                  4,666,898

Oil & Gas (0.7%)
-----------------------------------------------------------------------------------------------------------
         21,000  XTO Energy, Inc.                                                                   682,080

Pharmaceuticals (1.6%)
-----------------------------------------------------------------------------------------------------------
         16,100  Cephalon, Inc. (NON)                                                               771,190
         29,875  IVAX Corp. (NON)                                                                   572,106
         10,995  Salix Pharmaceuticals, Ltd. (NON)                                                  236,612
                                                                                              -------------
                                                                                                  1,579,908

Restaurants (1.2%)
-----------------------------------------------------------------------------------------------------------
         19,900  CEC Entertainment, Inc. (NON)                                                      731,325
          8,800  Red Robin Gourmet Burgers, Inc. (NON)                                              384,296
                                                                                              -------------
                                                                                                  1,115,621

Retail (7.3%)
-----------------------------------------------------------------------------------------------------------
         30,300  Advance Auto Parts, Inc. (NON)                                                   1,042,320
         13,400  Barnes & Noble, Inc. (NON)                                                         495,800
         26,500  Michaels Stores, Inc.                                                            1,569,065
         31,400  PETCO Animal Supplies, Inc. (NON)                                                1,025,524
         27,000  PETsMART, Inc.                                                                     766,530
         28,300  Rent-A-Center, Inc. (NON)                                                          731,838
         56,200  Ross Stores, Inc.                                                                1,317,328
                                                                                              -------------
                                                                                                  6,948,405

Schools (0.4%)
-----------------------------------------------------------------------------------------------------------
         14,200  Education Management Corp. (NON)                                                   378,288

Semiconductor (1.6%)
-----------------------------------------------------------------------------------------------------------
         12,800  Cognex Corp.                                                                       335,360
         39,900  Lam Research Corp. (NON)                                                           873,012
         49,900  LTX Corp. (NON)                                                                    269,959
                                                                                              -------------
                                                                                                  1,478,331

Shipping (2.3%)
-----------------------------------------------------------------------------------------------------------
         15,900  EGL, Inc. (NON)                                                                    481,134
          7,700  Expeditors International of Washington,
                 Inc.                                                                               398,090
         22,800  Heartland Express, Inc.                                                            420,660
         24,400  J. B. Hunt Transport Services, Inc.                                                906,216
                                                                                              -------------
                                                                                                  2,206,100

Software (7.8%)
-----------------------------------------------------------------------------------------------------------
         47,900  Akamai Technologies, Inc. (NON)                                                    672,995
         54,400  Amdocs, Ltd. (Guernsey) (NON)                                                    1,187,552
         20,200  Avid Technology, Inc. (NON)                                                        946,775
         69,800  Citrix Systems, Inc. (NON)                                                       1,222,896
         38,600  Cognos, Inc. (Canada) (NON)                                                      1,371,072
         13,700  Mercury Interactive Corp. (NON)                                                    477,856
         47,100  RSA Security, Inc. (NON)                                                           909,030
         71,400  TIBCO Software, Inc. (NON)                                                         607,614
                                                                                              -------------
                                                                                                  7,395,790

Technology Services (2.2%)
-----------------------------------------------------------------------------------------------------------
         24,600  Ask Jeeves, Inc. (NON)                                                             804,666
         28,400  Cognizant Technology Solutions Corp.
                 (NON)                                                                              866,485
         60,400  Sapient Corp. (NON)                                                                460,852
                                                                                              -------------
                                                                                                  2,132,003

Telecommunications (3.0%)
-----------------------------------------------------------------------------------------------------------
         79,000  American Tower Corp. Class A (NON) (SEG)                                         1,212,650
         24,500  Carrier Access Corp. (NON)                                                         170,275
         33,000  Crown Castle International Corp. (NON)                                             491,040
         21,400  Novatel Wireless, Inc. (NON)                                                       502,900
         10,900  Spectrasite, Inc. (NON)                                                            506,850
                                                                                              -------------
                                                                                                  2,883,715

Telephone (0.4%)
-----------------------------------------------------------------------------------------------------------
          4,600  Telephone and Data Systems, Inc.                                                   387,182

Transportation (0.8%)
-----------------------------------------------------------------------------------------------------------
         12,500  UTI Worldwide, Inc.                                                                735,125

Waste Management (2.1%)
-----------------------------------------------------------------------------------------------------------
         24,700  Stericycle, Inc. (NON)                                                           1,133,730
         26,150  Waste Connections, Inc. (NON)                                                      828,432
                                                                                              -------------
                                                                                                  1,962,162
                                                                                              -------------
                 Total Common stocks  (cost $80,258,137)                                        $90,870,622

Short-term investments (4.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $4,380,262  Putnam Prime Money Market Fund (e)                                              $4,380,262
                                                                                              -------------
                 Total Short-term investments  (cost $4,380,262)                                 $4,380,262
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $84,638,399)(b)                                        $95,250,884
-----------------------------------------------------------------------------------------------------------


Putnam VT OTC & Emerging Growth Fund
----------------------------------------------------------------------------
Futures contracts outstanding at September 30, 2004 (Unaudited)

                                         Aggregate  Expiration    Unrealized
                             Value     face value         date  depreciation
----------------------------------------------------------------------------
S&P 500 Index (Long)      $836,175       $837,983     12/17/04       $(1,808)
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $95,269,008.

  (b) The aggregate identified cost on a tax basis is $90,783,072, resulting in gross unrealized appreciation and depreciation of $8,408,183 and $3,940,371 respectively, or net unrealized depreciation of $4,467,812.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30,2004.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $17,737 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received, is recorded as an addition to cost of investments. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.
      The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please, see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.





Putnam VT Research Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.8%)
-----------------------------------------------------------------------------------------------------------
         25,400  Omnicom Group, Inc.                                                             $1,855,724

Aerospace and Defense (2.7%)
-----------------------------------------------------------------------------------------------------------
         39,700  Boeing Co. (The)                                                                 2,049,314
         35,400  Lockheed Martin Corp.                                                            1,974,612
         21,900  United Technologies Corp.                                                        2,045,022
                                                                                              -------------
                                                                                                  6,068,948

Airlines (0.5%)
-----------------------------------------------------------------------------------------------------------
         81,000  Southwest Airlines Co.                                                           1,103,220

Automotive (1.1%)
-----------------------------------------------------------------------------------------------------------
         24,000  Lear Corp.                                                                       1,306,800
         16,300  Toyota Motor Corp. ADR (Japan)                                                   1,244,994
                                                                                              -------------
                                                                                                  2,551,794

Banking (5.6%)
-----------------------------------------------------------------------------------------------------------
         64,900  Commerce Bancorp, Inc. (S)                                                       3,582,480
         74,400  Fifth Third Bancorp                                                              3,661,968
         47,400  State Street Corp.                                                               2,024,454
         55,400  Wells Fargo & Co.                                                                3,303,502
                                                                                              -------------
                                                                                                 12,572,404

Beverage (2.8%)
-----------------------------------------------------------------------------------------------------------
         94,600  Coca-Cola Co. (The)                                                              3,788,730
         53,400  PepsiCo, Inc.                                                                    2,597,910
                                                                                              -------------
                                                                                                  6,386,640

Biotechnology (1.3%)
-----------------------------------------------------------------------------------------------------------
         39,100  Amgen, Inc. (NON)                                                                2,216,188
         13,400  Genzyme Corp. (NON)                                                                729,094
                                                                                              -------------
                                                                                                  2,945,282

Broadcasting (1.1%)
-----------------------------------------------------------------------------------------------------------
         71,200  Viacom, Inc. Class B                                                             2,389,472

Building Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
         34,500  Vulcan Materials Co.                                                             1,757,775

Cable Television (0.5%)
-----------------------------------------------------------------------------------------------------------
         39,100  Echostar Communications Corp. Class A
                 (NON)                                                                            1,216,792

Coal (1.0%)
-----------------------------------------------------------------------------------------------------------
         37,300  Peabody Energy Corp.                                                             2,219,350

Commercial and Consumer Services (1.3%)
-----------------------------------------------------------------------------------------------------------
         27,000  Cintas Corp.                                                                     1,135,080
         19,700  eBay, Inc. (NON)                                                                 1,811,218
                                                                                              -------------
                                                                                                  2,946,298

Communications Equipment (2.1%)
-----------------------------------------------------------------------------------------------------------
        255,500  Cisco Systems, Inc. (NON)                                                        4,624,550

Computers (2.3%)
-----------------------------------------------------------------------------------------------------------
        238,300  EMC Corp. (NON)                                                                  2,749,982
        131,400  Hewlett-Packard Co.                                                              2,463,750
                                                                                              -------------
                                                                                                  5,213,732

Conglomerates (4.5%)
-----------------------------------------------------------------------------------------------------------
        179,400  General Electric Co.                                                             6,024,252
        134,900  Tyco International, Ltd. (Bermuda)                                               4,136,034
                                                                                              -------------
                                                                                                 10,160,286

Construction (0.7%)
-----------------------------------------------------------------------------------------------------------
        854,000  Aggregate Industries PLC (United
                 Kingdom)                                                                         1,475,611

Consumer Finance (3.2%)
-----------------------------------------------------------------------------------------------------------
         29,500  Capital One Financial Corp.                                                      2,180,050
         41,900  Countrywide Financial Corp.                                                      1,650,441
         79,500  MBNA Corp.                                                                       2,003,400
         96,200  Providian Financial Corp. (NON)                                                  1,494,948
                                                                                              -------------
                                                                                                  7,328,839

Consumer Goods (1.7%)
-----------------------------------------------------------------------------------------------------------
         23,100  Alberto-Culver Co.                                                               1,004,388
         63,100  Avon Products, Inc.                                                              2,756,208
                                                                                              -------------
                                                                                                  3,760,596

Electric Utilities (2.9%)
-----------------------------------------------------------------------------------------------------------
         50,000  Edison International                                                             1,325,500
         24,300  Entergy Corp.                                                                    1,472,823
         42,900  Exelon Corp.                                                                     1,574,001
         37,800  PG&E Corp. (NON)                                                                 1,149,120
         34,100  Wisconsin Energy Corp.                                                           1,087,790
                                                                                              -------------
                                                                                                  6,609,234

Electronics (3.5%)
-----------------------------------------------------------------------------------------------------------
         50,200  Analog Devices, Inc.                                                             1,946,756
        217,200  Intel Corp.                                                                      4,357,032
         81,300  Motorola, Inc.                                                                   1,466,652
                                                                                              -------------
                                                                                                  7,770,440

Energy (2.5%)
-----------------------------------------------------------------------------------------------------------
         21,200  Cooper Cameron Corp. (NON)                                                       1,162,608
         33,700  GlobalSantaFe Corp. (Cayman Islands)                                             1,032,905
         46,900  Noble Corp. (Cayman Islands) (NON)                                               2,108,155
         45,700  Varco International, Inc. (NON)                                                  1,225,674
                                                                                              -------------
                                                                                                  5,529,342

Financial (6.7%)
-----------------------------------------------------------------------------------------------------------
        187,600  Citigroup, Inc.                                                                  8,276,912
         72,200  Fannie Mae                                                                       4,577,480
         34,900  Freddie Mac                                                                      2,276,876
                                                                                              -------------
                                                                                                 15,131,268

Health Care Services (2.4%)
-----------------------------------------------------------------------------------------------------------
         17,100  AmerisourceBergen Corp.                                                            918,441
         68,800  Cardinal Health, Inc.                                                            3,011,376
         10,400  Express Scripts, Inc. Class A (NON)                                                679,536
          8,100  Quest Diagnostics, Inc.                                                            714,582
                                                                                              -------------
                                                                                                  5,323,935

Homebuilding (1.1%)
-----------------------------------------------------------------------------------------------------------
         49,600  Lennar Corp.                                                                     2,360,960

Insurance (3.1%)
-----------------------------------------------------------------------------------------------------------
         60,400  ACE, Ltd. (Cayman Islands)                                                       2,419,624
         21,600  Hartford Financial Services Group, Inc.
                 (The)                                                                            1,337,688
         16,100  MetLife, Inc.                                                                      622,265
         19,600  St. Paul Travelers Cos., Inc. (The)                                                647,976
         26,000  XL Capital, Ltd. Class A (Cayman
                 Islands)                                                                         1,923,740
                                                                                              -------------
                                                                                                  6,951,293

Investment Banking/Brokerage (1.6%)
-----------------------------------------------------------------------------------------------------------
         19,600  Lehman Brothers Holdings, Inc.                                                   1,562,512
         42,200  Morgan Stanley                                                                   2,080,460
                                                                                              -------------
                                                                                                  3,642,972

Leisure (0.6%)
-----------------------------------------------------------------------------------------------------------
         22,600  Harley-Davidson, Inc.                                                            1,343,344

Lodging/Tourism (1.2%)
-----------------------------------------------------------------------------------------------------------
         51,500  Cendant Corp.                                                                    1,112,400
         35,900  Royal Caribbean Cruises, Ltd. (Liberia)                                          1,565,240
                                                                                              -------------
                                                                                                  2,677,640

Machinery (1.0%)
-----------------------------------------------------------------------------------------------------------
         31,800  Ingersoll-Rand Co. Class A (Bermuda)                                             2,161,446

Manufacturing (0.7%)
-----------------------------------------------------------------------------------------------------------
         16,900  Illinois Tool Works, Inc.                                                        1,574,573

Media (0.9%)
-----------------------------------------------------------------------------------------------------------
         71,800  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                            1,991,732

Medical Technology (1.5%)
-----------------------------------------------------------------------------------------------------------
         66,200  Medtronic, Inc.                                                                  3,435,780

Metals (0.7%)
-----------------------------------------------------------------------------------------------------------
         50,200  Alcoa, Inc.                                                                      1,686,218

Oil & Gas (4.8%)
-----------------------------------------------------------------------------------------------------------
         13,100  Amerada Hess Corp.                                                               1,165,900
        163,800  ExxonMobil Corp.                                                                 7,916,454
         39,600  Marathon Oil Corp.                                                               1,634,688
                                                                                              -------------
                                                                                                 10,717,042

Pharmaceuticals (7.8%)
-----------------------------------------------------------------------------------------------------------
         55,300  Abbott Laboratories                                                              2,342,508
         35,100  Forest Laboratories, Inc. (NON)                                                  1,578,798
         64,100  Johnson & Johnson                                                                3,610,753
        257,400  Pfizer, Inc.                                                                     7,876,440
         57,600  Wyeth                                                                            2,154,240
                                                                                              -------------
                                                                                                 17,562,739

Photography/Imaging (0.7%)
-----------------------------------------------------------------------------------------------------------
        108,000  Xerox Corp. (NON)                                                                1,520,640

Regional Bells (1.7%)
-----------------------------------------------------------------------------------------------------------
         95,500  Verizon Communications, Inc.                                                     3,760,790

Restaurants (1.7%)
-----------------------------------------------------------------------------------------------------------
         61,700  McDonald's Corp.                                                                 1,729,451
         27,300  Starbucks Corp. (NON)                                                            1,241,058
         23,100  Yum! Brands, Inc.                                                                  939,246
                                                                                              -------------
                                                                                                  3,909,755

Retail (6.7%)
-----------------------------------------------------------------------------------------------------------
         25,100  AutoZone, Inc. (NON)                                                             1,938,975
         61,600  Family Dollar Stores, Inc.                                                       1,669,360
         58,600  Kohl's Corp. (NON)                                                               2,823,934
        108,500  Lowe's Cos., Inc.                                                                5,896,975
         48,500  Ross Stores, Inc.                                                                1,136,840
         53,400  Staples, Inc.                                                                    1,592,388
                                                                                              -------------
                                                                                                 15,058,472

Software (5.4%)
-----------------------------------------------------------------------------------------------------------
         23,600  Adobe Systems, Inc.                                                              1,167,492
        108,300  BEA Systems, Inc. (NON)                                                            748,353
        259,600  Microsoft Corp. (SEG)                                                            7,177,940
        269,300  Oracle Corp. (NON)                                                               3,037,704
                                                                                              -------------
                                                                                                 12,131,489

Technology Services (2.1%)
-----------------------------------------------------------------------------------------------------------
         20,700  Affiliated Computer Services, Inc. Class
                 A (NON)                                                                          1,152,369
         59,300  Automatic Data Processing, Inc.                                                  2,450,276
         35,300  Fiserv, Inc. (NON)                                                               1,230,558
                                                                                              -------------
                                                                                                  4,833,203

Telecommunications (2.0%)
-----------------------------------------------------------------------------------------------------------
         64,000  Nextel Communications, Inc. Class A
                 (NON)                                                                            1,525,760
         41,900  Sprint Corp. (FON Group)                                                           843,447
         92,400  Vodafone Group PLC ADR (United Kingdom)                                          2,227,764
                                                                                              -------------
                                                                                                  4,596,971

Tobacco (1.9%)
-----------------------------------------------------------------------------------------------------------
         90,100  Altria Group, Inc.                                                               4,238,304
                                                                                              -------------
                 Total Common stocks  (cost $217,928,651)                                      $223,096,895

Short-term investments (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $826,846  Putnam Prime Money Market Fund (e)                                                $826,846
        568,510  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                           568,000
                                                                                              -------------
                 Total Short-term investments  (cost $1,394,846)                                 $1,394,846
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $219,323,497) (b)                                     $224,491,741
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at September 30, 2004 (Unaudited) (aggregate face value $120,560)

                              Aggregate     Delivery             Unrealized
             Value           face value       date              appreciation
----------------------------------------------------------------------------
Euro       $123,766            $120,560     12/15/04                  $3,206
----------------------------------------------------------------------------


Forward currency contracts to sell at September 30, 2004 (Unaudited) (aggregate face value $4,513,736)
                                                                 Unrealized
                                Aggregate      Delivery         appreciation/
                   Value       face value        date         (depreciation)
----------------------------------------------------------------------------
British Pound   $3,439,520     $3,405,871      12/15/04             $(33,649)
Japanese Yen     1,104,162      1,107,865      12/15/04                3,703
----------------------------------------------------------------------------
                                                                    $(29,946)
----------------------------------------------------------------------------


Futures contracts outstanding at September 30, 2004 (Unaudited)

                                Aggregate     Expiration         Unrealized
                   Value       face value        date           appreciation
----------------------------------------------------------------------------
S&P 500 Index
(Long)           $278,725       $278,629        Dec-04                   $96
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $224,804,420.

  (b) The aggregate identified cost on a tax basis is $223,847,794, resulting in gross unrealized appreciation and depreciation of $9,943,052 and $9,299,105, respectively, or net unrealized appreciation of $643,947.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $556,000. The fund received cash collateral of $568,000 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $15,146 for the period ended September 30, 2004.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. [cont] The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Small Cap Value Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (98.4%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.2%)
-----------------------------------------------------------------------------------------------------------
         57,900  Valassis Communications, Inc. (NON)                                             $1,712,682

Aerospace and Defense (3.8%)
-----------------------------------------------------------------------------------------------------------
        738,750  AAR Corp. (NON) (S)                                                              9,197,425
         54,400  Curtiss-Wright Corp.                                                             3,113,312
        101,200  Heico Corp.                                                                      1,789,216
         23,200  Heico Corp. Class A                                                                312,736
         89,300  Herley Industries, Inc. (NON)                                                    1,669,017
        119,100  Innovative Solutions & Support, Inc.
                 (NON)                                                                            2,921,523
        163,200  Teledyne Technologies, Inc. (NON)                                                4,086,528
         78,300  United Defense Industries, Inc. (NON)                                            3,131,217
                                                                                              -------------
                                                                                                 26,220,974
Airlines (1.0%)
-----------------------------------------------------------------------------------------------------------
        133,000  Airtran Holdings, Inc. (NON) (S)                                                 1,324,680
        361,700  SkyWest, Inc.                                                                    5,443,585
                                                                                              -------------
                                                                                                  6,768,265
Automotive (0.3%)
-----------------------------------------------------------------------------------------------------------
         30,000  CLARCOR, Inc.                                                                    1,430,100
        308,800  Tower Automotive, Inc. (NON) (S)                                                   645,392
                                                                                              -------------
                                                                                                  2,075,492
Banking (11.4%)
-----------------------------------------------------------------------------------------------------------
        502,100  BankAtlantic Bancorp, Inc. Class A                                               9,198,472
        372,000  Brookline Bancorp, Inc. (S)                                                      5,829,240
        254,300  Colonial Bancgroup, Inc.                                                         5,200,435
        182,900  Commercial Federal Corp.                                                         4,934,642
         62,900  East West Bancorp, Inc. (S)                                                      2,112,811
         43,800  First Community Bancorp                                                          1,795,800
        106,400  First Niagara Financial Group, Inc. (S)                                          1,423,632
        165,220  Flagstar Bancorp, Inc.                                                           3,515,882
        135,250  Greater Bay Bancorp (S)                                                          3,888,438
        129,000  Hudson United Bancorp                                                            4,753,650
        196,100  Irwin Financial Corp.                                                            5,063,302
        489,500  Netbank, Inc. (S)                                                                4,899,895
        104,700  NewAlliance Bancshares, Inc.                                                     1,502,445
         56,700  Oriental Financial Group                                                         1,534,302
        151,500  Provident Bankshares Corp.                                                       5,082,825
        277,870  Republic Bancorp, Inc.                                                           4,279,198
         46,400  Sovereign Bancorp, Inc.                                                          1,012,448
        224,200  Sterling Bancshares, Inc. (S)                                                    3,015,490
         85,300  W Holding Co., Inc.                                                              1,620,700
         80,000  Webster Financial Corp.                                                          3,951,200
         48,600  Westcorp                                                                         2,066,472
         35,100  Wintrust Financial Corp.                                                         2,010,528
                                                                                              -------------
                                                                                                 78,691,807
Basic Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
        170,900  Ameron International Corp.                                                       5,622,610

Broadcasting (0.3%)
-----------------------------------------------------------------------------------------------------------
        333,500  Sinclair Broadcast Group, Inc. Class A                                           2,434,550

Building Materials (2.2%)
-----------------------------------------------------------------------------------------------------------
        538,000  Apogee Enterprises, Inc.                                                         6,956,340
        305,300  Interface, Inc. Class A (NON) (S)                                                2,448,506
        387,800  Lennox International, Inc.                                                       5,793,732
                                                                                              -------------
                                                                                                 15,198,578
Capital Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
         46,200  Bandag, Inc.                                                                     2,023,560

Chemicals (5.7%)
-----------------------------------------------------------------------------------------------------------
         26,300  A. Schulman, Inc.                                                                  579,652
        126,800  Airgas, Inc.                                                                     3,052,076
        972,200  Crompton Corp.                                                                   9,226,178
         38,100  Great Lakes Chemical Corp. (S)                                                     975,360
        162,600  H.B. Fuller Co. (S)                                                              4,455,240
        978,800  Omnova Solutions, Inc. (NON)                                                     5,902,164
      1,079,500  PolyOne Corp. (NON)                                                              8,117,840
        110,500  RPM, Inc.                                                                        1,950,325
        302,700  Tredegar Corp.                                                                   5,509,140
                                                                                              -------------
                                                                                                 39,767,975
Commercial and Consumer Services (2.1%)
-----------------------------------------------------------------------------------------------------------
          8,400  4Kids Entertainment, Inc. (NON)                                                    169,680
         82,100  Banta Corp.                                                                      3,263,475
        127,100  Brink's Co. (The)                                                                3,834,607
         92,300  Catalina Marketing Corp. (S)                                                     2,130,284
        214,500  ePlus, Inc. (NON)                                                                2,243,885
        202,400  MPS Group, Inc. (NON) (S)                                                        1,702,184
        117,200  RemedyTemp, Inc. Class A (NON)                                                   1,223,568
                                                                                              -------------
                                                                                                 14,567,683
Communications Equipment (0.9%)
-----------------------------------------------------------------------------------------------------------
        245,500  Arris Group, Inc. (NON)                                                          1,281,510
        227,600  Inter-Tel, Inc.                                                                  4,920,712
                                                                                              -------------
                                                                                                  6,202,222
Computers (0.7%)
-----------------------------------------------------------------------------------------------------------
         62,600  Anixter International, Inc. (S)                                                  2,196,634
        239,700  Iomega Corp. (NON)                                                               1,114,605
        131,800  Xyratex Ltd. (Bermuda) (NON)                                                     1,535,470
                                                                                              -------------
                                                                                                  4,846,709
Conglomerates (2.0%)
-----------------------------------------------------------------------------------------------------------
        115,700  AMETEK, Inc.                                                                     3,508,024
        139,900  Crane Co. (Australia)                                                            4,045,908
        380,000  Walter Industries, Inc.                                                          6,087,600
                                                                                              -------------
                                                                                                 13,641,532
Consumer Finance (0.3%)
-----------------------------------------------------------------------------------------------------------
        101,300  AmeriCredit Corp. (NON)                                                          2,115,144

Consumer Goods (1.4%)
-----------------------------------------------------------------------------------------------------------
        156,500  American Greetings Corp. Class A                                                 3,931,280
        116,600  Elizabeth Arden, Inc. (NON)                                                      2,455,596
        125,300  Rayovac Corp. (NON)                                                              3,301,655
                                                                                              -------------
                                                                                                  9,688,531
Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        274,200  Ikon Office Solutions, Inc. (S)                                                  3,295,884
        476,300  Stewart Enterprises, Inc. Class A (NON)                                          3,310,285
                                                                                              -------------
                                                                                                  6,606,169
Distributors (0.7%)
-----------------------------------------------------------------------------------------------------------
        171,500  Hughes Supply, Inc.                                                              5,157,005

Electric Utilities (0.6%)
-----------------------------------------------------------------------------------------------------------
        483,050  Sierra Pacific Resources (NON)                                                   4,323,298

Electrical Equipment (1.4%)
-----------------------------------------------------------------------------------------------------------
        114,100  Lincoln Electric Holdings, Inc.                                                  3,578,176
         61,100  Smith (A.O.) Corp.                                                               1,487,785
        148,900  Watsco, Inc.                                                                     4,471,467
                                                                                              -------------
                                                                                                  9,537,428
Electronics (3.6%)
-----------------------------------------------------------------------------------------------------------
        334,200  Agilysys, Inc.                                                                   5,778,318
        261,600  Avnet, Inc. (NON)                                                                4,478,592
        549,800  General Cable Corp. (NON) (S)                                                    5,849,872
        112,200  Komag, Inc. (NON) (S)                                                            1,559,580
        260,600  Monolithic System Technology, Inc. (NON)                                         1,131,004
        431,700  X-Rite, Inc.                                                                     6,289,869
                                                                                              -------------
                                                                                                 25,087,235
Energy (2.2%)
-----------------------------------------------------------------------------------------------------------
        217,900  Global Industries, Ltd. (NON)                                                    1,346,622
        146,100  GulfMark Offshore, Inc. (NON) (S)                                                2,385,813
         62,200  Hydril Co. (NON)                                                                 2,671,490
         50,600  National-Oilwell, Inc. (NON)                                                     1,662,716
         52,700  Pride International, Inc. (NON) (S)                                              1,042,933
        161,400  Tidewater, Inc.                                                                  5,253,570
         37,800  Varco International, Inc. (NON)                                                  1,013,796
                                                                                              -------------
                                                                                                 15,376,940
Engineering & Construction (0.2%)
-----------------------------------------------------------------------------------------------------------
         38,400  EMCOR Group, Inc. (NON) (S)                                                      1,444,608

Financial (0.7%)
-----------------------------------------------------------------------------------------------------------
        211,400  Advanta Corp. Class B                                                            5,113,766

Food (1.4%)
-----------------------------------------------------------------------------------------------------------
         87,500  Chiquita Brands International, Inc.
                 (NON) (S)                                                                        1,523,375
         90,900  Flowers Foods, Inc.                                                              2,349,765
         81,900  Ralcorp Holdings, Inc. (NON)                                                     2,956,590
         89,300  Sanderson Farms, Inc.                                                            2,987,085
                                                                                              -------------
                                                                                                  9,816,815
Health Care Services (3.1%)
-----------------------------------------------------------------------------------------------------------
         51,400  AMERIGROUP Corp. (NON)                                                           2,891,250
        375,300  D&K Healthcare Resources, Inc.                                                   3,696,705
      1,105,900  Hooper Holmes, Inc.                                                              4,954,432
         34,500  Pediatrix Medical Group, Inc. (NON)                                              1,892,325
        168,300  PSS World Medical, Inc. (NON)                                                    1,689,732
         85,400  Sierra Health Services, Inc. (NON) (S)                                           4,093,222
         67,800  Sunrise Assisted Living, Inc. (NON) (S)                                          2,381,136
                                                                                              -------------
                                                                                                 21,598,802
Homebuilding (2.9%)
-----------------------------------------------------------------------------------------------------------
        324,300  Champion Enterprises, Inc. (NON) (S)                                             3,337,047
        613,000  Fleetwood Enterprises, Inc. (NON) (S)                                            9,305,340
        213,875  Levitt Corp. Class A                                                             5,017,508
         34,900  Meritage Corp. (NON)                                                             2,743,140
                                                                                              -------------
                                                                                                 20,403,035
Household Furniture and Appliances (1.1%)
-----------------------------------------------------------------------------------------------------------
         83,300  Furniture Brands International, Inc. (S)                                         2,089,164
        304,500  Haverty Furniture Cos., Inc.                                                     5,340,930
                                                                                              -------------
                                                                                                  7,430,094
Insurance (8.1%)
-----------------------------------------------------------------------------------------------------------
        175,100  AmerUs Group Co. (S)                                                             7,179,100
        146,500  Bristol West Holdings, Inc.                                                      2,511,010
        389,600  Ceres Group, Inc. (NON)                                                          2,123,320
         81,400  FBL Financial Group, Inc. Class A                                                2,131,866
        257,900  Fremont General Corp.                                                            5,970,385
         87,900  Hub International, Ltd. (Canada)                                                 1,589,232
        132,200  Infinity Property & Casualty Corp.                                               3,903,866
         92,700  Landamerica Financial Group, Inc. (S)                                            4,217,850
         36,600  Navigators Group, Inc. (NON)                                                     1,070,184
         75,300  Philadelphia Consolidated Holding Corp.
                 (NON)                                                                            4,150,536
        321,500  Presidential Life Corp.                                                          5,523,370
         92,700  Stancorp Financial Group                                                         6,600,240
        103,100  State Auto Financial Corp.                                                       2,984,745
         99,300  Stewart Information Services                                                     3,912,420
         57,300  Zenith National Insurance Corp. (S)                                              2,424,363
                                                                                              -------------
                                                                                                 56,292,487
Investment Banking/Brokerage (0.7%)
-----------------------------------------------------------------------------------------------------------
        294,500  MCG Capital Corp. (S)                                                            5,112,520

Machinery (1.8%)
-----------------------------------------------------------------------------------------------------------
         96,000  Gardner Denver, Inc. (NON)                                                       2,646,720
        853,300  Milacron, Inc. (NON) (S)                                                         2,662,296
         60,300  MSC Industrial Direct Co., Inc. Class A                                          2,055,024
        210,700  Regal-Beloit Corp.                                                               5,096,833
                                                                                              -------------
                                                                                                 12,460,873
Manufacturing (2.6%)
-----------------------------------------------------------------------------------------------------------
         73,900  Griffon Corp. (NON)                                                              1,559,290
        243,500  Kaman Corp.                                                                      2,907,390
        308,000  Stewart & Stevenson Services, Inc.                                               5,442,360
         98,900  Watts Industries, Inc. Class A                                                   2,655,465
        170,700  York International Corp.                                                         5,392,413
                                                                                              -------------
                                                                                                 17,956,918
Medical Technology (2.8%)
-----------------------------------------------------------------------------------------------------------
         80,600  Conmed Corp. (NON)                                                               2,119,780
        161,200  Datascope Corp.                                                                  6,012,760
         23,300  Dionex Corp. (NON) (S)                                                           1,274,510
         55,100  Edwards Lifesciences Corp. (NON) (S)                                             1,845,850
        133,500  Hanger Orthopedic Group, Inc. (NON)                                                668,835
        100,700  Serologicals Corp. (NON) (S)                                                     2,349,331
        161,500  Vital Signs, Inc.                                                                5,164,770
                                                                                              -------------
                                                                                                 19,435,836
Metals (2.0%)
-----------------------------------------------------------------------------------------------------------
        100,400  Quanex Corp. (S)                                                                 5,148,512
         29,400  Reliance Steel & Aluminum Co.                                                    1,167,180
         74,900  Steel Dynamics, Inc. (S)                                                         2,892,638
         57,300  Texas Industries, Inc.                                                           2,947,512
         50,300  United States Steel Corp.                                                        1,892,286
                                                                                              -------------
                                                                                                 14,048,128
Oil & Gas (5.2%)
-----------------------------------------------------------------------------------------------------------
        154,800  Energy Partners, Ltd. (NON) (S)                                                  2,520,144
        277,200  Magnum Hunter Resources, Inc. (NON)                                              3,198,888
         47,300  Premcor, Inc. (NON)                                                              1,821,050
         65,000  Quicksilver Resources, Inc. (NON) (S)                                            2,123,550
        394,800  Range Resources Corp. (S)                                                        6,905,052
        142,400  Remington Oil & Gas Corp. (NON)                                                  3,738,000
        163,400  St. Mary Land & Exploration Co. (S)                                              6,504,954
        106,000  Universal Compression Holdings, Inc.
                 (NON)                                                                            3,611,420
        297,700  Vintage Petroleum, Inc.                                                          5,974,839
                                                                                              -------------
                                                                                                 36,397,897
Pharmaceuticals (1.8%)
-----------------------------------------------------------------------------------------------------------
        290,500  Alpharma, Inc. Class A                                                           5,313,245
         77,200  Andrx Group (NON)                                                                1,726,192
        179,100  Owens & Minor, Inc. (S)                                                          4,549,140
         28,900  Par Pharmaceutical Cos., Inc. (NON)                                              1,038,377
                                                                                              -------------
                                                                                                 12,626,954
Photography/Imaging (0.2%)
-----------------------------------------------------------------------------------------------------------
         40,600  Imation Corp.                                                                    1,444,954

Publishing (0.3%)
-----------------------------------------------------------------------------------------------------------
        194,700  Playboy Enterprises, Inc. Class B (NON)                                          1,954,788

Railroads (0.1%)
-----------------------------------------------------------------------------------------------------------
         46,900  Rail America, Inc. (Private) (NON)                                                 518,245

Real Estate (2.7%)
-----------------------------------------------------------------------------------------------------------
        152,300  Anworth Mortgage Asset Corp. (R)                                                 1,733,174
        139,400  Entertainment Properties Trust (R)                                               5,269,320
        144,300  Friedman, Billings, Ramsey Group, Inc.
                 Class A (S)                                                                      2,756,130
        182,300  Getty Realty Corp. (R)                                                           4,779,906
         78,000  Mills Corp. (R)                                                                  4,045,860
                                                                                              -------------
                                                                                                 18,584,390
Restaurants (0.8%)
-----------------------------------------------------------------------------------------------------------
         29,500  CBRL Group, Inc.                                                                 1,064,360
        170,500  Landry's Restaurants, Inc. (S)                                                   4,652,945
                                                                                              -------------
                                                                                                  5,717,305
Retail (5.8%)
-----------------------------------------------------------------------------------------------------------
         56,700  Aaron Rents, Inc.                                                                1,233,792
        153,900  Coldwater Creek, Inc. (NON)                                                      3,211,893
        165,500  CSK Auto Corp. (NON)                                                             2,204,460
         67,600  Finlay Enterprises, Inc. (NON)                                                   1,314,820
         85,700  Movie Gallery, Inc. (S)                                                          1,502,321
        184,000  Nash Finch Co. (S)                                                               5,786,800
        208,600  Nautilus Group, Inc. (S)                                                         4,712,274
        121,300  Nu Skin Enterprises, Inc. Class A                                                2,851,763
        173,400  Pep Boys (The) - Manny, Moe, & Jack (S)                                          2,427,600
        296,000  Ruddick Corp.                                                                    5,813,440
         65,300  School Specialty, Inc. (NON)                                                     2,573,473
         87,100  ShopKo Stores, Inc. (NON)                                                        1,516,411
        106,300  Sonic Automotive, Inc.                                                           2,131,315
         74,900  Sports Authority, Inc. (The) (NON)                                               1,737,680
         46,900  Stage Stores, Inc. (NON) (S)                                                     1,604,918
                                                                                              -------------
                                                                                                 40,622,960
Semiconductor (1.6%)
-----------------------------------------------------------------------------------------------------------
         60,200  Applied Films Corp. (NON)                                                        1,084,202
        267,600  Cohu, Inc.                                                                       3,955,128
        305,300  Helix Technology Corp. (S)                                                       4,150,554
         67,880  Rofin-Sinar Technologies, Inc. (NON)                                             1,994,314
                                                                                              -------------
                                                                                                 11,184,198
Shipping (1.8%)
-----------------------------------------------------------------------------------------------------------
        213,800  EGL, Inc. (NON) (S)                                                              6,469,588
         94,500  General Maritime Corp. (NON)                                                     3,291,435
         68,900  Tsakos Energy Navigation, Ltd. (Norway)                                          2,421,835
                                                                                              -------------
                                                                                                 12,182,858
Software (0.8%)
-----------------------------------------------------------------------------------------------------------
         89,975  Ascential Software Corp. (NON)                                                   1,211,963
         38,400  Hyperion Solutions Corp. (NON)                                                   1,305,216
         60,100  JDA Software Group, Inc. (NON)                                                     650,282
        179,000  S1 Corp. (NON)                                                                   1,428,420
        175,100  Verisity, Ltd. (NON)                                                             1,216,945
                                                                                              -------------
                                                                                                  5,812,826
Staffing (0.1%)
-----------------------------------------------------------------------------------------------------------
         83,020  Kforce, Inc. (NON)                                                                 695,708

Technology Services (2.1%)
-----------------------------------------------------------------------------------------------------------
        132,800  Acxiom Corp.                                                                     3,152,672
        321,500  Digitas, Inc. (NON) (S)                                                          2,485,195
         60,500  Imagistics International, Inc. (NON)                                             2,032,800
        203,100  MTS Systems Corp.                                                                4,315,875
        110,900  Neoware Systems, Inc. (NON) (S)                                                    920,470
        134,000  Overland Storage, Inc. (NON)                                                     1,874,660
                                                                                              -------------
                                                                                                 14,781,672
Telecommunications (1.0%)
-----------------------------------------------------------------------------------------------------------
        232,900  Boston Communications Group (NON) (S)                                            2,042,533
        277,626  Earthlink, Inc. (NON)                                                            2,859,548
         22,400  Equinix, Inc. (NON)                                                                689,248
        286,000  Primus Telecommunications GP (NON)                                                 420,420
         85,100  Radyne Comstream Corp. (NON)                                                       641,654
                                                                                              -------------
                                                                                                  6,653,403
Textiles (2.4%)
-----------------------------------------------------------------------------------------------------------
        151,000  Kellwood Co.                                                                     5,503,950
        253,900  Phillips-Van Heusen Corp.                                                        5,656,892
        210,000  Wolverine World Wide, Inc.                                                       5,292,000
                                                                                              -------------
                                                                                                 16,452,842
Tire & Rubber (--%)
-----------------------------------------------------------------------------------------------------------
         16,100  Cooper Tire & Rubber                                                               323,765

Toys (0.6%)
-----------------------------------------------------------------------------------------------------------
        433,300  Action Performance Cos., Inc. (S)                                                4,389,329

Transportation Services (0.4%)
-----------------------------------------------------------------------------------------------------------
         47,900  Landstar Systems, Inc. (NON) (S)                                                 2,810,772

Waste Management (0.5%)
-----------------------------------------------------------------------------------------------------------
        118,700  URS Corp. (NON)                                                                  3,166,916
                                                                                              -------------
                 Total Common stocks  (cost $514,101,705)                                      $685,102,053

Warrants (--%) (a) (NON) (cost $23,492)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                         Expiration date            Value
-----------------------------------------------------------------------------------------------------------
         27,100  Magnum Hunter Resources, Inc.                                   3/21/2005          $11,111

Short-term investments (15.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $17,977,658  Putnam Prime Money Market Fund (e)                                             $17,977,658
     88,736,081  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        88,736,081
                                                                                              -------------
                 Total Short-term investments  (cost $106,713,739)                             $106,713,739
                                                                                              -------------
                 Total Investments (cost $620,838,936) (b)                                     $791,826,903
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $696,050,593.

  (b) The aggregate identified cost on a tax basis is $628,406,994, resulting in gross unrealized appreciation and depreciation of $196,191,739 and $32,771,830, respectively, or net unrealized appreciation of $163,419,909.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $86,086,157. The fund received cash collateral of $88,736,081 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $36,039 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees.
      Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Utilities Growth and Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (90.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Electric Utilities (55.0%)
-----------------------------------------------------------------------------------------------------------
        147,686  Alliant Energy Corp. (S)                                                        $3,674,428
        128,190  Ameren Corp. (S)                                                                 5,915,969
        134,723  American Electric Power Co., Inc.                                                4,305,747
        210,300  Aquila, Inc.                                                                       656,136
        156,813  CMS Energy Corp. (NON) (S)                                                       1,492,860
         99,966  Consolidated Edison, Inc. (S)                                                    4,202,571
        287,821  Dominion Resources, Inc. (S)                                                    18,780,320
        104,727  DTE Energy Co.                                                                   4,418,432
        477,273  Edison International                                                            12,652,507
          8,750  Electrabel SA (Belgium)                                                          3,143,461
        467,222  Electricidade de Portugal SA (Portugal)                                          1,363,461
        105,410  Energy East Corp.                                                                2,654,224
        326,996  Entergy Corp.                                                                   19,819,228
        533,971  Exelon Corp.                                                                    19,591,396
        183,921  FirstEnergy Corp. (S)                                                            7,555,475
        183,035  FPL Group, Inc. (S)                                                             12,504,951
         85,628  Great Plains Energy, Inc. (S)                                                    2,496,056
         33,200  Hawaiian Electric Industries, Inc.                                                 881,128
         59,436  Iberdrola SA (Spain)                                                             1,232,587
         68,870  Korea Electric Power Corp. (South Korea)                                         1,301,410
         73,298  Northeast Utilities (S)                                                          1,421,248
         15,500  NSTAR                                                                              761,050
        659,374  PG&E Corp. (NON) (SEG)                                                          20,044,970
        156,535  Pinnacle West Capital Corp.                                                      6,496,203
         34,434  PNM Resources, Inc. (S)                                                            775,109
        185,150  PPL Corp.                                                                        8,735,377
        141,215  Progress Energy, Inc. (S)                                                        5,979,043
        107,002  Public Service Enterprise Group, Inc.
                 (S)                                                                              4,558,285
         60,749  Puget Energy, Inc.                                                               1,379,002
         87,782  SCANA Corp. (S)                                                                  3,277,780
         42,100  Scottish Power PLC ADR (United Kingdom)                                          1,298,364
      1,275,500  Sierra Pacific Resources (NON) (S)                                              11,415,725
        208,661  Southern Co. (The)                                                               6,255,657
        157,665  Teco Energy, Inc. (S)                                                            2,133,207
         36,687  Westar Energy, Inc.                                                                741,077
        135,000  Wisconsin Energy Corp.                                                           4,306,500
         21,600  WPS Resources Corp.                                                                971,784
        226,758  XCEL Energy, Inc. (S)                                                            3,927,449
                                                                                              -------------
                                                                                                213,120,177

Natural Gas Utilities (6.4%)
-----------------------------------------------------------------------------------------------------------
        445,167  Dynegy, Inc. Class A (NON)                                                       2,221,383
         26,500  Energen Corp.                                                                    1,366,075
         80,082  Equitable Resources, Inc. (S)                                                    4,349,253
        119,900  MDU Resources Group, Inc.                                                        3,156,967
         35,875  National Fuel Gas Co. (S)                                                        1,016,339
        146,113  NiSource, Inc.                                                                   3,069,834
         41,911  ONEOK, Inc. (S)                                                                  1,090,524
         53,100  Questar Corp.                                                                    2,433,042
         79,706  Sempra Energy                                                                    2,884,560
         86,137  Southern Union Co. (NON) (S)                                                     1,765,809
         60,806  Vectren Corp. (S)                                                                1,531,095
                                                                                              -------------
                                                                                                 24,884,881

Power Producers (0.6%)
-----------------------------------------------------------------------------------------------------------
        879,841  International Power PLC (United Kingdom)
                 (NON)                                                                            2,304,270

Regional Bells (6.8%)
-----------------------------------------------------------------------------------------------------------
        187,054  BellSouth Corp. (S)                                                              5,072,904
        347,159  SBC Communications, Inc. (S)                                                     9,008,776
        307,322  Verizon Communications, Inc.                                                    12,102,340
                                                                                              -------------
                                                                                                 26,184,020

Telecommunications (20.6%)
-----------------------------------------------------------------------------------------------------------
         30,700  ALLTEL Corp. (S)                                                                 1,685,737
         86,439  AT&T Wireless Services, Inc. (NON)                                               1,277,568
         45,517  CenturyTel, Inc.                                                                 1,558,502
      3,678,000  China Telecom Corp., Ltd. (China)                                                1,191,001
        357,621  Deutsche Telekom AG (Germany) (NON)                                              6,616,997
        181,673  France Telecom SA (France)                                                       4,525,567
         46,400  France Telecom SA 144A (France)                                                  1,155,848
         21,390  Hellenic Telecommunication Organization
                 SA (OTE) (Greece)                                                                  287,402
        227,671  Koninklijke (Royal) KPN NV (Netherlands)                                         1,704,813
        826,938  mmO2 PLC (United Kingdom)                                                        1,469,995
        198,839  Nextel Communications, Inc. Class A
                 (NON)                                                                            4,740,322
            973  Nippon Telegraph & Telephone (NTT) Corp.
                 (Japan)                                                                          3,876,107
          1,314  NTT DoCoMo, Inc. (Japan)                                                         2,229,746
         77,804  Portugal Telecom SGPS SA ADR (Portugal)                                            855,844
         65,190  SK Telecom Co., Ltd. ADR (South Korea)                                           1,267,946
        203,800  Sprint Corp. (FON Group) (S)                                                     4,102,494
         13,715  TDC A/S 144A (Denmark)                                                             485,389
        416,277  Telecom Corp. of New Zealand, Ltd. (New
                 Zealand) (S)                                                                     1,656,484
      2,243,094  Telecom Italia SpA (Italy)                                                       6,921,903
        415,339  Telefonica SA (Spain)                                                            6,215,004
         10,367  Telefonos de Mexico SA de CV (Telmex)
                 ADR Class L (Mexico)                                                               334,543
         90,424  Telekom Austria AG (Austria)                                                     1,266,615
        184,010  Telus Corp. (Canada)                                                             3,562,985
      8,660,306  Vodafone Group PLC (United Kingdom)                                             20,722,373
                                                                                              -------------
                                                                                                 79,711,185

Telephone (0.1%)
-----------------------------------------------------------------------------------------------------------
         15,409  Belgacom SA (Belgium)                                                              551,850

Utilities & Power (0.2%)
-----------------------------------------------------------------------------------------------------------
         69,400  Southwest Water Co.                                                                850,150

Water Utilities (0.8%)
-----------------------------------------------------------------------------------------------------------
        133,968  Aqua America, Inc. (S)                                                           2,962,032
                                                                                              -------------
                 Total Common stocks  (cost $255,296,636)                                      $350,568,565

Corporate bonds and notes (7.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Electric Utilities (3.3%)
-----------------------------------------------------------------------------------------------------------
       $565,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                      $588,030
        145,000  AEP Texas North Co. sr. notes Ser. B, 5
                 1/2s, 2013                                                                         150,736
        355,000  Arizona Public Services Co. notes 6
                 1/2s, 2012                                                                         394,111
         25,000  CenterPoint Energy Houston Electric LLC
                 general ref. mtge. Ser. M2, 5 3/4s, 2014                                            26,531
         60,000  Cleveland Electric Illuminating Co.
                 (The) sec. notes Ser. D, 7.43s, 2009                                                68,562
        270,000  Connecticut Light & Power Co. 1st mtge.
                 Ser. D, 7 7/8s, 2024                                                               343,662
        430,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                         442,611
         35,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                                  35,134
        130,000  Detroit Edison Co. sec. notes 5.2s, 2012                                           134,576
        818,000  Dominion Resources, Inc. sr. notes 8
                 1/8s, 2010                                                                         969,251
        400,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                         410,568
        180,000  Duquesne Light Co. 1st mtge. Ser. O,
                 6.7s, 2012                                                                         201,134
        340,000  Entergy Arkansas Inc. 1st mtge. 5.4s,
                 2018                                                                               335,035
        620,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011                                                                        700,450
        480,000  FirstEnergy Corp. notes Ser. B, 6.45s,
                 2011                                                                               523,618
        415,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033                                                                        435,028
        280,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                         280,560
        325,000  Florida Power Corp. 1st mtge. 5.9s, 2033                                           329,888
        110,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                   117,058
         75,000  Kansas Gas & Electric 1st mtge. 6.2s,
                 2006                                                                                78,086
        625,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                         790,625
        230,000  Monongahela Power Co. 1st mtge. 5s, 2006                                           237,978
         70,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                 80,500
        155,000  New York State Electric & Gas Corp.
                 bonds 5 3/4s, 2023                                                                 152,547
        480,000  Niagara Mohawk Power Corp. sr. notes
                 Ser. G, 7 3/4s, 2008                                                               546,325
         10,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010                                                                        11,817
        310,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                         364,738
        230,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                         254,622
         75,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                         75,709
        615,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                         609,410
         45,000  PacifiCorp Sinking Fund 1st mtge. 5.45s,
                 2013                                                                                47,376
        340,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                            355,993
         90,000  Potomac Edison Co. 1st mtge. 8s, 2024                                               92,046
        193,977  Power Receivable Finance LLC 144A sr.
                 notes 6.29s, 2012                                                                  203,270
         50,000  Powergen U.S. Funding, LLC company
                 guaranty 4 1/2s, 2004                                                               50,033
         10,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                       11,206
        435,000  Progress Energy, Inc. sr. notes 6.05s,
                 2007                                                                               460,212
         35,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                    35,385
        320,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                             347,049
        285,000  Public Service Electric & Gas Co. secd.
                 notes 5s, 2014                                                                     288,325
        175,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                         195,750
         35,000  Rochester Gas & Electric notes 6 3/8s,
                 2033                                                                                37,337
         55,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                            57,162
        150,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                           152,563
        225,000  Southern Power Co. sr. notes Ser. D, 4
                 7/8s, 2015                                                                         219,206
        175,000  Tampa Electric Co. notes 6 7/8s, 2012                                              196,453
        160,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                         177,365
        120,000  Wisconsin Electric Power notes 4 1/2s,
                 2013                                                                               118,570
                                                                                              -------------
                                                                                                 12,734,201

Natural Gas Utilities (0.2%)
-----------------------------------------------------------------------------------------------------------
         65,000  CenterPoint Energy Resources Corp. debs.
                 8.9s, 2006                                                                          72,485
         80,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                        92,813
        190,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                         223,623
        170,000  National Fuel Gas Co. notes 5 1/4s, 2013                                           174,100
        170,000  Texas Eastern Transmission LP sr. notes
                 7s, 2032                                                                           191,575
                                                                                              -------------
                                                                                                    754,596

Oil & Gas (0.1%)
-----------------------------------------------------------------------------------------------------------
        155,000  Canadian Natural Resources, Ltd. sr.
                 notes 5.45s, 2012 (Canada)                                                         161,464
         10,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                          11,186
        290,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                                 295,696
         85,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                          87,384
                                                                                              -------------
                                                                                                    555,730

Regional Bells (0.4%)
-----------------------------------------------------------------------------------------------------------
        150,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                              162,200
        240,000  Bellsouth Capital Funding notes 7 3/4s,
                 2010                                                                               279,526
         15,000  Michigan Bell Telephone Co. debs. 7.85s,
                 2022                                                                                17,704
      1,020,000  Verizon Global Funding Corp. notes 7
                 1/4s, 2010                                                                       1,176,079
                                                                                              -------------
                                                                                                  1,635,509

Telecommunications (2.7%)
-----------------------------------------------------------------------------------------------------------
        150,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                         196,955
      1,250,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                       1,480,990
        600,000  British Telecommunications PLC notes 8
                 3/8s, 2010 (United Kingdom)                                                        723,882
        255,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                                305,640
      1,255,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030
                 (Netherlands)                                                                    1,613,128
        100,000  Deutsche Telekom International Finance
                 BV notes 5 1/4s, 2013 (Netherlands)                                                102,333
        335,000  France Telecom notes 9 1/4s, 2031
                 (France)                                                                           444,161
        740,000  France Telecom notes 7 3/4s, 2011
                 (France)                                                                           885,839
         65,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                    83,940
        290,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8s, 2010 (Netherlands)                                                       344,860
      1,300,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011                                                                       1,501,930
        545,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                         571,647
        340,000  Sprint Capital Corp. company guaranty 6
                 1/8s, 2008                                                                         366,989
        100,000  Telecom Italia Capital 144A company
                 guaranty 6 3/8s, 2033 (Luxembourg)                                                 103,285
         50,000  Telecom Italia Capital 144A company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                                  50,935
        145,000  Telecom Italia Capital 144A company
                 guaranty 4s, 2008 (Luxembourg)                                                     145,815
         75,000  United States Cellular Corp. notes 6.7s,
                 2033                                                                                74,885
        365,000  Verizon Wireless, Inc. notes 5 3/8s,
                 2006                                                                               382,667
         45,000  Vodafone Group PLC notes 7 7/8s, 2030
                 (United Kingdom)                                                                    56,815
        795,000  Vodafone Group PLC notes 7 3/4s, 2010
                 (United Kingdom)                                                                   932,577
                                                                                              -------------
                                                                                                 10,369,273

Telephone (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,870,000  New England Telephone & Telegraph Co.
                 debs. 7 7/8s, 2029                                                               2,254,781
        615,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                           724,706
                                                                                              -------------
                                                                                                  2,979,487
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $27,240,738)                            $29,028,796

Warrants  (0.4%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                            Expiration date         Value
-----------------------------------------------------------------------------------------------------------
          5,624  SK Telecom Co., Ltd. 144A Structured
                 Exercise Call Warrents (Issued by UBS
                 AG) (South Korea)                                                7/15/2005        $857,526
        216,247  Hanaro Telecom, Inc. 144A Structured
                 Exercise Call Warrents (Issued by UBS
                 AG) (South Korea)                                                9/5/2005          601,208
                                                                                              -------------
                 Total Warrants  (cost $1,415,160)                                               $1,458,734

Short-term investments (12.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,431,955  Putnam Prime Money Market Fund (e)                                              $5,431,955
     44,341,450  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        44,303,010
                                                                                              -------------
                 Total Short-term investments  (cost $49,734,965)                               $49,734,965
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $333,687,499) (b)                                     $430,791,060
-----------------------------------------------------------------------------------------------------------



Forward currency contracts to buy at September 30, 2004 (Unaudited) (aggregate face value $5,702,723)
                                                                 Unrealized
                                Aggregate    Delivery           appreciation/
                       Value   face value      date            (depreciation)
----------------------------------------------------------------------------
Australian Dollar    $127,999   $123,141     12/15/04                 $4,858
Danish Krone          240,305    234,177     12/15/04                  6,128
Hong Kong Dollar    1,557,902  1,557,782     12/15/04                    120
Japanese Yen        1,002,369  1,005,730     12/15/04                 (3,361)
Norwegian Krone       471,634   457,872      12/15/04                 13,762
Swedish Krona       1,387,538  1,331,426     12/15/04                 56,112
Swiss Franc         1,017,582    992,595     12/15/04                 24,987
----------------------------------------------------------------------------
                                                                    $102,606
----------------------------------------------------------------------------


Forward currency contracts to sell at September 30, 2004 (Unaudited) (aggregate face value $19,264,667)

                                     Aggregate    Delivery       Unrealized
                        Value       face value      date        depreciation
----------------------------------------------------------------------------
British Pound        $5,700,094     $5,647,022    12/15/04          $(53,072)
Canadian Dollar       1,981,368      1,916,460    12/15/04           (64,908)
Euro                 10,573,206     10,319,430    12/15/04          (253,776)
Mexican Peso             20,847         20,520    12/15/04              (327)
New Zealand Dollar    1,413,103      1,361,235    12/15/04           (51,868)
----------------------------------------------------------------------------
                                                                   $(423,951)
----------------------------------------------------------------------------


Futures contracts outstanding at September 30, 2004 (Unaudited)

                                 Aggregate     Expiration        Unrealized
                     Value      face value        date          appreciation
----------------------------------------------------------------------------
U.S. Treasury
Bond 20 yr (Long)   $785,531     $767,558        Dec-04              $17,973
U.S. Treasury
Note 5 yr (Short)  3,544,000    3,529,319        Dec-04              (14,681)
U.S. Treasury
Note 10 yr (Long)  2,703,000    2,675,503        Dec-04               27,497
----------------------------------------------------------------------------
                                                                     $30,789
----------------------------------------------------------------------------


Credit default contracts outstanding at September 30, 2004 (Unaudited) (premiums received $1,729)

                                                     Notional
                                                       amount          Value
----------------------------------------------------------------------------
Agreement with Merrill Lynch
International effective July 1,
2004, maturing on July 1, 2007, to
receive a premium equal to 1.441%
times the notional amount.  Upon a
credit default event of
Consolidated Natural Gas, 6.625%,
December 12, 2008, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of
Consolidated Natural Gas, 6.625%,
December 12, 2008.                                   $120,000         $1,279
----------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $387,229,407.

  (b) The aggregate identified cost on a tax basis is $337,520,101, resulting in gross unrealized appreciation and depreciation of $97,377,145 and $4,106,186, respectively, or net unrealized appreciation of $93,270,959.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $43,611,224. The fund received cash collateral of $44,303,010 which is pooled with collateral of other Putnam funds into 30 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $34,664 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at September 30, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at Report Date - September 30, 2004: (as a percentage of Market Value)

      Belgium              1.0
      Canada               1.0
      France               1.8
      Germany              1.7
      Italy                1.8
      Japan                1.6
      Netherlands          1.3
      Portugal             0.6
      South Korea          1.0
      Spain                1.9
      United Kingdom       7.1
      United States       77.8
      Other                1.4
                      --------
      Total              100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books.
       An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Putnam VT Vista Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.3%)
-----------------------------------------------------------------------------------------------------------
        125,900  Interpublic Group of Cos., Inc. (The)
                 (NON)                                                                           $1,333,281

Aerospace and Defense (1.2%)
-----------------------------------------------------------------------------------------------------------
        145,100  United Defense Industries, Inc. (NON)                                            5,802,549

Automotive (1.1%)
-----------------------------------------------------------------------------------------------------------
        126,600  Autoliv, Inc.                                                                    5,114,640

Banking (1.1%)
-----------------------------------------------------------------------------------------------------------
         27,700  Commerce Bancorp, Inc. (S)                                                       1,529,040
         92,800  Doral Financial Corp. (S)                                                        3,848,416
                                                                                              -------------
                                                                                                  5,377,456

Biotechnology (3.4%)
-----------------------------------------------------------------------------------------------------------
        110,100  Biogen Idec, Inc. (NON)                                                          6,734,817
         50,800  Celgene Corp. (S) (NON)                                                          2,958,084
         66,000  Genzyme Corp. (NON)                                                              3,591,060
         51,700  IDEXX Laboratories, Inc. (NON)                                                   2,623,258
                                                                                              -------------
                                                                                                 15,907,219

Broadcasting (0.5%)
-----------------------------------------------------------------------------------------------------------
         69,600  XM Satellite Radio Holdings, Inc. Class
                 A (S) (NON)                                                                      2,158,992

Building Materials (1.9%)
-----------------------------------------------------------------------------------------------------------
        104,700  American Standard Cos., Inc. (NON)                                               4,073,877
         91,440  Vulcan Materials Co.                                                             4,658,868
                                                                                              -------------
                                                                                                  8,732,745

Commercial and Consumer Services (1.3%)
-----------------------------------------------------------------------------------------------------------
         58,800  Corporate Executive Board Co. (The) (S)                                          3,600,912
         11,800  Strayer Education, Inc. (S)                                                      1,357,118
         32,100  West Corp. (NON)                                                                   935,073
                                                                                              -------------
                                                                                                  5,893,103

Communications Equipment (2.6%)
-----------------------------------------------------------------------------------------------------------
        142,900  Harris Corp.                                                                     7,850,926
         62,100  Juniper Networks, Inc. (S) (NON)                                                 1,465,560
        344,300  Tellabs, Inc. (NON)                                                              3,164,117
                                                                                              -------------
                                                                                                 12,480,603

Computers (3.9%)
-----------------------------------------------------------------------------------------------------------
        110,600  Lexmark International, Inc. (NON)                                                9,291,506
         41,915  NAVTEQ Corp. (S) (NON)                                                           1,493,851
        327,400  Network Appliance, Inc. (S) (NON)                                                7,530,200
                                                                                              -------------
                                                                                                 18,315,557

Conglomerates (2.9%)
-----------------------------------------------------------------------------------------------------------
         69,600  AMETEK, Inc. (S)                                                                 2,110,272
         50,500  Harman International Industries, Inc.                                            5,441,375
         75,700  ITT Industries, Inc. (S)                                                         6,055,243
                                                                                              -------------
                                                                                                 13,606,890

Consumer Finance (3.1%)
-----------------------------------------------------------------------------------------------------------
         82,200  Capital One Financial Corp. (S)                                                  6,074,580
        176,200  Nelnet, Inc. Class A (NON)                                                       3,943,356
        292,200  Providian Financial Corp. (NON)                                                  4,540,788
                                                                                              -------------
                                                                                                 14,558,724

Consumer Goods (2.8%)
-----------------------------------------------------------------------------------------------------------
         86,114  Alberto-Culver Co.                                                               3,744,237
         36,800  Energizer Holdings, Inc. (NON)                                                   1,696,480
         41,800  Scotts Co. (The) Class A (S) (NON)                                               2,681,470
        170,300  Yankee Candle Co., Inc. (The) (NON)                                              4,931,888
                                                                                              -------------
                                                                                                 13,054,075

Consumer Services (1.3%)
-----------------------------------------------------------------------------------------------------------
         38,600  Alliance Data Systems Corp. (S) (NON)                                            1,565,616
         85,100  Getty Images, Inc. (S) (NON)                                                     4,706,030
                                                                                              -------------
                                                                                                  6,271,646

Containers (1.0%)
-----------------------------------------------------------------------------------------------------------
        122,300  Ball Corp.                                                                       4,577,689

Distribution (0.3%)
-----------------------------------------------------------------------------------------------------------
         54,930  SCP Pool Corp. (S)                                                               1,468,828

Distributors (0.7%)
-----------------------------------------------------------------------------------------------------------
        107,800  Hughes Supply, Inc. (S)                                                          3,241,546

Electronics (6.5%)
-----------------------------------------------------------------------------------------------------------
         43,900  Amphenol Corp. (NON)                                                             1,504,014
        122,100  ATI Technologies, Inc. (Canada) (NON)                                            1,871,793
        199,100  Linear Technology Corp. (S)                                                      7,215,384
        509,900  SanDisk Corp. (NON) (S)                                                         14,848,286
        204,500  Storage Technology Corp. (NON) (S)                                               5,165,670
                                                                                              -------------
                                                                                                 30,605,147

Energy (1.1%)
-----------------------------------------------------------------------------------------------------------
        100,200  BJ Services Co.                                                                  5,251,482

Financial (1.1%)
-----------------------------------------------------------------------------------------------------------
         10,500  Chicago Mercantile Exchange                                                      1,693,650
         45,500  Moody's Corp.                                                                    3,332,875
                                                                                              -------------
                                                                                                  5,026,525

Health Care Services (4.0%)
-----------------------------------------------------------------------------------------------------------
         37,400  Anthem, Inc. (S) (NON)                                                           3,263,150
        157,100  Laboratory Corp. of America Holdings
                 (NON)                                                                            6,868,412
        125,300  PacifiCare Health Systems, Inc. (S)
                 (NON)                                                                            4,598,510
         40,200  WellPoint Health Networks, Inc. (NON)                                            4,224,618
                                                                                              -------------
                                                                                                 18,954,690

Homebuilding (1.1%)
-----------------------------------------------------------------------------------------------------------
          9,000  NVR, Inc. (NON) (S)                                                              4,959,000

Household Furniture and Appliances (0.6%)
-----------------------------------------------------------------------------------------------------------
         49,500  Whirlpool Corp.                                                                  2,974,455

Insurance (1.8%)
-----------------------------------------------------------------------------------------------------------
         41,200  Everest Re Group, Ltd. (Bermuda)                                                 3,062,396
        127,700  W.R. Berkley Corp.                                                               5,383,832
                                                                                              -------------
                                                                                                  8,446,228

Investment Banking/Brokerage (1.3%)
-----------------------------------------------------------------------------------------------------------
         58,200  Bear Stearns Cos., Inc. (The) (S)                                                5,597,094
         13,500  Legg Mason, Inc. (S)                                                               719,145
                                                                                              -------------
                                                                                                  6,316,239

Leisure (0.4%)
-----------------------------------------------------------------------------------------------------------
         29,300  Harley-Davidson, Inc.                                                            1,741,592
          6,700  Winnebago Industries, Inc.                                                         232,088
                                                                                              -------------
                                                                                                  1,973,680

Machinery (3.8%)
-----------------------------------------------------------------------------------------------------------
         39,100  Briggs & Stratton Corp.                                                          3,174,920
        166,000  Terex Corp. (NON) (S)                                                            7,204,400
        111,900  Toro Co. (The)                                                                   7,642,770
                                                                                              -------------
                                                                                                 18,022,090

Manufacturing (1.7%)
-----------------------------------------------------------------------------------------------------------
         83,440  Graco, Inc. (S)                                                                  2,795,240
        154,150  IDEX Corp. (S)                                                                   5,234,934
                                                                                              -------------
                                                                                                  8,030,174

Medical Technology (6.5%)
-----------------------------------------------------------------------------------------------------------
         95,400  Biomet, Inc. (S)                                                                 4,472,352
        134,200  C.R. Bard, Inc.                                                                  7,599,746
        140,600  Charles River Laboratories
                 International, Inc. (NON) (S)                                                    6,439,480
         47,930  Dade Behring Holdings, Inc. (S) (NON)                                            2,670,564
         21,800  Edwards Lifesciences Corp. (NON)                                                   730,300
         90,099  Gen-Probe, Inc. (NON)                                                            3,592,247
         49,200  Respironics, Inc. (NON)                                                          2,629,248
         71,200  Varian Medical Systems, Inc. (NON)                                               2,461,384
                                                                                              -------------
                                                                                                 30,595,321

Office Equipment & Supplies (0.4%)
-----------------------------------------------------------------------------------------------------------
         52,900  HNI Corp.                                                                        2,093,782

Oil & Gas (8.3%)
-----------------------------------------------------------------------------------------------------------
        107,000  Amerada Hess Corp.                                                               9,523,000
        178,500  Burlington Resources, Inc.                                                       7,282,800
         87,200  EOG Resources, Inc.                                                              5,742,120
        107,600  Newfield Exploration Co. (NON)                                                   6,589,424
         80,100  Pogo Producing Co.                                                               3,800,745
         64,100  Sunoco, Inc. (S)                                                                 4,742,118
         69,900  Vintage Petroleum, Inc.                                                          1,402,893
                                                                                              -------------
                                                                                                 39,083,100

Pharmaceuticals (4.2%)
-----------------------------------------------------------------------------------------------------------
        123,600  Andrx Group (NON)                                                                2,763,696
         52,750  Barr Pharmaceuticals, Inc. (NON)                                                 2,185,433
         53,600  Cephalon, Inc. (NON) (S)                                                         2,567,440
        124,300  Endo Pharmaceuticals Holdings, Inc. (S)
                 (NON)                                                                            2,282,148
        132,756  Eon Labs, Inc. (NON)                                                             2,880,805
        200,900  King Pharmaceuticals, Inc. (NON)                                                 2,398,746
        125,400  Medicis Pharmaceutical Corp. Class A (S)                                         4,895,616
                                                                                              -------------
                                                                                                 19,973,884

Restaurants (1.3%)
-----------------------------------------------------------------------------------------------------------
        136,100  Starbucks Corp. (NON)                                                            6,187,106

Retail (9.1%)
-----------------------------------------------------------------------------------------------------------
        100,800  Abercrombie & Fitch Co. Class A                                                  3,175,200
        156,100  Aeropostale, Inc. (NON)                                                          4,089,820
         95,400  American Eagle Outfitters, Inc.                                                  3,515,490
        423,100  Claire's Stores, Inc.                                                           10,594,424
        154,600  Coach, Inc. (NON)                                                                6,558,132
         94,700  Fossil, Inc. (S) (NON)                                                           2,930,018
        106,000  Michaels Stores, Inc.                                                            6,276,260
        197,700  Staples, Inc.                                                                    5,895,414
                                                                                              -------------
                                                                                                 43,034,758

Schools (1.4%)
-----------------------------------------------------------------------------------------------------------
         65,200  Apollo Group, Inc. Class A (S) (NON)                                             4,783,724
         62,700  Career Education Corp. (S) (NON)                                                 1,782,561
                                                                                              -------------
                                                                                                  6,566,285

Semiconductor (0.6%)
-----------------------------------------------------------------------------------------------------------
        127,980  Sigmatel, Inc. (S) (NON)                                                         2,714,456

Shipping (1.7%)
-----------------------------------------------------------------------------------------------------------
        157,500  CNF Transportation, Inc. (S)                                                     6,455,925
         27,900  Overseas Shipholding Group                                                       1,384,956
                                                                                              -------------
                                                                                                  7,840,881

Software (10.4%)
-----------------------------------------------------------------------------------------------------------
        244,800  Adobe Systems, Inc. (S)                                                         12,110,256
        108,700  Autodesk, Inc. (S)                                                               5,286,081
        592,400  BMC Software, Inc. (NON) (SEG)                                                   9,365,844
        364,100  Citrix Systems, Inc. (NON)                                                       6,379,032
          8,600  Mercury Interactive Corp. (S) (NON)                                                299,968
        474,600  Siebel Systems, Inc. (NON)                                                       3,578,484
        127,500  Symantec Corp. (S) (NON)                                                         6,997,200
        192,800  Veritas Software Corp. (NON)                                                     3,431,840
         27,150  Zebra Technology Corp. (NON)                                                     1,656,422
                                                                                              -------------
                                                                                                 49,105,127

Technology Services (2.2%)
-----------------------------------------------------------------------------------------------------------
         67,000  Acxiom Corp.                                                                     1,590,580
         59,300  Cognizant Technology Solutions Corp.
                 (NON)                                                                            1,809,243
         29,700  Equifax, Inc.                                                                      782,892
         22,400  Fair, Isaac and Co., Inc.                                                          654,080
         31,941  Logitech International SA ADR
                 (Switzerland) (S) (NON)                                                          1,544,028
        201,200  VeriSign, Inc. (NON)                                                             3,999,856
                                                                                              -------------
                                                                                                 10,380,679
Waste Management (0.1%)
-----------------------------------------------------------------------------------------------------------
          7,100  Stericycle, Inc. (NON)                                                             325,890
                                                                                              -------------
                 Total Common stocks  (cost $396,994,140)                                      $466,356,522

Short-term investments (17.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $76,659,906  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                       $76,591,179
      3,597,845  Putnam Prime Money Market Fund (e)                                               3,597,845
                                                                                              -------------
                 Total Short-term investments  (cost $80,189,024)                               $80,189,024
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $477,183,164) (b)                                     $546,545,546
-----------------------------------------------------------------------------------------------------------




Futures contracts outstanding at September 30, 2004 (Unaudited)

                                              Aggregate       Expiration    Unrealized
                              Value          face value             date  appreciation
--------------------------------------------------------------------------------------
Nasdaq 100 Index (Long)    $141,750            $138,969           Dec-04        $2,781
Russell 2000 Index (Long) 1,435,000           1,400,894           Dec-04        34,106
S&P 500 Index (Long)      1,672,350           1,665,185           Dec-04         7,165
--------------------------------------------------------------------------------------
                                                                               $44,052
--------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $471,193,979.

  (b) The aggregate identified cost on a tax basis is $478,834,554, resulting in gross unrealized appreciation and depreciation of $81,062,577 and $13,351,585, respectively, or net unrealized appreciation of $67,710,992.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $74,684,821. The fund received cash collateral of $76,591,679, which is pooled with collateral of other Putnam funds into 29 issuers of high-grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $7,020 for the period ended September 30, 2004.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com





Putnam VT Voyager Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Aerospace and Defense (3.3%)
-----------------------------------------------------------------------------------------------------------
        958,500  Boeing Co. (The)                                                               $49,477,770
         47,400  General Dynamics Corp. (S)                                                       4,839,540
        103,300  L-3 Communications Holdings, Inc.                                                6,921,100
        339,100  United Technologies Corp.                                                       31,665,158
                                                                                              -------------
                                                                                                 92,903,568
Automotive (0.1%)
-----------------------------------------------------------------------------------------------------------
         65,000  Johnson Controls, Inc.                                                           3,692,650

Banking (2.2%)
-----------------------------------------------------------------------------------------------------------
         71,500  Commerce Bancorp, Inc. (S)                                                       3,946,800
        355,729  Doral Financial Corp. (S)                                                       14,752,082
        633,700  U.S. Bancorp                                                                    18,313,930
        413,900  Wells Fargo & Co.                                                               24,680,857
                                                                                              -------------
                                                                                                 61,693,669
Beverage (3.4%)
-----------------------------------------------------------------------------------------------------------
        616,600  Coca-Cola Co. (The)                                                             24,694,830
         84,700  Coca-Cola Enterprises, Inc.                                                      1,600,830
        677,800  Pepsi Bottling Group, Inc. (The)                                                18,402,270
      1,021,400  PepsiCo, Inc.                                                                   49,691,110
                                                                                              -------------
                                                                                                 94,389,040
Biotechnology (2.8%)
-----------------------------------------------------------------------------------------------------------
        653,800  Amgen, Inc. (NON)                                                               37,057,384
        162,300  Biogen Idec, Inc. (NON)                                                          9,927,891
        126,800  Genentech, Inc. (NON) (S)                                                        6,646,856
        190,300  Genzyme Corp. (NON)                                                             10,354,223
        391,500  Gilead Sciences, Inc. (NON) (S)                                                 14,634,270
                                                                                              -------------
                                                                                                 78,620,624
Building Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
        619,900  Masco Corp. (S)                                                                 21,405,147
         20,400  Vulcan Materials Co.                                                             1,039,380
                                                                                              -------------
                                                                                                 22,444,527
Commercial and Consumer Services (2.1%)
-----------------------------------------------------------------------------------------------------------
        412,200  eBay, Inc. (S) (NON)                                                            37,897,668
        616,700  Yahoo!, Inc. (NON)                                                              20,912,297
                                                                                              -------------
                                                                                                 58,809,965
Communications Equipment (5.7%)
-----------------------------------------------------------------------------------------------------------
        876,600  Avaya, Inc. (S) (NON)                                                           12,219,804
      4,178,900  Cisco Systems, Inc. (NON)                                                       75,638,090
         78,500  Harris Corp.                                                                     4,312,790
      1,728,300  Qualcomm, Inc.                                                                  67,472,832
                                                                                              -------------
                                                                                                159,643,516
Computers (3.9%)
-----------------------------------------------------------------------------------------------------------
      1,702,800  Dell, Inc. (NON)                                                                60,619,680
      1,443,100  EMC Corp. (NON)                                                                 16,653,374
        378,900  Lexmark International, Inc. Class A
                 (NON) (S)                                                                       31,831,389
                                                                                              -------------
                                                                                                109,104,443
Conglomerates (1.7%)
-----------------------------------------------------------------------------------------------------------
         94,900  Danaher Corp.                                                                    4,866,472
      1,214,600  General Electric Co.                                                            40,786,268
         19,100  ITT Industries, Inc.                                                             1,527,809
                                                                                              -------------
                                                                                                 47,180,549
Consumer Finance (1.7%)
-----------------------------------------------------------------------------------------------------------
        447,900  Capital One Financial Corp.                                                     33,099,810
        600,900  MBNA Corp.                                                                      15,142,680
                                                                                              -------------
                                                                                                 48,242,490
Consumer Goods (4.6%)
-----------------------------------------------------------------------------------------------------------
        760,300  Avon Products, Inc.                                                             33,209,904
        550,300  Gillette Co. (The)                                                              22,969,522
      1,350,000  Procter & Gamble Co.                                                            73,062,000
                                                                                              -------------
                                                                                                129,241,426
Containers (--%)
-----------------------------------------------------------------------------------------------------------
         27,200  Ball Corp.                                                                       1,018,096

Distribution (0.3%)
-----------------------------------------------------------------------------------------------------------
        236,500  SYSCO Corp.                                                                      7,076,080

Electric Utilities (0.6%)
-----------------------------------------------------------------------------------------------------------
        652,000  Edison International                                                            17,284,520

Electronics (4.8%)
-----------------------------------------------------------------------------------------------------------
        175,100  Altera Corp. (S) (NON)                                                           3,426,707
        278,300  Arrow Electronics, Inc. (S) (NON)                                                6,284,014
      3,276,400  Intel Corp.                                                                     65,724,584
        105,600  Jabil Circuit, Inc. (NON)                                                        2,428,800
        169,500  Maxim Integrated Products, Inc.                                                  7,168,155
        966,600  Micron Technology, Inc. (NON)                                                   11,628,198
      1,035,000  Motorola, Inc.                                                                  18,671,400
        684,700  Texas Instruments, Inc. (S)                                                     14,570,416
         93,800  Xilinx, Inc.                                                                     2,532,600
                                                                                              -------------
                                                                                                132,434,874
Energy (0.2%)
-----------------------------------------------------------------------------------------------------------
        162,100  GlobalSantaFe Corp. (Cayman Islands)                                             4,968,365

Financial (2.8%)
-----------------------------------------------------------------------------------------------------------
        127,300  American Express Co. (S)                                                         6,550,858
        606,900  Citigroup, Inc.                                                                 26,776,428
        534,800  Fannie Mae                                                                      33,906,320
        227,700  SLM Corp.                                                                       10,155,420
                                                                                              -------------
                                                                                                 77,389,026
Gaming & Lottery (0.5%)
-----------------------------------------------------------------------------------------------------------
        231,700  Harrah's Entertainment, Inc. (S)                                                12,275,466

Health Care Services (5.3%)
-----------------------------------------------------------------------------------------------------------
         28,300  Anthem, Inc. (S) (NON)                                                           2,469,175
        325,500  Caremark Rx, Inc. (NON)                                                         10,438,785
         61,800  Community Health Systems, Inc. (NON) (S)                                         1,648,824
        397,950  Coventry Health Care, Inc. (S) (NON)                                            21,238,592
        118,400  Express Scripts, Inc. Class A (NON) (S)                                          7,736,256
        199,600  Fisher Scientific International, Inc.
                 (NON) (S)                                                                       11,642,668
        226,700  Health Management Associates, Inc. (S)                                           4,631,481
        167,900  Henry Schein, Inc. (NON) (S)                                                    10,461,849
        106,500  Manor Care, Inc.                                                                 3,190,740
        114,600  PacifiCare Health Systems, Inc. (S)
                 (NON)                                                                            4,205,820
         47,400  Patterson Cos., Inc. (S) (NON)                                                   3,628,944
         80,300  Sierra Health Services, Inc. (NON) (S)                                           3,848,779
        625,600  UnitedHealth Group, Inc.                                                        46,131,744
        117,800  Universal Health Services, Inc. Class B                                          5,124,300
        105,300  WellChoice, Inc. (NON)                                                           3,930,849
         79,600  WellPoint Health Networks, Inc. (NON)                                            8,365,164
                                                                                              -------------
                                                                                                148,693,970
Homebuilding (0.1%)
-----------------------------------------------------------------------------------------------------------
         24,998  D.R. Horton, Inc.                                                                  827,684
          3,400  NVR, Inc. (NON) (S)                                                              1,873,400
                                                                                              -------------
                                                                                                  2,701,084
Household Furniture and Appliances (0.6%)
-----------------------------------------------------------------------------------------------------------
        250,000  Whirlpool Corp.                                                                 15,022,500

Industrial (1.5%)
-----------------------------------------------------------------------------------------------------------
        529,900  3M Co.                                                                          42,376,103

Insurance (2.0%)
-----------------------------------------------------------------------------------------------------------
         25,500  AMBAC Financial Group, Inc. (S)                                                  2,038,725
        670,500  American International Group, Inc.                                              45,587,295
        207,900  Fidelity National Financial, Inc.                                                7,920,990
                                                                                              -------------
                                                                                                 55,547,010
Lodging/Tourism (0.5%)
-----------------------------------------------------------------------------------------------------------
        301,500  Royal Caribbean Cruises, Ltd.                                                   13,145,400

Manufacturing (0.4%)
-----------------------------------------------------------------------------------------------------------
        101,600  Illinois Tool Works, Inc.                                                        9,466,072

Medical Technology (3.5%)
-----------------------------------------------------------------------------------------------------------
        187,300  Becton, Dickinson and Co.                                                        9,683,410
        673,700  Medtronic, Inc.                                                                 34,965,030
         56,100  Respironics, Inc. (S) (NON)                                                      2,997,984
        330,700  St. Jude Medical, Inc. (NON)                                                    24,891,789
        273,500  Varian Medical Systems, Inc. (NON)                                               9,454,895
        195,300  Zimmer Holdings, Inc. (NON)                                                     15,436,512
                                                                                              -------------
                                                                                                 97,429,620
Oil & Gas (3.0%)
-----------------------------------------------------------------------------------------------------------
        573,300  Amerada Hess Corp.                                                              51,023,700
        226,800  Anadarko Petroleum Corp.                                                        15,050,448
        231,800  Valero Energy Corp.                                                             18,592,678
                                                                                              -------------
                                                                                                 84,666,826
Pharmaceuticals (11.8%)
-----------------------------------------------------------------------------------------------------------
        859,900  Abbott Laboratories                                                             36,425,364
        139,100  Eon Labs, Inc. (NON)                                                             3,018,470
        357,900  Forest Laboratories, Inc. (NON)                                                 16,098,342
      1,848,600  Johnson & Johnson                                                              104,131,638
         51,600  Merck & Co., Inc.                                                                1,702,800
      5,135,200  Pfizer, Inc.                                                                   157,137,120
        287,600  Wyeth                                                                           10,756,240
                                                                                              -------------
                                                                                                329,269,974
Photography/Imaging (0.4%)
-----------------------------------------------------------------------------------------------------------
        866,800  Xerox Corp. (NON)                                                               12,204,544

Regional Bells (0.3%)
-----------------------------------------------------------------------------------------------------------
        213,600  Verizon Communications, Inc. (S)                                                 8,411,568

Restaurants (1.0%)
-----------------------------------------------------------------------------------------------------------
        315,800  Darden Restaurants, Inc.                                                         7,364,456
        306,100  Starbucks Corp. (S) (NON)                                                       13,915,306
        183,100  Yum! Brands, Inc.                                                                7,444,846
                                                                                              -------------
                                                                                                 28,724,608
Retail (13.8%)
-----------------------------------------------------------------------------------------------------------
        206,100  Abercrombie & Fitch Co. Class A                                                  6,492,150
        353,600  Best Buy Co., Inc. (S)                                                          19,179,264
        185,400  Borders Group, Inc.                                                              4,597,920
        329,000  Chico's FAS, Inc. (S) (NON)                                                     11,251,800
        112,400  Coach, Inc. (NON)                                                                4,768,008
        684,800  Costco Wholesale Corp. (S)                                                      28,460,288
      1,634,800  Home Depot, Inc. (The)                                                          64,084,160
        384,259  Kohl's Corp. (S) (NON)                                                          18,517,441
        695,400  Lowe's Cos., Inc. (S)                                                           37,794,990
        272,800  Michaels Stores, Inc. (S)                                                       16,152,488
        263,600  Nordstrom, Inc.                                                                 10,080,064
         72,900  PETsMART, Inc. (S)                                                               2,069,631
         58,400  RadioShack Corp.                                                                 1,672,576
        124,000  Rent-A-Center, Inc. (NON)                                                        3,206,640
      1,078,100  Staples, Inc. (S)                                                               32,148,942
        292,095  Target Corp.                                                                    13,217,299
        161,800  Timberland Co. (The) Class A (S) (NON)                                           9,190,240
        554,000  TJX Cos., Inc. (The)                                                            12,210,160
      1,596,400  Wal-Mart Stores, Inc. (S)                                                       84,928,480
         51,300  Whole Foods Market, Inc. (S)                                                     4,401,027
                                                                                              -------------
                                                                                                384,423,568
Schools (0.1%)
-----------------------------------------------------------------------------------------------------------
         15,836  Apollo Group, Inc. Class A (S) (NON)                                             1,161,887

Semiconductor (0.4%)
-----------------------------------------------------------------------------------------------------------
        572,300  Applied Materials, Inc. (NON)                                                    9,437,227

Shipping (0.4%)
-----------------------------------------------------------------------------------------------------------
         49,200  FedEx Corp.                                                                      4,215,948
        215,400  J. B. Hunt Transport Services, Inc. (S)                                          7,999,956
                                                                                              -------------
                                                                                                 12,215,904
Software (10.3%)
-----------------------------------------------------------------------------------------------------------
      1,105,100  Adobe Systems, Inc.                                                             54,669,297
        319,000  Autodesk, Inc.                                                                  15,512,970
      4,960,400  Microsoft Corp. (SEG)                                                          137,155,059
      3,407,800  Oracle Corp. (NON)                                                              38,439,984
        742,700  Symantec Corp. (NON)                                                            40,759,376
                                                                                              -------------
                                                                                                286,536,686
Technology Services (0.6%)
-----------------------------------------------------------------------------------------------------------
        144,000  Affiliated Computer Services, Inc. Class
                 A (S) (NON)                                                                      8,016,480
        235,400  Fiserv, Inc. (NON)                                                               8,206,044
                                                                                              -------------
                                                                                                 16,222,524
Telecommunications (0.3%)
-----------------------------------------------------------------------------------------------------------
        244,400  CenturyTel, Inc. (S)                                                             8,368,256

Textiles (0.5%)
-----------------------------------------------------------------------------------------------------------
        126,700  Liz Claiborne, Inc. (S)                                                          4,779,124
        113,300  Nike, Inc. (S)                                                                   8,928,040
                                                                                              -------------
                                                                                                 13,707,164
Tobacco (0.7%)
-----------------------------------------------------------------------------------------------------------
        435,200  Altria Group, Inc. (S)                                                          20,471,808

Transportation Services (0.2%)
-----------------------------------------------------------------------------------------------------------
         83,800  United Parcel Service, Inc. Class B (S)                                          6,362,096
                                                                                              -------------
                 Total Common stocks  (cost $2,346,579,365)                                  $2,764,979,293

Short-term investments (3.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $66,858,076  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                       $66,798,136
     28,193,998  Putnam Prime Money Market Fund (e)                                              28,193,998
                                                                                              -------------
                 Total Short-term investments  (cost $94,992,134)                               $94,992,134
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,441,571,499) (b)                                 $2,859,971,427
-----------------------------------------------------------------------------------------------------------


Putnam VT Voyager Fund
-----------------------------------------------------------------------------
Futures contracts outstanding at September 30, 2004 (Unaudited)

                                         Aggregate  Expiration     Unrealized
                           Value        face value        date   depreciation
-----------------------------------------------------------------------------
Nasdaq 100 Index (Long) $992,250        $1,001,347      Dec-04        $(9,097)
S&P 500 Index (Long)   3,902,150         3,949,892      Dec-04        (47,742)
-----------------------------------------------------------------------------
                                                                     $(56,839)
-----------------------------------------------------------------------------


Putnam VT Voyager Fund
-----------------------------------------------------------------------------
Written options outstanding at September 30, 2004
(premium received $348,703)

Contract                                         Expiration date/
amount                                           strike price           Value
-----------------------------------------------------------------------------
$66,593  Agilent Technologies, Inc. (Put)        Oct 04/$19.19           $666
 79,216  Altera Corp. (Put)                      Oct 04/$15.99            792
 18,921  Apollo Group, Inc. (Put)                Nov 04/$66.25         20,334
 18,793  Apollo Group, Inc. (Put)                Oct 04/$67.89         18,229
 31,964  Coach Inc. (Call)                       Nov 04/$47.54          7,611
 26,504  Commerce Banc NJ, Inc. (Call)           Oct 04/$58.56          4,283
129,915  EMC Corp. (Call)                        Oct 04/$12.13         21,826
 32,035  Forest Laboratories, Inc. (Put)         Oct 04/$40.10          9,864
 26,433  Genetech Inc. (Call)                    Oct 04/$59.16          8,736
 67,629  Intel Corp. (Put)                       Oct 04/$18.67         21,641
 30,820  Lennar Corp. (Put)                      Oct 04/$41.05            339
 16,791  Lexmark International, Inc. (Put)       Nov 04/$74.20          9,871
 32,428  Maxim Integrated products, Inc. (Put)   Oct 04/$38.90          1,683
 78,087  Motorola, Inc. (Call)                   Nov 04/$19.48         21,302
133,134  Oracle Corp. (Put)                      Oct 04/$9.54             453
 35,901  Qualcomm, Inc. (Call)                   Oct 04/$43.04          1,924
 29,303  Symantec Corp. (Call)                   Oct 04/$52.58         72,106
 61,624  Texas Instruments, Inc. (Call)          Oct 04/$24.84          6,668
 20,451  Valero Energy Corp. (Put)               Oct 04/$62.00              4
 43,252  Yahoo!, Inc. (Call)                     Oct 04/$36.13         24,602
-----------------------------------------------------------------------------
                                                                     $252,934
-----------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,788,220,332.

  (b) The aggregate identified cost on a tax basis is $2,607,164,217, resulting in gross unrealized appreciation and depreciation of $341,113,871 and $88,306,661, respectively, or net unrealized appreciation of $252,807,210.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2004.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $65,000,652. The fund received cash collateral of $66,798,136 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $75,107 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: November 29, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: November 29, 2004